UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 6.2%
2,500	Deutsche Bank Securities, Inc., 0.020%, dated 01/31/14, due 02/03/14, repurchase price $2,500, collateralized by U.S. Treasury Bonds, 6.375%, 08/15/27 and U.S. Treasury Notes, 0.750%, 10/31/17 with a value of $2,550.	2,500
2,500	Societe Generale S.A., 0.030%, dated 01/31/14, due 02/03/14, repurchase price $2,500, collateralized by U.S. Treasury Notes, 1.375% - 1.625%, 09/30/18 - 11/15/22 with a value of $2,550.	2,500

	Total Repurchase Agreements (Cost $5,000)	5,000

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 66.0%
53,068	U.S. Treasury Bill, 0.010%, 02/06/14 (m) (n) (Cost $53,068)	53,068

SHARES
Investment Companies — 33.0%
23,674	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) †	23,674
2,840	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.000% (b) (l) †	2,840

	Total Investment Companies (Cost $26,514)	26,514

	Total Investments — 105.2% (Cost $84,582)	84,582
	Liabilities in Excess of Other Assets — (5.2)%	(4,206)

	NET ASSETS — 100.0%	$80,376

Percentages indicated are based on net assets.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
197	Australian Dollar	03/17/14	$17,180	$(189)

Return Swaps on Commodities
		TERMINATION	NOTIONAL
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	DATE	VALUE*	VALUE
Newedge USA, LLC
	Long Positions
	CBOT Soybean Meal March 2014 Futures	03/14/14	$6,903	$295

Jefferies Bache Financial Services, Inc.
	Long Positions
	NYMEX WTI Crude Oil March 2014 Futures	02/20/14	$8,189	$338
	NYMEX Natural Gas March 2014 Futures	02/26/14	6,920	641
	NYMEX Gasoline RBOB March 2014 Futures	02/28/14	7,405	(35)
	NYMEX NY Harbor ULSD March 2014 Futures	02/28/14	7,679	(14)
	NYBOT-ICE Cotton No. 2 March 2014 Futures	03/07/14	5,751	19
	ICE Gas Oil March 2014 Futures	03/12/14	6,291	84
	CBOT Soybean March 2014 Futures	03/14/14	4,618	(85)
	CBOT Soybean March 2014 Futures	03/14/14	3,659	6
	CBOT Soybean Meal March 2014 Futures	03/14/14	3,238	(34)
	ICE Brent Crude Oil April 2014 Futures	03/14/14	9,735	(50)
	NYBOT-ICE Coca March 2014 Futures	03/14/14	4,250	266
	LME Copper March 2014 Futures	03/17/14	177	(1)
	LME Lead March 2014 Futures	03/17/14	3,271	(48)
	LME Nickel March 2014 Futures	03/17/14	2,428	(63)
	LME Zinc March 2014 Futures	03/17/14	1,573	(71)
	COMEX Silver March 2014 Futures	03/27/14	96	(4)
	COMEX Gold 100 oz. April 2014 Futures	04/28/14	744	1
	CME Live Cattle April 2014 Futures	04/30/14	3,651	2
	Short Positions
	NYBOT-ICE Sugar No. 11 (World) March 2014 Futures	02/28/14	(1,672)	(14)
	CBOT Corn March 2014 Futures	03/14/14	(304)	(2)
	CBOT Wheat March 2014 Futures	03/14/14	(500)	16
	LME Primary Aluminum March 2014 Futures	03/17/14	(548)	22
	NYBOT-ICE Coffee “C” March 2014 Futures	03/19/14	(1,455)	(99)

				$875

				$1,170

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

BRENT	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
ICE	—	IntercontinentalExchange, Inc.
LME	—	London Metal Exchange
NYBOT	—	New York Board of Trade
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
†	—	Approximately $22,360,000 of the investments are restricted and pledged as collateral for swaps to various brokers.
*	—	Notional value is the total value of the underlying commodity futures contracts.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	—	(h)

Net unrealized appreciation/depreciation	$—	(h)

Federal income tax cost of investments	$84,582

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,514	$58,068	$—	$84,582
Appreciation in Other Financial Instruments
Return Swaps	$—	$1,690	$—	$1,690
Depreciation in Other Financial Instruments
Futures Contracts	$(189)	$—	$—	$(189)
Return Swaps	—	(520)	—	(520)
Total Depreciation in Other Financial Instruments	$(189)	$(520)	$—	$(709)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the CSOI. Level 1 consists of two affiliated money market mutual funds, which are held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

1. Derivatives — The Fund uses instruments including futures contracts, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Highbridge Dynamic Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands, except number of contracts)

Notes (a) — (b) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Swaps — The Fund engages in various swap transactions within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Return Swaps on Commodities and Commodity Indices — The Fund uses return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.9% (j)
Common Stocks — 91.6%
		Consumer Discretionary — 12.6%
		Auto Components — 0.7%
7		Lear Corp.	492
13		TRW Automotive Holdings Corp. (a)	979

			1,471

		Automobiles — 1.2%
71		General Motors Co. (a)	2,564

		Hotels, Restaurants & Leisure — 0.7%
18		Royal Caribbean Cruises Ltd.	909
3		Starbucks Corp.	187
4		Starwood Hotels & Resorts Worldwide, Inc.	321

			1,417

		Household Durables — 1.0%
4		Harman International Industries, Inc.	362
15		Lennar Corp., Class A	595
32		PulteGroup, Inc.	649
17		Toll Brothers, Inc. (a)	635

			2,241

		Internet & Catalog Retail — 1.1%
5		Amazon.com, Inc. (a)	1,818
—	(h)	priceline.com, Inc. (a)	481

			2,299

		Media — 5.3%
43		CBS Corp. (Non-Voting), Class B	2,547
26		Comcast Corp., Class A	1,415
19		DISH Network Corp., Class A (a)	1,071
6		Time Warner Cable, Inc.	778
89		Time Warner, Inc.	5,623

			11,434

		Specialty Retail — 2.0%
2		AutoZone, Inc. (a)	797
18		Home Depot, Inc. (The)	1,413
20		Lowe’s Cos., Inc.	931
19		TJX Cos., Inc.	1,083

			4,224

		Textiles, Apparel & Luxury Goods — 0.6%
9		Lululemon Athletica, Inc., (Canada) (a)	417
16		V.F. Corp.	912

			1,329

		Total Consumer Discretionary	26,979

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 7.0%
	Beverages — 1.9%
22	Coca-Cola Enterprises, Inc.	973
4	Constellation Brands, Inc., Class A (a)	330
11	Dr. Pepper Snapple Group, Inc.	504
8	Molson Coors Brewing Co., Class B	416
24	PepsiCo, Inc.	1,901

		4,124

	Food & Staples Retailing — 0.6%
19	CVS Caremark Corp.	1,319

	Food Products — 3.0%
46	Archer-Daniels-Midland Co.	1,831
45	General Mills, Inc.	2,175
7	Kellogg Co.	387
58	Mondelez International, Inc., Class A	1,889

		6,282

	Household Products — 0.5%
6	Kimberly-Clark Corp.	642
5	Procter & Gamble Co. (The)	416

		1,058

	Tobacco — 1.0%
27	Philip Morris International, Inc.	2,145

	Total Consumer Staples	14,928

	Energy — 2.9%
	Energy Equipment & Services — 1.5%
15	Ensco plc, (United Kingdom), Class A	730
17	Halliburton Co.	836
18	Schlumberger Ltd.	1,608

		3,174

	Oil, Gas & Consumable Fuels — 1.4%
10	Anadarko Petroleum Corp.	841
6	Cheniere Energy, Inc. (a)	265
5	EQT Corp.	473
9	Marathon Petroleum Corp.	805
8	Occidental Petroleum Corp.	683

		3,067

	Total Energy	6,241

	Financials — 16.4%
	Capital Markets — 2.6%
31	Charles Schwab Corp. (The)	765
44	Invesco Ltd.	1,462
52	Morgan Stanley	1,540
18	State Street Corp.	1,208

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Capital Markets — Continued
21	TD Ameritrade Holding Corp.	671

		5,646

	Commercial Banks — 2.7%
19	BB&T Corp.	719
10	CIT Group, Inc.	479
22	Comerica, Inc.	1,005
6	PNC Financial Services Group, Inc. (The)	455
12	Popular, Inc., (Puerto Rico) (a)	303
6	SVB Financial Group (a)	706
49	Wells Fargo & Co.	2,207

		5,874

	Consumer Finance — 0.6%
15	Capital One Financial Corp.	1,053
5	Santander Consumer USA Holdings, Inc. (a)	138

		1,191

	Diversified Financial Services — 1.8%
109	Bank of America Corp.	1,833
25	Citigroup, Inc.	1,201
4	IntercontinentalExchange Group, Inc.	825

		3,859

	Insurance — 5.1%
37	ACE Ltd., (Switzerland)	3,461
10	Axis Capital Holdings Ltd., (Bermuda)	460
5	Everest Re Group Ltd., (Bermuda)	672
30	Marsh & McLennan Cos., Inc.	1,369
52	MetLife, Inc.	2,563
4	Prudential Financial, Inc.	322
5	RenaissanceRe Holdings Ltd., (Bermuda)	493
12	Travelers Cos., Inc. (The)	993
18	XL Group plc, (Ireland)	503

		10,836

	Real Estate Investment Trusts (REITs) — 3.6%
5	AvalonBay Communities, Inc.	558
8	Boston Properties, Inc.	853
34	Brandywine Realty Trust	480
14	Brixmor Property Group, Inc.	296
70	DCT Industrial Trust, Inc.	502
9	Digital Realty Trust, Inc.	451
10	Extra Space Storage, Inc.	457
1	GEO Group, Inc. (The)	21
16	Highwoods Properties, Inc.	609
13	Kilroy Realty Corp.	682
24	Kimco Realty Corp.	494

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — Continued
9	Mid-America Apartment Communities, Inc.	574
12	Post Properties, Inc.	542
19	Prologis, Inc.	748
34	Sunstone Hotel Investors, Inc.	442

		7,709

	Total Financials	35,115

	Health Care — 10.9%
	Biotechnology — 3.3%
8	Alexion Pharmaceuticals, Inc. (a)	1,319
8	Biogen Idec, Inc. (a)	2,461
13	Celgene Corp. (a)	1,990
15	Vertex Pharmaceuticals, Inc. (a)	1,212

		6,982

	Health Care Equipment & Supplies — 1.3%
16	Baxter International, Inc.	1,087
22	Stryker Corp.	1,738

		2,825

	Health Care Providers & Services — 2.1%
6	Aetna, Inc.	423
12	Humana, Inc.	1,123
6	McKesson Corp.	984
27	UnitedHealth Group, Inc.	1,941

		4,471

	Health Care Technology — 0.3%
12	Cerner Corp. (a)	682

	Life Sciences Tools & Services — 0.5%
5	Mettler-Toledo International, Inc. (a)	1,121

	Pharmaceuticals — 3.4%
4	Allergan, Inc.	401
63	Bristol-Myers Squibb Co.	3,162
42	Johnson & Johnson	3,735

		7,298

	Total Health Care	23,379

	Industrials — 14.5%
	Aerospace & Defense — 4.8%
38	Honeywell International, Inc.	3,511
58	United Technologies Corp.	6,651

		10,162

	Airlines — 0.4%
19	United Continental Holdings, Inc. (a)	880

	Building Products — 0.4%
39	Masco Corp.	824

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Construction & Engineering — 1.5%
43	Fluor Corp.	3,288

	Electrical Equipment — 2.4%
22	Eaton Corp. plc, (Ireland)	1,572
52	Emerson Electric Co.	3,453

		5,025

	Machinery — 1.8%
44	PACCAR, Inc.	2,460
13	SPX Corp.	1,326

		3,786

	Road & Rail — 2.8%
117	CSX Corp.	3,150
5	Norfolk Southern Corp.	471
14	Union Pacific Corp.	2,431

		6,052

	Trading Companies & Distributors — 0.4%
4	W.W. Grainger, Inc.	907

	Total Industrials	30,924

	Information Technology — 15.6%
	Communications Equipment — 1.5%
62	Cisco Systems, Inc.	1,356
25	QUALCOMM, Inc.	1,868

		3,224

	Computers & Peripherals — 0.4%
11	SanDisk Corp.	789

	Internet Software & Services — 4.0%
31	eBay, Inc. (a)	1,675
6	Facebook, Inc., Class A (a)	396
5	Google, Inc., Class A (a)	5,881
3	LinkedIn Corp., Class A (a)	613

		8,565

	IT Services — 1.8%
7	Accenture plc, (Ireland), Class A	559
3	Alliance Data Systems Corp. (a)	745
8	Cognizant Technology Solutions Corp., Class A (a)	742
8	Fidelity National Information Services, Inc.	427
7	Visa, Inc., Class A	1,418

		3,891

	Semiconductors & Semiconductor Equipment — 6.3%
57	Applied Materials, Inc.	957
3	ASML Holding N.V., (Netherlands) Reg. S.	212
86	Avago Technologies Ltd., (Singapore)	4,721
51	Freescale Semiconductor Ltd. (a)	928

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — Continued
17	KLA-Tencor Corp.	1,036
40	Lam Research Corp. (a)	2,031
43	Maxim Integrated Products, Inc.	1,301
44	ON Semiconductor Corp. (a)	371
41	Teradyne, Inc. (a)	765
25	Xilinx, Inc.	1,138

		13,460

	Software — 1.6%
16	Adobe Systems, Inc. (a)	936
14	Citrix Systems, Inc. (a)	768
13	Microsoft Corp.	506
18	Oracle Corp.	675
5	VMware, Inc., Class A (a)	490

		3,375

	Total Information Technology	33,304

	Materials — 5.4%
	Chemicals — 1.8%
12	Air Products & Chemicals, Inc.	1,249
25	Axiall Corp.	986
12	Dow Chemical Co. (The)	564
10	Monsanto Co.	1,105

		3,904

	Containers & Packaging — 0.6%
26	Ball Corp.	1,307

	Metals & Mining — 2.8%
257	Alcoa, Inc.	2,953
94	Alumina Ltd., (Australia), ADR (a)	411
46	Freeport-McMoRan Copper & Gold, Inc.	1,484
38	United States Steel Corp.	986

		5,834

	Paper & Forest Products — 0.2%
8	International Paper Co.	382

	Total Materials	11,427

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
33	Verizon Communications, Inc.	1,601

	Utilities — 5.5%
	Electric Utilities — 2.7%
39	American Electric Power Co., Inc.	1,891
10	Edison International	474
36	NextEra Energy, Inc.	3,265

		5,630

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Multi-Utilities — 2.1%
6		Ameren Corp.	235
56		CMS Energy Corp.	1,548
7		DTE Energy Co.	471
33		NiSource, Inc.	1,120
12		Sempra Energy	1,087

			4,461

		Water Utilities — 0.7%
37		American Water Works Co., Inc.	1,569

		Total Utilities	11,660

		Total Common Stocks (Cost $193,318)	195,558

Short-Term Investment — 8.3%
		Investment Company — 8.3%
17,824		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $17,824)	17,824

		Total Investments — 99.9% (Cost $211,142)	213,382
		Other Assets in Excess of Liabilities — 0.1%	283

		NET ASSETS — 100.0%	$213,665

Short Positions — 91.6%
Common Stocks — 91.6%
		Consumer Discretionary — 12.6%
		Auto Components — 1.0%
11		Autoliv, Inc., (Sweden)	983
6		BorgWarner, Inc.	317
25		Gentex Corp.	801

			2,101

		Automobiles — 0.8%
109		Ford Motor Co.	1,637

		Distributors — 0.1%
2		Genuine Parts Co.	204

		Hotels, Restaurants & Leisure — 2.4%
—	(h)	Chipotle Mexican Grill, Inc. (a)	226
35		Choice Hotels International, Inc.	1,693
12		Darden Restaurants, Inc.	583
33		Hyatt Hotels Corp., Class A (a)	1,570
7		Marriott International, Inc., Class A	335
13		Tim Hortons, Inc., (Canada)	678

			5,085

SHARES	SECURITY DESCRIPTION	VALUE($)
	Household Durables — 0.0% (g)
1	Harman International Industries, Inc.	58

	Internet & Catalog Retail — 1.7%
31	Groupon, Inc. (a)	323
8	Netflix, Inc. (a)	3,270

		3,593

	Leisure Equipment & Products — 0.8%
18	Hasbro, Inc.	889
22	Mattel, Inc.	823

		1,712

	Media — 4.7%
4	AMC Networks, Inc., Class A (a)	285
14	Discovery Communications, Inc., Class A (a)	1,109
3	Graham Holdings Co., Class B	1,866
45	Interpublic Group of Cos., Inc. (The)	733
65	News Corp., Class B (a)	1,019
25	Omnicom Group, Inc.	1,830
26	Scripps Networks Interactive, Inc., Class A	1,891
43	Twenty-First Century Fox, Inc., Class B	1,354

		10,087

	Multiline Retail — 0.3%
9	Kohl’s Corp.	443
4	Target Corp.	249

		692

	Specialty Retail — 0.6%
1	Advance Auto Parts, Inc.	121
8	Bed Bath & Beyond, Inc. (a)	480
5	O’Reilly Automotive, Inc. (a)	640

		1,241

	Textiles, Apparel & Luxury Goods — 0.2%
4	Under Armour, Inc., Class A (a)	422

	Total Consumer Discretionary	26,832

	Consumer Staples — 7.9%
	Beverages — 0.5%
1	Boston Beer Co., Inc. (The), Class A (a)	291
9	Brown-Forman Corp., Class B	714

		1,005

	Food & Staples Retailing — 2.2%
15	Safeway, Inc.	455
48	Sysco Corp.	1,670
19	Walgreen Co.	1,064
20	Wal-Mart Stores, Inc.	1,464

		4,653

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Food Products — 1.9%
29	Hershey Co. (The)	2,881
17	Mead Johnson Nutrition Co.	1,278

		4,159

	Household Products — 1.4%
37	Church & Dwight Co., Inc.	2,381
7	Clorox Co. (The)	611

		2,992

	Personal Products — 1.1%
33	Estee Lauder Cos., Inc. (The), Class A	2,248

	Tobacco — 0.8%
50	Altria Group, Inc.	1,775

	Total Consumer Staples	16,832

	Energy — 3.1%
	Energy Equipment & Services — 0.4%
47	Nabors Industries Ltd., (Bermuda)	806

	Oil, Gas & Consumable Fuels — 2.7%
15	ConocoPhillips	957
21	CONSOL Energy, Inc.	799
10	Devon Energy Corp.	605
7	Energen Corp.	460
11	Exxon Mobil Corp.	976
9	Phillips 66	629
21	Spectra Energy Corp.	738
40	WPX Energy, Inc. (a)	759

		5,923

	Total Energy	6,729

	Financials — 17.0%
	Capital Markets — 3.0%
5	Ameriprise Financial, Inc.	475
17	Bank of New York Mellon Corp. (The)	553
3	BlackRock, Inc.	967
19	Federated Investors, Inc., Class B	514
29	Franklin Resources, Inc.	1,514
17	Northern Trust Corp.	1,051
17	T. Rowe Price Group, Inc.	1,304

		6,378

	Commercial Banks — 5.0%
36	BancorpSouth, Inc.	846
32	Bank of Hawaii Corp.	1,797
23	Commerce Bancshares, Inc.	1,004
14	Cullen/Frost Bankers, Inc.	1,066
25	Fifth Third Bancorp	515
38	First Horizon National Corp.	442

SHARES	SECURITY DESCRIPTION	VALUE($)
	Commercial Banks — Continued
33	KeyCorp	427
11	Prosperity Bancshares, Inc.	666
5	Signature Bank (a)	616
20	Trustmark Corp.	466
25	UMB Financial Corp.	1,504
128	Valley National Bancorp	1,244

		10,593

	Consumer Finance — 0.3%
12	Discover Financial Services	624

	Diversified Financial Services — 0.2%
5	CME Group, Inc.	377

	Insurance — 5.0%
23	Arch Capital Group Ltd., (Bermuda) (a)	1,246
16	Assurant, Inc.	1,069
22	Chubb Corp. (The)	1,873
16	Principal Financial Group, Inc.	695
133	Progressive Corp. (The)	3,084
22	Torchmark Corp.	1,646
30	W.R. Berkley Corp.	1,171

		10,784

	Real Estate Investment Trusts (REITs) — 3.5%
10	EastGroup Properties, Inc.	615
6	Federal Realty Investment Trust	665
1	GEO Group, Inc. (The)	21
10	Home Properties, Inc.	552
41	Hudson Pacific Properties, Inc.	884
17	Omega Healthcare Investors, Inc.	532
3	Public Storage	441
16	Realty Income Corp.	671
34	Senior Housing Properties Trust	761
4	SL Green Realty Corp.	394
12	Tanger Factory Outlet Centers	384
46	UDR, Inc.	1,117
20	Washington Real Estate Investment Trust	461

		7,498

	Total Financials	36,254

	Health Care — 10.4%
	Biotechnology — 1.2%
11	Amgen, Inc.	1,362
7	Medivation, Inc. (a)	553
2	Regeneron Pharmaceuticals, Inc. (a)	462
3	United Therapeutics Corp. (a)	267

		2,644

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Health Care Equipment & Supplies — 2.9%
10	Becton, Dickinson & Co.	1,088
8	C.R. Bard, Inc.	1,065
22	Medtronic, Inc.	1,256
10	St. Jude Medical, Inc.	589
4	Varian Medical Systems, Inc. (a)	320
21	Zimmer Holdings, Inc.	1,963

		6,281

	Health Care Providers & Services — 2.5%
10	Cardinal Health, Inc.	660
13	DaVita HealthCare Partners, Inc. (a)	818
9	Express Scripts Holding Co. (a)	649
11	Laboratory Corp. of America Holdings (a)	950
20	Tenet Healthcare Corp. (a)	926
15	WellPoint, Inc.	1,291

		5,294

	Health Care Technology — 0.2%
20	Allscripts Healthcare Solutions, Inc. (a)	331

	Pharmaceuticals — 3.6%
28	AbbVie, Inc.	1,379
47	Eli Lilly & Co.	2,537
35	Hospira, Inc. (a)	1,538
74	Pfizer, Inc.	2,236

		7,690

	Total Health Care	22,240

	Industrials — 14.0%
	Aerospace & Defense — 4.4%
18	Boeing Co. (The)	2,310
29	Lockheed Martin Corp.	4,402
28	Raytheon Co.	2,641

		9,353

	Air Freight & Logistics — 0.4%
10	United Parcel Service, Inc., Class B	943

	Airlines — 0.2%
19	Southwest Airlines Co.	400

	Electrical Equipment — 1.2%
23	Rockwell Automation, Inc.	2,595

	Industrial Conglomerates — 2.5%
8	3M Co.	1,054
14	Danaher Corp.	1,014
131	General Electric Co.	3,293

		5,361

SHARES	SECURITY DESCRIPTION	VALUE($)
	Machinery — 2.6%
14	Caterpillar, Inc.	1,329
28	Dover Corp.	2,383
18	Illinois Tool Works, Inc.	1,412
7	Ingersoll-Rand plc, (Ireland)	394

		5,518

	Road & Rail — 2.0%
117	Heartland Express, Inc.	2,467
29	Knight Transportation, Inc.	613
43	Werner Enterprises, Inc.	1,117

		4,197

	Trading Companies & Distributors — 0.7%
22	Fastenal Co.	971
8	GATX Corp.	492

		1,463

	Total Industrials	29,830

	Information Technology — 13.4%
	Communications Equipment — 0.2%
17	Juniper Networks, Inc. (a)	463

	Computers & Peripherals — 0.5%
1	Apple, Inc.	505
10	Seagate Technology plc, (Ireland)	513

		1,018

	Internet Software & Services — 0.9%
32	AOL, Inc. (a)	1,478
7	Twitter, Inc. (a)	432

		1,910

	IT Services — 2.6%
22	Automatic Data Processing, Inc.	1,723
10	International Business Machines Corp.	1,845
7	MasterCard, Inc., Class A	530
26	Paychex, Inc.	1,077
14	Vantiv, Inc., Class A (a)	431

		5,606

	Semiconductors & Semiconductor Equipment — 7.5%
74	Advanced Micro Devices, Inc. (a)	254
37	Analog Devices, Inc.	1,795
147	Intel Corp.	3,599
61	Linear Technology Corp.	2,735
55	Microchip Technology, Inc.	2,453
18	Micron Technology, Inc. (a)	423
61	NVIDIA Corp.	957
131	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	2,223

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Semiconductors & Semiconductor Equipment — Continued
35	Texas Instruments, Inc.	1,488

		15,927

	Software — 1.7%
98	Electronic Arts, Inc. (a)	2,593
11	Red Hat, Inc. (a)	642
8	Salesforce.com, Inc. (a)	488

		3,723

	Total Information Technology	28,647

	Materials — 6.0%
	Chemicals — 3.7%
27	Cabot Corp.	1,292
13	Ecolab, Inc.	1,347
18	OM Group, Inc. (a)	582
27	Praxair, Inc.	3,330
8	Sigma-Aldrich Corp.	721
10	Valspar Corp. (The)	671

		7,943

	Containers & Packaging — 0.2%
14	Bemis Co., Inc.	535

	Metals & Mining — 1.9%
102	Cliffs Natural Resources, Inc.	1,964
27	Nucor Corp.	1,304
53	Vale S.A., (Brazil), ADR	724

		3,992

	Paper & Forest Products — 0.2%
3	Domtar Corp., (Canada)	365

	Total Materials	12,835

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
125	AT&T, Inc.	4,180

	Utilities — 5.2%
	Electric Utilities — 2.7%
21	Entergy Corp.	1,336
43	Exelon Corp.	1,246
77	Southern Co. (The)	3,190

		5,772

	Gas Utilities — 0.4%
14	ONEOK, Inc.	956

	Multi-Utilities — 2.1%
15	Consolidated Edison, Inc.	838
13	MDU Resources Group, Inc.	403
38	Public Service Enterprise Group, Inc.	1,275

SHARES		SECURITY DESCRIPTION	VALUE($)
		Multi-Utilities — Continued
10		SCANA Corp.	492
35		Wisconsin Energy Corp.	1,476

			4,484

		Total Utilities	11,212

		Total Common Stocks (Proceeds $195,996)	195,591

NUMBER OF WARRANTS
Warrant — 0.0%
		Energy — 0.0%
		Oil, Gas & Consumable Fuels — 0.0%
—	(h)	Magnum Hunter Resources Corp., expiring 04/15/15 (a) (Proceeds $—)	—

		Total Short Positions (Proceeds $195,996)	$195,591

Percentages indicated are based on net assets.

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(1)	E-mini S&P 500	03/21/14	$(89)	$—	(h)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (warrants, shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2014.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,903
Aggregate gross unrealized depreciation	(4,663)

Net unrealized appreciation/depreciation	$2,240

Federal income tax cost of investments	$211,142

JPMorgan Market Neutral Fund

(Formerly Highbridge Statistical Market Neutral Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Market Neutral Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1Quoted prices		Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$213,382		$—		$—	$213,382

Total Liabilities (b)	$(195,591)		$—	(c)	$—	$(195,591)

Appreciation in Other Financial Instruments
Futures Contracts	$—	(d)	$—		$—	$—	(d)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(c)	Value is zero
(d)	Amount rounds to less than one $1,000.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.6%
		Australia — 22.5%
4		Amcor Ltd.	41
19		Arrium Ltd.	26
5		Australia & New Zealand Banking Group Ltd.	122
6		BHP Billiton Ltd.	178
7		Challenger Ltd.	36
3		Commonwealth Bank of Australia	172
1		CSL Ltd.	69
6		Fortescue Metals Group Ltd.	29
8		Insurance Australia Group Ltd.	40
2		JB Hi-Fi Ltd.	26
4		Lend Lease Group	34
1		Macquarie Group Ltd.	47
2		Mineral Resources Ltd.	16
4		National Australia Bank Ltd.	111
1		Ramsay Health Care Ltd.	30
1		Rio Tinto Ltd.	61
16		SP AusNet	17
3		Suncorp Group Ltd.	35
11		Telstra Corp., Ltd.	48
—	(h)	Wesfarmers Ltd.	2
5		Westpac Banking Corp.	139
—	(h)	Woolworths Ltd.	5

			1,284

		China — 17.2%
84		Agricultural Bank of China Ltd., Class H	37
15		Anta Sports Products Ltd.	22
184		Bank of China Ltd., Class H	78
33		BBMG Corp., Class H	26
30		Beijing Capital International Airport Co., Ltd., Class H	23
148		China Construction Bank Corp., Class H	102
30		China National Building Material Co., Ltd., Class H	29
16		China Oilfield Services Ltd., Class H	43
76		China Petroleum & Chemical Corp., Class H	60
27		CNOOC Ltd.	42
41		Country Garden Holdings Co., Ltd.	22
20		Dongfeng Motor Group Co., Ltd., Class H	29
6		Great Wall Motor Co., Ltd., Class H	26
16		Guangzhou R&F Properties Co., Ltd., Class H	21
28		Huaneng Power International, Inc., Class H	26
141		Industrial & Commercial Bank of China Ltd., Class H	87
26		Lenovo Group Ltd.	34
6		New China Life Insurance Co., Ltd., Class H (a)	18
28		PICC Property & Casualty Co., Ltd., Class H	38
6		Ping An Insurance Group Co. of China Ltd., Class H	44
43		Sunac China Holdings Ltd.	26
2		Tencent Holdings Ltd.	126
28		Yangzijiang Shipbuilding Holdings Ltd.	25

			984

		Hong Kong — 16.7%
23		AIA Group Ltd.	105
18		Brilliance China Automotive Holdings Ltd.	27
16		Cathay Pacific Airways Ltd.	33
2		Cheung Kong Holdings Ltd.	30
2		Cheung Kong Infrastructure Holdings Ltd.	12
30		China Gas Holdings Ltd.	42
5		China Mobile Ltd.	43
61		China Power International Development Ltd.	21
52		China Resources Cement Holdings Ltd.	35
8		China Resources Gas Group Ltd.	25
10		China Resources Land Ltd.	24
16		China State Construction International Holdings Ltd.	29
14		Chow Tai Fook Jewellery Group Ltd.	20
14		Dah Sing Banking Group Ltd.	20
8		Galaxy Entertainment Group Ltd. (a)	78
85		GCL-Poly Energy Holdings Ltd. (a)	29
194		GOME Electrical Appliances Holdings Ltd.	34
6		Hutchison Whampoa Ltd.	74
23		Johnson Electric Holdings Ltd.	21
26		Ju Teng International Holdings Ltd.	17
11		Melco International Development Ltd.	40
37		Pacific Basin Shipping Ltd.	23
8		Sands China Ltd.	61
11		Shimao Property Holdings Ltd.	23
64		Shun Tak Holdings Ltd.	37
6		Wheelock & Co., Ltd.	24
9		Yue Yuen Industrial Holdings Ltd.	28

			955

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Indonesia — 1.0%
55		Bank Negara Indonesia Persero Tbk PT	20
57		Bank Rakyat Indonesia Persero Tbk PT	39

			59

		Malaysia — 1.8%
10		Malayan Banking Bhd	30
2		Petronas Dagangan Bhd	20
15		Tenaga Nasional Bhd	53

			103

		New Zealand — 0.7%
6		Ryman Healthcare Ltd.	37

		Philippines — 1.5%
46		Alliance Global Group, Inc.	27
223		Megaworld Corp.	18
12		Metropolitan Bank & Trust Co.	20
25		Puregold Price Club, Inc.	21

			86

		Singapore — 2.0%
4		DBS Group Holdings Ltd.	52
20		Ezion Holdings Ltd.	36
1		Jardine Cycle & Carriage Ltd.	27

			115

		South Korea — 13.8%
2		BS Financial Group, Inc.	28
—	(h)	Daelim Industrial Co., Ltd.	24
—	(h)	E-Mart Co., Ltd.	24
1		Halla Visteon Climate Control Corp.	24
—	(h)	Hyundai Mobis	58
—	(h)	Hyundai Motor Co.	78
1		Kia Motors Corp.	47
2		Korean Reinsurance Co.	17
—	(h)	LG Corp.	22
—	(h)	Lotte Chemical Corp.	24
—	(h)	Mando Corp.	24
—	(h)	POSCO	40
—	(h)	Samsung Electronics Co., Ltd.	188
1		Samsung Heavy Industries Co., Ltd.	24
1		Shinhan Financial Group Co., Ltd.	49
—	(h)	SK Holdings Co., Ltd.	30
1		SK Hynix, Inc. (a)	51
—	(h)	SK Telecom Co., Ltd.	37

			789

		Taiwan — 13.3%
5		Advantech Co., Ltd.	31
4		Asustek Computer, Inc.	37
6		Catcher Technology Co., Ltd.	40
35		Cathay Financial Holding Co., Ltd.	53
38		Compal Electronics, Inc.	28
51		CTBC Financial Holding Co., Ltd.	33
9		Delta Electronics, Inc.	49
33		E.Sun Financial Holding Co., Ltd.	20
27		Fubon Financial Holding Co., Ltd.	38
24		Hon Hai Precision Industry Co., Ltd.	67
35		Inotera Memories, Inc. (a)	27
1		Largan Precision Co., Ltd.	30
4		MediaTek, Inc.	53
8		Quanta Computer, Inc.	20
7		Radiant Opto-Electronics Corp.	30
54		SinoPac Financial Holdings Co., Ltd.	25
48		Taishin Financial Holding Co., Ltd.	23
45		Taiwan Semiconductor Manufacturing Co., Ltd.	155

			759

		Thailand — 1.1%
4		Airports of Thailand PCL	19
15		Bangchak Petroleum PCL (The)	12
34		Krung Thai Bank PCL	17
7		PTT Global Chemical PCL	15

			63

		Total Common Stocks (Cost $4,718)	5,234

NUMBER OF RIGHTS
Rights — 0.9%
		India — 0.9%
2		Tech Mahindra Ltd., expiring 09/16/16 (a) (Cost $38)	52

SHARES
Structured Instruments — 6.6%
		India — 6.6%
		Low Exercise Call Warrants — 6.6%
1		Dr Reddy’s Laboratories Ltd., expiring 12/17/14 (issued through BNP Paribas) (a)	36
2		HCL Technologies Ltd., expiring 08/23/16 (issued through UBS AG) (a)	51

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Structured Instruments — Continued
	Low Exercise Call Warrants — Continued
1	Infosys Ltd., expiring 01/13/17 (issued through UBS AG) (a)	61
1	Lupin Ltd., expiring 10/23/14 (issued through BNP Paribas) (a)	18
2	Reliance Industries Ltd., expiring 01/07/15 (issued through BNP Paribas) (a)	32
6	Sun Pharmaceutical Industries Ltd., expiring 06/29/15 (issued through UBS AG) (a)	52
1	Tata Consultancy Services Ltd., expiring 08/26/14 (issued through BNP Paribas) (a)	39
5	Tata Motors Ltd., expiring 10/29/14 (issued through BNP Paribas) (a)	29
5	Tata Steel Ltd., expiring 11/18/14 (issued through BNP Paribas) (a)	27
10	UBS AG, expiring 07/08/16 (issued through UBS AG) (a)	14
6	United Phosphorus Ltd., expiring 04/25/14 (issued through BNP Paribas) (a)	18

	Total Structured Instruments (Cost $343)	377

	Total Investments — 99.1% (Cost $5,099)	5,663
	Other Assets in Excess of Liabilities — 0.9%	52

	NET ASSETS — 100.0%	$5,715

Percentages indicated are based on net assets.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	22.1%
Semiconductors & Semiconductor Equipment	9.4
Insurance	6.2
Metals & Mining	5.9
Automobiles	4.2
Real Estate Management & Development	3.9
IT Services	3.6
Industrial Conglomerates	3.4
Computers & Peripherals	3.3
Hotels, Restaurants & Leisure	3.2
Oil, Gas & Consumable Fuels	2.9
Electronic Equipment, Instruments & Components	2.9
Internet Software & Services	2.2
Auto Components	1.9
Pharmaceuticals	1.8
Construction Materials	1.6
Electric Utilities	1.5
Wireless Telecommunication Services	1.4
Specialty Retail	1.4
Energy Equipment & Services	1.4
Diversified Financial Services	1.3
Biotechnology	1.2
Health Care Providers & Services	1.2
Gas Utilities	1.2
Capital Markets	1.1
Chemicals	1.0
Others (each less than 1.0%)	8.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security.
(h)	— Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $5,235,000 and 92.4% respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$665
Aggregate gross unrealized depreciation	(101)

Net unrealized appreciation/depreciation	$564

Federal income tax cost of investments	$5,099

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48	$5,615	$—	$5,663

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.7%
	China — 47.7%
1,709	AAC Technologies Holdings, Inc.	7,320
27,905	Agricultural Bank of China Ltd., Class H	12,182
1,099	Anhui Conch Cement Co., Ltd., Class H	4,239
12,851	China Cinda Asset Management Co., Ltd., Class H (a)	8,309
2,226	China Conch Venture Holdings Ltd. (a)	5,481
45,279	China Construction Bank Corp., Class H	31,367
11,848	China Eastern Airlines Corp., Ltd., Class H (a)	4,025
3,882	China Life Insurance Co., Ltd., Class H	10,566
4,330	China Longyuan Power Group Corp., Class H	5,215
8,485	China Minsheng Banking Corp., Ltd., Class H	8,297
5,456	China Modern Dairy Holdings Ltd. (a)	2,534
3,118	China Oilfield Services Ltd., Class H	8,362
20,410	China Petroleum & Chemical Corp., Class H	16,121
4,062	China Shipping Development Co., Ltd., Class H (a)	2,432
11,304	China Telecom Corp., Ltd., Class H	5,194
8,131	China Vanke Co., Ltd., Class B	13,497
2,381	Chongqing Changan Automobile Co. Ltd., Class B	4,298
9,001	CNOOC Ltd.	13,981
3,140	Dongfeng Motor Group Co., Ltd., Class H	4,623
274	E-House China Holdings Ltd., ADR	3,343
1,386	Great Wall Motor Co., Ltd., Class H	6,523
2,285	Greentown China Holdings Ltd.	3,256
13,072	Huaneng Renewables Corp. Ltd., Class H	5,465
28,783	Industrial & Commercial Bank of China Ltd., Class H	17,746
4,767	Intime Retail Group Co., Ltd.	4,786
2,034	MGM China Holdings Ltd.	7,972
2,245	Phoenix Healthcare Group Co., Ltd. (a)	3,706
1,987	Ping An Insurance Group Co. of China Ltd., Class H	16,055
947	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,342
2,868	Sun Art Retail Group Ltd.	3,755
693	Tencent Holdings Ltd.	48,579
2,722	Tingyi Cayman Islands Holding Corp.	7,043
6,045	Want Want China Holdings Ltd.	8,170

		306,784

	Hong Kong — 25.4%
6,703	AIA Group Ltd.	30,897

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — Continued
11,456	Beijing Enterprises Water Group Ltd.	6,469
1,552	BOC Hong Kong Holdings Ltd.	4,717
925	Cheung Kong Holdings Ltd.	13,716
4,553	China Everbright International Ltd.	5,992
1,444	China Merchants Holdings International Co., Ltd.	4,914
3,616	China Overseas Land & Investment Ltd.	9,707
2,948	China Resources Gas Group Ltd.	9,103
1,964	China Unicom Hong Kong Ltd.	2,561
2,028	Galaxy Entertainment Group Ltd. (a)	19,823
18,498	GCL-Poly Energy Holdings Ltd. (a)	6,265
1,317	Hutchison Whampoa Ltd.	16,310
2,482	Lifestyle International Holdings Ltd.	4,450
4,060	New World Development Co., Ltd.	5,077
934	Orient Overseas International Ltd.	3,896
1,628	Sands China Ltd.	12,499
972	Wharf Holdings Ltd.	6,615

		163,011

	Italy — 0.5%
459	Prada S.p.A.	3,362

	Taiwan — 26.1%
9,660	Advanced Semiconductor Engineering, Inc.	8,851
750	Asustek Computer, Inc.	6,881
417	Casetek Holdings Ltd.	2,186
1,376	Cheng Shin Rubber Industry Co., Ltd.	3,489
7,054	China Life Insurance Co., Ltd.	6,723
979	China Steel Chemical Corp.	5,427
7,017	China Steel Corp.	6,028
1,899	Chipbond Technology Corp.	2,895
1,934	Delta Electronics, Inc.	10,585
11,194	E.Sun Financial Holding Co., Ltd.	6,940
7,228	Fubon Financial Holding Co., Ltd.	10,197
1,262	Huaku Development Co., Ltd.	3,092
13,365	Innolux Corp. (a)	4,635
166	Largan Precision Co., Ltd.	6,374
1,005	MediaTek, Inc.	13,393
447	Merida Industry Co., Ltd.	2,759
617	President Chain Store Corp.	4,131
2,147	Ruentex Development Co., Ltd.	3,769
1,843	Sino-American Silicon Products, Inc. (a)	3,372
109	St. Shine Optical Co., Ltd.	2,814
1,062	Sunspring Metal Corp.	2,796
3,259	Taiwan Semiconductor Manufacturing Co., Ltd.	11,222

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Taiwan — Continued
1,992	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,705
2,829	United Microelectronics Corp., ADR	5,715

		167,979

	Total Investments — 99.7% (Cost $592,412)	641,136
	Other Assets in Excess of Liabilities — 0.3%	2,017

	NET ASSETS — 100.0%	$643,153

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Semiconductors & Semiconductor Equipment	13.3%
Commercial Banks	12.7
Insurance	10.0
Real Estate Management & Development	9.7
Internet Software & Services	7.6
Hotels, Restaurants & Leisure	6.3
Oil, Gas & Consumable Fuels	4.7
Electronic Equipment, Instruments & Components	3.4
Food Products	2.8
Industrial Conglomerates	2.5
Automobiles	2.4
Independent Power Producers & Energy Traders	1.7
Diversified Financial Services	1.6
Multiline Retail	1.4
Gas Utilities	1.4
Computers & Peripherals	1.4
Energy Equipment & Services	1.3
Capital Markets	1.3
Food & Staples Retailing	1.2
Diversified Telecommunication Services	1.2
Communications Equipment	1.1
Water Utilities	1.0
Marine	1.0
Others (each less than 1.0%)	9.0

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $598,373,000 and 93.3% respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,521
Aggregate gross unrealized depreciation	(23,797)

Net unrealized appreciation/depreciation	$48,724

Federal income tax cost of investments	$592,412

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$42,763	$598,373	$—	$641,136

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of common stocks and certain ADRs. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 78.2%
	Federal Home Loan Bank,
2,553,000	DN, 0.020%, 02/18/14 (n)	2,552,975
2,850,000	DN, 0.030%, 02/19/14 (n)	2,849,955
6,392,000	DN, 0.030%, 02/21/14 (n)	6,391,888
3,100,000	DN, 0.040%, 03/05/14 (n)	3,099,886
4,900,000	DN, 0.040%, 03/07/14 (n)	4,899,809
3,032,000	DN, 0.090%, 02/12/14 (m) (n)	3,031,942
	Federal Home Loan Mortgage Corp.,
8,461,000	DN, 0.018%, 02/18/14 (n)	8,460,924
3,600,000	DN, 0.025%, 02/19/14 (n)	3,599,952
838,000	DN, 0.030%, 02/20/14 (n)	837,986
3,946,000	DN, 0.040%, 02/04/14 (n)	3,945,982
18,455,000	DN, 0.050%, 04/21/14 (n)	18,453,413
6,000,000	DN, 0.060%, 04/07/14 (n)	5,999,580
1,000,000	DN, 0.080%, 02/11/14 (n)	999,982
	Federal National Mortgage Association,
16,498,000	DN, 0.020%, 02/19/14 (n)	16,497,826
1,000,000	DN, 0.020%, 02/05/14 (n)	999,997
5,300,000	DN, 0.030%, 02/18/14 (n)	5,299,920
1,816,000	DN, 0.050%, 03/19/14 (n)	1,815,912
1,600,000	DN, 0.060%, 02/25/14 (n)	1,599,946
2,845,000	DN, 0.070%, 04/23/14 (n)	2,844,750

	Total U.S. Government Agency Securities (Cost $94,181,737)	94,182,625

U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
145,000	0.050%, 07/10/14 (n)	144,973
235,000	0.078%, 05/01/14 (n)	234,989

	Total U.S. Treasury Obligations (Cost $379,923)	379,962

SHARES
Investment Companies — 20.8%
25,079,800	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) †
	Total Investment Companies (Cost $25,079,800)	25,079,800

	Total Investments — 99.3% (Cost $119,641,460)	119,642,387
	Other Assets in Excess of Liabilities — 0.7%	808,476

	NET ASSETS — 100.0%	$120,450,863

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	NYLM Harbor ULSD Futures	02/28/14	$755,269	$(494)
1	Silver Futures	03/27/14	95,600	(5,253)
2	Gold 100 oz. Futures	04/28/14	247,960	(5,805)
3	Brent Crude Oil Futures	08/14/14	310,830	(9,996)
15	Natural Gas Futures	03/27/18	609,900	(38,639)
	Short Futures Outstanding
(7)	Gasoline RBOB Futures	02/28/14	(773,632)	40,600
(34)	Corn Futures	05/14/14	(747,150)	(7,329)
(3)	Soybean Futures	05/14/14	(190,275)	5,241
(27)	LME Aluminum Futures	05/19/14	(1,158,300)	39,754
(3)	Copper Futures	05/28/14	(239,812)	517
(5)	LeanHogs Futures	07/15/14	(206,800)	(1,865)

				$16,731

Return Swaps on Commodities

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG, New York
	Long Positions
	ICE Brent Crude Oil September 2014 Futures	08/13/14	8,186,100	$(104,388)
	CBOT Soybean Meal July 2014 Futures	06/20/14	3,556,812	127,678
	CBOT Soybean Oil May 2014 Futures	04/25/14	3,168,375	(323,457)
	NYMEX NY Harbor ULSD March 2014 Futures	02/27/14	4,839,471	69,771

				$(230,396)

Macquarie Bank Ltd.
	Long Positions
	CME Lean Hogs July 2014 Futures	07/11/14	4,505,760	$126,432
	NYBOT-ICE Cotton No. 2 July 2014 Futures	06/20/14	2,106,480	(43,882)
	NYMEX WTI Crude Oil June 2014 Futures	05/19/14	3,763,500	(64,306)
	NYMEX WTI Crude Oil June 2014 Futures	05/19/14	2,185,000	(3,448)
	NYBOT-ICE Coffee “C” May 2014 Futures	05/16/14	1,440,840	85,503
	NYBOT-ICE Coffee “C” May 2014 Futures	05/16/14	183,338	7,457
	CBOT Corn No. 2 May 2014 Futures	04/28/14	7,625,625	65,589
	CBOT Soybean May 2014 Futures	04/28/14	7,213,375	80,456
	CBOT Soybean May 2014 Futures	04/28/14	1,267,000	1,499
	CBOT Soybean Oil May 2014 Futures	04/28/14	160,860	(1,553)
	CBOT Soybean Oil May 2014 Futures	04/28/14	229,200	(1,619)
	CBOT Wheat No. 2 May 2014 Futures	04/28/14	3,943,888	(119,809)
	MGE Wheat No. 2 May 2014 Futures	04/28/14	1,467,575	(59,337)
	CME Live Cattle April 2014 Futures	04/03/14	3,888,670	99,367
	NYMEX Natural Gas April 2014 Futures	03/25/14	3,198,000	276,046
	NYMEX Natural Gas April 2014 Futures	03/25/14	1,312,800	23,394
	NYMEX Gasoline RBOB March 2014 Futures	02/27/14	5,145,336	(171,971)
	NYBOT-ICE Sugar No. 11 (World) March 2014 Futures	02/26/14	4,428,043	(195,935)
	NYBOT-ICE Sugar No. 11 (World) March 2014 Futures	02/26/14	138,835	493
	NYBOT-ICE Sugar No. 11 (World) March 2014 Futures	02/26/14	174,888	(728)
	NYMEX Natural Gas March 2014 Futures	02/25/14	4,312,080	927,408
	NYMEX Natural Gas March 2014 Futures	02/25/14	3,002,190	408,440
	NYMEX Natural Gas March 2014 Futures	02/25/14	2,255,625	(31,272)
	NYMEX WTI Crude Oil March 2014 Futures	02/19/14	5,263,920	540

				$1,408,764

				$1,178,368

Return Swaps on Commodities Indices

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG, New York
	Long Positions
	Dow Jones — UBS Commodity Industrial Metals Index	02/20/14	$20,400,000	$(666,082)
	Dow Jones — UBS Commodity Precious Metals Index	02/20/14	18,767,000	(467,985)

				$(1,134,067)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
DN	—	Discount Notes
ICE	—	IntercontinentalExchange, Inc.
MGE	—	Minneapolis Grain Exchange
NYBOT	—	New York Board of Trade
RBOB	—	Reformulated gasoline blendstock for oxygen blending
ULSD	—	Ultra Low Surfur Diesel
WTI	—	West Texas Intermediate
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
†	—	$7,748,220 of this investment is restricted as collateral for swaps to various brokers

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$971
Aggregate gross unrealized depreciation	(44)

Net unrealized appreciation/depreciation	$927

Federal income tax cost of investments	$119,641,460

JPM Commodities Strategy Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of January 31, 2014, net assets of the Fund were $120,450,863 of which $26,333,486, or approximately 21.9%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,079,800	$94,562,587	$—	$119,642,387
Appreciation in Other Financial Instruments
Futures Contracts	$86,112	$—	$—	$86,112
Return Swaps	—	2,300,073	—	2,300,073

Total Appreciation in Other Financial Instruments	$86,112	$2,300,073	$—	$2,386,185

Depreciation in Other Financial Instruments
Futures Contracts	$(69,381)	$—	$—	$(69,381)
Return Swaps	—	(2,255,772)	—	(2,255,772)

Total Depreciation in Other Financial Instruments	$(69,381)	$(2,255,772)	$—	$(2,325,153)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

1. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Return Swaps on Commodities and Commodity Indices — The Fund uses return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 14.7%
	Consumer Discretionary — 2.0%
	Hotels, Restaurants & Leisure — 0.7%
1,135	CEC Entertainment, Inc. (m)	61,244
1,301	Morgans Hotel Group Co. (a) (m)	10,096

		71,340

	Media — 0.5%
115	Time Warner Cable, Inc. (m)	15,326
900	Valassis Communications, Inc. (m)	30,600

		45,926

	Specialty Retail — 0.3%
570	Jos. A. Bank Clothiers, Inc. (a) (m)	32,045

	Textiles, Apparel & Luxury Goods — 0.5%
3,746	Jones Group, Inc. (m)	55,254

	Total Consumer Discretionary	204,565

	Consumer Staples — 1.7%
	Beverages — 0.6%
772	Beam, Inc. (m)	64,308

	Food Products — 0.5%
2,840	Campofrio Food Group S.A., (Spain) (a) (m)	26,620
3,157	Warrnambool Cheese & Butter Factory Co. Holding Ltd., (Australia) (m)	26,054

		52,674

	Personal Products — 0.6%
76,000	Magic Holdings International Ltd., (Hong Kong) (m)	60,985

	Total Consumer Staples	177,967

	Financials — 0.0% (g)
	Commercial Banks — 0.0% (g)
358	Virginia Commerce Bancorp, Inc. (a) (m)	5,821

	Health Care — 2.6%
	Biotechnology — 0.5%
943	Algeta ASA, (Norway) (a) (m)	54,091

	Health Care Equipment & Supplies — 0.5%
1,656	Given Imaging Ltd., (Israel) (a) (m)	49,597

	Life Sciences Tools & Services — 1.0%
609	Life Technologies Corp. (a) (m)	46,327
6,106	Patheon, Inc., (Canada) (a) (m)	56,308

		102,635

	Pharmaceuticals — 0.6%
1,486	Hi-Tech Pharmacal Co., Inc. (a) (m)	64,284

	Total Health Care	270,607

SHARES	SECURITY DESCRIPTION	VALUE
	Industrials — 0.8%
	Construction & Engineering — 0.6%
2,119	Foster Wheeler AG, (Switzerland) (a) (m)	63,528

	Electrical Equipment — 0.2%
815	Coleman Cable, Inc. (m)	21,385

	Total Industrials	84,913

	Information Technology — 4.0%
	Communications Equipment — 1.0%
1,307	Anaren, Inc. (a) (m)	36,531
3,281	Riverbed Technology, Inc. (a) (m)	64,701

		101,232

	Computers & Peripherals — 0.2%
1,818	Xyratex Ltd., (United Kingdom) (m)	24,016

	Internet Software & Services — 0.8%
3,300	Macromill, Inc., (Japan) (m)	24,790
2,102	Responsys, Inc. (a) (m)	56,775

		81,565

	IT Services — 0.3%
4,534	Pactera Technology International Ltd., (China), ADR (a)	32,463

	Semiconductors & Semiconductor Equipment — 0.8%
5,208	LSI Corp. (m)	57,444
1,611	RDA Microelectronics, Inc., (China), ADR (m)	29,208

		86,652

	Software — 0.9%
2,632	Giant Interactive Group, Inc., (China), ADR (m)	28,978
1,182	Unit4 N.V., (Netherlands) (m)	61,455

		90,433

	Total Information Technology	416,361

	Materials — 2.5%
	Chemicals — 1.5%
815	American Pacific Corp. (a) (m)	37,840
8,484	AZ Electronic Materials S.A., (Luxembourg)	55,243
3,834	Zoltek Cos., Inc. (a) (m)	64,028

		157,111

	Construction Materials — 0.5%
106,000	TCC International Holdings Ltd., (Hong Kong) (m)	52,977

	Paper & Forest Products — 0.5%
12,938	Ainsworth Lumber Co. Ltd., (Canada) (a) (m)	46,931

	Total Materials	257,019

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
3,314	Leap Wireless International, Inc. (a) (m)	58,161

	Utilities — 0.5%
	Electric Utilities — 0.5%
969	UNS Energy Corp. (m)	58,024

	Total Common Stocks (Cost 1,529,955)	1,533,438

Exchange Traded Funds — 13.4%
	Fixed Income — 9.6%
3,904	iShares JPMorgan USD Emerging Markets Bond Fund (m)	418,899
14,329	SPDR Barclays High Yield Bond ETF (m)	584,480

	Total Fixed Income	1,003,379

	U.S. Equity — 3.8%
9,691	SPDR Dow Jones Global Real Estate ETF (m)	402,758

	Total Exchange Traded Funds (Cost 1,464,815)	1,406,137

Preferred Stocks — 0.8%
	Consumer Discretionary — 0.1%
	Auto Components — 0.1%
100	Goodyear Tire & Rubber Co. (The), 5.875%, 04/01/14 (a)	6,565

	Financials — 0.1%
	Insurance — 0.1%
250	MetLife, Inc., 5.000%, 03/26/14 (a)	7,288

	Real Estate Investment Trusts (REITs) — 0.0% (g)
49	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 (a)	2,626

	Total Financials	9,914

	Materials — 0.2%
	Metals & Mining — 0.2%
1,105	ArcelorMittal, (Luxembourg), 6.000%, 01/15/16 (a)	26,995

	Utilities — 0.4%
	Electric Utilities — 0.3%
144	NextEra Energy, Inc., 5.799%, 09/01/16 (a)	7,632
380	NextEra Energy, Inc., 5.889%, 09/01/15 (a)	22,716
100	PPL Corp., 8.750%, 05/01/14 (a)	5,151

		35,499

SHARES		SECURITY DESCRIPTION	VALUE
		Multi-Utilities — 0.1%
	58	Dominion Resources, Inc., Series A, 6.125%, 04/01/16	3,244
	58	Dominion Resources, Inc., Series B, 6.000%, 07/01/16 (a)	3,250

			6,494

		Total Utilities	41,993

		Total Preferred Stocks (Cost 82,472)	85,467

PRINCIPAL/ UNIT AMOUNT
Convertible Bonds — 10.9%
		Consumer Discretionary — 2.2%
		Auto Components — 0.2%
EUR	3,200	Cie Generale des Etablissements Michelin, (France), Series ML, Zero Coupon, 01/01/17	5,940
EUR	30,900	Faurecia, (France), Series EO, Reg. S., 3.250%, 01/01/18	13,344

			19,284

		Hotels, Restaurants & Leisure — 0.7%
EUR	96,500	Club Mediterranee S.A., (France), Series CU, 6.110%, 11/01/15	25,522
	5,000	MGM Resorts International, 4.250%, 04/15/15	7,016
EUR	24,000	Pierre & Vacances S.A., (France), Series VAC, 4.000%, 10/01/15	25,167
EUR	18,100	TUI AG, (Germany), Reg. S., 2.750%, 03/24/16	17,603

			75,308

		Household Durables — 0.5%
	7,000	KB Home, 1.375%, 02/01/19	7,258
	12,000	Lennar Corp., 3.250%, 11/15/21 (e)	21,892
	6,000	Meritage Homes Corp., 1.875%, 09/15/32	6,878
	12,000	Standard Pacific Corp., 1.250%, 08/01/32	15,563

			51,591

		Internet & Catalog Retail — 0.4%
		priceline.com, Inc.,
	17,000	0.350%, 06/15/20 (e)	19,401
	17,000	1.000%, 03/15/18	23,343

			42,744

		Media — 0.4%
		Liberty Interactive LLC,
	22,000	0.750%, 03/30/43 (e)	26,428
	6,000	1.000%, 09/30/43 (e)	6,191

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL/ UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
Convertible Bonds — Continued
		Media — Continued
	6,000	Liberty Media Corp., 1.375%, 10/15/23 (e)	5,572

			38,191

		Textiles, Apparel & Luxury Goods — 0.0% (g)
	3,000	Iconix Brand Group, Inc., 1.500%, 03/15/18 (e)	3,911

		Total Consumer Discretionary	231,029

		Consumer Staples — 0.4%
		Beverages — 0.1%
JPY	1,000,000	Asahi Group Holdings Ltd., (Japan), Zero Coupon, 05/26/28	13,294

		Food & Staples Retailing — 0.0% (g)
EUR	3,600	Rallye S.A., (France), Series COFP, 1.000%, 10/02/20	5,211

		Food Products — 0.3%
	13,000	Archer-Daniels-Midland Co., 0.875%, 02/15/14	13,000
JPY	1,000,000	Nippon Meat Packers, Inc., (Japan), Series 5, Zero Coupon, 03/03/14	13,254

			26,254

		Total Consumer Staples	44,759

		Energy — 0.6%
		Energy Equipment & Services — 0.3%
	7,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	7,748
EUR	15,100	Technip S.A., (France), Series TEC, Reg. S., 0.250%, 01/01/17	20,062

			27,810

		Oil, Gas & Consumable Fuels — 0.3%
	2,000	Chesapeake Energy Corp., 2.500%, 05/15/37	2,025
	14,000	Cobalt International Energy, Inc., 2.625%, 12/01/19	12,460
	29,000	Peabody Energy Corp., 4.750%, 12/15/41	22,656

			37,141

		Total Energy	64,951

		Financials — 2.8%
		Capital Markets — 0.5%
		Ares Capital Corp.,
	26,000	4.750%, 01/15/18	27,869
	13,000	4.875%, 03/15/17	13,820
	10,000	Prospect Capital Corp., 5.875%, 01/15/19	10,438

			52,127

		Commercial Banks — 0.3%
JPY	3,000,000	Bank of Kyoto Ltd. (The), (Japan), Series 2, Zero Coupon, 03/31/14	29,292

PRINCIPAL/ UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
		Consumer Finance — 0.2%
	5,000	Encore Capital Group, Inc., 3.000%, 07/01/20 (e)	6,065
	18,000	Portfolio Recovery Associates, Inc., 3.000%, 08/01/20 (e)	19,429

			25,494

		Diversified Financial Services — 0.3%
EUR	12,100	Misarte, (France), Series PP, 3.250%, 01/01/16	28,298

		Insurance — 0.3%
EUR	7,800	AXA S.A., (France), Series CS, 3.750%, 01/01/17	29,074

		Real Estate Investment Trusts (REITs) — 1.2%
	26,000	Boston Properties LP, 3.625%, 02/15/14 (e)	26,032
	19,000	Extra Space Storage LP, 2.375%, 07/01/33 (e)	19,522
	5,000	Health Care REIT, Inc., 3.000%, 12/01/29	5,812
	17,000	ProLogis LP, 3.250%, 03/15/15	19,423
	5,000	Redwood Trust, Inc., 4.625%, 04/15/18	5,147
	10,000	Starwood Property Trust, Inc., 4.550%, 03/01/18	11,425
EUR	9,900	Unibail-Rodamco SE, (France), Series ULFP, Reg. S., 0.750%, 01/01/18	32,391
	50	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 (a)	2,680

			122,432

		Total Financials	286,717

		Health Care — 1.3%
		Biotechnology — 0.5%
		BioMarin Pharmaceutical, Inc.,
	3,000	0.750%, 10/15/18	3,200
	3,000	1.500%, 10/15/20	3,255
		Cubist Pharmaceuticals, Inc.,
	3,000	1.125%, 09/01/18 (e)	3,538
	3,000	1.875%, 09/01/20 (e)	3,546
	6,000	Gilead Sciences, Inc., 1.625%, 05/01/16	21,251
		Incyte Corp., Ltd.,
	2,000	0.375%, 11/15/18 (e)	2,836
	1,000	1.250%, 11/15/20 (e)	1,448
	5,000	Medivation, Inc., 2.625%, 04/01/17	8,275

			47,349

		Health Care Equipment & Supplies — 0.1%
		Hologic, Inc.,
	6,000	Series 2012, SUB, 2.000%, 03/01/42	6,079
	4,000	Series 2010, SUB, 2.000%, 12/15/37	4,552

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL/ UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
Convertible Bonds — Continued
		Health Care Equipment & Supplies — Continued
	3,000	Wright Medical Group, Inc., 2.000%, 08/15/17	3,973

			14,604

		Health Care Providers & Services — 0.2%
EUR	19,300	Orpea, (France), Series ORP, 1.750%, 01/01/20	13,345
	10,000	WellPoint, Inc., 2.750%, 10/15/42	12,994

			26,339

		Health Care Technology — 0.0% (g)
	1,000	Medidata Solutions, Inc., 1.000%, 08/01/18 (e)	1,312

		Life Sciences Tools & Services — 0.3%
	15,000	Illumina, Inc., 0.250%, 03/15/16 (e)	27,563

		Pharmaceuticals — 0.2%
	4,000	Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	4,995
	14,000	Teva Pharmaceutical Finance Co. LLC, Series C, 0.250%, 02/01/26	15,418

			20,413

		Total Health Care	137,580

		Industrials — 0.9%
		Airlines — 0.4%
EUR	298,700	Air France-KLM, (France), Reg. S., 2.030%, 02/15/23	47,529

		Machinery — 0.3%
CHF	25,000	Schindler Holding AG, (Switzerland), Series ALSN, Reg. S., 0.375%, 06/05/17	28,421

		Trading Companies & Distributors — 0.2%
	15,000	Air Lease Corp., 3.875%, 12/01/18	20,597

		Total Industrials	96,547

		Information Technology — 2.4%
		Communications Equipment — 0.1%
	7,000	Finisar Corp., 0.500%, 12/15/33 (e)	7,394

		Computers & Peripherals — 0.2%
	20,000	SanDisk Corp., 0.500%, 10/15/20 (e)	19,975

		Internet Software & Services — 0.4%
	5,000	SINA Corp., (Cayman Islands), 1.000%, 12/01/18 (e)	4,644
	4,000	Web.com Group, Inc., 1.000%, 08/15/18	4,703
	26,000	Yahoo!, Inc., Zero Coupon, 12/01/18 (e)	26,162

PRINCIPAL/ UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
		Internet Software & Services — Continued
	8,000	Yandex N.V., (Netherlands), 1.125%, 12/15/18 (e)	8,025

			43,534

		IT Services — 0.1%
EUR	6,000	Cap Gemini S.A., (France), Series CAP, Zero Coupon, 01/01/19	6,023

		Semiconductors & Semiconductor Equipment — 1.3%
		Intel Corp.,
	26,000	2.950%, 12/15/35	28,779
	23,000	3.250%, 08/01/39	30,360
	34,000	Lam Research Corp., 0.500%, 05/15/16	38,123
		Micron Technology, Inc.,
	1,000	Series E, 1.625%, 02/15/33 (e)	2,147
	13,000	3.000%, 11/15/43	13,723
	13,000	NVIDIA Corp., 1.000%, 12/01/18 (e)	13,268
	10,000	SunEdison, Inc., 2.000%, 10/01/18 (e)	11,906
	1,000	Xilinx, Inc., 3.125%, 03/15/37	1,606

			139,912

		Software — 0.3%
	3,000	Concur Technologies, Inc., 0.500%, 06/15/18 (e)	3,866
	4,000	NetSuite, Inc., 0.250%, 06/01/18 (e)	4,485
	12,000	Salesforce.com, Inc., 0.250%, 04/01/18 (e)	13,763
	3,000	ServiceNow, Inc., Zero Coupon, 11/01/18 (e)	3,251
	4,000	Take-Two Interactive Software, Inc., 1.000%, 07/01/18	4,490

			29,855

		Total Information Technology	246,693

		Materials — 0.3%
		Metals & Mining — 0.3%
	12,000	Newmont Mining Corp., Series A, 1.250%, 07/15/14	12,000
	18,000	Royal Gold, Inc., 2.875%, 06/15/19	18,236
	4,000	RTI International Metals, Inc., 1.625%, 10/15/19	4,078

		Total Materials	34,314

		Total Convertible Bonds (Cost 1,081,730)	1,142,590

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 49.8%
	Investment Company — 49.8%
5,201,287	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost 5,201,287)	5,201,287

	Total Investments — 89.6% (Cost 9,360,259)	9,368,919
	Other Assets in Excess of Liabilities — 10.4%	1,083,988

	NET ASSETS — 100.0%	10,452,907

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	Euro Bund	03/06/14	194,051	6,660
8	10 Year Australian Government Bond	03/17/14	818,692	23,509
5	10 Year Canadian Government Bond	03/20/14	590,034	13,919
19	10 Year U.S. Treasury Note	03/20/14	2,389,250	8,227
5	Long Gilt	03/27/14	907,350	17,677
	Short Futures Outstanding
(1)	OMXS30 Index	02/21/14	(19,885)	256
(10)	10 Year Japanese Government Bond	03/10/14	(1,416,952)	(7,604)
(1)	E-mini S&P 500	03/21/14	(88,830)	(395)

				62,249

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
13,728 10,948	AUD for CHF	Credit Suisse International	02/14/14	12,076	#	12,007	#	(69)

28,737 210,317	CAD for HKD	Barclays Bank plc	02/14/14	27,091	#	25,796	#	(1,295)

120,909 1,260,661	GBP for SEK	State Street Corp.	02/14/14	192,395	#	198,748	#	6,353

64,606	AUD	BNP Paribas	02/14/14	57,526		56,502		(1,024)
29,484	AUD	Royal Bank of Canada	02/14/14	26,772		25,786		(986)
164,139	AUD	Societe Generale	02/14/14	154,950		143,552		(11,398)
35,203	AUD	Union Bank of Switzerland AG	02/14/14	31,889		30,788		(1,101)
75,000	AUD	Westpac Banking Corp.	02/14/14	70,106		65,593		(4,513)

177,303	BRL	Deutsche Bank AG †	02/14/14	76,071		73,272		(2,799)

3,729	CAD	Credit Suisse International	02/14/14	3,482		3,347		(135)
104,300	CAD	Deutsche Bank AG	02/14/14	98,517		93,625		(4,892)

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,617	CAD	Morgan Stanley	02/14/14	6,179	5,940	(239)
57,274	CAD	Union Bank of Switzerland AG	02/14/14	53,791	51,412	(2,379)
26,333	CAD	BNP Paribas	05/13/14	23,468	23,589	121

56,580	CHF	Westpac Banking Corp.	02/14/14	63,286	62,410	(876)

56,181	EUR	BNP Paribas	02/14/14	76,743	75,772	(971)
155,952	EUR	Deutsche Bank AG	02/14/14	212,658	210,332	(2,326)
105,404	EUR	Westpac Banking Corp.	02/14/14	142,939	142,158	(781)

11,770	GBP	Credit Suisse International	02/14/14	19,213	19,348	135

363,000	HKD	Union Bank of Switzerland AG	02/14/14	46,830	46,757	(73)

17,721,089	HUF	Deutsche Bank AG	02/14/14	78,891	76,508	(2,383)

236,725,645	IDR	Deutsche Bank AG †	02/14/14	20,675	19,463	(1,212)
663,636,568	IDR	Union Bank of Switzerland AG †	02/14/14	57,929	54,563	(3,366)

838,872	INR	Deutsche Bank AG †	02/14/14	13,111	13,386	275
4,070,121	INR	Westpac Banking Corp. †	02/14/14	64,207	64,949	742

444,995	JPY	Credit Suisse International	02/14/14	4,363	4,356	(7)
1,449,010	JPY	Deutsche Bank AG	02/14/14	14,534	14,183	(351)
31,236,257	JPY	Union Bank of Switzerland AG	02/14/14	304,852	305,742	890

1,427,735	NOK	State Street Corp.	02/14/14	238,353	227,359	(10,994)

414,281	NZD	Goldman Sachs International	02/14/14	342,569	334,766	(7,803)

2,092,798	RUB	Credit Suisse International †	02/14/14	63,553	59,391	(4,162)
471,746	RUB	Deutsche Bank AG †	02/14/14	14,320	13,388	(932)

352,020	SEK	Goldman Sachs International	02/14/14	54,077	53,723	(354)
333,001	SEK	Societe Generale	02/14/14	50,612	50,821	209
171,937	SEK	Union Bank of Switzerland AG	02/14/14	26,195	26,240	45
1,550,308	SEK	Westpac Banking Corp.	02/14/14	237,361	236,600	(761)

26,646	TRY	Deutsche Bank AG	02/14/14	11,573	11,755	182
34,473	TRY	State Street Corp.	02/14/14	16,800	15,208	(1,592)
124,878	TRY	Westpac Banking Corp.	02/14/14	60,619	55,091	(5,528)

				3,070,576	3,004,226	(66,350)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
35,265	AUD	BNP Paribas	02/14/14	32,146	30,842	1,304
389,825	AUD	Deutsche Bank AG	02/14/14	353,778	340,931	12,847
32,152	AUD	HSBC Bank, N.A.	02/14/14	28,550	28,120	430
151,522	AUD	Societe Generale	02/14/14	143,040	132,518	10,522

44,481	CAD	Barclays Bank plc	02/14/14	41,100	39,928	1,172
82,438	CAD	Deutsche Bank AG	02/14/14	77,397	74,001	3,396
373,025	CAD	Goldman Sachs International	02/14/14	356,439	334,850	21,589
9,623	CAD	Royal Bank of Canada	02/14/14	9,163	8,638	525
62,340	CAD	Societe Generale	02/14/14	59,474	55,960	3,514
30,801	CAD	State Street Corp.	02/14/14	29,303	27,648	1,655
37,758	CAD	Union Bank of Switzerland AG	02/14/14	35,688	33,894	1,794

138	CHF	Union Bank of Switzerland AG	02/14/14	152	152	— (h)
81,733	CHF	Westpac Banking Corp.	02/14/14	89,712	90,155	(443)

1,189,571	CZK	Societe Generale	02/14/14	62,158	58,271	3,887

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
321,972	CZK	State Street Corp.	02/14/14	16,800	15,772	1,028
17,295	EUR	Barclays Bank plc	02/14/14	23,504	23,326	178
44,721	EUR	BNP Paribas	02/14/14	60,392	60,315	77
347,071	EUR	Goldman Sachs International	02/14/14	468,285	468,096	189
46,681	EUR	Royal Bank of Canada	02/14/14	63,036	62,957	79
20,205	EUR	Union Bank of Switzerland AG	02/14/14	27,913	27,250	663
41,915	EUR	Westpac Banking Corp.	02/14/14	57,136	56,531	605

72,330	GBP	BNP Paribas	02/14/14	115,966	118,895	(2,929)
15,539	GBP	Deutsche Bank AG	02/14/14	25,084	25,543	(459)
118,291	GBP	Union Bank of Switzerland AG	02/14/14	193,305	194,444	(1,139)
12,080	GBP	Westpac Banking Corp.	02/14/14	19,870	19,857	13

83,058	HKD	Barclays Bank plc	02/14/14	10,715	10,699	16
151,841	HKD	BNP Paribas	02/14/14	19,584	19,558	26
502,623	HKD	Goldman Sachs International	02/14/14	64,852	64,741	111
68,414	HKD	Royal Bank of Canada	02/14/14	8,826	8,812	14
501,659	HKD	Westpac Banking Corp.	02/14/14	64,714	64,617	97

17,721,089	HUF	State Street Corp.	02/14/14	79,801	76,507	3,294

58,556	ILS	Societe Generale	02/14/14	16,560	16,653	(93)
63,248	ILS	State Street Corp.	02/14/14	17,850	17,987	(137)
160,951	ILS	Westpac Banking Corp.	02/14/14	45,442	45,771	(329)

2,587,002	JPY	BNP Paribas	02/14/14	25,128	25,322	(194)
12,247,135	JPY	Deutsche Bank AG	02/14/14	116,836	119,875	(3,039)
45,883,922	JPY	Societe Generale	02/14/14	466,731	449,114	17,617
9,847,451	JPY	State Street Corp.	02/14/14	99,751	96,387	3,364
3,012,724	JPY	Union Bank of Switzerland AG	02/14/14	29,409	29,489	(80)
832,385	JPY	HSBC Bank, N.A.	05/13/14	8,145	8,152	(7)

395,333	NOK	Deutsche Bank AG	02/14/14	64,207	62,955	1,252
180,699	NOK	Goldman Sachs International	02/14/14	29,655	28,775	880
1,313,393	NOK	Union Bank of Switzerland AG	02/14/14	213,683	209,151	4,532
267,186	NOK	Westpac Banking Corp.	02/14/14	43,886	42,547	1,339

166,176	NZD	State Street Corp.	02/14/14	135,729	134,281	1,448
60,578	NZD	Union Bank of Switzerland AG	02/14/14	49,294	48,951	343

3,451,045	PHP	Union Bank of Switzerland AG †	02/14/14	80,136	76,238	3,898

260,359	RON	Union Bank of Switzerland AG	02/14/14	79,117	77,985	1,132

390,115	SEK	Deutsche Bank AG	02/14/14	59,997	59,537	460
350,302	SEK	Royal Bank of Canada	02/14/14	53,486	53,461	25
1,718	SEK	Union Bank of Switzerland AG	02/14/14	263	262	1
333,001	SEK	Westpac Banking Corp.	02/14/14	50,508	50,821	(313)

524,431	TWD	Credit Suisse International †	02/14/14	17,899	17,297	602
1,822,718	TWD	Union Bank of Switzerland AG †	02/14/14	62,268	60,115	2,153

				4,403,863	4,304,954	98,909

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/14 of the currency being sold, and the value at 01/31/14 is the U.S. Dollar market value of the currency being purchased.
†	Non-deliverable forward.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Return Swaps on Commodity Index

SWAP COUNTERPARTY	REFERENCED OBLIGATION	TERMINATION DATE	NOTIONAL VALUE	VALUE
Deutsche Bank AG	Dow Jones — UBS Commodity Index	02/03/13	36,045	642
Deutsche Bank AG	Dow Jones — UBS Commodity Index	02/14/14	484,897	11,222

				11,864

Portfolio Swaps* Outstanding at January 31, 2014

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR for long positions or Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	(102,507)
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR for long positions or Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	47,685

Total			(54,822)

*	See the accompanying “Additional Information - Portfolio Swaps” for further details.

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION —  PORTFOLIO SWAPS

AS OF JANUARY 31, 2014 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
Common Stocks
Consumer Discretionary — 4.0%
Auto Components — 1.1%
Lear Corp.	24,086	24,086	—
Leoni AG, (Germany)	24,187	24,187	—
Magna International, Inc., (Canada)	24,038	24,038	—
Plastic Omnium S.A., (France)	18,338	18,338	—
Showa Corp., (Japan)	20,158	20,158	—
Standard Motor Products, Inc.	22,995	22,995	—
Tokai Rika Co., Ltd., (Japan)	20,553	20,553	—
TS Tech Co. Ltd, (Japan)	26,206	26,206	—
Valeo SA, (France)	26,830	26,830	—

	207,391	207,391	—

Distributors — 0.1%
Inchcape plc, (United Kingdom)	22,262	22,262	—

Diversified Consumer Services — 0.2%
Apollo Education Group, Inc. (a)	25,154	25,154	—
Graham Holdings Company	23,164	23,164	—

	48,318	48,318	—

Food Products — 0.1%
FUJI oil Co., Ltd., (Japan)	20,814	20,814	—

Hotels, Restaurants & Leisure — 0.2%
Flight Centre Ltd., (Australia)	20,356	20,356	—
Gtech Spa, (Italy)	25,055	25,055	—

	45,411	45,411	—

Household Durables — 0.6%
Barratt Developments plc, (United Kingdom) (a)	25,599	25,599	—
Bellway plc, (United Kingdom)	23,017	23,017	—
Berkeley Group Holdings plc, (United Kingdom)	26,944	26,944	—
Persimmon plc, (United Kingdom) (a)	27,304	27,304	—

	102,864	102,864	—

Internet & Catalog Retail — 0.1%
Home Retail Group plc, (United Kingdom)	24,420	24,420	—

Media — 1.1%
Aimia, Inc., (Canada)	23,592	23,592	—
Gannett Co., Inc. (a)	26,319	26,319	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
Gray Television, Inc.	20,052	20,052	—
ITV plc, (United Kingdom)	25,080	25,080	—
Meredith Corp.	19,182	19,182	—
Metropole Television S.A., (France)	23,842	23,842	—
Quebecor, Inc., (Canada)	20,765	20,765	—
The E.W. Scripps Company (a)	23,141	23,141	—
Valassis Communications, Inc.	24,956	24,956	—
Viacom, Inc.	23,481	23,481	—

	230,410	230,410	—

Multiline Retail — 0.1%
Macy’s, Inc.	24,578	24,578	—

Specialty Retail — 0.2%
Halfords Group plc, (United Kingdom)	20,441	20,441	—
WH Smith plc, (United Kingdom)	25,161	25,161	—

	45,602	45,602	—

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc. (a)	22,125	22,125	—
UniFirst Corporation	24,017	24,017	—

	46,142	46,142	—

Total Consumer Discretionary	818,212	818,212	—

Consumer Staples — 2.1%
Beverages — 0.2%
Britvic plc, (United Kingdom)	24,427	24,427	—
Coca-Cola Enterprises, Inc.	25,195	25,195	—

	49,622	49,622	—

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	27,470	27,470	—
CVS Caremark Corp.	21,603	21,603	—
Empire Co., Ltd., (Canada)	18,447	18,447	—
J Sainsbury plc, (United Kingdom)	20,639	20,639	—
Jean Coutu Group PJC, Inc. (The), (Canada)	21,552	21,552	—
Matsumotokiyoshi Holdings Co., Ltd., (Japan)	25,110	25,110	—
Safeway, Inc.	19,837	19,837	—
SUPERVALU, Inc.	17,282	17,282	—

	171,940	171,940	—

Food Products — 0.8%
Darling International, Inc. (a)	21,496	21,496	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Staples — Continued
Greencore Group plc, (Ireland)	28,128	28,128	—
Ingredion, Inc.	22,428	22,428	—
Owens-Illinois, Inc. (a)	20,730	20,730	—
Sanderson Farms, Inc.	24,684	24,684	—
Tyson Foods, Inc.	28,125	28,125	—

	145,591	145,591	—

Household Products — 0.1%
Energizer Holdings, Inc. (a)	20,034	20,034	—

Tobacco — 0.1%
Universal Corp.	18,834	18,834	—

Total Consumer Staples	406,021	406,021	—

Energy — 2.5%
Energy Equipment & Services — 0.9%
Bristow Group, Inc.	23,978	23,978	—
Helmerich & Payne, Inc.	25,267	25,267	—
Hunting plc, (United Kingdom)	23,758	23,758	—
Mullen Group Ltd, (Canada)	20,218	20,218	—
Oceaneering International, Inc.	22,558	22,558	—
RPC, Inc.	20,811	20,811	—
ShawCor Ltd., (Canada)	19,390	19,390	—
Tidewater, Inc.	19,547	19,547	—
Trinidad Drilling Ltd, (Canada)	21,054	21,054	—

	196,581	196,581	—

Oil, Gas & Consumable Fuels — 1.6%
Beach Energy Ltd., (Australia)	26,280	26,280	—
Chevron Corp.	19,200	19,200	—
Delek US Holdings, Inc.	22,664	22,664	—
HollyFrontier Corp.	24,354	24,354	—
Marathon Petroleum Corp.	21,850	21,850	—
Neste Oil OYJ, (Finland)	17,924	17,924	—
OMV AG, (Austria)	19,395	19,395	—
Parkland Fuel Corp., (Canada)	20,728	20,728	—
Repsol SA, (Spain)	21,471	21,471	—
Showa Shell Sekiyu KK, (Japan)	20,184	20,184	—
Suncor Energy, Inc., (Canada)	22,603	22,603	—
Tesoro Corp.	20,093	20,093	—
Valero Energy Corp.	25,805	25,805	—
Western Refining, Inc.	25,343	25,343	—
Woodside Petroleum Ltd., (Australia)	20,511	20,511	—

	328,405	328,405	—

Total Energy	524,986	524,986	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — 2.7%
Capital Markets — 0.3%
Close Brothers Group plc, (United Kingdom)	24,348	24,348	—
Daiwa Securities Group, Inc., (Japan)	28,482	28,482	—

	52,830	52,830	—

Commercial Banks — 0.4%
Fifth Third Bancorp	26,002	26,002	—
First Interstate Bancsystem, Inc.	20,862	20,862	—
Natixis, (France)	24,013	24,013	—
Resona Holdings, Inc., (Japan)	23,514	23,514	—

	94,391	94,391	—

Consumer Finance — 0.2%
Discover Financial Services	24,733	24,733	—
Nelnet, Inc.	22,313	22,313	—

	47,046	47,046	—

Insurance — 1.8%
Ageas, (Belgium)	25,321	25,321	—
AXA S.A., (France)	22,697	22,697	—
Axis Capital Holdings Ltd., (Bermuda)	22,780	22,780	—
CNO Financial Group, Inc.	21,988	21,988	—
Grupo Catalana Occidente SA, (Spain)	26,368	26,368	—
Hannover Rueck SE, (Germany)	19,813	19,813	—
Helvetia Holding AG, (Switzerland)	24,610	24,610	—
Horace Mann Educators Corp.	21,399	21,399	—
Muenchener Rueckversicherungs AG, (Germany)	21,091	21,091	—
PartnerRe Ltd., (Bermuda)	25,132	25,132	—
Phoenix Group Holdings, (United Kingdom)	24,341	24,341	—
Protective Life Corp.	26,808	26,808	—
Resolution Ltd, (United Kingdom)	22,984	22,984	—
Swiss Re AG, (Switzerland) (a)	23,002	23,002	—
Symetra Financial Corp.	24,320	24,320	—
Talanx AG, (Germany)	22,306	22,306	—

	374,960	374,960	—

Total Financials	569,227	569,227	—

Health Care — 2.5%
Biotechnology — 0.2%
Amgen, Inc.	27,596	27,596	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Health Care — Continued
Health Care Equipment & Supplies — 0.4%
Cooper Cos Inc. (The)	23,489	23,489	—
Nobel Biocare Holding AG, (Switzerland) (a)	24,136	24,136	—
Patterson Companies, Inc.	21,139	21,139	—
STERIS Corp.	24,092	24,092	—

	92,856	92,856	—

Health Care Providers & Services — 0.5%
Cigna Corp.	21,836	21,836	—
Fresenius Medical Care AG & Co., (Germany)	24,199	24,199	—
McKesson Corp.	27,382	27,382	—
Omnicare, Inc.	26,046	26,046	—

	99,463	99,463	—

Life Sciences Tools & Services — 0.3%
Life Technologies Corp. (a)	18,789	18,789	—
Lonza Group AG, (Switzerland) (a)	26,843	26,843	—

	45,632	45,632	—

Pharmaceuticals — 1.1%
Aceto Corporation	20,382	20,382	—
Ipsen S.A., (France)	25,103	25,103	—
Kissei Pharmaceutical Co., Ltd., (Japan)	26,302	26,302	—
Merck KGaA, (Germany)	20,551	20,551	—
Questcor Pharmaceuticals, Inc.	25,933	25,933	—
Recordati SpA, (Italy)	30,628	30,628	—
Roche Holding AG, (Switzerland)	20,348	20,348	—
Rohto Pharmaceutical Co., Ltd., (Japan)	24,180	24,180	—
Stada Arzneimittel AG, (Germany)	24,252	24,252	—

	217,679	217,679	—

Total Health Care	483,226	483,226	—

Industrials — 3.2%
Aerospace & Defense — 0.8%
AAR Corp.	19,081	19,081	—
BAE Systems plc, (United Kingdom) (a)	24,431	24,431	—
Exelis, Inc.	24,742	24,742	—
Northrop Grumman Corp.	22,648	22,648	—
Raytheon Co.	23,958	23,958	—
Spirit AeroSystems Holdings, Inc. (a)	27,840	27,840	—
Thales S.A., (France)	24,441	24,441	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
	167,141	167,141	—

Commercial Services & Supplies — 0.5%
ABM Industries Inc	25,300	25,300	—
Deluxe Corp.	24,858	24,858	—
Mineral Resources Ltd., (Australia)	20,849	20,849	—
Transcontinental, Inc., (Canada)	21,453	21,453	—
United Stationers, Inc.	23,118	23,118	—

	115,578	115,578	—

Construction & Engineering — 0.4%
Implenia AG, (Switzerland) (a)	22,536	22,536	—
Mota - Engil, SGPS, S.A., (Portugal)	22,529	22,529	—
NRW Holdings Ltd., (Australia)	19,572	19,572	—
Vinci S.A., (France)	24,562	24,562	—

	89,199	89,199	—

Electrical Equipment — 0.1%
EnerSys, Inc.	21,099	21,099	—

Industrial Conglomerates — 0.2%
DCC plc, (Ireland)	21,227	21,227	—
Rheinmetall AG, (Germany)	25,708	25,708	—

	46,935	46,935	—

Machinery — 0.5%
Barnes Group, Inc. (a)	22,427	22,427	—
CKD Corp., (Japan)	24,712	24,712	—
Georg Fischer AG, (Switzerland) (a)	23,344	23,344	—
Hyster-Yale Materials Handling, Inc.	23,412	23,412	—
Norma Group SE, (Germany)	24,095	24,095	—

	117,990	117,990	—

Road & Rail — 0.3%
Northgate plc, (United Kingdom)	24,718	24,718	—
Seino Holdings Co. Ltd, (Japan)	19,145	19,145	—
TransForce, Inc., (Canada)	23,394	23,394	—

	67,257	67,257	—

Trading Companies & Distributors — 0.3%
Seven Group Holdings Ltd, (Australia)	23,170	23,170	—
Travis Perkins plc, (United Kingdom) (a)	24,769	24,769	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Wakita & Co., Ltd., (Japan)	22,590	22,590	—

	70,529	70,529	—

Transportation Infrastructure — 0.1%
BBA Aviation plc, (United Kingdom)	22,949	22,949	—

Total Industrials	718,677	718,677	—

Information Technology — 2.3%
Communications Equipment — 0.1%
Pace plc, (United Kingdom)	25,069	25,069	—

Computers & Peripherals — 0.5%
Cray, Inc.	23,975	23,975	—
QLogic Corp.	21,451	21,451	—
Seagate Technology plc, (Ireland)	22,994	22,994	—
Synaptics, Inc.	25,678	25,678	—
Western Digital Corp.	24,128	24,128	—

	118,226	118,226	—

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc.	24,149	24,149	—
Benchmark Electronics, Inc.	22,594	22,594	—
Celestica, Inc., (Canada) (a)	21,242	21,242	—
Flextronics International Ltd., (Singapore) (a)	19,495	19,495	—
Littelfuse, Inc.	23,270	23,270	—
Sanmina Corp.	23,993	23,993	—

	134,743	134,743	—

Internet Software & Services — 0.2%
Blucora, Inc.	22,614	22,614	—
j2 Global, Inc.	23,537	23,537	—

	46,151	46,151	—

IT Services — 0.4%
CACI International, Inc. (a)	23,094	23,094	—
DST Systems, Inc.	26,117	26,117	—
SCSK Corporation, (Japan)	25,114	25,114	—
Total System Services, Inc.	25,010	25,010	—

	99,335	99,335	—

Semiconductors & Semiconductor Equipment — 0.3%
Lam Research Corp. (a)	25,204	25,204	—
Magnachip Semiconductor Corporation	17,075	17,075	—
Shindengen Electric Manufacturing Co. Ltd, (Japan)	24,939	24,939	—

	67,218	67,218	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — Continued
Software — 0.2%
CSG Systems International, Inc.	24,567	24,567	—
Symantec Corp.	18,177	18,177	—

	42,744	42,744	—

Total Information Technology	533,486	533,486	—

Materials — 2.8%
Chemicals — 0.7%
Denki Kagaku Kogyo KK, (Japan)	23,432	23,432	—
Green Plains Renewable Energy, Inc.	28,184	28,184	—
Huntsman Corporation	23,148	23,148	—
PPG Industries, Inc.	24,619	24,619	—
Scotts Miracle-Gro Co. (The)	24,944	24,944	—
Tosoh Corp., (Japan)	21,728	21,728	—

	146,055	146,055	—

Construction Materials — 0.1%
Sumitomo Osaka Cement Co., Ltd., (Japan)	18,939	18,939	—

Containers & Packaging — 0.5%
Avery Dennison Corp. (a)	25,078	25,078	—
Greif, Inc.	21,214	21,214	—
Packaging Corp of America	24,160	24,160	—
Smurfit Kappa Group plc, (Ireland)	22,898	22,898	—
Sonoco Products Co.	24,456	24,456	—

	117,806	117,806	—

Metals & Mining — 0.6%
BC Iron Ltd., (Australia)	28,549	28,549	—
Canam Group, Inc., (Canada)	18,492	18,492	—
Freeport-McMoRan Copper & Gold, Inc.	22,039	22,039	—
NV Bekaert SA, (Belgium)	21,399	21,399	—
Steel Dynamics, Inc.	22,654	22,654	—

	113,133	113,133	—

Paper & Forest Products — 0.9%
Domtar Corp., (Canada)	30,075	30,075	—
Mondi plc, (United Kingdom)	23,397	23,397	—
Norbord, Inc., (Canada)	18,927	18,927	—
PH Glatfelter Co.	27,271	27,271	—
Schweitzer-Mauduit International, Inc.	21,958	21,958	—
Stora Enso OYJ, (Finland)	23,568	23,568	—
UPM-Kymmene OYJ, (Finland)	22,270	22,270	—

	167,466	167,466	—

Total Materials	563,399	563,399	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.5%
Frontier Communications Corp.	24,003	24,003	—
iiNET Ltd, (Australia)	23,529	23,529	—
M2 Group Ltd, (Australia)	22,584	22,584	—
Vonage Holdings Corp.	30,223	30,223	—

	100,339	100,339	—

Wireless Telecommunication Services — 0.2%
Freenet AG, (Germany) (a)	25,975	25,975	—
KDDI Corp., (Japan)	22,335	22,335	—

	48,310	48,310	—

Total Telecommunication Services	148,649	148,649	—

Utilities — 1.0%
Electric Utilities — 0.3%
Great Plains Energy Incorporated	24,729	24,729	—
Pinnacle West Capital Corp. (a)	17,631	17,631	—
Westar Energy, Inc.	22,522	22,522	—

	64,882	64,882	—

Gas Utilities — 0.3%
AGL Resources, Inc.	24,941	24,941	—
Enagas SA, (Spain)	21,821	21,821	—
Gas Natural SDG SA, (Spain)	25,523	25,523	—

	72,285	72,285	—

Multi-Utilities — 0.4%
Ameren Corp. (a)	25,050	25,050	—
Public Service Enterprise Group, Inc.	18,704	18,704	—
TECO Energy, Inc.	21,245	21,245	—
Vectren Corp.	19,903	19,903	—

	84,902	84,902	—

Total Utilities	222,069	222,069	—

Total Long Positions of Portfolio Swap	4,987,952	4,987,952	—

Short Positions
Common Stocks
Consumer Discretionary — 3.0%
Auto Components — 0.1%
ElringKlinger AG, (Germany)	17,992	17,992	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
Hotels, Restaurants & Leisure — 0.9%
BJ’s Restaurants, Inc.	21,071	21,071	—
Buffalo Wild Wings, Inc.	16,030	16,030	—
Choice Hotels International, Inc.	18,344	18,344	—
Domino’s Pizza Group plc, (United Kingdom)	13,406	13,406	—
InterContinental Hotels Group plc, (United Kingdom)	22,281	22,281	—
Marriott International, Inc./DE	21,643	21,643	—
Melia Hotels International SA, (Spain)	17,396	17,396	—
Orient-Express Hotels Ltd., (Bermuda)	17,845	17,845	—
Panera Bread Co.	16,062	16,062	—
Penn National Gaming, Inc.	16,668	16,668	—
Sodexo, (France)	14,294	14,294	—

	195,040	195,040	—

Household Durables — 0.3%
Panasonic Corp, (Japan)	17,383	17,383	—
Sony Corp., (Japan)	15,915	15,915	—
Toll Brothers, Inc. (a)	23,299	23,299	—

	56,597	56,597	—

Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (a)	16,141	16,141	—
Netflix, Inc.	19,238	19,238	—

	35,379	35,379	—

Media — 0.3%
Charter Communications, Inc. (a)	19,591	19,591	—
DreamWorks Animation SKG, Inc.	14,036	14,036	—
Liberty Global plc, (United Kingdom) (a)	16,066	16,066	—
Sirius XM Holdings, Inc. (a)	19,146	19,146	—

	68,839	68,839	—

Multiline Retail — 0.0%
JC Penney Co., Inc.	12,166	12,166	—

Specialty Retail — 0.6%
ARB Corp Ltd., (Australia)	13,109	13,109	—
Fast Retailing Co. Ltd, (Japan)	37,301	37,301	—
Inditex SA, (Spain)	13,736	13,736	—
L Brands, Inc.	16,650	16,650	—
Sally Beauty Holdings, Inc.	17,142	17,142	—
SuperGroup plc, (United Kingdom) (a)	19,404	19,404	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Discretionary — Continued
Yamada Denki Co., Ltd., (Japan)	21,135	21,135	—

	138,477	138,477	—

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG, (Germany)	16,008	16,008	—
Cie Financiere Richemont SA, (Switzerland)	18,656	18,656	—
Fifth & Pacific Cos, Inc.	14,379	14,379	—
Hermes International, (France)	19,436	19,436	—
Luxottica Group SpA, (Italy)	20,532	20,532	—
Puma SE, (Germany)	19,543	19,543	—
Quiksilver, Inc.	16,194	16,194	—

	124,748	124,748	—

Total Consumer Discretionary	649,238	649,238	—

Consumer Staples — 1.6%
Beverages — 0.5%
Coca-Cola Amatil Ltd., (Australia)	18,292	18,292	—
Davide Campari-Milano SpA, (Italy)	18,835	18,835	—
Diageo plc, (United Kingdom) (a)	18,800	18,800	—
Heineken NV, (Netherlands)	14,406	14,406	—
Pernod Ricard S.A., (France)	18,904	18,904	—
Remy Cointreau S.A., (France)	15,834	15,834	—

	105,071	105,071	—

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	15,618	15,618	—
Flowers Foods, Inc.	16,697	16,697	—
Fresh Market, Inc. (The)	17,410	17,410	—
Jeronimo Martins SGPS S.A., (Portugal)	14,205	14,205	—
Pricesmart, Inc.	15,907	15,907	—
Whole Foods Market, Inc.	18,970	18,970	—

	98,807	98,807	—

Food Products — 0.5%
Associated British Foods plc, (United Kingdom) (a)	19,950	19,950	—
Barry Callebaut AG, (Switzerland) (a)	15,400	15,400	—
Boulder Brands, Inc.	19,259	19,259	—
Hillshire Brands Co.	18,059	18,059	—
Kagome Co., Ltd., (Japan)	14,949	14,949	—
Nestle S.A., (Switzerland)	20,394	20,394	—

	108,011	108,011	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Consumer Staples — Continued
Personal Products — 0.1%
Avon Products, Inc.	17,406	17,406	—

Total Consumer Staples	329,295	329,295	—

Energy — 1.2%
Energy Equipment & Services — 0.1%
EQT Corporation (a)	19,026	19,026	—
Rosetta Resources, Inc.	14,061	14,061	—

	33,087	33,087	—

Oil, Gas & Consumable Fuels — 1.1%
Approach Resources, Inc.	20,873	20,873	—
Cairn Energy plc, (United Kingdom) (a)	13,047	13,047	—
Cheniere Energy, Inc.	18,103	18,103	—
Concho Resources, Inc.	13,691	13,691	—
Galp Energia SGPS S.A., (Portugal)	18,905	18,905	—
Goodrich Petroleum Corp.	16,376	16,376	—
Karoon Gas Australia Ltd., (Australia) (a)	9,872	9,872	—
Kosmos Energy Ltd., (Bermuda)	15,541	15,541	—
Laredo Petroleum Holdings, Inc.	12,914	12,914	—
Paladin Energy Ltd., (Australia) (a)	18,752	18,752	—
Paramount Resources Ltd., (Canada) (a)	22,728	22,728	—
QEP Resources, Inc.	16,742	16,742	—
Swift Energy Co.	17,196	17,196	—
Teekay Corp., (Bermuda)	20,693	20,693	—
WPX Energy, Inc.	20,688	20,688	—

	256,121	256,121	—

Total Energy	289,208	289,208	—

Financials — 2.4%
Capital Markets — 0.2%
Partners Group Holding AG, (Switzerland)	15,881	15,881	—
UBS AG, (Switzerland) (a)	18,136	18,136	—

	34,017	34,017	—

Commercial Banks — 0.3%
Commerzbank AG, (Germany) (a)	18,115	18,115	—
Royal Bank of Scotland Group plc, (United Kingdom) (a)	21,547	21,547	—
TCF Financial Corp.	20,721	20,721	—

	60,383	60,383	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Financials — Continued
Diversified Financial Services — 0.1%
Credit Suisse Group AG, (Switzerland)	21,276	21,276	—

Insurance — 0.1%
Standard Life plc, (United Kingdom)	17,213	17,213	—

Real Estate Investment Trusts (REITs) — 0.6%
Hersha Hospitality Trust	14,661	14,661	—
Hudson Pacific Properties, Inc.	21,730	21,730	—
ICADE, (France)	16,770	16,770	—
Intu Properties plc, (United Kingdom) (a)	16,441	16,441	—
Londonmetric Property plc, (United Kingdom)	19,339	19,339	—
Shaftesbury plc, (United Kingdom)	21,835	21,835	—
Strategic Hotels & Resorts, Inc.	16,758	16,758	—

	127,534	127,534	—

Real Estate Management & Development — 0.9%
Capital & Counties Properties plc, (United Kingdom)	19,501	19,501	—
Forest City Enterprises, Inc.	16,007	16,007	—
Forestar Group, Inc. (a)	19,120	19,120	—
Howard Hughes Corp. (The) (a)	19,963	19,963	—
Kennedy-Wilson Holdings, Inc.	20,705	20,705	—
Mitsubishi Estate Co., Ltd., (Japan)	24,909	24,909	—
St Joe Co. (The)	19,066	19,066	—
Sumitomo Realty & Development Co. Ltd, (Japan)	44,945	44,945	—

	184,216	184,216	—

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	17,413	17,413	—
Radian Group, Inc.	19,061	19,061	—

	36,474	36,474	—

Total Financials	481,113	481,113	—

Health Care — 0.3%
Biotechnology — 0.2%
3-D Matrix Ltd., (Japan) (a)	19,967	19,967	—
Vertex Pharmaceuticals, Inc.	19,602	19,602	—

	39,569	39,569	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Health Care — Continued
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc.	16,531	16,531	—

Total Health Care	56,100	56,100	—

Industrials — 3.5%
Aerospace & Defense — 0.2%
Finmeccanica SpA, (Italy) (a)	19,662	19,662	—
MTU Aero Engines AG, (Germany)	18,220	18,220	—

	37,882	37,882	—

Air Freight & Logistics — 0.1%
Panalpina Welttransport Holding AG, (Switzerland)	16,379	16,379	—
Airlines — 0.2%
United Continental Holdings, Inc.	22,507	22,507	—
Virgin Australia Holdings Ltd., (Australia) (a)	16,002	16,002	—

	38,509	38,509	—

Building Products — 0.1%
Armstrong World Industries, Inc.	17,929	17,929	—

Commercial Services & Supplies — 0.7%
Aggreko plc, (United Kingdom)	17,255	17,255	—
Clean Harbors, Inc.	20,077	20,077	—
Copart, Inc.	16,866	16,866	—
Edenred, (France)	17,074	17,074	—
Interface, Inc.	20,992	20,992	—
Iron Mountain, Inc. (a)	19,807	19,807	—
Rentokil Initial plc, (United Kingdom)	23,519	23,519	—

	135,590	135,590	—

Construction & Engineering — 0.1%
Hochtief AG, (Germany)	13,015	13,015	—
Obayashi Corp, (Japan)	17,941	17,941	—
SNC-Lavalin Group, Inc., (Canada)	13,609	13,609	—

	44,565	44,565	—

Electrical Equipment — 0.2%
Areva S.A., (France) (a)	17,533	17,533	—
GrafTech International Ltd.	16,400	16,400	—

	33,933	33,933	—

Machinery — 0.2%
Chart Industries, Inc.	17,259	17,259	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Industrials — Continued
Heidelberger Druckmaschinen AG, (Germany) (a)	20,115	20,115	—
Vallourec S.A., (France)	13,640	13,640	—
Zardoya Otis S.A., (Spain)	14,894	14,894	—

	65,908	65,908	—

Marine — 0.1%
Kuehne + Nagel International AG, (Switzerland)	22,063	22,063	—

Professional Services — 0.4%
Advisory Board Co. (The)	20,576	20,576	—
Bureau Veritas S.A., (France)	18,112	18,112	—
Experian plc, (Ireland)	14,618	14,618	—
Intertek Group plc, (United Kingdom)	18,576	18,576	—
On Assignment, Inc.	18,253	18,253	—

	90,135	90,135	—

Road & Rail — 0.6%
Canadian Pacific Railway Ltd, (Canada)	19,859	19,859	—
Genesee & Wyoming, Inc.	19,062	19,062	—
Hertz Global Holdings, Inc. (a)	18,370	18,370	—
Kansas City Southern	17,528	17,528	—
Kintetsu Corp, (Japan)	13,859	13,859	—
Landstar System, Inc.	16,485	16,485	—
Werner Enterprises, Inc.	22,802	22,802	—

	127,965	127,965	—

Trading Companies & Distributors — 0.3%
Fastenal Co.	19,022	19,022	—
Kloeckner & Co., SE, (Germany) (a)	21,720	21,720	—
Wolseley plc, (Switzerland)	20,070	20,070	—

	60,812	60,812	—

Transportation Infrastructure — 0.3%
Aeroports de Paris, (France)	17,949	17,949	—
Groupe Eurotunnel S.A., (France)	16,505	16,505	—
Qube Holdings Ltd., (Australia)	19,017	19,017	—

	53,471	53,471	—

Total Industrials	745,141	745,141	—

Information Technology — 2.4%
Communications Equipment — 0.3%
Alcatel-Lucent/France, (France) (a)	15,651	15,651	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — Continued
Infinera Corp.	18,792	18,792	—
ViaSat, Inc.	18,746	18,746	—

	53,189	53,189	—

Electronic Equipment, Instruments & Components — 0.1%
Nexans S.A., (France)	17,937	17,937	—

Internet Software & Services — 0.5%
Cornerstone OnDemand, Inc.	24,417	24,417	—
Equinix, Inc.	23,891	23,891	—
Facebook, Inc.	21,399	21,399	—
Rackspace Hosting, Inc.	14,964	14,964	—
Telecity Group plc, (United Kingdom)	18,160	18,160	—

	102,831	102,831	—

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc. (a)	14,317	14,317	—
Advantest Corp., (Japan)	18,270	18,270	—
ARM Holdings plc, (United Kingdom) (a)	16,275	16,275	—
Cavium, Inc.	19,626	19,626	—
STMicroelectronics N.V., (Netherlands)	22,332	22,332	—

	90,820	90,820	—

Software — 1.1%
Concur Technologies, Inc.	16,017	16,017	—
MicroStrategy, Inc.	15,587	15,587	—
NetSuite, Inc.	22,193	22,193	—
Nintendo Co., Ltd., (Japan)	11,892	11,892	—
Oracle Corp., (Japan)	15,973	15,973	—
Palo Alto Networks, Inc. (a)	20,391	20,391	—
QLIK Technologies, Inc.	21,022	21,022	—
RealPage, Inc.	21,176	21,176	—
Salesforce.com, Inc.	17,856	17,856	—
SAP AG, (Germany)	16,223	16,223	—
Workday, Inc. (a)	19,699	19,699	—
Zynga, Inc.	22,154	22,154	—

	220,183	220,183	—

Total Information Technology	484,960	484,960	—

Materials — 2.2%
Chemicals — 0.5%
Akzo Nobel NV, (Netherlands)	19,665	19,665	—
Intrepid Potash, Inc. (a)	15,303	15,303	—
Mitsui Chemicals, Inc., (Japan)	21,846	21,846	—
Syngenta AG, (Switzerland)	17,708	17,708	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Materials — Continued
Tokai Carbon Co. Ltd, (Japan)	16,247	16,247	—

	90,769	90,769	—

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	17,224	17,224	—

Containers & Packaging — 0.1%
Crown Holdings, Inc. (a)	16,070	16,070	—

Metals & Mining — 1.5%
Compass Minerals International, Inc.	21,778	21,778	—
Detour Gold Corp., (Canada) (a)	23,169	23,169	—
Eramet, (France)	20,336	20,336	—
Franco-Nevada Corp, (Canada)	22,130	22,130	—
Fresnillo plc, (Mexico)	21,161	21,161	—
Hecla Mining Co.	14,377	14,377	—
Kinross Gold Corp, (Canada)	19,853	19,853	—
Lonmin plc, (United Kingdom) (a)	19,462	19,462	—
New Gold, Inc., (Canada) (a)	20,643	20,643	—
Pretium Resources, Inc., (Canada) (a)	17,305	17,305	—
Randgold Resources Ltd., (Jersey)	16,111	16,111	—
Royal Gold, Inc.	19,691	19,691	—
Salzgitter AG, (Germany)	19,976	19,976	—
Sandfire Resources NL, (Australia) (a)	17,994	17,994	—
Silver Wheaton Corp, (Canada)	19,786	19,786	—
ThyssenKrupp AG, (Germany) (a)	20,125	20,125	—
Turquoise Hill Resources Ltd., (Canada) (a)	13,772	13,772	—

	327,669	327,669	—

Total Materials	451,732	451,732	—

Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.3%
Inmarsat plc, (United Kingdom)	18,294	18,294	—
Level 3 Communications, Inc.	18,971	18,971	—
Telefonica Deutschland Holding AG, (Germany)	19,883	19,883	—

	57,148	57,148	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Telecommunication Services — Continued
Wireless Telecommunication Services — 0.3%
Iliad S.A., (France)	20,382	20,382	—
SBA Communications Corp.	16,324	16,324	—
T-Mobile U.S., Inc.	19,473	19,473	—

	56,179	56,179	—

Total Telecommunication Services	113,327	113,327	—

Utilities — 1.0%
Electric Utilities — 0.3%
Emera, Inc., (Canada)	14,618	14,618	—
Fortis, Inc., (Canada)	18,448	18,448	—
Kansai Electric Power Co., Inc. (The), (Japan) (a)	19,556	19,556	—
Kyushu Electric Power Co., Inc, (Japan) (a)	18,589	18,589	—

	71,211	71,211	—

Gas Utilities — 0.1%
ONEOK, Inc.	20,684	20,684	—

Independent Power Producers & Energy Traders — 0.4%
Calpine Corp.	15,431	15,431	—
Dynegy, Inc.	15,881	15,881	—
Northland Power, Inc., (Canada)	19,702	19,702	—
NRG Energy, Inc.	20,136	20,136	—
Ormat Technologies, Inc.	6,458	6,458	—

	77,608	77,608	—

Multi-Utilities — 0.1%
Sempra Energy	17,429	17,429	—

Water Utilities — 0.1%
Pennon Group plc, (United Kingdom)	22,202	22,202	—

Total Utilities	209,134	209,134	—

Total Short Positions of Portfolio Swap	3,809,248	3,809,248	—

Total of Long and Short Positions of Portfolio Swap	1,178,704	1,178,704	—

Cash and Other Receivables [4]			(99,428)
Financing Costs			(3,160)
Net Dividends			81

Net Swap Contract, at value			$(102,507)

Percentages indicated are based on net assets.

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JANUARY 31, 2014 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Long Positions
Common Stocks
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Club Mediterranee SA, (France) (a)	39,007	39,007	—

Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
PVR Partners, L.P.	50,949	50,949	—

Financials — 1.5%
Capital Markets — 0.1%
F&C Asset Management plc, (United Kindom)	21,980	21,980	—

Commercial Banks — 1.4%
CapitalSource, Inc.	68,320	68,320	—
Hudson City Bancorp, Inc.	71,488	71,488	—
Sterling Financial Corporation	69,646	69,646	—
Taylor Capital Group, Inc. (a)	49,439	49,439	—
Virginia Commerce Bancorp, Inc. (a)	61,577	61,577	—

	320,470	320,470	—

Total Financials	342,450	342,450	—

Health Care — 0.4%
Health Care Providers & Services — 0.1%
Medica SA, (France)	26,768	26,768	—

Pharmaceuticals — 0.3%
Paladin Labs, Inc., (Canada)	41,038	41,038	—
Shoppers Drug Mart Corporation, (Canada)	25,877	25,877	—

	66,915	66,915	—

Total Health Care	93,683	93,683	—

Industrials — 0.4%
Commercial Services & Supplies — 0.3%
Brookfield Office Properties, Inc., (Canada)	63,889	63,889	—

Electrical Equipment — 0.0%
Schneider Electric SA, (France)	561	561	—

Road & Rail — 0.1%
Pacer International, Inc.	23,276	23,276	—

Total Industrials	87,726	87,726	—

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Information Technology — 0.3%
Semiconductors & Semiconductor Equipment — 0.3%
Tokyo Electron Limited, (Japan)	62,449	62,449	—

Materials — 0.7%
Construction Materials — 0.3%
Texas Industries, Inc. (a)	67,472	67,472	—

Metals & Mining — 0.4%
Osisko Mining Corporation, (Canada)	32,232	32,232	—
Rautaruukki OYJ, (Finland)	29,993	29,993	—

	62,225	62,225	—

Total Materials	129,697	129,697	—

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Ziggo NV, (Netherlands)	63,996	63,996	—

Total Long Positions of Portfolio Swap	869,957	869,957	—

Short Positions
Common Stocks
Consumer Discretionary — 0.2%
Media — 0.2%
Liberty Global plc, (United Kingdom) (a)	45,893	45,893	—

	45,893	45,893	—

Consumer Staples — 0.0%
Food & Staples Retailing — 0.0%
Loblaw Companies Limited, (Canada)	11,009	11,009	—

Energy — 0.2%
Energy Equipment & Services — 0.2%
AMEC plc, (United Kingdom) (a)	31,968	31,968	—

Financials — 1.3%
Commercial Banks — 1.3%
M&T Bank Corp.	44,381	44,381	—
MB Financial, Inc.	39,621	39,621	—
PacWest Bancorp	55,994	55,994	—
Umpqua Holdings Corporation	64,217	64,217	—
United Bankshares, Inc.	62,769	62,769	—

	266,982	266,982	—

Total Financials	266,982	266,982	—

JPMorgan Diversified Risk Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAPS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)[1]	CURRENT VALUE($)[2]	VALUE($)[3]
Health Care — 0.2%
Pharmaceuticals — 0.2%
Endo Health Solutions, Inc. (a)	39,133	39,133	—

Information Technology — 0.3%
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc. (a)	64,067	64,067	—

Materials — 0.5%
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	67,695	67,695	—

Metals & Mining — 0.1%
Goldcorp Inc., (Canada)	19,498	19,498	—

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	25,576	25,576	—

Total Materials	112,769	112,769	—

Total Short Positions of Portfolio Swap	571,821	571,821	—

Total of Long and Short Positions of Portfolio Swap	298,136	298,136	—

Cash and Other Receivables [4]			48,588
Financing Costs			(903)
Net Dividends			—

Net Swap Contract, at value			$47,685

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION —  PORTFOLIO SWAPS:

1	Notional value represents the market value at each reset date of the long and short positions.
2	Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
3	Value represents the unrealized gain (loss) of the positions and was zero at January 31, 2014 as the swap resets on that day.
4	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap when cash is settled with the counterparty.
(a)	Non-income producing security.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Republic Koruna
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SPDR	—	Standard & Poor’s Depositary Receipts
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2014.
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately 362,214 and 3.87%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	101,100
Aggregate gross unrealized depreciation	(92,440)

Net unrealized appreciation/depreciation	8,660

Federal income tax cost of investments	9,360,259

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Consolidated Schedule of Portfolio Investments:

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	204,565	—	—	204,565
Consumer Staples	90,928	87,039	—	177,967
Financials	5,821	—	—	5,821
Health Care	216,516	54,091	—	270,607
Industrials	84,913	—	—	84,913
Information Technology	391,571	24,790	—	416,361
Materials	148,799	108,220	—	257,019
Telecommunication Services	58,161	—	—	58,161
Utilities	58,024	—	—	58,024

Total Common Stocks	1,259,298	274,140	—	1,533,438

Exchange Traded Funds	1,406,137	—	—	1,406,137

Preferred Stocks
Consumer Discretionary	6,565	—	—	6,565
Financials	9,914	—	—	9,914
Materials	26,995	—	—	26,995
Utilities	41,993	—	—	41,993

Total Preferred Stocks	85,467	—	—	85,467

Debt Securities
Convertible Bonds
Consumer Discretionary	—	231,029	—	231,029
Consumer Staples	—	44,759	—	44,759
Energy	—	64,951	—	64,951
Financials	2,680	284,037	—	286,717
Health Care	—	137,580	—	137,580
Industrials	—	96,547	—	96,547
Information Technology	—	246,693	—	246,693
Materials	—	34,314	—	34,314

Total Convertible Bonds	2,680	1,139,910	—	1,142,590

Short-Term Investment
Investment Company	5,201,287	—	—	5,201,287

Total Investments in Securities	7,954,869	1,414,050	—	9,368,919

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	117,023	—	117,023
Futures Contracts	70,248	—	—	70,248
Swaps	—	59,549	—	59,549

Total Appreciation in Other Financial Instruments	70,248	176,572	—	246,820

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(84,464)	—	(84,464)
Futures Contracts	(7,999)	—	—	(7,999)
Swaps	—	(102,507)	—	(102,507)

Total Depreciation in Other Financial Instruments	(7,999)	(186,971)	—	(194,970)

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance. The use of futures contracts exposes the Fund to interest rate risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Return Swap on Commodity Index — The Fund uses return swaps on commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swap values are based on the values of underlying futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Return swaps on commodity indices are subject to quarterly resets.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Daily movement of collateral is subject to minimum threshold amounts.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund’s activities in return swaps are concentrated with a single counterparty. Counterparty credit risk may be mitigated to the extent the counterparty posts collateral for mark to market gains to the Fund.

(d). Portfolio Swaps — The Fund entered into portfolio swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of each swap may occur at a reset date or any other date, at the discretion of the Fund and counterparty, over the life of the agreement, and is generally determined based on internal limits and thresholds established at both the Fund and counterparty.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty credit risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. The portfolio swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each portfolio swap is concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Diversified Risk Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Brazil — 13.7%
2,293	AMBEV S.A., ADR (m)	14,994
901	Banco do Brasil S.A. (m)	7,795
200	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares), ADR (m)	7,654
1,382	Embraer S.A. (m)	10,532
1,041	Even Construtora e Incorporadora S.A. (m)	3,090
250	Ez Tec Empreendimentos e Participacoes S.A. (m)	2,791
291	Grendene S.A. (m)	1,927
1,332	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	16,306
1,245	JBS S.A. (m)	4,361
283	Kroton Educacional S.A. (m)	4,328
105	M. Dias Branco S.A. (m)	3,598
258	Petroleo Brasileiro S.A., ADR (m)	2,896
358	Porto Seguro S.A. (m)	4,175
536	Sul America S.A. (m)	2,952
474	Telefonica Brasil S.A., ADR (m)	9,012
1,107	Tim Participacoes S.A. (m)	5,797
1,338	Vale S.A., ADR (m)	18,195

		120,403

	China — 19.0%
1,928	Anta Sports Products Ltd. (m)	2,815
26	Baidu, Inc., ADR (a) (m)	4,103
35,313	Bank of China Ltd., Class H (m)	14,905
28,728	China Construction Bank Corp., Class H (m)	19,901
5,581	China Merchants Bank Co., Ltd., Class H (m)	9,831
3,266	China Oilfield Services Ltd., Class H (m)	8,759
17,173	China Petroleum & Chemical Corp., Class H (m)	13,565
8,294	CNOOC Ltd. (m)	12,883
373	Giant Interactive Group, Inc., ADR (m)	4,106
2,001	Great Wall Motor Co., Ltd., Class H (m)	9,415
3,026	Guangzhou R&F Properties Co., Ltd., Class H (m)	4,030
31,785	Industrial & Commercial Bank of China Ltd., Class H (m)	19,597
9,714	Lenovo Group Ltd. (m)	12,528
114	NetEase, Inc., ADR (a) (m)	8,549
123	Perfect World Co., Ltd., ADR (m)	2,380
1,262	Ping An Insurance Group Co. of China Ltd., Class H (m)	10,195
1,225	Weichai Power Co., Ltd., Class H (m)	4,655

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — Continued
128	WuXi PharmaTech Cayman, Inc., ADR (a) (m)	4,479

		166,696

	Hong Kong — 6.8%
6,204	Anxin-China Holdings Ltd. (m)	1,572
11,440	Bosideng International Holdings Ltd. (m)	2,069
2,696	Chaoda Modern Agriculture Holdings Ltd. (a) (i)	—
2,238	China Mobile Ltd. (m)	21,351
7,852	China Unicom Hong Kong Ltd. (m)	10,238
12,795	Geely Automobile Holdings Ltd. (m)	5,229
21,318	Shenzhen International Holdings Ltd. (m)	2,768
2,738	Shougang Fushan Resources Group Ltd. (m)	751
2,998	SJM Holdings Ltd. (m)	9,293
7,740	Skyworth Digital Holdings Ltd. (m)	4,223
4,476	Truly International Holdings Ltd. (m)	2,459

		59,953

	Hungary — 0.5%
207	Richter Gedeon Nyrt. (m)	4,184

	India — 7.9%
1,039	Cairn India Ltd. (m)	5,374
334	HCL Technologies Ltd. (m)	7,805
951	Housing Development Finance Corp. (m)	12,257
262	Infosys Ltd., ADR (m)	15,355
2,149	Oil & Natural Gas Corp., Ltd. (m)	9,447
259	Oil India Ltd. (m)	1,962
215	Punjab National Bank (m)	1,880
862	Rural Electrification Corp. Ltd. (m)	2,475
334	Tata Motors Ltd., ADR (m)	9,290
1,065	UPL Ltd. (m)	3,217

		69,062

	Indonesia — 0.3%
4,912	Indofood Sukses Makmur Tbk PT (m)	2,808

	Mexico — 0.6%
3,090	Compartamos S.A.B. de C.V. (m)	5,545

	Netherlands — 0.3%
241	VimpelCom Ltd., ADR (m)	2,335

	Poland — 2.2%
236	KGHM Polska Miedz S.A. (m)	8,184
1,291	Polskie Gornictwo Naftowe i Gazownictwo S.A. (m)	1,896

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Poland — Continued
72	Powszechny Zaklad Ubezpieczen S.A. (m)	9,457

		19,537

	Russia — 8.7%
1,067	Aeroflot - Russian Airlines OJSC (m)	2,518
259	CTC Media, Inc. (m)	2,971
272	Lukoil OAO, ADR (m)	15,418
18	Magnit OJSC (m)	4,246
207	MegaFon OAO, Reg. S., GDR (m)	6,160
234	Mobile Telesystems OJSC (m)	1,916
476	Mobile Telesystems OJSC, ADR (m)	8,208
1,502	Rosneft OAO, Reg. S., GDR (m)	10,276
318	Sberbank of Russia (m)	861
1,346	Sberbank of Russia, ADR (m)	14,534
282	Tatneft OAO, ADR (m)	9,286

		76,394

	South Africa — 4.7%
741	African Bank Investments Ltd. (m)	713
613	Clicks Group Ltd. (m)	3,146
426	Imperial Holdings Ltd. (m)	7,109
872	MTN Group Ltd. (m)	15,570
308	Sasol Ltd. (m)	14,841

		41,379

	South Korea — 16.0%
18	GS Home Shopping, Inc. (m)	4,673
86	Halla Visteon Climate Control Corp. (m)	3,125
151	Hankook Tire Co., Ltd. (a) (m)	8,622
37	Hyosung Corp. (m)	2,319
80	Hyundai Motor Co. (m)	17,268
233	Kia Motors Corp. (m)	11,605
156	KT&G Corp. (m)	11,006
22	Mando Corp. (m)	2,437
177	Partron Co. Ltd. (m)	2,210
37	Samsung Electronics Co., Ltd. (m)	44,368
52	SK Holdings Co., Ltd. (m)	8,628
239	SK Hynix, Inc. (a) (m)	8,330
30	SK Telecom Co., Ltd. (m)	6,031
827	Woori Finance Holdings Co., Ltd. (a) (m)	9,463

		140,085

	Taiwan — 12.8%
9,830	Advanced Semiconductor Engineering, Inc. (m)	9,007
1,365	Catcher Technology Co., Ltd. (m)	9,054
1,223	Chicony Electronics Co., Ltd. (m)	3,123

SHARES	SECURITY DESCRIPTION	VALUE($)
	Taiwan — Continued
1,982	Chipbond Technology Corp. (m)	3,022
3,187	Compeq Manufacturing Co., Ltd. (m)	1,772
7,881	Fubon Financial Holding Co., Ltd. (m)	11,118
939	Huaku Development Co., Ltd. (m)	2,301
3,023	Inventec Corp. (m)	2,789
1,914	Kenda Rubber Industrial Co., Ltd. (m)	4,126
2,960	Lite-On Technology Corp. (m)	4,384
3,269	Pou Chen Corp. (m)	4,519
880	Radiant Opto-Electronics Corp. (m)	3,819
1,871	Realtek Semiconductor Corp. (m)	5,087
1,792	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	30,326
3,416	Teco Electric and Machinery Co., Ltd. (m)	3,710
499	TPK Holding Co., Ltd. (m)	3,154
2,614	Uni-President Enterprises Corp. (m)	4,290
2,297	Vanguard International Semiconductor Corp. (m)	2,513
744	Wistron NeWeb Corp. (m)	1,900
766	Zhen Ding Technology Holding Ltd. (m)	1,913

		111,927

	Turkey — 2.5%
648	Arcelik A.S. (m)	3,204
2,376	Eregli Demir ve Celik Fabrikalari TAS (m)	2,856
191	Ford Otomotiv Sanayi A.S. (m)	1,678
236	Koza Altin Isletmeleri A.S. (m)	1,996
413	TAV Havalimanlari Holding A.S. (m)	3,106
580	Tofas Turk Otomobil Fabrikasi A.S. (m)	2,728
235	Tupras Turkiye Petrol Rafinerileri A.S. (m)	3,869
925	Turk Hava Yollari (m)	2,765

		22,202

	United Arab Emirates — 1.6%
5,301	Air Arabia PJSC (m)	2,204
390	Dragon Oil plc (m)	3,765
1,624	Dubai Islamic Bank PJSC (m)	2,619
975	First Gulf Bank PJSC (m)	5,282

		13,870

	Total Common Stocks (Cost $874,905)	856,380

Preferred Stock — 0.2%
	Brazil — 0.2%
390	Banco do Estado do Rio Grande do Sul S.A., Class B (m) (Cost $3,237)	1,697

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.5%
	Investment Company — 0.5%
4,500	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4,500)	4,500

	Total Investments — 98.3% (Cost $882,642)	862,577
	Other Assets in Excess of Liabilities — 1.7%	14,840

	NET ASSETS — 100.0%	$877,417

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Commercial Banks	14.5%
Semiconductors & Semiconductor Equipment	12.4
Oil, Gas & Consumable Fuels	12.2
Wireless Telecommunication Services	7.8
Automobiles	6.6
Metals & Mining	3.7
Computers & Peripherals	3.7
Insurance	3.1
IT Services	2.7
Diversified Telecommunication Services	2.2
Auto Components	2.1
Food Products	1.8
Food & Staples Retailing	1.8
Beverages	1.7
Diversified Financial Services	1.7
Household Durables	1.5
Electronic Equipment, Instruments & Components	1.5
Internet Software & Services	1.5
Thrifts & Mortgage Finance	1.4
Textiles, Apparel & Luxury Goods	1.3
Tobacco	1.3
Aerospace & Defense	1.2
Hotels, Restaurants & Leisure	1.1
Energy Equipment & Services	1.0
Industrial Conglomerates	1.0
Others (each less than 1.0%)	8.7
Short-Term Investment	0.5

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $635,814,000 and 73.7%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,679
Aggregate gross unrealized depreciation	(75,744)

Net unrealized appreciation/depreciation	$(20,065)

Federal income tax cost of investments	$882,642

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$120,403	$—	$—		$120,403
China	23,617	143,079	—		166,696
Hong Kong	—	59,953	—	(a)	59,953
Hungary	—	4,184	—		4,184
India	24,645	44,417	—		69,062
Indonesia	—	2,808	—		2,808
Mexico	5,545	—	—		5,545
Netherlands	2,335	—	—		2,335
Poland	—	19,537	—		19,537
Russia	13,697	62,697	—		76,394
South Africa	713	40,666	—		41,379
South Korea	11,006	129,079	—		140,085
Taiwan	30,326	81,601	—		111,927
Turkey	—	22,202	—		22,202
United Arab Emirates	—	13,870	—		13,870

Total Common Stocks	232,287	624,093	—	(a)	856,380

Preferred Stocks
Brazil	1,697	—	—		1,697
Short-Term Investment
Investment Company	4,500	—	—		4,500

Total Investments in Securities	$238,484	$624,093	$—	*(a)	$862,577

(a)	Value is zero.

There were no transfers among any Levels during the period ended January 31, 2014.

*	Level 3 securities are valued by brokers and pricing services. At January 31, 2014, the value of these securities was zero. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Brazil — 9.1%
6,675	AMBEV S.A., ADR (m)	43,653
6,256	CCR S.A. (m)	40,284
1,280	Cielo S.A. (m)	34,064
1,730	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	21,178
956	Lojas Renner S.A. (m)	21,963
850	Marcopolo S.A. (m)	1,744
2,002	Ultrapar Participacoes S.A. (m)	44,207
3,411	Vale S.A. (Preference Shares), ADR (m)	41,888
1,797	WEG S.A. (m)	20,400

		269,381

	China — 9.0%
265	Baidu, Inc., ADR (a) (m)	41,394
14,555	China Shenhua Energy Co., Ltd., Class H (m)	37,358
31,124	CNOOC Ltd. (m)	48,345
27,255	Sun Art Retail Group Ltd. (m)	35,684
596	Tencent Holdings Ltd. (m)	41,785
3,722	Tsingtao Brewery Co., Ltd., Class H (m)	27,300
8,390	Wynn Macau Ltd. (m)	35,634

		267,500

	Colombia — 1.2%
2,419	Pacific Rubiales Energy Corp. (m)	36,771

	Cyprus — 0.9%
392	Eurasia Drilling Co., Ltd., Reg. S., GDR (m)	13,556
1,078	Globaltrans Investment plc, Reg. S., GDR (m)	14,285

		27,841

	Hong Kong — 6.6%
17,569	AIA Group Ltd. (m)	80,983
2,825	China Mobile Ltd. (m)	26,952
854	Jardine Matheson Holdings Ltd. (m)	45,779
5,569	Sands China Ltd. (m)	42,768

		196,482

	India — 16.3%
1,689	ACC Ltd. (m)	27,233
5,472	Ambuja Cements Ltd. (m)	13,912
1,900	Asian Paints Ltd. (m)	14,293
1,467	HDFC Bank Ltd., ADR (m)	45,915
7,117	Housing Development Finance Corp. (m)	91,759
978	Infosys Ltd., ADR (m)	57,278
12,944	ITC Ltd. (m)	67,221
1,478	Kotak Mahindra Bank Ltd. (m)	15,473

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — Continued
1,485	Larsen & Toubro Ltd. (m)	23,356
3,843	Mahindra & Mahindra Financial Services Ltd. (m)	14,874
1,894	Mahindra & Mahindra Ltd. (m)	26,929
2,434	Tata Consultancy Services Ltd. (m)	86,991

		485,234

	Indonesia — 4.7%
87,490	Astra International Tbk PT (m)	46,032
87,388	Bank Rakyat Indonesia Persero Tbk PT (m)	59,720
30,031	Semen Indonesia Persero Tbk PT (m)	34,889

		140,641

	Luxembourg — 2.1%
1,387	Tenaris S.A., ADR (m)	61,699

	Malaysia — 0.9%
4,833	Public Bank Bhd (m)	27,584

	Mexico — 2.4%
10,907	Fibra Uno Administracion S.A. de C.V. (m)	35,216
4,092	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	25,827
2,463	Infraestructura Energetica Nova S.A.B. de C.V. (m)	10,604

		71,647

	Panama — 0.5%
113	Copa Holdings S.A., Class A (m)	14,730

	Peru — 1.6%
364	Credicorp Ltd. (m)	48,058

	Poland — 0.5%
1,163	Eurocash S.A. (m)	15,094

	Russia — 3.6%
685	Magnit OJSC, Reg. S., GDR (m)	36,045
4,163	Mobile Telesystems OJSC (m)	34,153
10,507	Sberbank of Russia (m)	28,421
658	Sberbank of Russia, ADR (m)	7,103

		105,722

	South Africa — 13.7%
799	African Rainbow Minerals Ltd. (m)	15,782
2,552	Bidvest Group Ltd. (m)	57,097
820	Capitec Bank Holdings Ltd. (m)	13,914
14,912	FirstRand Ltd. (m)	41,932
680	Imperial Holdings Ltd. (m)	11,338
684	Kumba Iron Ore Ltd. (m)	27,785
1,008	Massmart Holdings Ltd. (m)	10,988

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Africa — Continued
2,263	Mr Price Group Ltd. (m)	28,025
3,654	MTN Group Ltd. (m)	65,252
2,969	Remgro Ltd. (m)	49,658
3,547	Shoprite Holdings Ltd. (m)	45,710
7,033	Woolworths Holdings Ltd. (m)	38,438

		405,919

	South Korea — 6.7%
118	Hyundai Mobis (m)	33,822
376	Hyundai Motor Co. (m)	81,641
70	Samsung Electronics Co., Ltd. (m)	83,090

		198,553

	Taiwan — 5.9%
11,561	Delta Electronics, Inc. (m)	63,271
5,800	President Chain Store Corp. (m)	38,836
4,296	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	72,697

		174,804

	Thailand — 5.0%
3,916	Advanced Info Service PCL, NVDR (m)	24,805
8,056	Kasikornbank PCL, NVDR (m)	41,446
224	Siam Cement PCL (The), NVDR (m)	2,759
8,942	Siam Commercial Bank PCL (The) (m)	40,362
13,359	Total Access Communication PCL, NVDR (m)	38,745

		148,117

	Turkey — 3.5%
1,697	Ford Otomotiv Sanayi A.S. (m)	14,883
10,202	KOC Holding A.S. (m)	34,670
3,378	TAV Havalimanlari Holding A.S. (m)	25,409
10,405	Turkiye Garanti Bankasi A.S. (m)	27,548

		102,510

	United Kingdom — 3.3%
1,228	SABMiller plc (m)	55,189
2,113	Standard Chartered plc (m)	42,950

		98,139

	Total Common Stocks (Cost $2,776,992)	2,896,426

Preferred Stocks — 0.6%
	Brazil — 0.6%
720	Itau Unibanco Holding S.A. (m)	9,038
4,129	Marcopolo S.A. (m)	8,863

	Total Preferred Stocks (Cost $17,713)	17,901

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
63,700	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $63,700)	63,700

	Total Investments — 100.2% (Cost $2,858,405)	2,978,027
	Liabilities in Excess of Other Assets — (0.2)%	(5,742)

	NET ASSETS — 100.0%	$2,972,285

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.7%
Wireless Telecommunication Services	6.4
Food & Staples Retailing	6.1
IT Services	6.0
Automobiles	5.7
Oil, Gas & Consumable Fuels	5.6
Semiconductors & Semiconductor Equipment	5.2
Industrial Conglomerates	4.6
Beverages	4.2
Diversified Financial Services	3.6
Thrifts & Mortgage Finance	3.1
Metals & Mining	2.9
Internet Software & Services	2.8
Insurance	2.7
Construction Materials	2.6
Hotels, Restaurants & Leisure	2.6
Energy Equipment & Services	2.5
Tobacco	2.3
Transportation Infrastructure	2.2
Electronic Equipment, Instruments & Components	2.1
Multiline Retail	2.0
Real Estate Investment Trusts (REITs)	1.2
Auto Components	1.1
Machinery	1.0
Others (each less than 1.0%)	4.7
Short-Term Investment	2.1

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,176,856,000 and 73.1% respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,674
Aggregate gross unrealized depreciation	(278,052)

Net unrealized appreciation/depreciation	$119,622

Federal income tax cost of investments	$2,858,405

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$269,381	$—	$—	$269,381
China	41,394	226,106	—	267,500
Colombia	36,771	—	—	36,771
Cyprus	—	27,841	—	27,841
Hong Kong	—	196,482	—	196,482
India	103,193	382,041	—	485,234
Indonesia	—	140,641	—	140,641
Luxembourg	61,699	—	—	61,699
Malaysia	—	27,584	—	27,584
Mexico	71,647	—	—	71,647
Panama	14,730	—	—	14,730
Peru	48,058	—	—	48,058
Poland	—	15,094	—	15,094
Russia	—	105,722	—	105,722
South Africa	—	405,919	—	405,919
South Korea	—	198,553	—	198,553
Taiwan	72,697	102,107	—	174,804
Thailand	40,362	107,755	—	148,117
Turkey	—	102,510	—	102,510
United Kingdom	—	98,139	—	98,139

Total Common Stocks	759,932	2,136,494	—	2,896,426

Preferred Stocks
Brazil	17,901	—	—	17,901
Short-Term Investment
Investment Company	63,700	—	—	63,700

Total Investments in Securities	$841,533	$2,136,494	$—	$2,978,027

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — 0.5%
		Mexico — 0.5%
MXN	3,600	Grupo Televisa S.A.B., 7.250%, 05/14/43 (m)	210
MXN	8,360	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., 9.000%, 06/10/28 (e) (m)	547

		Total Corporate Bonds (Cost $971)	757

	Foreign Government Securities — 71.6%
		Brazil — 7.4%
BRL	4,110	Brazil Letras do Tesouro Nacional, Zero Coupon, 01/01/15 (m)	1,537
		Brazil Notas do Tesouro Nacional Serie F,
BRL	3,700	10.000%, 01/01/15 (m)	1,525
BRL	9,090	10.000%, 01/01/17 (m)	3,538
BRL	5,800	10.000%, 01/01/21 (m)	2,079
BRL	4,311	10.000%, 01/01/23 (m)	1,502

			10,181

		Chile — 2.1%
CLP	66	Bonos de la Tesoreria de la Republica, 3.000%, 07/01/17 (m)	2,900

		Colombia — 2.0%
		Republic of Colombia,
COP	2,700,000	4.375%, 03/21/23 (m)	1,160
COP	1,405,000	7.750%, 04/14/21 (m)	756
COP	1,290,000	9.850%, 06/28/27 (m)	775

			2,691

		Ghana — 0.7%
	167	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana, 16.900%, 03/09/16; credit rating B), (a) (e) (i) (m)	129
	50	Standard Bank plc, CLN, 26.000%, 06/07/17 (linked to Government of Ghana, 26.000%, 06/07/17; credit rating B), (a) (e) (i) (m)	35
	1,606	Standard Chartered Bank, CLN, 21.000%, 10/28/15 (linked to Government of Ghana, 21.000%, 10/28/15; credit rating B) (e) (i) (m)	726

			890

		Hungary — 3.6%
		Republic of Hungary,
HUF	235,580	5.500%, 02/12/16 (m)	1,047
HUF	159,600	5.500%, 12/22/16 (m)	709
HUF	74,930	5.500%, 12/20/18 (m)	328
HUF	43,200	6.000%, 11/24/23 (m)	185
HUF	158,120	6.500%, 06/24/19 (m)	749
HUF	45,680	6.750%, 11/24/17 (m)	210
HUF	157,920	7.000%, 06/24/22 (m)	721
HUF	198,220	7.500%, 11/12/20 (m)	943

			4,892

		Indonesia — 7.6%
		Republic of Indonesia,
IDR	5,500,000	5.250%, 05/15/18 (m)	405
IDR	4,580,000	5.625%, 05/15/23 (m)	297
IDR	2,196,000	6.125%, 05/15/28 (m)	133
IDR	15,622,000	6.625%, 05/15/33 (m)	949
IDR	14,109,000	8.250%, 07/15/21 (m)	1,114
IDR	31,090,000	8.250%, 06/15/32 (m)	2,254
IDR	31,300,000	8.375%, 03/15/24 (m)	2,462
IDR	4,800,000	8.375%, 03/15/34 (m)	352
IDR	7,000,000	9.000%, 03/15/29 (m)	550
IDR	7,000,000	9.500%, 06/15/15 (m)	586
IDR	4,725,000	9.500%, 07/15/31 (m)	384
IDR	11,750,000	10.250%, 07/15/22 (m)	1,025

			10,511

		Kenya — 0.4%
	600	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya, 12.000%, 11/15/32; credit rating B) (i) (m)	530

		Malaysia — 4.2%
		Malaysia Government Bond,
MYR	3,100	3.172%, 07/15/16 (m)	924
MYR	2,600	3.480%, 03/15/23 (m)	730
MYR	7,600	3.492%, 03/31/20 (m)	2,197
MYR	2,000	3.844%, 04/15/33 (m)	538
MYR	5,110	3.892%, 03/15/27 (m)	1,435

			5,824

		Mexico — 6.4%
		United Mexican States,
MXN	2,755	4.000%, 11/15/40 (m)	206
MXN	8,420	6.500%, 06/10/21 (m)	640
MXN	10,200	7.750%, 12/14/17 (m)	836
MXN	37,600	7.750%, 11/13/42 (m)	2,814
MXN	1,557	8.000%, 06/11/20 (m)	129
MXN	9,050	8.500%, 11/18/38 (m)	734

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Foreign Government Securities — Continued
		Mexico — Continued
MXN	22,300	10.000%, 12/05/24 (m)	2,097
MXN	14,870	10.000%, 11/20/36 (m)	1,387

			8,843

		Nigeria — 3.9%
		Nigeria Government Bond,
NGN	300,208	10.000%, 07/23/30 (m)	1,389
NGN	138,000	16.390%, 01/27/22 (m)	955
		Nigeria Treasury Bills,
NGN	120,000	0.000%, 04/10/14 (m)	722
NGN	230,000	0.000%, 05/08/14 (m)	1,369
NGN	150,000	0.000%, 05/08/14 (m)	894

			5,329

		Peru — 1.8%
		Republic of Peru,
PEN	2,291	Reg. S, 6.900%, 08/12/37 (m)	748
PEN	4,095	Reg. S, 6.950%, 08/12/31 (m)	1,372
PEN	1,000	Reg. S, 7.840%, 08/12/20 (m)	393

			2,513

		Poland — 2.0%
		Poland Government Bond,
PLN	100	5.250%, 10/25/17 (m)	33
PLN	8,160	5.750%, 09/23/22 (m)	2,778

			2,811

		Romania — 1.3%
		Republic of Romania,
RON	750	5.750%, 04/29/20 (m)	231
RON	1,050	5.850%, 04/26/23 (m)	320
RON	4,030	5.900%, 07/26/17 (m)	1,271

			1,822

		Russia — 9.8%
		Russian Federation,
RUB	80,100	7.000%, 01/25/23 (m)	2,106
RUB	4,300	7.050%, 01/19/28 (m)	110
RUB	62,408	7.350%, 01/20/16 (m)	1,799
RUB	56,871	7.400%, 04/19/17 (m)	1,614
RUB	101,600	7.500%, 03/15/18 (m)	2,870
RUB	9,100	7.500%, 02/27/19 (m)	255
RUB	16,400	7.600%, 04/14/21 (m)	454
RUB	153,700	7.600%, 07/20/22 (m)	4,209

			13,417

		South Africa — 4.8%
		Republic of South Africa,
ZAR	10,000	6.250%, 03/31/36 (m)	641
ZAR	33,143	7.000%, 02/28/31 (m)	2,390
ZAR	7,300	7.750%, 02/28/23 (m)	614
ZAR	34,314	8.750%, 02/28/48 (m)	2,877
ZAR	1,000	10.500%, 12/21/26 (m)	100

			6,622

		Sri Lanka — 0.2%
LKR	41,742	Citigroup Funding Inc., CLN, 8.500%, 04/01/18 (linked to Republic of Sri Lanka, 8.500%, 04/01/18; credit rating B+) (i) (m)	320

		Thailand — 4.7%
		Thailand Government Bond,
THB	29,000	3.250%, 06/16/17 (m)	889
THB	22,600	3.580%, 12/17/27 (m)	630
THB	46,300	3.625%, 05/22/15 (m)	1,425
THB	33,250	3.625%, 06/16/23 (m)	982
THB	41,500	3.875%, 06/13/19 (m)	1,288
THB	23,645	Reg. S, 1.262%, 03/12/28 (m)	606
THB	21,261	Reg. S, 1.269%, 07/14/21 (m)	594

			6,414

		Turkey — 8.7%
		Republic of Turkey,
TRY	1,127	3.310%, 02/23/22 (m)	475
TRY	5,466	7.100%, 03/08/23 (m)	2,003
TRY	4,028	8.500%, 09/14/22 (m)	1,615
TRY	12,510	9.000%, 03/08/17 (m)	5,314
TRY	2,540	9.500%, 01/12/22 (m)	1,085
TRY	3,440	10.500%, 01/15/20 (m)	1,540

			12,032

		Total Foreign Government Securities (Cost $112,696)	98,542

NOTIONAL AMOUNT
	Option Purchased — 0.1%
		Foreign Exchange Currency Options — 0.1%
		United States — 0.1%
	2,970	SGD Put/USD Call, Expiring 05/08/14 @ 1.24 SGD to 1 USD, Vanilla, European Style (a) (Cost $43)	83

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 24.4%
	Investment Company — 24.4%
33,552	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $33,552)	33,552

	Total Investments — 96.6% (Cost $147,262)	132,934
	Other Assets in Excess of Liabilities — 3.4%	4,685

	NET ASSETS — 100.0%	$137,619

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,013,000	EUR
4,307,276	for PLN	Credit Suisse International	04/16/14	1,360	#	1,366	#	6 #
6,928,577	BRL	Credit Suisse International †	04/16/14	2,866		2,818		(48)
10,099,141	BRL	Goldman Sachs International †	04/16/14	4,165		4,109		(56)
3,646,850,003	COP	Royal Bank of Canada †	04/16/14	1,871		1,799		(72)
41,165,470	HUF	Goldman Sachs International	04/16/14	187		177		(10)
249,435,750	HUF	HSBC Bank, N.A.	04/16/14	1,127		1,072		(55)
367,342,411	HUF	State Street Corp.	04/16/14	1,660		1,579		(81)
47,025,006	HUF	Union Bank of Switzerland AG	04/16/14	207		202		(5)
71,027,271	HUF	Westpac Banking Corp.	04/16/14	324		305		(19)
178,804,692	INR	Barclays Bank plc †	03/19/14	2,867		2,831		(36)
3,067,678,895	KRW	HSBC Bank, N.A. †	03/19/14	2,890		2,826		(64)
37,694,999	MXN	HSBC Bank, N.A.	03/19/14	2,885		2,809		(76)
37,655,435	MXN	Union Bank of Switzerland AG	03/19/14	2,871		2,806		(65)
4,136,844	MXN	Credit Suisse International	04/16/14	314		308		(6)
51,009,843	MXN	TD Bank Financial Group	04/16/14	3,874		3,792		(82)
5,301,494	MXN	Union Bank of Switzerland AG	04/16/14	401		394		(7)
9,339,636	MYR	HSBC Bank, N.A. †	03/19/14	2,826		2,787		(39)
790,500	MYR	Credit Suisse International †	04/16/14	240		235		(5)
26,489,510	MYR	Union Bank of Switzerland AG †	04/16/14	8,016		7,892		(124)
1,508,792	PEN	Deutsche Bank AG †	04/16/14	531		528		(3)
127,206,732	PHP	BNP Paribas †	03/19/14	2,878		2,804		(74)
36,264,714	PHP	Credit Suisse International †	04/16/14	810		799		(11)
5,137,611	PLN	Barclays Bank plc	04/16/14	1,666		1,622		(44)
700,708	PLN	HSBC Bank, N.A.	04/16/14	229		221		(8)
30,355,834	PLN	State Street Corp.	04/16/14	9,852		9,586		(266)
96,854,481	RUB	Credit Suisse International †	03/19/14	2,779		2,730		(49)
13,237,598	RUB	Credit Suisse International †	04/16/14	379		370		(9)
3,674,269	SGD	BNP Paribas	03/19/14	2,900		2,878		(22)
202,333,051	THB	Credit Suisse International	04/16/14	6,047		6,106		59
18,316,459	THB	Union Bank of Switzerland AG	04/16/14	554		553		(1)
4,323,276	TRY	Credit Suisse International	04/16/14	1,847		1,874		27
6,404,010	TRY	Societe Generale	04/16/14	2,793		2,776		(17)
5,820,814	TRY	TD Bank Financial Group	04/16/14	2,636		2,524		(112)
2,609,112	ZAR	Credit Suisse International	04/16/14	242		232		(10)
4,200,965	ZAR	Goldman Sachs International	04/16/14	374		374		— (h)
63,203,058	ZAR	State Street Corp.	04/16/14	5,837		5,626		(211)
22,279,426	ZAR	Westpac Banking Corp.	04/16/14	1,968		1,984		16
				85,273		83,694		(1,579)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
8,339,500	BRL	Credit Suisse International †	04/16/14	3,405		3,392		13
3,072,142	CAD	Royal Bank of Canada	03/19/14	2,867		2,756		111
1,533,790,007	CLP	BNP Paribas †	03/19/14	2,872		2,748		124
1,540,666,461	CLP	Deutsche Bank AG †	03/19/14	2,804		2,760		44
1,470,694,714	CLP	Goldman Sachs International †	04/16/14	2,734		2,626		108
43,380,317	HUF	Westpac Banking Corp.	04/16/14	189		186		3

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
178,804,692	INR	BNP Paribas †	03/19/14	2,879	2,830	49
300,937,716	JPY	Barclays Bank plc	03/19/14	2,894	2,946	(52)
3,420,850	MXN	Credit Suisse International	04/16/14	256	255	1
9,339,636	MYR	HSBC Bank, N.A. †	03/19/14	2,900	2,787	113
2,469,764	PEN	Goldman Sachs International †	04/16/14	867	864	3
2,012,034	PLN	Westpac Banking Corp.	04/16/14	655	635	20
195,836,418	RUB	Credit Suisse International †	03/19/14	5,680	5,519	161
95,552,762	RUB	Deutsche Bank AG †	03/19/14	2,832	2,692	140
7,546,750	RUB	Credit Suisse International †	04/16/14	223	211	12
63,814,946	RUB	Deutsche Bank AG †	04/16/14	1,891	1,784	107
8,593,158	RUB	Union Bank of Switzerland AG †	04/16/14	254	240	14
12,731,607	RUB	Westpac Banking Corp. †	04/16/14	378	356	22
3,674,269	SGD	Credit Suisse International	03/19/14	2,940	2,878	62
94,190,071	THB	Societe Generale	03/19/14	2,896	2,847	49
47,947,989	THB	HSBC Bank, N.A.	04/16/14	1,445	1,447	(2)
8,291,490	THB	Westpac Banking Corp.	04/16/14	249	250	(1)
747,651	TRY	Barclays Bank plc	04/16/14	336	324	12
1,612,040	TRY	Credit Suisse International	04/16/14	693	699	(6)
796,302	TRY	Goldman Sachs International	04/16/14	357	345	12
6,449,464	TRY	Royal Bank of Scotland	04/16/14	2,820	2,796	24
3,237,321	TRY	Societe Generale	04/16/14	1,434	1,404	30
2,210,574	TRY	Union Bank of Switzerland AG	04/16/14	965	959	6
499,152	TRY	Westpac Banking Corp.	04/16/14	222	216	6
30,856,184	ZAR	Barclays Bank plc	03/19/14	2,825	2,759	66
15,613,438	ZAR	Societe Generale	04/16/14	1,417	1,390	27
2,476,934	ZAR	Westpac Banking Corp.	04/16/14	226	221	5
				55,405	54,122	1,283

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 01/31/14 of the currency being sold, and the value at 01/31/14 is the U.S. dollar market value of the currency being purchased.
†	Non-deliverable forward.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT		VALUE
Bank of America	Brazilian CDI at maturity	11.700% at maturity	01/04/16	BRL	6,800	(31)
Bank of America	Brazilian CDI at maturity	12.040% at maturity	01/02/17	BRL	5,050	(41)
Bank of America	Brazilian CDI at maturity	12.160% at maturity	01/02/17	BRL	8,500	(64)
Citibank N.A.	Brazilian CDI at maturity	10.335% at maturity	01/04/16	BRL	7,000	(95)
Citibank N.A.	3 month JIBAR quarterly	6.030% quarterly	03/15/18	ZAR	37,500	(244)
Citibank N.A.	6 month WIBOR semi-annually	3.660% annually	09/26/18	PLN	9,500	(34)
Citibank N.A.	3 month KLIBOR quarterly	4.295% quarterly	09/24/23	MYR	5,880	(92)
Citibank N.A.	6 month THBFIX semi-annually	3.870% semi-annually	09/26/23	THB	65,000	37
Deutsche Bank AG (London)	Brazilian CDI at maturity	10.460% at maturity	01/04/16	BRL	5,660	(65)
Deutsche Bank AG (London)	3 month JIBAR quarterly	7.865% quarterly	09/23/23	ZAR	21,000	(119)

						(748)

OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
SGD Put/USD Call, Vanilla, European style	$1.243	05/08/14	2,970	$(83)

(Premiums received of $84)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2014. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chile Peso
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LKR	—	Sri Lankan Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110
Aggregate gross unrealized depreciation	(14,438)

Net unrealized appreciation/depreciation	$(14,328)

Federal income tax cost of investments	$147,262

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Corporate Bonds	$—	$757	$—		$757
Foreign Government Securities	—	96,802	1,740		98,542
Short-Term Investment
Investment Company	33,552	—	—		33,552
Option Purchased	—	83	—		83

Total Investments in Securities	$33,552	$97,642	$1,740	*	$132,934

Liabilities
Options Written	$—	$(83)	$—		$(83)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,452	$—		$1,452
Interest Rate Swaps	—	37	—		37

Total Appreciation in Other Financial Instruments	$—	$1,489	$—		$1,489

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,748)	$—		$(1,748)
Interest Rate Swaps	—	(785)	—		(785)

Total Depreciation in Other Financial Instruments	$—	$(2,533)	$—		$(2,533)

*	Level 3 securities are valued by brokers and pricing services. At January 31, 2014, the value of these securities was approximately $1,740,000.The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 10/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/14
Investments in Securities
Foreign Government Securities	$1,860	$4	$55	$15	$—	$(194)	$—	$—	$1,740

Total	$1,860	$4	$55	$15	$—	$(194)	$—	$—	$1,740

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2014, which were valued using significant unobservable inputs (Level 3) amounted to $55.

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including interest rate swaps to manage credit, interest rate (e.g., duration, yield curve) within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 68.9%
		Canada — 4.3%
CAD	3,400	Government of Canada, 2.000%, 03/01/14 (m)	3,055

		Denmark — 2.6%
DKK	9,820	Kommunekredit, 4.000%, 01/01/16 (m)	1,898

		Germany — 11.9%
		Kreditanstalt fuer Wiederaufbau,
NOK	5,200	3.250%, 04/28/14 (m)	831
SEK	2,520	3.250%, 05/05/14 (m)	387
NOK	9,900	3.750%, 09/25/15 (m)	1,627
NOK	2,090	4.000%, 12/15/14 (m)	339
NOK	20,000	5.000%, 05/15/15 (m)	3,299
AUD	1,547	5.500%, 07/25/16 (m)	1,431
AUD	630	6.000%, 08/28/14 (m)	560

			8,474

		Indonesia — 6.5%
IDR	55,278,000	Republic of Indonesia, 9.500%, 06/15/15 (m)	4,630

		Mexico — 10.0%
		United Mexican States,
MXN	45,100	8.000%, 12/17/15 (m)	3,619
MXN	45,030	9.500%, 12/18/14 (m)	3,532

			7,151

		Norway — 4.0%
		Kommunalbanken A.S.,
NOK	3,500	3.500%, 09/11/15 (m)	572
AUD	730	5.100%, 02/24/15 (m)	649
AUD	1,100	6.000%, 10/21/14 (m)	984
AUD	700	6.000%, 03/16/15 (m)	632

			2,837

		Poland — 3.0%
PLN	6,500	Poland Government Bond, 5.500%, 04/25/15 (m)	2,126

		Russia — 3.6%
		Russian Federation,
RUB	49,000	7.000%, 06/03/15 (m)	1,401
RUB	43,500	7.600%, 07/20/22 (m)	1,191

			2,592

		South Africa — 3.2%
ZAR	22,990	Republic of South Africa, 13.500%, 09/15/15 (m)	2,256

		South Korea — 9.5%
AUD	1,600	Export-Import Bank of Korea, 5.000%, 07/27/15 (m)	1,427
KRW	5,726,000	Republic of Korea, 3.500%, 06/10/14 (m)	5,392

			6,819

		Sweden — 2.8%
SEK	12,000	Kommuninvest I Sverige AB, 4.000%, 08/12/17 (m)	1,975

		Thailand — 3.0%
		Kingdom of Thailand,
THB	44,700	3.650%, 12/17/21 (m)	1,339
THB	27,360	5.250%, 05/12/14 (m)	835

			2,174

		Turkey — 4.5%
		Republic of Turkey,
TRY	4,000	6.500%, 01/07/15 (m)	1,701
TRY	3,555	10.000%, 06/17/15 (m)	1,555

			3,256

		Total Foreign Government Securities (Cost $54,602)	49,243

	Supranational — 6.8%
AUD	1,450	EUROFIMA, 5.625%, 10/24/16 (m)	1,346
		European Investment Bank,
NOK	3,000	3.750%, 05/15/15 (m)	490
NOK	7,500	4.000%, 05/15/14 (m)	1,202
SEK	9,500	4.500%, 05/05/14 (m)	1,462
AUD	350	International Bank for Reconstruction & Development, 5.140%, 05/20/14 (m)	308

		Total Supranational (Cost $5,191)	4,808

SHARES
	Short-Term Investment — 2.3%
		Investment Company — 2.3%
	1,666	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,666)	1,666

		Total Investments — 78.0% (Cost $61,459)	55,717
		Other Assets in Excess of Liabilities — 22.0%	15,757

		NET ASSETS — 100.0%	$71,474

Percentages indicated are based on net assets.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,990,946	AED	HSBC Bank, N.A.	02/06/14	1,903	1,903	— (h)
14,756,882	ARS	Deutsche Bank AG †	02/07/14	2,122	1,829	(293)
1,979,610	ARS	HSBC Bank, N.A. †	02/07/14	284	245	(39)
12,207,165	ARS	Goldman Sachs International †	03/07/14	1,463	1,433	(30)
2,987,233	AUD	Citibank, N.A.	02/07/14	2,616	2,614	(2)
522,536	AUD	State Street Corp.	03/07/14	458	456	(2)
31,933,675	BRL	Deutsche Bank AG †	02/07/14	13,398	13,222	(176)
22,056,973	BRL	State Street Corp. †	03/07/14	9,007	9,068	61
2,525,882	CAD	BNP Paribas	02/07/14	2,310	2,268	(42)
305,816	CAD	Citibank, N.A.	02/07/14	285	275	(10)
3,679,194	CAD	Goldman Sachs International	02/07/14	3,456	3,303	(153)
3,240,495	CAD	Citibank, N.A.	03/07/14	2,895	2,907	12
1,009,283	CAD	State Street Corp.	03/07/14	901	906	5
2,436,539	CHF	Barclays Bank plc	02/07/14	2,735	2,688	(47)
1,344,516	CHF	Citibank, N.A.	03/07/14	1,490	1,483	(7)
910,800	CHF	Royal Bank of Canada	03/07/14	1,016	1,005	(11)
11,213,499	CNY	Citibank, N.A. †	02/07/14	1,836	1,844	8
1,408,042	CNY	Credit Suisse International †	02/07/14	230	231	1
4,334,855	CNY	Deutsche Bank AG †	02/07/14	710	713	3
1,222,736	CNY	Goldman Sachs International †	02/07/14	200	201	1
160,451,633	CNY	HSBC Bank, N.A. †	02/07/14	26,279	26,386	107
1,800,085	CNY	State Street Corp. †	02/07/14	295	296	1
114,993,538	CNY	HSBC Bank, N.A. †	03/07/14	18,841	18,827	(14)
3,598,372,075	COP	Deutsche Bank AG †	02/07/14	1,864	1,784	(80)
2,676,990,316	COP	State Street Corp. †	03/07/14	1,320	1,326	6
3,320,494	DKK	Barclays Bank plc	02/07/14	603	600	(3)
10,480,759	DKK	Citibank, N.A.	02/07/14	1,903	1,895	(8)
42,723,807,168	IDR	HSBC Bank, N.A. †	02/07/14	3,508	3,506	(2)
644,134,056	INR	Union Bank of Switzerland AG †	02/07/14	10,342	10,283	(59)
458,068,326	INR	HSBC Bank, N.A. †	03/07/14	7,244	7,272	28
4,279,934,291	KRW	HSBC Bank, N.A. †	02/07/14	3,955	3,978	23
27,872,918	MXN	Barclays Bank plc	02/07/14	2,102	2,084	(18)
73,287,968	MXN	Citibank, N.A.	02/07/14	5,461	5,478	17
10,725,874	MXN	Citibank, N.A.	03/07/14	797	800	3
34,304,250	MXN	State Street Corp.	03/07/14	2,549	2,559	10
14,600,000	NOK	BNP Paribas	02/07/14	2,368	2,325	(43)
47,699,289	NOK	Citibank, N.A.	02/07/14	7,599	7,598	(1)
5,692,726	NOK	Citibank, N.A.	03/07/14	906	906	— (h)
6,656,724	PLN	Citibank, N.A.	02/07/14	2,124	2,112	(12)
3,226,020	PLN	Deutsche Bank AG	02/07/14	1,053	1,023	(30)
5,694,712	PLN	State Street Corp.	03/07/14	1,819	1,803	(16)
25,848,885	RUB	Deutsche Bank AG †	02/07/14	777	735	(42)
17,455,666	RUB	Goldman Sachs International †	02/07/14	516	496	(20)
210,478,744	RUB	Union Bank of Switzerland AG †	02/07/14	6,374	5,981	(393)
151,266,721	RUB	State Street Corp. †	03/07/14	4,273	4,274	1
2,378,560	SAR	Citibank, N.A.	02/06/14	634	634	— (h)
31,294,648	SEK	Citibank, N.A.	02/07/14	4,784	4,777	(7)
6,250,068	SEK	Deutsche Bank AG	02/07/14	967	954	(13)
5,732,073	SEK	Citibank, N.A.	03/07/14	876	874	(2)
10,422,041	SEK	State Street Corp.	03/07/14	1,590	1,590	— (h)
33,076,938	THB	Barclays Bank plc	02/07/14	1,006	1,002	(4)
121,368,483	THB	Citibank, N.A.	02/07/14	3,678	3,676	(2)
45,814,418	THB	HSBC Bank, N.A.	03/07/14	1,381	1,386	5
3,267,875	TRY	Citibank, N.A.	02/07/14	1,445	1,444	(1)
2,022,832	TRY	Deutsche Bank AG	02/07/14	924	894	(30)
1,971,555	TRY	State Street Corp.	03/07/14	855	865	10

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
79,833,058	TWD	Deutsche Bank AG †	02/07/14	2,680	2,634	(46)
55,922,105	TWD	Deutsche Bank AG †	03/07/14	1,849	1,847	(2)
10,732,634	ZAR	Citibank, N.A.	02/07/14	952	966	14
5,636,691	ZAR	Deutsche Bank AG	02/07/14	519	507	(12)
				188,327	186,971	(1,356)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
833,155	AED	Credit Suisse International	02/06/14	227	227	— (h)
652,232	AED	HSBC Bank, N.A.	02/06/14	177	177	— (h)
201,487	AED	Union Bank of Switzerland AG	02/06/14	55	55	— (h)
717,087	AED	Deutsche Bank AG	03/06/14	195	195	— (h)
322,286	AED	HSBC Bank, N.A.	03/06/14	88	88	— (h)
3,471,553	ARS	Citibank, N.A. †	02/07/14	488	430	58
539,558	ARS	Credit Suisse International †	02/07/14	75	67	8
12,207,165	ARS	Goldman Sachs International †	02/07/14	1,502	1,514	(12)
518,216	ARS	HSBC Bank, N.A. †	02/07/14	72	64	8
754,704	ARS	Citibank, N.A. †	03/07/14	87	88	(1)
2,028,967	ARS	Goldman Sachs International †	03/07/14	206	238	(32)
776,970	AUD	Barclays Bank plc	02/07/14	682	679	3
1,123,898	AUD	Citibank, N.A.	02/07/14	984	983	1
172,116	AUD	Credit Suisse International	02/07/14	153	151	2
373,956	AUD	Deutsche Bank AG	02/07/14	330	327	3
203,672	AUD	State Street Corp.	02/07/14	182	178	4
336,621	AUD	Union Bank of Switzerland AG	02/07/14	296	295	1
2,380,439	AUD	Citibank, N.A.	03/07/14	2,071	2,079	(8)
833,052	AUD	Deutsche Bank AG	03/07/14	727	728	(1)
467,320	AUD	HSBC Bank, N.A.	03/07/14	407	408	(1)
3,724,305	BRL	Credit Suisse International †	02/07/14	1,570	1,542	28
928,307	BRL	Deutsche Bank AG †	02/07/14	388	384	4
2,749,699	BRL	HSBC Bank, N.A. †	02/07/14	1,153	1,139	14
22,056,973	BRL	State Street Corp. †	02/07/14	9,066	9,133	(67)
2,474,391	BRL	Union Bank of Switzerland AG †	02/07/14	1,039	1,024	15
1,579,042	BRL	Goldman Sachs International †	03/07/14	646	649	(3)
2,722,970	BRL	HSBC Bank, N.A. †	03/07/14	1,117	1,119	(2)
2,038,829	CAD	Barclays Bank plc	02/07/14	1,862	1,830	32
3,240,495	CAD	Citibank, N.A.	02/07/14	2,897	2,909	(12)
166,950	CAD	Credit Suisse International	02/07/14	154	150	4
395,773	CAD	Deutsche Bank AG	02/07/14	357	355	2
346,871	CAD	HSBC Bank, N.A.	02/07/14	316	312	4
230,239	CAD	State Street Corp.	02/07/14	217	207	10
91,735	CAD	Union Bank of Switzerland AG	02/07/14	82	82	— (h)
1,028,418	CAD	Deutsche Bank AG	03/07/14	924	923	1
513,904	CAD	HSBC Bank, N.A.	03/07/14	463	462	1
544,746	CHF	Barclays Bank plc	02/07/14	600	601	(1)
1,520,939	CHF	Citibank, N.A.	02/07/14	1,684	1,678	6
68,529	CHF	Deutsche Bank AG	02/07/14	75	75	— (h)
92,912	CHF	Goldman Sachs International	02/07/14	102	102	— (h)
143,699	CHF	HSBC Bank, N.A.	02/07/14	158	159	(1)
65,714	CHF	Union Bank of Switzerland AG	02/07/14	73	72	1
323,117	CHF	Deutsche Bank AG	03/07/14	359	356	3

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
114,350	CHF	HSBC Bank, N.A.	03/07/14	128	127	1
11,213,499	CNY	Citibank, N.A. †	02/07/14	1,838	1,844	(6)
1,408,042	CNY	Credit Suisse International †	02/07/14	230	231	(1)
4,334,855	CNY	Deutsche Bank AG †	02/07/14	710	713	(3)
1,222,736	CNY	Goldman Sachs International †	02/07/14	200	201	(1)
160,451,633	CNY	HSBC Bank, N.A. †	02/07/14	26,282	26,386	(104)
1,800,085	CNY	State Street Corp. †	02/07/14	295	296	(1)
9,722,284	CNY	Deutsche Bank AG †	03/07/14	1,592	1,592	— (h)
13,038,128	CNY	HSBC Bank, N.A. †	03/07/14	2,134	2,134	— (h)
2,000,046	CNY	Merrill Lynch International †	03/07/14	328	328	— (h)
625,069,083	COP	HSBC Bank, N.A. †	02/07/14	317	310	7
2,676,990,316	COP	State Street Corp. †	02/07/14	1,322	1,327	(5)
296,312,676	COP	Union Bank of Switzerland AG †	02/07/14	150	147	3
320,332,224	COP	Goldman Sachs International †	03/07/14	160	159	1
204,905,283	COP	HSBC Bank, N.A. †	03/07/14	102	102	— (h)
7,162,069	DKK	Citibank, N.A.	02/07/14	1,308	1,295	13
124,720	DKK	Goldman Sachs International	02/07/14	23	23	— (h)
6,514,464	DKK	State Street Corp.	02/07/14	1,203	1,178	25
10,480,759	DKK	Citibank, N.A.	03/07/14	1,902	1,894	8
4,282,932,765	IDR	Citibank, N.A. †	02/07/14	356	351	5
11,277,367,663	IDR	HSBC Bank, N.A. †	02/07/14	942	925	17
27,163,506,740	IDR	Union Bank of Switzerland AG †	02/07/14	2,219	2,230	(11)
2,333,397,430	IDR	Citibank, N.A. †	03/07/14	190	191	(1)
2,553,970,905	IDR	Deutsche Bank AG †	03/07/14	207	209	(2)
41,969,659,818	IDR	HSBC Bank, N.A. †	03/07/14	3,415	3,435	(20)
21,286,576	INR	Credit Suisse International †	02/07/14	342	339	3
494,423,914	INR	HSBC Bank, N.A. †	02/07/14	7,880	7,893	(13)
6,436,977	INR	State Street Corp. †	02/07/14	102	102	— (h)
121,986,589	INR	Union Bank of Switzerland AG †	02/07/14	1,976	1,948	28
28,641,057	INR	Deutsche Bank AG †	03/07/14	447	455	(8)
34,817,611	INR	HSBC Bank, N.A. †	03/07/14	551	553	(2)
25,629,602	INR	Union Bank of Switzerland AG †	03/07/14	405	407	(2)
477,054,091	KRW	Citibank, N.A. †	02/07/14	448	443	5
124,971,990	KRW	Deutsche Bank AG †	02/07/14	117	117	— (h)
473,817,279	KRW	HSBC Bank, N.A. †	02/07/14	442	440	2
3,204,090,931	KRW	Union Bank of Switzerland AG †	02/07/14	3,038	2,978	60
302,792,120	KRW	Deutsche Bank AG †	03/07/14	279	279	— (h)
4,555,354,748	KRW	HSBC Bank, N.A. †	03/07/14	4,203	4,200	3
101,176,195	KRW	Merrill Lynch International †	03/07/14	94	94	— (h)
253,152,319	KRW	Union Bank of Switzerland AG †	03/07/14	233	234	(1)
20,951,722	MXN	Barclays Bank plc	02/07/14	1,576	1,566	10
7,613,210	MXN	Citibank, N.A.	02/07/14	583	570	13
843,148	MXN	Credit Suisse International	02/07/14	64	63	1
2,885,599	MXN	Deutsche Bank AG	02/07/14	216	215	1
1,185,339	MXN	State Street Corp.	02/07/14	90	88	2
1,961,820	MXN	Union Bank of Switzerland AG	02/07/14	146	146	— (h)
65,720,048	MXN	Westpac Banking Corp.	02/07/14	5,007	4,913	94
73,287,968	MXN	Citibank, N.A.	03/07/14	5,447	5,467	(20)
8,996,690	MXN	Deutsche Bank AG	03/07/14	671	672	(1)
4,194,209	MXN	HSBC Bank, N.A.	03/07/14	311	313	(2)

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,138,333	NOK	Barclays Bank plc	02/07/14	509	500	9
289,493	NOK	Deutsche Bank AG	02/07/14	47	46	1
915,688	NOK	HSBC Bank, N.A.	02/07/14	148	146	2
57,620,558	NOK	State Street Corp.	02/07/14	9,469	9,177	292
335,215	NOK	Union Bank of Switzerland AG	02/07/14	55	54	1
47,699,289	NOK	Citibank, N.A.	03/07/14	7,590	7,591	(1)
2,511,056	NOK	Deutsche Bank AG	03/07/14	405	399	6
7,907,127	PLN	Barclays Bank plc	02/07/14	2,609	2,508	101
289,061	PLN	Deutsche Bank AG	02/07/14	94	92	2
869,024	PLN	Goldman Sachs International	02/07/14	283	276	7
304,018	PLN	HSBC Bank, N.A.	02/07/14	99	97	2
317,803	PLN	State Street Corp.	02/07/14	103	100	3
195,711	PLN	Union Bank of Switzerland AG	02/07/14	64	62	2
6,656,724	PLN	Citibank, N.A.	03/07/14	2,119	2,107	12
822,035	PLN	Deutsche Bank AG	03/07/14	265	261	4
344,457	PLN	HSBC Bank, N.A.	03/07/14	112	109	3
43,374,273	RUB	Credit Suisse International †	02/07/14	1,290	1,232	58
31,553,681	RUB	HSBC Bank, N.A. †	02/07/14	926	897	29
151,266,721	RUB	State Street Corp. †	02/07/14	4,295	4,298	(3)
27,588,620	RUB	Union Bank of Switzerland AG †	02/07/14	822	784	38
16,461,868	RUB	Goldman Sachs International †	03/07/14	471	466	5
25,963,512	RUB	HSBC Bank, N.A. †	03/07/14	743	734	9
6,073,428	RUB	Merrill Lynch International †	03/07/14	171	171	—	(h)
2,870,092	SAR	Barclays Bank plc	02/06/14	765	765	—	(h)
529,141	SAR	Deutsche Bank AG	02/06/14	141	141	—	(h)
481,500	SAR	HSBC Bank, N.A.	02/06/14	129	129	—	(h)
240,030	SAR	Union Bank of Switzerland AG	02/06/14	64	64	—	(h)
1,339,812	SAR	Deutsche Bank AG	03/06/14	357	357	—	(h)
628,321	SAR	HSBC Bank, N.A.	03/06/14	168	168	—	(h)
35,481,426	SEK	Barclays Bank plc	02/07/14	5,527	5,416	111
673,022	SEK	Credit Suisse International	02/07/14	102	102	—	(h)
1,096,482	SEK	Deutsche Bank AG	02/07/14	169	167	2
293,786	SEK	Union Bank of Switzerland AG	02/07/14	46	45	1
31,294,648	SEK	Citibank, N.A.	03/07/14	4,782	4,775	7
1,445,285	SEK	Deutsche Bank AG	03/07/14	223	220	3
564,642	SEK	HSBC Bank, N.A.	03/07/14	88	87	1
11,734,374	THB	Barclays Bank plc	02/07/14	357	355	2
142,711,047	THB	Westpac Banking Corp.	02/07/14	4,330	4,323	7
121,368,483	THB	Citibank, N.A.	03/07/14	3,646	3,671	(25)
6,177,613	THB	Deutsche Bank AG	03/07/14	186	186	—	(h)
2,900,991	THB	HSBC Bank, N.A.	03/07/14	88	88	—	(h)
1,056,462	TRY	Barclays Bank plc	02/07/14	474	467	7
422,405	TRY	Credit Suisse International	02/07/14	192	187	5
362,955	TRY	Deutsche Bank AG	02/07/14	160	160	—	(h)
717,549	TRY	HSBC Bank, N.A.	02/07/14	321	317	4
255,318	TRY	State Street Corp.	02/07/14	116	112	4
210,612	TRY	Union Bank of Switzerland AG	02/07/14	92	94	(2)
2,265,407	TRY	Westpac Banking Corp.	02/07/14	1,051	1,001	50
2,704,010	TRY	Citibank, N.A.	03/07/14	1,176	1,187	(11)
849,029	TRY	Deutsche Bank AG	03/07/14	369	372	(3)
424,345	TRY	HSBC Bank, N.A.	03/07/14	184	187	(3)

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,675,390	TWD	Credit Suisse International †	02/07/14	88	88	—	(h)
55,922,105	TWD	Deutsche Bank AG †	02/07/14	1,848	1,845	3
6,911,325	TWD	HSBC Bank, N.A. †	02/07/14	229	228	1
14,324,238	TWD	Union Bank of Switzerland AG †	02/07/14	476	473	3
3,386,951	TWD	Deutsche Bank AG †	03/07/14	112	112	—	(h)
4,404,620	TWD	HSBC Bank, N.A. †	03/07/14	145	145	—	(h)
3,129,706	TWD	Union Bank of Switzerland AG †	03/07/14	103	103	—	(h)
13,223,739	ZAR	Barclays Bank plc	02/07/14	1,237	1,190	47
556,114	ZAR	Citibank, N.A.	02/07/14	51	50	1
820,899	ZAR	Deutsche Bank AG	02/07/14	75	74	1
860,249	ZAR	HSBC Bank, N.A.	02/07/14	79	77	2
908,325	ZAR	Union Bank of Switzerland AG	02/07/14	82	81	1
10,732,634	ZAR	Citibank, N.A.	03/07/14	947	961	(14)
1,059,960	ZAR	Deutsche Bank AG	03/07/14	95	95	—	(h)
1,435,913	ZAR	HSBC Bank, N.A.	03/07/14	128	129	(1)
				180,214	179,258	956

†	Non-deliverable forward.

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AED	—	Arab Emirates Dirham
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan
COP	—	Colombian Peso
DKK	—	Danish Krone
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$711
Aggregate gross unrealized depreciation	(6,453)

Net unrealized appreciation/depreciation	$(5,742)

Federal income tax cost of investments	$61,459

JPMorgan Ex-G4 Currency Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,666	$54,051	$—	$55,717
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,680	$—	$1,680
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,080)	$—	$(2,080)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.5%
	United States — 4.5%
205,217	ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE7, Class A1B2, VAR, 0.458%, 11/25/35	190,870
247,958	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M2, VAR, 2.738%, 01/25/34	229,728
267,561	Countrywide Asset-Backed Certificates, Series 2004-6, Class M2, VAR, 0.808%, 10/25/34	252,424
419,818	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 1.358%, 11/25/34	371,490
329,588	Mastr Asset Backed Securities Trust, Series 2003-NC1, Class M5, VAR, 6.158%, 04/25/33	310,977
	Morgan Stanley ABS Capital I, Inc. Trust,
84,244	Series 2005-HE1, Class M3, VAR, 0.938%, 12/25/34	70,965
69,567	Series 2004-HE8, Class M3, VAR, 1.283%, 09/25/34	65,649
143,910	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.013%, 11/25/34	139,799
110,299	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M6, VAR, 2.038%, 10/25/34	100,381

	Total Asset-Backed Securities (Cost $1,710,905)	1,732,283

Collateralized Mortgage Obligations — 3.3%
	Non-Agency CMO — 3.3%
	United States — 3.3%
221,883	Alternative Loan Trust, Series 2005-11CB, Class 2A1, 5.500%, 06/25/35	208,225
240,969	CHL Mortgage Pass-Through Trust, Series 2004-9, Class A7, 5.250%, 06/25/34	248,407
395,616	MASTR Alternative Loan Trust, Series 2004-6, Class 8A1, 5.500%, 07/25/34	412,325
233,842	RALI Trust, Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	227,808
177,978	Residential Asset Securitization Trust, Series 2004-A3, Class A1, PAC, 4.500%, 06/25/34	182,326

	Total Collateralized Mortgage Obligations (Cost $1,258,061)	1,279,091

SHARES
Common Stocks — 21.2%
	Belgium — 0.4%
3,903	Ageas (m)	167,484

	Denmark — 0.5%
5	AP Moeller — Maersk A/S, Class B (m)	55,869
3,052	Novo Nordisk A/S, Class B (m)	120,813

		176,682

	France — 1.6%
1,305	Airbus Group N.V. (m)	92,453
4,466	AXA S.A. (m)	117,148
357	BNP Paribas S.A. (m)	27,562
3,102	Cap Gemini S.A. (m)	211,010
1,616	Sanofi (m)	157,982

		606,155

	Germany — 1.5%
330	Allianz SE (m)	54,859
1,820	Bayer AG (m)	239,523
672	Bayerische Motoren Werke AG (m)	72,948
2,242	Deutsche Post AG (m)	77,434
2,585	Deutsche Wohnen AG (m)	48,377
230	Muenchener Rueckversicherungs AG (m)	47,398
3,555	TAG Immobilien AG (m)	43,055

		583,594

	Ireland — 1.5%
39,130	Henderson Group plc (m)	140,955
5,891	Shire plc (m)	293,999
6,697	Smurfit Kappa Group plc (m)	156,812

		591,766

	Japan — 5.8%
12,000	Asahi Kasei Corp. (m)	90,804
3,500	Bridgestone Corp. (m)	125,658
900	Daito Trust Construction Co., Ltd. (m)	85,013
8,000	Haseko Corp. (a) (m)	59,549
3,000	Hitachi Ltd. (m)	22,870
500	Honda Motor Co., Ltd. (m)	18,742
5,000	Japan Tobacco, Inc. (m)	154,347
9,000	Mazda Motor Corp. (a) (m)	43,165
45,600	Mitsubishi UFJ Financial Group, Inc. (m)	274,137
90,600	Mizuho Financial Group, Inc. (m)	192,011
3,600	Nippon Telegraph & Telephone Corp. (m)	192,680
5,900	ORIX Corp. (m)	89,492
7,000	Sekisui House Ltd. (m)	96,547
5,700	Sumitomo Electric Industries Ltd. (m)	89,524
6,800	Sumitomo Mitsui Financial Group, Inc. (m)	315,018

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Japan –– Continued
34,000	Sumitomo Mitsui Trust Holdings, Inc. (m)	161,300
1,900	Tokio Marine Holdings, Inc. (m)	55,476
3,400	Toyota Motor Corp. (m)	194,547

		2,260,880

	Netherlands — 1.7%
17,637	Aegon N.V. (m)	153,734
14,527	ING Groep N.V., CVA (a) (m)	191,858
3,685	Nutreco N.V. (m)	164,274
5,687	Wolters Kluwer N.V. (m)	156,905

		666,771

	Norway — 0.9%
26,370	Grieg Seafood ASA (a) (m)	105,240
14,519	Marine Harvest ASA (m)	167,359
5,700	Salmar ASA (a) (m)	69,690

		342,289

	Singapore — 0.4%
57,000	First Real Estate Investment Trust (m)	46,413
140,000	Lippo Malls Indonesia Retail Trust (m)	44,670
59,000	Mapletree Logistics Trust (m)	46,261

		137,344

	Switzerland — 2.5%
3,850	Novartis AG (m)	304,307
1,232	Roche Holding AG (m)	338,018
1,983	Swiss Re AG (a) (m)	171,135
599	Zurich Insurance Group AG (a) (m)	173,675

		987,135

	United Kingdom — 4.4%
5,825	BAE Systems plc (m)	41,095
3,369	Berkeley Group Holdings plc (m)	142,964
23,062	BT Group plc (m)	145,223
22,166	GKN plc (m)	143,412
8,351	GlaxoSmithKline plc (m)	214,656
17,843	Jupiter Fund Management plc (m)	109,424
4,891	Lancashire Holdings Ltd. (m)	60,624
48,432	Legal & General Group plc (m)	171,049
22,612	Lloyds Banking Group plc (a) (m)	30,837
2,021	Next plc (m)	207,289
4,551	Prudential plc (m)	91,612
9,560	Reed Elsevier plc (m)	139,250
31,332	Vodafone Group plc (m)	116,108
5,096	WPP plc (m)	106,774

		1,720,317

	Total Common Stocks (Cost $7,305,929)	8,240,417

PRINCIPAL AMOUNT
Corporate Bonds — 15.9%
	Australia — 0.2%
	FMG Resources August 2006 Pty Ltd.,
50,000	6.875%, 04/01/22 (e)	54,000
5,000	7.000%, 11/01/15 (e)	5,202

		59,202

	Bahamas — 0.1%
15,000	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	16,125

	Bermuda — 0.0% (g)
10,000	Aircastle Ltd., 6.750%, 04/15/17	11,188

	Canada — 0.4%
9,000	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	9,427
10,000	Garda World Security Corp., 7.250%, 11/15/21 (e)	10,262
4,000	KGHM International Ltd., 7.750%, 06/15/19 (e)	4,240
14,000	Masonite International Corp., 8.250%, 04/15/21 (e)	15,330
5,000	MEG Energy Corp., 7.000%, 03/31/24 (e)	5,088
12,000	New Gold, Inc., 6.250%, 11/15/22 (e)	11,520
9,000	Norbord, Inc., 5.375%, 12/01/20 (e)	9,000
30,000	Precision Drilling Corp., 6.625%, 11/15/20	31,875
5,000	Quebecor Media, Inc., 5.750%, 01/15/23	4,863
4,000	Ultra Petroleum Corp., 5.750%, 12/15/18 (e)	4,140
	Valeant Pharmaceuticals International, Inc.,
25,000	5.625%, 12/01/21 (e)	25,875
4,000	6.750%, 08/15/18 (e)	4,385
4,000	7.500%, 07/15/21 (e)	4,455

		140,460

	Cayman Islands — 0.1%
	Seagate HDD Cayman,
12,000	4.750%, 06/01/23 (e)	11,490
15,000	6.875%, 05/01/20	16,162

		27,652

	Finland — 0.0% (g)
3,000	Nokia OYJ, 5.375%, 05/15/19	3,101

	France — 0.0% (g)
5,000	Lafarge S.A., 7.125%, 07/15/36	5,200

	Liberia — 0.0% (g)
15,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	15,187

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Luxembourg — 0.4%
	ArcelorMittal,
70,000	6.750%, 02/25/22	75,513
8,000	7.500%, 10/15/39	7,860
	Intelsat Jackson Holdings S.A.,
10,000	6.625%, 12/15/22 (e)	10,325
10,000	7.250%, 04/01/19	10,750
10,000	7.250%, 10/15/20	10,850
14,000	Intelsat Luxembourg S.A., 7.750%, 06/01/21 (e)	15,015
10,000	NII International Telecom S.C.A., 11.375%, 08/15/19 (e)	8,300
10,000	Stackpole International Intermediate/Stackpole International Powder, 7.750%, 10/15/21 (e)	10,425
7,000	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (e)	7,157

		156,195

	Netherlands — 0.0% (g)
11,000	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	14,070

	Singapore — 0.0% (g)
15,000	Flextronics International Ltd., 4.625%, 02/15/20	14,738

	Spain — 0.3%
100,000	Cemex Espana Luxembourg, 9.250%, 05/12/20 (e)	108,150

	United Kingdom — 0.1%
	Royal Bank of Scotland Group plc,
2,000	6.100%, 06/10/23	2,047
45,000	6.125%, 12/15/22	46,326

		48,373

	United States — 14.3%
	Access Midstream Partners LP/ACMP Finance Corp.,
12,000	5.875%, 04/15/21	12,720
30,000	6.125%, 07/15/22	31,950
15,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	12,150
5,000	Activision Blizzard, Inc., 5.625%, 09/15/21 (e)	5,175
	ADT Corp. (The),
2,000	3.500%, 07/15/22	1,725
15,000	4.125%, 06/15/23	13,198
10,000	6.250%, 10/15/21 (e)	10,339
	Advanced Micro Devices, Inc.,
3,000	7.500%, 08/15/22	2,895
2,000	7.750%, 08/01/20	1,990
45,000	AES Corp., 8.000%, 10/15/17	52,425
10,000	AK Steel Corp., 8.750%, 12/01/18	11,275
3,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	2,700
	Aleris International, Inc.,
2,000	7.625%, 02/15/18	2,105
12,000	7.875%, 11/01/20	12,660
	Alliant Techsystems, Inc.,
2,000	5.250%, 10/01/21 (e)	2,015
25,000	6.875%, 09/15/20	26,937
	Ally Financial, Inc.,
25,000	6.250%, 12/01/17	27,750
4,000	7.500%, 09/15/20	4,700
20,000	8.000%, 03/15/20	23,850
18,000	8.000%, 11/01/31	21,645
5,000	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	5,362
30,000	AMC Networks, Inc., 4.750%, 12/15/22	29,250
30,000	American International Group, Inc., VAR, 8.175%, 05/15/58	37,275
45,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	48,937
25,000	Amkor Technology, Inc., 6.625%, 06/01/21	26,125
10,000	Anixter, Inc., 5.625%, 05/01/19	10,450
5,000	Antero Resources Finance Corp., 5.375%, 11/01/21 (e)	5,037
11,000	ARAMARK Corp., 5.750%, 03/15/20 (e)	11,412
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
25,000	4.750%, 11/15/21	23,062
20,000	5.875%, 08/01/23	19,150
	Audatex North America, Inc.,
2,000	6.000%, 06/15/21 (e)	2,085
2,000	6.125%, 11/01/23 (e)	2,070
25,000	Avaya, Inc., 7.000%, 04/01/19 (e)	24,687
20,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	21,525
30,000	B/E Aerospace, Inc., 5.250%, 04/01/22	30,225
15,000	Ball Corp., 6.750%, 09/15/20	16,312
15,000	Bank of America Corp., 6.875%, 04/25/18	17,888
3,000	Bankrate, Inc., 6.125%, 08/15/18 (e)	3,142

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
20,000	Basic Energy Services, Inc., 7.750%, 10/15/22	20,950
15,000	Bill Barrett Corp., 7.000%, 10/15/22	15,637
	Biomet, Inc.,
13,000	6.500%, 08/01/20	13,861
5,000	6.500%, 10/01/20	5,188
6,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	6,202
10,000	Boise Cascade Co., 6.375%, 11/01/20	10,425
	Building Materials Corp. of America,
5,000	6.750%, 05/01/21 (e)	5,369
12,000	7.500%, 03/15/20 (e)	12,900
27,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	29,430
15,000	Burger King Corp., 9.875%, 10/15/18	16,500
45,000	Cablevision Systems Corp., 8.000%, 04/15/20	50,512
6,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	6,225
	Calpine Corp.,
8,000	6.000%, 01/15/22 (e)	8,280
27,000	7.875%, 01/15/23 (e)	29,767
5,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 01/15/22	5,287
	CCO Holdings LLC/CCO Holdings Capital Corp.,
10,000	5.750%, 09/01/23 (e)	9,725
20,000	6.500%, 04/30/21	20,900
20,000	6.625%, 01/31/22	20,900
10,000	8.125%, 04/30/20	10,875
10,000	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	10,975
15,000	Celanese US Holdings LLC, 4.625%, 11/15/22	14,512
15,000	CF Industries, Inc., 7.125%, 05/01/20	17,850
30,000	Chesapeake Energy Corp., 6.125%, 02/15/21	32,325
10,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	10,500
	CHS/Community Health Systems, Inc.,
5,000	5.125%, 08/15/18	5,281
5,000	5.125%, 08/01/21 (e)	5,031
15,000	6.875%, 02/01/22 (e)	15,375
8,000	7.125%, 07/15/20	8,520
33,000	Cinemark USA, Inc., 5.125%, 12/15/22	32,134
	CIT Group, Inc.,
45,000	5.000%, 08/15/22	44,775
15,000	5.375%, 05/15/20	15,881
	Claire’s Stores, Inc.,
9,000	6.125%, 03/15/20 (e)	8,460
11,000	7.750%, 06/01/20 (e)	9,405
22,000	8.875%, 03/15/19	21,340
26,000	9.000%, 03/15/19 (e)	27,235
45,000	Clear Channel Communications, Inc., 9.000%, 12/15/19	45,900
	Clear Channel Worldwide Holdings, Inc.,
5,000	6.500%, 11/15/22	5,112
5,000	6.500%, 11/15/22	5,138
5,000	Series A, 7.625%, 03/15/20	5,250
10,000	Series B, 7.625%, 03/15/20	10,550
15,000	Clearwater Paper Corp., 7.125%, 11/01/18	16,050
10,000	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	13,400
19,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	17,717
30,000	Commercial Metals Co., 4.875%, 05/15/23	28,200
25,000	Comstock Resources, Inc., 7.750%, 04/01/19	26,625
	Concho Resources, Inc.,
50,000	6.500%, 01/15/22	53,875
40,000	7.000%, 01/15/21	43,800
	CONSOL Energy, Inc.,
15,000	6.375%, 03/01/21	15,600
30,000	8.250%, 04/01/20	32,513
60,000	Constellation Brands, Inc., 6.000%, 05/01/22	65,400
28,835	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	31,214
42,991	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	48,580
45,000	Covanta Holding Corp., 6.375%, 10/01/22	46,463
9,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22 (e)	9,180
8,000	Cricket Communications, Inc., 7.750%, 10/15/20	9,080
30,000	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	32,400

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
13,000	Crown Castle International Corp., 5.250%, 01/15/23	12,886
5,000	Darling International, Inc., 5.375%, 01/15/22 (e)	5,038
	DaVita HealthCare Partners, Inc.,
13,000	6.375%, 11/01/18	13,650
30,000	6.625%, 11/01/20	32,175
5,000	Dean Foods Co., 7.000%, 06/01/16	5,525
25,000	Delphi Corp., 6.125%, 05/15/21	27,563
25,000	Deluxe Corp., 7.000%, 03/15/19	26,781
13,000	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	12,984
5,000	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	5,263
15,000	DigitalGlobe, Inc., 5.250%, 02/01/21 (e)	14,738
	DISH DBS Corp.,
20,000	5.875%, 07/15/22	20,025
30,000	6.750%, 06/01/21	32,025
5,000	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	5,313
4,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	4,150
4,000	Dycom Investments, Inc., 7.125%, 01/15/21	4,310
9,000	Dynegy, Inc., 5.875%, 06/01/23 (e)	8,460
10,000	E*TRADE Financial Corp., 6.375%, 11/15/19	10,750
27,000	Embarq Corp., 7.995%, 06/01/36	28,032
10,000	Endo Health Solutions, Inc., 7.000%, 07/15/19	10,650
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
18,000	10.000%, 12/01/20	19,035
7,000	12.250%, 03/01/22 (e)	8,111
60,000	Energy Transfer Equity LP, 7.500%, 10/15/20	67,575
8,000	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (e)	8,300
13,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	14,950
	EP Energy LLC/Everest Acquisition Finance, Inc.,
4,000	6.875%, 05/01/19	4,305
2,000	7.750%, 09/01/22	2,210
3,266	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	3,380
30,000	Equinix, Inc., 7.000%, 07/15/21	32,963
25,000	Felcor Lodging LP, 6.750%, 06/01/19	26,875
25,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	25,750
	First Data Corp.,
5,000	6.750%, 11/01/20 (e)	5,262
14,000	7.375%, 06/15/19 (e)	14,945
20,000	8.250%, 01/15/21 (e)	21,200
11,000	11.750%, 08/15/21 (e)	11,303
10,000	12.625%, 01/15/21	11,650
10,000	PIK, 10.000%, 01/15/22 (e)	10,650
11,250	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	10,406
	Freescale Semiconductor, Inc.,
5,000	5.000%, 05/15/21 (e)	4,963
2,000	6.000%, 01/15/22 (e)	2,080
	Fresenius Medical Care U.S. Finance, Inc.,
5,000	5.750%, 02/15/21 (e)	5,313
25,000	6.500%, 09/15/18 (e)	28,156
20,000	Frontier Communications Corp., 8.500%, 04/15/20	22,400
5,000	Gannett Co., Inc., 6.375%, 10/15/23 (e)	5,125
	Genesis Energy LP/Genesis Energy Finance Corp.,
50,000	5.750%, 02/15/21	50,750
16,000	7.875%, 12/15/18	17,280
	GenOn Energy, Inc.,
40,000	7.875%, 06/15/17	41,800
3,000	9.875%, 10/15/20	3,165
10,000	Goodman Networks, Inc., 12.125%, 07/01/18	10,600
5,000	Gray Television, Inc., 7.500%, 10/01/20	5,338
25,000	Greif, Inc., 6.750%, 02/01/17	27,656
5,000	Gymboree Corp. (The), 9.125%, 12/01/18	4,450
	Halcon Resources Corp.,
8,000	9.250%, 02/15/22 (e)	8,060
2,000	9.750%, 07/15/20 (e)	2,073
15,000	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	16,275
	Harland Escrow Corp.,
5,000	6.875%, 03/01/20 (e)	5,019
5,000	9.250%, 03/01/21 (e)	4,975
30,000	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	34,875
20,000	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	19,550
5,000	HCA Holdings, Inc., 6.250%, 02/15/21	5,325

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
	HCA, Inc.,
5,000	4.750%, 05/01/23	4,894
5,000	5.875%, 05/01/23	5,094
50,000	6.500%, 02/15/20	55,125
12,000	7.500%, 02/15/22	13,545
5,000	8.000%, 10/01/18	5,925
	HD Supply, Inc.,
10,000	7.500%, 07/15/20	10,675
10,000	8.125%, 04/15/19	11,119
4,000	Headwaters, Inc., 7.250%, 01/15/19 (e)	4,100
12,000	Hecla Mining Co., 6.875%, 05/01/21	11,520
15,000	Hertz Corp. (The), 7.375%, 01/15/21	16,313
24,000	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	25,680
25,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	27,063
5,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	5,175
25,000	Hologic, Inc., 6.250%, 08/01/20	26,094
20,000	Huntsman International LLC, 4.875%, 11/15/20	19,700
5,000	Ingles Markets, Inc., 5.750%, 06/15/23	4,888
46,000	International Lease Finance Corp., 8.250%, 12/15/20	54,189
10,000	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	10,500
5,000	iStar Financial, Inc., 4.875%, 07/01/18	5,025
10,000	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21 (e)	10,400
5,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	5,025
	K. Hovnanian Enterprises, Inc.,
2,000	7.000%, 01/15/19 (e)	2,030
2,000	7.250%, 10/15/20 (e)	2,165
5,000	11.875%, 10/15/15	5,750
15,000	Key Energy Services, Inc., 6.750%, 03/01/21	15,413
10,000	L Brands, Inc., 5.625%, 02/15/22	10,150
30,000	Lamar Media Corp., 5.875%, 02/01/22	31,200
25,000	Lear Corp., 8.125%, 03/15/20	27,375
	Lennar Corp.,
5,000	6.950%, 06/01/18	5,600
5,000	12.250%, 06/01/17	6,475
40,000	Level 3 Communications, Inc., 11.875%, 02/01/19	46,000
	Level 3 Financing, Inc.,
4,000	6.125%, 01/15/21 (e)	4,090
6,000	7.000%, 06/01/20	6,375
35,000	8.125%, 07/01/19	38,413
5,000	VAR, 3.846%, 01/15/18 (e)	5,075
60,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	64,500
2,000	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	1,960
5,000	LifePoint Hospitals, Inc., 5.500%, 12/01/21 (e)	5,088
5,000	LSB Industries, Inc., 7.750%, 08/01/19 (e)	5,300
5,000	M/I Homes, Inc., 8.625%, 11/15/18	5,425
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
18,000	4.500%, 07/15/23	16,965
12,000	6.500%, 08/15/21	12,900
15,000	6.750%, 11/01/20	16,313
38,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	39,330
4,000	Masco Corp., 5.950%, 03/15/22	4,250
3,000	MasTec, Inc., 4.875%, 03/15/23	2,828
10,000	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.750%, 12/15/18 (e)	10,050
2,000	Meritage Homes Corp., 7.150%, 04/15/20	2,185
	MetroPCS Wireless, Inc.,
10,000	6.250%, 04/01/21 (e)	10,388
14,000	6.625%, 11/15/20	14,805
	MGM Resorts International,
2,000	8.625%, 02/01/19	2,355
45,000	11.375%, 03/01/18	57,825
10,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	10,613
25,000	MultiPlan, Inc., 9.875%, 09/01/18 (e)	27,125
4,000	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	3,990
2,000	Mustang Merger Corp., 8.500%, 08/15/21 (e)	2,180
3,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	3,180
12,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	11,130

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
11,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	11,784
5,000	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.625%, 03/15/20 (e)	5,263
	New Albertsons, Inc.,
2,000	6.625%, 06/01/28	1,405
8,000	7.450%, 08/01/29	6,420
6,000	7.750%, 06/15/26	4,860
9,000	8.000%, 05/01/31	7,402
1,000	8.700%, 05/01/30	855
	Newfield Exploration Co.,
50,000	5.625%, 07/01/24	50,000
10,000	5.750%, 01/30/22	10,325
5,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	5,338
15,000	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	16,125
30,000	NII Capital Corp., 7.625%, 04/01/21	12,675
6,000	Nortek, Inc., 8.500%, 04/15/21	6,630
	NRG Energy, Inc.,
11,000	6.625%, 03/15/23	11,234
13,000	7.875%, 05/15/21	14,202
30,000	8.250%, 09/01/20	32,775
5,000	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	5,300
20,000	Olin Corp., 5.500%, 08/15/22	20,250
30,000	Omnicare, Inc., 7.750%, 06/01/20	32,925
5,000	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	5,338
	Parker Drilling Co.,
6,000	6.750%, 07/15/22 (e)	6,135
6,000	7.500%, 08/01/20 (e)	6,300
17,000	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 9.500%, 08/15/19 (e)	17,510
25,000	Peabody Energy Corp., 6.250%, 11/15/21	25,250
20,000	Pilgrim’s Pride Corp., 7.875%, 12/15/18	21,675
	PolyOne Corp.,
10,000	5.250%, 03/15/23	9,750
25,000	7.375%, 09/15/20	27,500
2,000	Post Holdings, Inc., 6.750%, 12/01/21 (e)	2,095
5,000	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	5,000
5,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	4,938
15,000	PVH Corp., 4.500%, 12/15/22	14,138
	QEP Resources, Inc.,
65,000	5.375%, 10/01/22	62,888
10,000	6.875%, 03/01/21	10,775
5,000	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	5,425
	Qwest Capital Funding, Inc.,
7,000	6.875%, 07/15/28	6,475
11,000	7.750%, 02/15/31	10,642
	R.R. Donnelley & Sons Co.,
5,000	6.500%, 11/15/23	5,025
25,000	7.625%, 06/15/20	27,656
12,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	12,600
	Range Resources Corp.,
20,000	5.000%, 03/15/23	19,775
10,000	6.750%, 08/01/20	10,825
5,000	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	5,063
20,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	19,500
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	110,000
	Rite Aid Corp.,
5,000	6.750%, 06/15/21	5,275
10,000	9.250%, 03/15/20	11,413
7,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	7,105
5,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	5,612
	Rosetta Resources, Inc.,
50,000	5.625%, 05/01/21	49,875
8,000	5.875%, 06/01/22	7,940
5,000	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	5,212
25,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	25,375
20,000	Samson Investment Co., 10.500%, 02/15/20 (e)	22,000
16,000	SemGroup Corp., 7.500%, 06/15/21 (e)	17,040
10,000	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	10,750
	Service Corp. International,
20,000	7.000%, 06/15/17	22,550

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
10,000	8.000%, 11/15/21	11,475
25,000	SESI LLC, 7.125%, 12/15/21	27,562
5,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	5,450
	Sinclair Television Group, Inc.,
5,000	6.125%, 10/01/22	5,050
5,000	6.375%, 11/01/21	5,175
4,000	Sirius XM Holdings, Inc., 5.750%, 08/01/21 (e)	3,995
7,000	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	6,615
	SM Energy Co.,
8,000	5.000%, 01/15/24 (e)	7,520
40,000	6.625%, 02/15/19	42,300
	Smithfield Foods, Inc.,
10,000	5.250%, 08/01/18 (e)	10,412
7,000	7.750%, 07/01/17	8,094
	Sprint Capital Corp.,
77,000	6.900%, 05/01/19	83,160
18,000	8.750%, 03/15/32	19,485
	Sprint Corp.,
6,000	7.125%, 06/15/24 (e)	6,030
4,000	7.250%, 09/15/21 (e)	4,310
6,000	7.875%, 09/15/23 (e)	6,405
30,000	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	30,862
30,000	Steel Dynamics, Inc., 7.625%, 03/15/20	32,475
50,000	Stone Energy Corp., 7.500%, 11/15/22	52,750
11,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21 (e)	11,715
15,000	SUPERVALU, Inc., 8.000%, 05/01/16	16,537
18,000	Swift Energy Co., 7.875%, 03/01/22	18,360
20,000	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	20,550
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 02/01/21	26,687
9,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	9,855
	Tenet Healthcare Corp.,
3,000	4.500%, 04/01/21	2,906
5,000	4.750%, 06/01/20	4,988
4,000	6.000%, 10/01/20 (e)	4,210
5,000	6.250%, 11/01/18	5,525
5,000	8.000%, 08/01/20	5,462
5,000	8.125%, 04/01/22	5,456
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
13,000	5.875%, 10/01/20	13,325
25,000	6.125%, 10/15/21	25,687
5,000	Time Warner Cable, Inc., 6.750%, 07/01/18	5,650
	T-Mobile USA, Inc.,
3,000	5.250%, 09/01/18 (e)	3,165
7,000	6.125%, 01/15/22	7,158
2,000	6.464%, 04/28/19	2,105
4,000	6.500%, 01/15/24	4,085
5,000	6.633%, 04/28/21	5,262
5,000	6.731%, 04/28/22	5,250
15,000	6.836%, 04/28/23	15,656
10,000	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	10,925
25,000	TransDigm, Inc., 7.750%, 12/15/18	26,750
10,000	Tutor Perini Corp., 7.625%, 11/01/18	10,675
12,000	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	11,760
5,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	5,250
20,000	Unit Corp., 6.625%, 05/15/21	21,000
	United Rentals North America, Inc.,
30,000	6.125%, 06/15/23	31,125
15,000	9.250%, 12/15/19	16,500
	Univision Communications, Inc.,
19,000	6.750%, 09/15/22 (e)	20,853
16,000	6.875%, 05/15/19 (e)	17,160
5,000	8.500%, 05/15/21 (e)	5,487
	USG Corp.,
7,000	5.875%, 11/01/21 (e)	7,368
65,000	6.300%, 11/15/16	69,712
	Valeant Pharmaceuticals International, Inc.,
20,000	6.375%, 10/15/20 (e)	21,350
5,000	7.000%, 10/01/20 (e)	5,387
8,000	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	8,460
10,000	Victor Technologies Group, Inc., 9.000%, 12/15/17	10,720
15,000	Vulcan Materials Co., 7.500%, 06/15/21	17,325
10,000	VWR Funding, Inc., 7.250%, 09/15/17	10,650
30,000	W&T Offshore, Inc., 8.500%, 06/15/19	32,100

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		United States — Continued
	7,000	Walter Investment Management Corp., 7.875%, 12/15/21 (e)	7,087
	7,000	WCI Communities, Inc., 6.875%, 08/15/21 (e)	7,000
	9,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	9,202
	10,000	Whiting Petroleum Corp., 5.000%, 03/15/19	10,275
	21,000	William Carter Co. (The), 5.250%, 08/15/21 (e)	21,262
		Windstream Corp.,
	10,000	7.750%, 10/15/20	10,600
	30,000	7.875%, 11/01/17	34,275
	5,000	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	5,175
		WPX Energy, Inc.,
	10,000	5.250%, 01/15/17	10,725
	25,000	6.000%, 01/15/22	24,875
		Zayo Group LLC/Zayo Capital, Inc.,
	25,000	8.125%, 01/01/20	27,625
	5,000	10.125%, 07/01/20	5,787

			5,549,395

		Total Corporate Bonds (Cost $6,046,649)	6,169,036

SHARES
	Exchange Traded Fund — 4.6%
		United States — 4.6%
	46,895	iShares MSCI Emerging Markets ETF (Cost $1,928,153)	1,790,920

PRINCIPAL AMOUNT
	Foreign Government Securities — 13.6%
		Finland — 1.7%
EUR	455,000	Finland Government Bond, 2.750%, 07/04/28 (e) (m)	643,421

		Germany — 10.5%
		Bundesrepublik Deutschland,
EUR	655,000	2.250%, 09/04/21 (m)	953,276
EUR	2,020,000	3.500%, 07/04/19 (m)	3,132,485

			4,085,761

		Italy — 1.4%
EUR	362,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/22 (m)	560,404

		Total Foreign Government Securities (Cost $5,177,580)	5,289,586

SHARES
	Investment Company — 6.3%
	240,698	JPMorgan Floating Rate Income Fund, Select Class Shares (b) (Cost $2,424,846)	2,435,867

PRINCIPAL AMOUNT
	Loan Assignments — 0.5%
		United States — 0.5%
	14,850	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	14,976
		Altice Financing S.A., Term Loan,
	3,221	VAR, 5.500%, 07/02/19 ^	3,278
	837	VAR, 5.500%, 07/02/19 ^	851
	507	VAR, 5.500%, 07/02/19	516
	435	VAR, 5.500%, 07/02/19 ^	443
		Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
	1,952	VAR, 4.250%, 10/01/19	1,967
	1,414	VAR, 4.250%, 10/01/19	1,425
	731	VAR, 4.250%, 10/01/19	737
	188	VAR, 4.250%, 10/01/19	190
	188	VAR, 4.250%, 10/01/19	190
	164	VAR, 4.250%, 10/01/19	165
	151	VAR, 4.250%, 10/01/19	152
	29,940	Caesars Entertainment Operating Co., Inc., (FKA Harrahs), Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	28,767
	6,965	Cricket Communications, Inc., (Leap Wireless International), Term Loan C, VAR, 4.750%, 03/08/20	6,971
	5,985	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	5,954
	5,865	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	5,913
	49,274	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	49,859
	5,000	Fieldwood Energy LLC, Closing Date Loan, 2nd Lien, VAR, 8.375%, 09/30/20	5,134

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Loan Assignments — Continued
		United States — Continued
		Gymboree Corp. (The), Initial Term Loan (A & R),
	616	VAR, 5.000%, 02/23/18	557
	23,069	VAR, 5.000%, 02/23/18	20,865
		Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
	34,824	VAR, 3.250%, 04/29/20	34,863
	88	VAR, 3.250%, 04/29/20	88
	5,000	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,104
	10,634	RP Crown Parent, LLC, 1st Lien Term Loan, VAR, 6.000%, 12/21/18	10,733
	7,756	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	7,793
		Tronox Ltd., Term Loan,
	923	VAR, 4.500%, 03/19/20	933
	1,067	VAR, 4.500%, 03/19/20	1,078

		Total Loan Assignments (Cost 207,275)	209,502

	NUMBER OF CONTRACTS
	Option Purchased — 0.4%
		Call Options Purchased — 0.4%
EUR	80	Euro STOXX 50 Index, Expiring on 03/21/14 at 3,075.00 EUR, European Style (a)	59,990
	28	E-mini S&P 500, Expiring on 03/22/14 at 1,800.00, European style (a)	76,440

		Total Options Purchased (Cost $233,049)	136,430

	PRINCIPAL AMOUNT
	Preferred Securities — 0.1% (x)
		United States — 0.1%
	30,000	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	33,190
	5,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	4,775

		Total Preferred Securities (Cost $30,895)	37,965

	SHARES
	Preferred Stocks — 0.3%
		Cayman Islands — 0.0% (g)
	10	XLIT Ltd., Series D, VAR, 3.359%, 03/03/14 (a) @	8,481

		Germany — 0.2%
	359	Volkswagen AG (m)	90,601

		United States — 0.1%
	17	Ally Financial, Inc., Series G, 7.000%, 02/03/14 (e) @	16,538
	725	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 (a)	19,851

			36,389

		Total Preferred Stocks (Cost $126,960)	135,471

	PRINCIPAL AMOUNT
	U.S. Treasury Obligation — 1.9%
	745,000	U.S. Treasury Notes, 0.138%, 01/31/15 (k) (Cost $745,838)	745,757

	SHARES
	Short-Term Investment — 26.0%
		Investment Company — 26.0%
	10,086,732	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $10,086,732)	10,086,732

		Total Investments — 98.6% (Cost $37,282,872)	38,289,057
		Other Assets in Excess of Liabilities — 1.4%	552,038

		NET ASSETS — 100.0%	$38,841,095

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	13.8%
Investment Company	6.4
Exchange Traded Fund	4.7
Pharmaceuticals	4.6
Asset-Backed Securities	4.5
Insurance	3.7
Non-Agency CMO	3.3
Oil, Gas & Consumable Fuels	3.3
Commercial Banks	2.9
Media	2.2
Diversified Telecommunication Services	2.0
U.S. Treasury Notes	1.9
Food Products	1.8
Automobiles	1.1
Diversified Financial Services	1.1
Others (each less than 1.0%)	16.4
Short-Term Investments	26.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
25	10 Year U.S. Treasury Note	03/20/14	3,143,750	8,933
33	E-mini Russell 2000	03/21/14	3,723,390	53,529
76	E-mini S&P 500	03/21/14	6,751,080	(28,862)
	Short Futures Outstanding
(7)	Euro Bund	03/06/14	(1,358,357)	(25,367)
(3)	Euro-Bobl	03/06/14	(512,762)	(5,619)
(13)	10 Year U.S. Treasury Note	03/20/14	(1,634,750)	(5,745)
(30)	Dow Jones Euro STOXX 50 Index	03/21/14	(1,221,113)	(30,342)
(6)	Mini MSCI Emerging Markets Index	03/21/14	(545,340)	84
(53)	5 Year U.S. Treasury Note	03/31/14	(6,393,125)	11,923

				(21,466)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,351	EUR	Goldman Sachs International	03/25/14	11,498	11,264	(234)
110,160	EUR	HSBC Bank, N.A.	03/25/14	150,559	148,575	(1,984)
11,229	EUR	Westpac Banking Corp.	03/25/14	15,482	15,144	(338)
42,228,631	JPY	Morgan Stanley	02/28/14	413,782	413,359	(423)
				591,321	588,342	(2,979)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
55,611	CHF	Royal Bank of Canada	02/28/14	61,586	61,348	238
91,211	EUR	Societe Generale	02/28/14	124,349	123,017	1,332
16,352	EUR	BNP Paribas	03/25/14	22,104	22,054	50
46,080	EUR	Credit Suisse International	03/25/14	62,676	62,150	526
858,776	EUR	Goldman Sachs International	03/25/14	1,174,678	1,158,250	16,428
11,677	EUR	State Street Corp.	03/25/14	15,972	15,749	223
3,077,235	EUR	TD Bank Financial Group	03/25/14	4,225,471	4,150,336	75,135
89,238	EUR	Union Bank of Switzerland AG	03/25/14	121,921	120,357	1,564
77,588,589	JPY	Societe Generale	02/28/14	744,027	759,484	(15,457)
765,153	NOK	Westpac Banking Corp.	02/28/14	124,865	121,789	3,076
				6,677,649	6,594,534	83,115

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
ETF	—	Exchange Traded Fund
EUR	—	Euro
GMAC	—	General Motors Acceptance Corp.
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2014.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker ascollateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2014.
^	—	All or a portion of the security is unsettled as of January 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as ofJanuary 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $8,331,018 and 21.8%, respectively.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	1,306,647
Aggregate gross unrealized depreciation	(300,462)

Net unrealized appreciation/depreciation	1,006,185

Federal income tax cost of investments	37,282,872

A. Valuation of Investments — Equity securities, including investments in Exchange Traded Funds (“ETFs”), listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in J.P. Morgan Funds are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at January 31, 2014.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$—	$1,732,283	$1,732,283
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	1,279,091	—	1,279,091
Common Stocks
Belgium	—	167,484	—	167,484
Denmark	—	176,682	—	176,682
France	—	606,155	—	606,155
Germany	—	583,594	—	583,594
Ireland	—	591,766	—	591,766
Japan	—	2,260,880	—	2,260,880
Netherlands	—	666,771	—	666,771
Norway	—	342,289	—	342,289
Singapore	—	137,344	—	137,344
Switzerland	—	987,135	—	987,135
United Kingdom	—	1,720,317	—	1,720,317

Total Common Stocks	$—	$8,240,417	$—	$8,240,417

Corporate Bonds
Australia	—	59,202	—	59,202
Bahamas	—	16,125	—	16,125
Bermuda	—	11,188	—	11,188
Canada	—	140,460	—	140,460
Cayman Islands	—	27,652	—	27,652
Finland	—	3,101	—	3,101
France	—	5,200	—	5,200
Liberia	—	15,187	—	15,187
Luxembourg	—	156,195	—	156,195
Netherlands	—	14,070	—	14,070
Singapore	—	14,738	—	14,738
Spain	—	108,150	—	108,150
United Kingdom	—	48,373	—	48,373
United States	—	5,457,841	91,554	5,549,395

Total Corporate Bonds	$—	$6,077,482	$91,554	$6,169,036

Exchange Traded Fund	1,790,920	—	—	1,790,920
Foreign Government Securities	—	5,289,586	—	5,289,586
Investment Company
United States	2,435,867	—	—	2,435,867

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
United States	—	209,502	—	209,502
Options Purchased
Call Options Purchased	136,430	—	—	136,430
Preferred Securities
United States	—	37,965	—	37,965
Preferred Stocks
Cayman Islands	—	8,481	—	8,481
Germany	—	90,601	—	90,601
United States	19,851	16,538	—	36,389

Total Preferred Stocks	19,851	115,620	—	135,471

U.S. Treasury Obligation	—	745,757	—	745,757
Short-Term Investment
Investment Company	10,086,732	—	—	10,086,732

Total Investments in Securities	14,469,800	21,995,420	1,823,837	38,289,057

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	98,572	—	98,572
Futures Contracts	74,469	—	—	74,469

Total Appreciation in Other Financial Instruments	74,469	98,572	—	173,041

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(18,436)	—	(18,436)
Futures Contracts	(95,935)	—	—	(95,935)

Total Depreciation in Other Financial Instruments	(95,935)	(18,436)	—	(114,371)

There were no transfers among Levels 1 and 2 during the period ended January 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 10/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/14
Investments in Securities
Asset-Backed Securities — United States	—	—	21,378	988	1,776,688	(66,771)	—	—	1,732,283
Common Stock — United States	13,950	(16,681)	21,787	—	—	(19,056)	—	—	—
Corporate Bonds — United States	60,723	—	818	(117)	35,394	(5,264)	—	—	91,554

Total	74,673	(16,681)	43,983	871	1,812,082	(91,091)	—	—	1,823,837

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2014, which were valued using significant unobservable inputs (Level 3) amounted to $22,196.

Global Allocation

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 1/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,732,283	Discounted Cash Flow	Constant Prepayment Rate	2.00% — 13.00%(5.47%)
			Constant Default Rate	3.00	% — 12.00%(6.73%)
			Yield (Discount Rate of Cash Flows)	4.05	% — 9.48%(6.02%)
Asset-Backed Securities	1,732,283

Total	$1,732,283

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At January 31, 2014, the value of these securities was $91,554. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts and options in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.4%
	Australia — 3.9%
40	Australia & New Zealand Banking Group Ltd. (m)	1,063
295	Goodman Group (m)	1,207
270	Transurban Group (m)	1,629
44	Westfield Group (m)	392

		4,291

	Belgium — 0.9%
7	Solvay S.A. (m)	1,044

	Brazil — 0.8%
139	AMBEV S.A., ADR (m)	907

	Canada — 1.7%
30	Bank of Montreal (m)	1,853

	China — 1.8%
361	China Shenhua Energy Co., Ltd., Class H (m)	927
252	Wynn Macau Ltd. (m)	1,072

		1,999

	Denmark — 1.6%
193	TDC A/S (m)	1,814

	Finland — 1.0%
68	UPM-Kymmene OYJ (m)	1,045

	France — 6.6%
51	AXA S.A. (m)	1,344
18	BNP Paribas S.A. (m)	1,369
28	Electricite de France (m)	941
11	Schneider Electric S.A. (m)	876
7	Unibail-Rodamco SE (m)	1,629
17	Vinci S.A. (m)	1,133

		7,292

	Germany — 4.8%
18	BASF SE (m)	1,943
20	Daimler AG (m)	1,689
102	Deutsche Telekom AG (m)	1,650

		5,282

	Hong Kong — 0.9%
79	Hutchison Whampoa Ltd. (m)	978

	Ireland — 1.0%
14	Accenture plc, Class A (m)	1,126

	Italy — 2.2%
106	Eni S.p.A. (m)	2,406

	Japan — 8.0%
16	Japan Airlines Co., Ltd. (m)	791
46	Japan Tobacco, Inc. (m)	1,432
61	Seven & I Holdings Co., Ltd. (m)	2,401
43	Sumitomo Mitsui Financial Group, Inc. (m)	2,006
38	Toyota Motor Corp. (m)	2,151

		8,781

	Netherlands — 2.6%
82	Royal Dutch Shell plc, Class A (m)	2,848

	Norway — 0.8%
41	Telenor ASA (m)	855

	Singapore — 1.5%
610	Singapore Telecommunications Ltd. (m)	1,683

	South Korea — 0.5%
26	SK Telecom Co., Ltd., ADR (m)	570

	Sweden — 3.6%
46	Electrolux AB, Series B (m)	983
56	Swedbank AB, Class A (m)	1,469
123	Telefonaktiebolaget LM Ericsson, Class B (m)	1,507

		3,959

	Switzerland — 5.9%
22	Novartis AG (m)	1,706
8	Roche Holding AG (m)	2,061
31	Swiss Re AG (a) (m)	2,689

		6,456

	Taiwan — 0.6%
558	Siliconware Precision Industries Co. (m)	672

	United Kingdom — 13.2%
30	AstraZeneca plc (m)	1,894
145	Aviva plc (m)	1,062
109	British Sky Broadcasting Group plc (m)	1,565
233	Direct Line Insurance Group plc (m)	1,014
16	Ensco plc, Class A (m)	792
69	GlaxoSmithKline plc (m)	1,776
109	HSBC Holdings plc (m)	1,123
44	Pearson plc (m)	795
59	Persimmon plc (a) (m)	1,277
875	Vodafone Group plc (m)	3,243

		14,541

	United States — 36.5%
108	Applied Materials, Inc. (m)	1,825

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
32	Bristol-Myers Squibb Co. (m)	1,614
94	Cisco Systems, Inc. (m)	2,055
20	CME Group, Inc. (m)	1,505
36	ConocoPhillips (m)	2,365
32	Dow Chemical Co. (The) (m)	1,451
12	Exxon Mobil Corp. (m)	1,115
35	Freeport-McMoRan Copper & Gold, Inc. (m)	1,138
22	Home Depot, Inc. (The) (m)	1,705
22	Johnson & Johnson (m)	1,926
35	Lorillard, Inc. (m)	1,706
54	Masco Corp. (m)	1,134
21	McDonald’s Corp. (m)	1,942
32	Merck & Co., Inc. (m)	1,689
21	MetLife, Inc. (m)	1,009
93	Microsoft Corp. (m)	3,504
16	NextEra Energy, Inc. (m)	1,492
29	PACCAR, Inc. (m)	1,620
17	Sempra Energy (m)	1,533
36	Time Warner, Inc. (m)	2,255
34	U.S. Bancorp (m)	1,352
10	United Technologies Corp. (m)	1,156
29	Verizon Communications, Inc. (m)	1,376
37	Wells Fargo & Co. (m)	1,680

		40,147

	Total Common Stocks (Cost $101,125)	110,549

Short-Term Investment — 4.3%
	Investment Company — 4.3%
4,682	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4,682)	4,682

	Total Investments — 104.7% (Cost $105,807)	115,231
	Liabilities in Excess of Other Assets — (4.7)%	(5,197)

	NET ASSETS — 100.0%	$110,034

Percentages indicated are based on net assets.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.0%
Commercial Banks	10.3
Oil, Gas & Consumable Fuels	8.4
Diversified Telecommunication Services	6.4
Insurance	6.2
Media	4.0
Chemicals	3.9
Automobiles	3.3
Wireless Telecommunication Services	3.3
Communications Equipment	3.1
Software	3.0
Real Estate Investment Trusts (REITs)	2.8
Tobacco	2.7
Hotels, Restaurants & Leisure	2.6
Semiconductors & Semiconductor Equipment	2.2
Electric Utilities	2.1
Food & Staples Retailing	2.1
Household Durables	2.0
Specialty Retail	1.5
Transportation Infrastructure	1.4
Machinery	1.4
Multi-Utilities	1.3
Diversified Financial Services	1.3
Aerospace & Defense	1.0
Metals & Mining	1.0
Building Products	1.0
Construction & Engineering	1.0
IT Services	1.0
Others (each less than 1.0%)	4.6
Short-Term Investments	4.1

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
648,952	CAD
439,238	for EUR	Westpac Banking Corp.	03/20/14	$592	#	$582	#	$(10)#
754,044	AUD	HSBC Bank, N.A.	03/20/14	670		658		(12)
2,294,561	CAD	Citibank, N.A.	03/20/14	2,164		2,058		(106)
699,518	EUR	Australia and New Zealand Banking Group Limited	03/20/14	958		944		(14)
199,411	EUR	Barclays Bank plc	03/20/14	273		269		(4)
514,542	EUR	BNP Paribas	03/20/14	700		694		(6)
550,478	EUR	Citibank, N.A.	03/20/14	752		742		(10)
501,284	EUR	Commonwealth Bank of Australia	03/20/14	682		676		(6)
340,762	EUR	Goldman Sachs International	03/20/14	464		460		(4)
462,036	EUR	National Australia Bank	03/20/14	636		623		(13)
805,186	GBP	HSBC Bank, N.A.	03/20/14	1,312		1,323		11
2,104,749	HKD	Credit Suisse International	03/20/14	271		271		— (h)
240,072,919	JPY	National Australia Bank	03/20/14	2,334		2,350		16
241,873	NZD	Goldman Sachs International	03/20/14	199		195		(4)
785,895	SGD	HSBC Bank, N.A.	03/20/14	618		616		(2)
428,272	SGD	Union Bank of Switzerland AG	03/20/14	336		335		(1)
				$12,961		$12,796		$(165)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
2,426,582	AUD	Goldman Sachs International	03/20/14	$2,153		$2,117		$36
1,488,888	CHF	Barclays Bank plc	03/20/14	1,680		1,643		37
316,484	CHF	National Australia Bank	03/20/14	356		349		7
935,948	DKK	Goldman Sachs International	03/20/14	173		169		4
208,047	EUR	BNP Paribas	03/20/14	286		281		5
5,273,006	EUR	HSBC Bank, N.A.	03/20/14	7,254		7,112		142
182,584	EUR	National Australia Bank	03/20/14	251		246		5
167,612	GBP	Australia and New Zealand Banking Group Limited	03/20/14	274		275		(1)
151,190	GBP	Barclays Bank plc	03/20/14	246		248		(2)
464,085	GBP	BNP Paribas	03/20/14	757		762		(5)
2,913,079	GBP	Goldman Sachs International	03/20/14	4,744		4,788		(44)
304,055	GBP	National Australia Bank	03/20/14	497		500		(3)
300,034	GBP	Royal Bank of Scotland	03/20/14	492		493		(1)
397,074	GBP	Societe Generale	03/20/14	653		653		— (h)
2,104,749	HKD	Credit Suisse International	02/06/14	271		271		— (h)
16,669,464	HKD	Morgan Stanley	03/20/14	2,151		2,148		3
37,692,168	JPY	Credit Suisse International	03/20/14	369		369		— (h)
31,716,255	JPY	Royal Bank of Canada	03/20/14	305		311		(6)
65,717,145	JPY	Societe Generale	03/20/14	638		643		(5)
3,435,056	NOK	Westpac Banking Corp.	03/20/14	557		547		10
1,511,696	SEK	Union Bank of Switzerland AG	03/20/14	231		231		— (h)
12,996,076	SEK	Westpac Banking Corp.	03/20/14	1,972		1,982		(10)

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,569,180	SGD	Morgan Stanley	03/20/14	$2,042	$2,012	$30
				$28,352	$28,150	$202

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/14 of the currency being sold, and the value at 01/31/14 is the U.S. dollar market value of the currency being purchased.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $65,153,000 and 56.5%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,354
Aggregate gross unrealized depreciation	(1,930)

Net unrealized appreciation/depreciation	$9,424

Federal income tax cost of investments	$105,807

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,291	$—	$4,291
Belgium	—	1,044	—	1,044
Brazil	907	—	—	907
Canada	1,853	—	—	1,853
China	—	1,999	—	1,999
Denmark	1,814	—	—	1,814
Finland	—	1,045	—	1,045
France	—	7,292	—	7,292
Germany	—	5,282	—	5,282
Hong Kong	—	978	—	978
Ireland	1,126	—	—	1,126
Italy	—	2,406	—	2,406
Japan	—	8,781	—	8,781
Netherlands	—	2,848	—	2,848
Norway	—	855	—	855
Singapore	—	1,683	—	1,683
South Korea	570	—	—	570
Sweden	—	3,959	—	3,959
Switzerland	—	6,456	—	6,456
Taiwan	—	672	—	672
United Kingdom	2,357	12,184	—	14,541
United States	40,147	—	—	40,147

Total Common Stocks	48,774	61,775	—	110,549

Short-Term Investment
Investment Company	4,682	—	—	4,682

Total Investments in Securities	$53,456	$61,775	$—	$115,231

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$306	$—	$306
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(269)	$—	$(269)

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (a) below describes the derivatives used by the Fund.

(a). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Australia — 7.6%
43	African Petroleum Corp., Ltd. (a) (m)	9
114	Aurora Oil & Gas Ltd. (a) (m)	273
182	Base Resources Ltd. (a) (m)	67
145	Beach Energy Ltd. (m)	181
97	Beadell Resources Ltd. (a) (m)	60
151	Fortescue Metals Group Ltd. (m)	700
202	Gascoyne Resources Ltd. (a) (m)	28
310	Gryphon Minerals Ltd. (a) (m)	48
72	Indophil Resources NL (a) (m)	10
442	Kagara Ltd. (a) (i)	–
624	Marengo Mining Ltd. (a) (m)	8
186	Mawson West Ltd. (a) (m)	95
28	Mineral Deposits Ltd. (a) (m)	54
129	Neon Energy Ltd. (a) (m)	5
154	OceanaGold Corp. (a) (m)	264
410	Pancontinental Oil & Gas NL (a) (m)	16
36	Papillon Resources Ltd. (a) (m)	36
65	Sandfire Resources NL (a) (m)	325
163	Sarama Resources Ltd. (a) (m)	29
54	Sirius Resources NL (a) (m)	102
430	Sundance Resources Ltd. (a) (m)	38
614	Tiger Resources Ltd. (a) (m)	201
50	Western Areas Ltd. (m)	116
531	World Titanium Resources Ltd. (a) (m)	37

		2,702

	Bermuda — 0.3%
5	Energy XXI Bermuda Ltd. (m)	121

	Canada — 32.5%
14	Africa Oil Corp. (a) (m)	105
11	Alpha Exploration, Inc. (a) (m)	6
69	Asanko Gold, Inc. (a) (m)	121
111	Augusta Resource Corp. (a) (m)	199
180	Aureus Mining, Inc. (a) (m)	93
71	Banro Corp. (a) (m)	35
32	Barrick Gold Corp. (a) (m)	607
1	Brazil Resources, Inc. (a) (m)	1
18	Cameco Corp. (m)	380
52	Capstone Mining Corp. (a) (m)	135
26	Caracal Energy, Inc. (a) (m)	184
32	Cenovus Energy, Inc. (m)	832
96	Denison Mines Corp. (a) (m)	135
14	Dominion Diamond Corp. (a) (m)	199
62	Duluth Metals Ltd. (a) (m)	53
102	First Quantum Minerals Ltd. (m)	1,816
71	Fission 3.0 Corp. (a) (m)	11
197	Fission Uranium Corp. (a) (m)	218
19	Goldcorp, Inc. (m)	477
65	Gran Tierra Energy, Inc. (a) (m)	494
21	HudBay Minerals, Inc. (m)	169
9	Kennady Diamonds, Inc. (a) (m)	38
144	Loncor Resources, Inc. (a) (m)	17
330	Lucara Diamond Corp. (a) (m)	460
260	Lundin Mining Corp. (a) (m)	1,138
39	Mountain Province Diamonds, Inc. (a) (m)	183
76	New Gold, Inc. (a) (m)	434
75	New Zealand Energy Corp. (a) (m)	19
222	Panoro Minerals Ltd. (a) (m)	64
53	Parex Resources, Inc. (a) (m)	346
376	Platinum Group Metals Ltd. (a) (m)	442
46	Reservoir Minerals, Inc. (a) (m)	252
207	Romarco Minerals, Inc. (a) (m)	99
8	Silver Wheaton Corp. (m)	167
5	Suncor Energy, Inc. (m)	164
35	Teck Resources Ltd., Class B (m)	835
102	Trevali Mining Corp. (a) (m)	94
248	WesternZagros Resources Ltd. (a) (m)	220
41	Yamana Gold, Inc. (m)	383

		11,625

	Ireland — 0.8%
807	Kenmare Resources plc (a) (m)	232
14	Providence Resources plc (a) (m)	53

		285

	Netherlands — 4.5%
44	Nostrum Oil & Gas LP, GDR (m)	482
31	Royal Dutch Shell plc, Class B (m)	1,138

		1,620

	New Zealand — 0.2%
395	Bathurst Resources Ltd. (a) (m)	62

	Norway — 1.5%
160	DNO International ASA (a) (m)	523

	Russia — 1.3%
31	MMC Norilsk Nickel OJSC, ADR (m)	471

	South Africa — 1.5%
31	Impala Platinum Holdings Ltd. (m)	325

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Africa — Continued
220	Sierra Rutile Ltd. (a) (m)	226

		551

	Sweden — 1.9%
38	Lundin Petroleum AB (a) (m)	661

	Switzerland — 6.3%
181	Ferrexpo plc (m)	451
344	Glencore Xstrata plc (a) (m)	1,815

		2,266

	United Kingdom — 21.9%
81	3Legs Resources plc (a) (m)	32
224	Amara Mining plc (a) (m)	52
593	Amerisur Resources plc (a) (m)	497
48	Antofagasta plc (m)	669
45	BG Group plc (m)	753
64	BHP Billiton plc (m)	1,896
53	Gem Diamonds Ltd. (a) (m)	137
28	IGAS Energy plc (a) (m)	59
304	Petra Diamonds Ltd. (a) (m)	689
95	President Energy plc (a) (m)	73
7	Randgold Resources Ltd., ADR (m)	503
34	Rio Tinto plc (m)	1,806
1,335	Sable Mining Africa Ltd. (a) (m)	241
345	Tethys Petroleum Ltd. (a) (m)	183
19	Tullow Oil plc (m)	248

		7,838

	United States — 16.2%
21	Anadarko Petroleum Corp. (m)	1,658
4	Apache Corp. (m)	321
9	Concho Resources, Inc. (a) (m)	861
4	Continental Resources, Inc. (a) (m)	452
61	Freeport-McMoRan Copper & Gold, Inc. (m)	1,966
6	Occidental Petroleum Corp. (m)	525

		5,783

	Total Common Stocks (Cost $38,561)	34,508

NUMBER OF WARRANTS
Warrant — 0.0%
	Canada — 0.0%
65	Regulus Resources, Inc., expiring 03/06/14 (a) (Cost $–)	—

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
850	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $850)	850

	Total Investments — 98.9% (Cost $39,411)	35,358
	Other Assets in Excess of Liabilities — 1.1%	393

	NET ASSETS — 100.0%	$35,751

Percentages indicated are based on net assets.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Diversified Metals & Mining	42.6%
Oil & Gas Exploration & Production	20.5
Oil, Gas & Consumable Fuels	14.0
Gold Mining	9.3
Precious Metals & Minerals	7.5
Steel	3.6
Others (each less than 1.0%)	0.1
Short-Term Investment	2.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $16,533,000 and 46.8%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,595
Aggregate gross unrealized depreciation	(6,648)

Net unrealized appreciation/depreciation	$(4,053)

Federal income tax cost of investments	$39,411

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$221	$2,481		$—	(a)	$2,702
Bermuda	121	—		—		121
Canada	11,243	382		—		11,625
Ireland	232	53		—		285
Netherlands	—	1,620		—		1,620
New Zealand	—	62		—		62
Norway	—	523		—		523
Russia	—	471		—		471
South Africa	—	551		—		551
Sweden	—	661		—		661
Switzerland	—	2,266		—		2,266
United Kingdom	1,183	6,655		—		7,838
United States	5,783	—		—		5,783

Total Common Stocks	18,783	15,725		—	*(a)	34,508

Warrant
Canada	—	—	(a)	—		—	(a)
Short-Term Investment
Investment Company	850	—		—		850

Total Investments in Securities	$19,633	$15,725		$—	(a)	$35,358

(a)	Value is zero.

*	Level 3 securities are valued by brokers and pricing services. At January 31, 2014, the value of these securities was zero. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%
		Australia — 2.7%
74		AGL Energy Ltd. (m)	987
14		ALS Ltd. (m)	95
110		Amcor Ltd. (m)	1,028
106		AMP Ltd. (m)	397
149		Asciano Ltd. (m)	733
209		Aurizon Holdings Ltd. (m)	899
173		Australia & New Zealand Banking Group Ltd. (m)	4,562
174		BHP Billiton Ltd. (m)	5,554
63		Boral Ltd. (m)	262
53		Brambles Ltd. (m)	416
23		Coca-Cola Amatil Ltd. (m)	236
84		Commonwealth Bank of Australia (m)	5,448
50		Computershare Ltd. (m)	489
4		Crown Ltd. (m)	51
33		CSL Ltd. (m)	2,051
373		Dexus Property Group (m)	325
100		Echo Entertainment Group Ltd. (m)	208
280		Federation Centres Ltd. (m)	555
155		Fortescue Metals Group Ltd. (m)	720
124		Goodman Group (m)	506
11		Iluka Resources Ltd. (m)	86
84		Insurance Australia Group Ltd. (m)	402
68		Lend Lease Group (m)	630
12		Macquarie Group Ltd. (m)	560
438		Mirvac Group (m)	640
126		National Australia Bank Ltd. (m)	3,663
18		Newcrest Mining Ltd. (m)	152
19		Orica Ltd. (m)	392
55		Origin Energy Ltd. (m)	672
83		QBE Insurance Group Ltd. (m)	829
14		Ramsay Health Care Ltd. (m)	531
33		Rio Tinto Ltd. (m)	1,874
88		Santos Ltd. (m)	1,023
7		Seek Ltd. (m)	76
13		Stockland (m)	41
115		Suncorp Group Ltd. (m)	1,226
65		Sydney Airport (m)	226
180		Telstra Corp., Ltd. (m)	809
69		Toll Holdings Ltd. (m)	338
101		Transurban Group (m)	607
45		Wesfarmers Ltd. (m)	1,666
169		Westfield Group (m)	1,509
221		Westfield Retail Trust (m)	583
198		Westpac Banking Corp. (m)	5,342
39		Woodside Petroleum Ltd. (m)	1,291
91		Woolworths Ltd. (m)	2,709

			53,399

		Austria — 0.1%
14		Andritz AG (m)	757
19		Raiffeisen Bank International AG (m)	714
—	(h)	Telekom Austria AG (m)	—	(h)

			1,471

		Belgium — 0.4%
29		Anheuser-Busch InBev N.V. (m)	2,743
24		Solvay S.A. (m)	3,299
32		UCB S.A. (m)	2,282

			8,324

		Bermuda — 0.1%
42		Axis Capital Holdings Ltd. (m)	1,894
3		Everest Re Group Ltd. (m)	451

			2,345

		Canada — 2.8%
9		Agnico-Eagle Mines Ltd. (m)	284
8		Agrium, Inc. (m)	684
7		Alimentation Couche Tard, Inc., Class B (m)	519
16		ARC Resources Ltd. (m)	408
34		Bank of Montreal (m)	2,106
62		Bank of Nova Scotia (m)	3,376
55		Barrick Gold Corp. (m)	1,051
13		BCE, Inc. (m)	566
75		Bombardier, Inc., Class B (m)	272
30		Brookfield Asset Management, Inc., Class A (m)	1,127
21		Cameco Corp. (m)	455
22		Canadian Imperial Bank of Commerce (m)	1,694
46		Canadian National Railway Co. (m)	2,478
58		Canadian Natural Resources Ltd. (m)	1,915
25		Canadian Oil Sands Ltd. (m)	453
9		Canadian Pacific Railway Ltd. (m)	1,387
41		Cenovus Energy, Inc. (m)	1,062
19		Crescent Point Energy Corp. (m)	647
37		Eldorado Gold Corp. (m)	236
40		Enbridge, Inc. (m)	1,684
39		Encana Corp. (m)	706
24		First Quantum Minerals Ltd. (m)	435
10		Fortis, Inc. (m)	274
8		Franco-Nevada Corp. (m)	384
44		Goldcorp, Inc. (m)	1,087
15		Great-West Lifeco, Inc. (m)	431
18		Husky Energy, Inc. (m)	531

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Canada — Continued
16		Imperial Oil Ltd. (m)	661
7		Intact Financial Corp. (m)	426
62		Kinross Gold Corp. (m)	283
18		Lululemon Athletica, Inc. (a) (m)	820
17		Magna International, Inc. (m)	1,478
96		Manulife Financial Corp. (m)	1,772
5		Metro, Inc. (m)	299
9		National Bank of Canada (m)	654
16		Pembina Pipeline Corp. (m)	538
45		Potash Corp. of Saskatchewan, Inc. (m)	1,421
18		Power Corp. of Canada (m)	499
13		Power Financial Corp. (m)	401
20		Rogers Communications, Inc., Class B (m)	861
78		Royal Bank of Canada (m)	4,836
7		Saputo, Inc. (m)	328
20		Shaw Communications, Inc., Class B (m)	444
11		Shoppers Drug Mart Corp. (m)	577
19		Silver Wheaton Corp. (m)	417
8		SNC-Lavalin Group, Inc. (m)	341
32		Sun Life Financial, Inc. (m)	1,049
85		Suncor Energy, Inc. (m)	2,781
57		Talisman Energy, Inc. (m)	612
31		Teck Resources Ltd., Class B (m)	745
8		Tim Hortons, Inc. (m)	428
49		Toronto-Dominion Bank (The) (m)	4,258
38		TransCanada Corp. (m)	1,631
42		Yamana Gold, Inc. (m)	390

			55,202

		China — 0.0% (g)
99		MGM China Holdings Ltd. (m)	387
384		Yangzijiang Shipbuilding Holdings Ltd. (m)	346

			733

		Colombia — 0.0% (g)
—	(h)	Pacific Rubiales Energy Corp. (m)	1

		Denmark — 0.7%
—	(h)	AP Moeller—Maersk A/S, Class B (m)	1,576
10		Carlsberg A/S, Class B (m)	935
115		Danske Bank A/S (a) (m)	2,608
185		Novo Nordisk A/S, Class B (m)	7,325
167		TDC A/S (m)	1,568

			14,012

		Finland — 0.1%
—	(h)	Nokian Renkaat OYJ (m)	—	(h)
160		UPM-Kymmene OYJ (m)	2,454

			2,454

		France — 3.7%
16		Air Liquide S.A. (m)	1,965
89		Airbus Group N.V. (m)	6,325
25		AtoS (m)	2,206
252		AXA S.A. (m)	6,620
78		BNP Paribas S.A. (m)	5,997
43		Bouygues S.A. (m)	1,625
65		Cie de St-Gobain (m)	3,420
19		Cie Generale des Etablissements Michelin (m)	1,974
82		Electricite de France (m)	2,781
229		GDF Suez (m)	5,046
20		Lafarge S.A. (m)	1,465
9		LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,581
63		Orange S.A. (m)	781
31		Renault S.A. (m)	2,693
57		Sanofi (m)	5,539
58		Schneider Electric S.A. (m)	4,698
85		Societe Generale S.A. (m)	4,781
23		Sodexo (m)	2,267
66		Thales S.A. (m)	4,325
117		Total S.A. (m)	6,685
4		Unibail-Rodamco SE (m)	959
32		Vivendi S.A. (m)	857

			74,590

		Germany — 3.2%
40		Allianz SE (m)	6,720
79		BASF SE (m)	8,493
73		Bayer AG (m)	9,612
28		Bayerische Motoren Werke AG (m)	3,046
16		Brenntag AG (m)	2,774
26		Continental AG (m)	5,649
44		Daimler AG (m)	3,668
63		Deutsche Bank AG (m)	3,036
129		Deutsche Telekom AG (m)	2,082
110		E.ON SE (m)	1,985
46		HeidelbergCement AG (m)	3,380
3		Linde AG (m)	493
47		Metro AG (m)	1,949
8		Muenchener Rueckversicherungs AG (m)	1,581
90		SAP AG (m)	6,867

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Germany — Continued
28		Siemens AG (m)	3,497

			64,832

		Hong Kong — 1.0%
639		AIA Group Ltd. (m)	2,947
235		BOC Hong Kong Holdings Ltd. (m)	714
118		Cheung Kong Holdings Ltd. (m)	1,750
121		Cheung Kong Infrastructure Holdings Ltd. (m)	711
51		CLP Holdings Ltd. (m)	381
154		Galaxy Entertainment Group Ltd. (a) (m)	1,505
66		Hang Seng Bank Ltd. (m)	1,036
320		HKT Trust and HKT Ltd. (m)	306
248		Hong Kong & China Gas Co., Ltd. (m)	510
39		Hong Kong Exchanges and Clearing Ltd. (m)	607
148		Hutchison Whampoa Ltd. (m)	1,833
26		Kerry Properties Ltd. (m)	83
244		Li & Fung Ltd. (m)	338
137		Link REIT (The) (m)	617
9		Michael Kors Holdings Ltd. (a) (m)	687
171		MTR Corp., Ltd. (m)	604
214		Noble Group Ltd. (m)	159
254		NWS Holdings Ltd. (m)	368
67		Power Assets Holdings Ltd. (m)	503
174		Sands China Ltd. (m)	1,339
382		Sino Land Co., Ltd. (m)	507
97		SJM Holdings Ltd. (m)	301
83		Sun Hung Kai Properties Ltd. (m)	1,012
142		Wharf Holdings Ltd. (m)	967
97		Wheelock & Co., Ltd. (m)	395
56		Yue Yuen Industrial Holdings Ltd. (m)	171

			20,351

		Ireland — 0.8%
47		Accenture plc, Class A (m)	3,764
8		Covidien plc (m)	547
68		Eaton Corp. plc (m)	5,007
103		Shire plc (m)	5,140
28		XL Group plc (m)	806

			15,264

		Italy — 1.0%
78		Assicurazioni Generali S.p.A. (m)	1,681
750		Enel Green Power S.p.A. (m)	1,890
750		Enel S.p.A. (m)	3,411
256		Eni S.p.A. (m)	5,821
918		Intesa Sanpaolo S.p.A. (m)	2,473
1,163		Telecom Italia S.p.A. (m)	1,291
468		UniCredit S.p.A. (m)	3,504

			20,071

		Japan — 8.1%
64		Aeon Co., Ltd. (m)	796
19		Aisin Seiki Co., Ltd. (m)	703
72		Ajinomoto Co., Inc. (m)	1,016
1		Alfresa Holdings Corp. (m)	57
87		Amada Co., Ltd. (m)	704
28		ANA Holdings, Inc. (m)	59
39		Arcs Co., Ltd. (m)	734
13		Asahi Group Holdings Ltd. (m)	343
157		Asahi Kasei Corp. (m)	1,188
35		Astellas Pharma, Inc. (m)	2,132
106		Bank of Yokohama Ltd. (The) (m)	533
47		Bridgestone Corp. (m)	1,684
49		Canon, Inc. (m)	1,434
14		Central Japan Railway Co. (m)	1,501
21		Chubu Electric Power Co., Inc. (m)	254
22		Chugoku Electric Power Co., Inc. (The) (m)	288
67		Citizen Holdings Co., Ltd. (m)	525
51		Coca-Cola West Co., Ltd. (m)	1,003
102		Dai-ichi Life Insurance Co., Ltd. (The) (m)	1,531
10		Daiichi Sankyo Co., Ltd. (m)	163
27		Daikin Industries Ltd. (m)	1,537
143		Dainippon Screen Manufacturing Co., Ltd. (a) (m)	674
—	(h)	Daito Trust Construction Co., Ltd. (m)	38
49		Daiwa House Industry Co., Ltd. (m)	929
14		Denso Corp. (m)	730
23		Dentsu, Inc. (m)	902
8		Disco Corp. (m)	557
51		DMG Mori Seiki Co., Ltd. (m)	895
34		East Japan Railway Co. (m)	2,482
25		Electric Power Development Co., Ltd. (m)	741
7		FANUC Corp. (m)	1,183
2		Fast Retailing Co., Ltd. (m)	728
14		Fuji Heavy Industries Ltd. (m)	382
28		FUJIFILM Holdings Corp. (m)	807
221		Fujitsu Ltd. (a) (m)	1,235
378		Furukawa Electric Co., Ltd. (m)	925
74		Gunma Bank Ltd. (The) (m)	392
7		Hirose Electric Co., Ltd. (m)	1,036
8		Hisamitsu Pharmaceutical Co., Inc. (m)	378
366		Hitachi Ltd. (m)	2,790

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Japan — Continued
279	Hokuhoku Financial Group, Inc. (m)	529
126	Honda Motor Co., Ltd. (m)	4,738
31	Ibiden Co., Ltd. (m)	563
148	Inpex Corp. (m)	1,755
21	Isetan Mitsukoshi Holdings Ltd. (m)	266
24	Isuzu Motors Ltd. (m)	142
18	ITOCHU Corp. (m)	224
20	Itochu Techno-Solutions Corp. (m)	819
98	Japan Tobacco, Inc. (m)	3,031
25	JFE Holdings, Inc. (m)	508
277	JX Holdings, Inc. (m)	1,337
56	Kansai Electric Power Co., Inc. (The) (a) (m)	605
14	Kao Corp. (m)	431
251	Kawasaki Heavy Industries Ltd. (m)	1,085
39	KDDI Corp. (m)	2,142
26	Keio Corp. (m)	167
5	Keyence Corp. (m)	2,176
15	Kintetsu World Express, Inc. (m)	576
6	Kirin Holdings Co., Ltd. (m)	82
270	Kobe Steel Ltd. (a) (m)	447
18	Komatsu Ltd. (m)	384
7	Konica Minolta, Inc. (m)	69
130	Kubota Corp. (m)	2,001
63	Kyowa Hakko Kirin Co., Ltd. (m)	638
46	Kyushu Electric Power Co., Inc. (a) (m)	529
11	LIXIL Group Corp. (m)	291
11	Mabuchi Motor Co., Ltd. (m)	603
111	Marubeni Corp. (m)	774
99	Marui Group Co., Ltd. (m)	924
57	Mazda Motor Corp. (a) (m)	273
55	Medipal Holdings Corp. (m)	809
6	Message Co., Ltd. (m)	200
90	Minebea Co., Ltd. (m)	677
1	Miraca Holdings, Inc. (m)	38
84	Mitsubishi Corp. (m)	1,541
48	Mitsubishi Electric Corp. (m)	542
43	Mitsubishi Estate Co., Ltd. (m)	1,056
147	Mitsubishi Gas Chemical Co., Inc. (m)	1,032
247	Mitsubishi Heavy Industries Ltd. (m)	1,594
9	Mitsubishi Logistics Corp. (m)	126
7	Mitsubishi Motors Corp. (a) (m)	78
959	Mitsubishi UFJ Financial Group, Inc. (m)	5,763
179	Mitsui & Co., Ltd. (m)	2,392
222	Mitsui Chemicals, Inc. (m)	530
79	Mitsui Fudosan Co., Ltd. (m)	2,495
1,056	Mizuho Financial Group, Inc. (m)	2,238
23	MS&AD Insurance Group Holdings (m)	533
5	Murata Manufacturing Co., Ltd. (m)	446
101	NEC Corp. (m)	292
39	NGK Spark Plug Co., Ltd. (m)	900
1	Nintendo Co., Ltd. (m)	103
69	Nippon Meat Packers, Inc. (m)	1,175
11	Nippon Paper Industries Co., Ltd. (m)	203
774	Nippon Steel & Sumitomo Metal Corp. (m)	2,348
36	Nippon Telegraph & Telephone Corp. (m)	1,921
211	Nippon Yusen KK (m)	653
409	Nishi-Nippon City Bank Ltd. (The) (m)	1,031
181	Nissan Motor Co., Ltd. (m)	1,548
4	Nitori Holdings Co., Ltd. (m)	379
12	Nitto Denko Corp. (m)	551
356	Nomura Holdings, Inc. (m)	2,472
15	Nomura Real Estate Holdings, Inc. (m)	296
26	Nomura Research Institute Ltd. (m)	868
129	North Pacific Bank Ltd. (m)	502
60	NSK Ltd. (m)	673
48	NTT DOCOMO, Inc. (m)	770
21	Omron Corp. (m)	842
34	Onward Holdings Co., Ltd. (m)	245
96	ORIX Corp. (m)	1,458
9	Otsuka Corp. (m)	1,032
41	Otsuka Holdings Co., Ltd. (m)	1,242
114	Panasonic Corp. (m)	1,291
308	Resona Holdings, Inc. (m)	1,625
111	Ricoh Co., Ltd. (m)	1,166
6	Rinnai Corp. (m)	443
11	Sanrio Co., Ltd. (m)	419
2	Santen Pharmaceutical Co., Ltd. (m)	71
22	Sanwa Holdings Corp. (m)	153
5	SBI Holdings, Inc. (m)	63
5	Secom Co., Ltd. (m)	287
17	Sega Sammy Holdings, Inc. (m)	406
28	Seiko Epson Corp. (m)	730
98	Sekisui Chemical Co., Ltd. (m)	1,130
52	Sekisui House Ltd. (m)	721
32	Seven & I Holdings Co., Ltd. (m)	1,273
89	Sharp Corp. (a) (m)	302
6	Shimamura Co., Ltd. (m)	548
19	Shin-Etsu Chemical Co., Ltd. (m)	1,069
2	SMC Corp. (m)	576

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
74		SoftBank Corp. (m)	5,336
75		Sony Corp. (m)	1,181
279		Sumitomo Bakelite Co., Ltd. (m)	1,040
77		Sumitomo Chemical Co., Ltd. (m)	312
108		Sumitomo Corp. (m)	1,349
8		Sumitomo Electric Industries Ltd. (m)	122
35		Sumitomo Forestry Co., Ltd. (m)	372
90		Sumitomo Mitsui Financial Group, Inc. (m)	4,146
9		Sumitomo Realty & Development Co., Ltd. (m)	397
47		Sumitomo Rubber Industries Ltd. (m)	651
—	(h)	Sundrug Co., Ltd. (m)	17
34		Suzuken Co., Ltd. (m)	1,172
21		Suzuki Motor Corp. (m)	547
2		Sysmex Corp. (m)	94
73		T&D Holdings, Inc. (m)	887
9		Taisho Pharmaceutical Holdings Co., Ltd. (m)	650
20		Taiyo Yuden Co., Ltd. (m)	243
5		Takashimaya Co., Ltd. (m)	46
35		Takeda Pharmaceutical Co., Ltd. (m)	1,641
22		Terumo Corp. (m)	1,008
12		Tohoku Electric Power Co., Inc. (a) (m)	127
59		Tokio Marine Holdings, Inc. (m)	1,723
37		Tokyo Electric Power Co., Inc. (a) (m)	167
245		Tokyo Gas Co., Ltd. (m)	1,215
63		Tokyo Tatemono Co., Ltd. (m)	584
117		Tokyu Corp. (m)	725
111		Tokyu Fudosan Holdings Corp. (a) (m)	950
301		Toshiba Corp. (m)	1,251
10		Toyo Suisan Kaisha Ltd. (m)	315
9		Toyota Industries Corp. (m)	429
189		Toyota Motor Corp. (m)	10,809
1		Tsumura & Co. (m)	15
1		West Japan Railway Co. (m)	33
17		Yakult Honsha Co., Ltd. (m)	844
9		Yamaha Motor Co., Ltd. (m)	123
16		Yamato Holdings Co., Ltd. (m)	333
31		Zeon Corp. (m)	301

			161,120

		Luxembourg — 0.1%
121		ArcelorMittal (m)	2,004

		Netherlands — 1.8%
343		Aegon N.V. (m)	2,989
23		ASML Holding N.V. (m)	1,981
12		ING Groep N.V., CVA (a) (m)	161
154		Koninklijke Ahold N.V. (m)	2,557
169		Koninklijke KPN N.V. (a) (m)	631
137		Koninklijke Philips N.V. (m)	4,745
285		Royal Dutch Shell plc, Class A (m)	9,876
161		Royal Dutch Shell plc, Class B (m)	5,900
178		TNT Express N.V. (m)	1,572
140		Unilever N.V., CVA (m)	5,211

			35,623

		New Zealand — 0.0% (g)
210		Telecom Corp. of New Zealand Ltd. (m)	398

		Norway — 0.1%
34		Statoil ASA (m)	800
86		Telenor ASA (m)	1,797

			2,597

		Portugal — 0.2%
843		EDP—Energias de Portugal S.A. (m)	3,165

		Singapore — 0.7%
89		Avago Technologies Ltd. (m)	4,844
309		CapitaCommercial Trust (m)	343
151		CapitaMalls Asia Ltd. (m)	208
133		DBS Group Holdings Ltd. (m)	1,718
76		Genting Singapore plc (m)	82
230		Global Logistic Properties Ltd. (m)	503
1,256		Golden Agri-Resources Ltd. (m)	510
399		Hutchison Port Holdings Trust, Class U (m)	265
13		Jardine Cycle & Carriage Ltd. (m)	355
123		Keppel Corp., Ltd. (m)	1,002
90		Keppel Land Ltd. (m)	222
176		Oversea-Chinese Banking Corp., Ltd. (m)	1,279
31		Sembcorp Industries Ltd. (m)	127
50		Singapore Airlines Ltd. (m)	375
101		Singapore Exchange Ltd. (m)	541
485		Singapore Telecommunications Ltd. (m)	1,338
56		United Overseas Bank Ltd. (m)	876
128		Wilmar International Ltd. (m)	312

			14,900

		Spain — 1.5%
36		Amadeus IT Holding S.A., Class A (m)	1,421
310		Banco Bilbao Vizcaya Argentaria S.A. (m)	3,699
616		Banco Santander S.A. (a) (m)	5,302
1,075		Bankia S.A. (a) (m)	1,853
380		Distribuidora Internacional de Alimentacion S.A. (m)	3,119

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Spain — Continued
339	Iberdrola S.A. (m)	2,088
21	Inditex S.A. (m)	3,129
178	Repsol S.A. (m)	4,159
353	Telefonica S.A. (m)	5,432

		30,202

	Sweden — 0.7%
134	Electrolux AB, Series B (m)	2,834
350	Nordea Bank AB (m)	4,668
87	Swedbank AB, Class A (m)	2,274
129	Tele2 AB, Class B (m)	1,413
181	Telefonaktiebolaget LM Ericsson, Class B (m)	2,212

		13,401

	Switzerland — 4.6%
63	ABB Ltd. (a) (m)	1,560
77	ACE Ltd. (m)	7,198
54	Cie Financiere Richemont S.A. (m)	5,032
82	Credit Suisse Group AG (a) (m)	2,463
641	Glencore Xstrata plc (a) (m)	3,379
60	Holcim Ltd. (a) (m)	4,322
213	Nestle S.A. (m)	15,471
163	Novartis AG (m)	12,844
55	Roche Holding AG (m)	15,192
65	Swiss Re AG (a) (m)	5,607
10	Syngenta AG (m)	3,607
20	TE Connectivity Ltd. (m)	1,131
69	Tyco International Ltd. (m)	2,781
282	UBS AG (a) (m)	5,598
57	Wolseley plc (m)	3,052
6	Zurich Insurance Group AG (a) (m)	1,660

		90,897

	United Kingdom — 7.8%
495	3i Group plc (m)	3,033
53	Anglo American plc (m)	1,248
89	ARM Holdings plc (m)	1,361
119	Associated British Foods plc (m)	5,294
82	AstraZeneca plc (m)	5,168
952	Barclays plc (m)	4,250
191	BG Group plc (m)	3,213
137	BHP Billiton plc (m)	4,047
1,314	BP plc (m)	10,299
148	British American Tobacco plc (m)	7,041
865	BT Group plc (m)	5,450
15	Bunzl plc (m)	345
80	Burberry Group plc (m)	1,910
219	Centrica plc (m)	1,119
196	Diageo plc (m)	5,822
90	easyJet plc (m)	2,444
55	Ensco plc, Class A (m)	2,748
161	GlaxoSmithKline plc (m)	4,136
1,281	HSBC Holdings plc (m)	13,146
97	Imperial Tobacco Group plc (m)	3,531
82	InterContinental Hotels Group plc (m)	2,657
1,357	ITV plc (m)	4,379
481	J Sainsbury plc (m)	2,725
2,958	Lloyds Banking Group plc (a) (m)	4,035
75	Marks & Spencer Group plc (m)	578
342	Meggitt plc (m)	2,899
12	Next plc (m)	1,219
57	Noble Corp. plc (m)	1,764
128	Pearson plc (m)	2,333
230	Prudential plc (m)	4,631
21	Randgold Resources Ltd. (m)	1,414
9	Reckitt Benckiser Group plc (m)	702
94	Rio Tinto plc (m)	5,014
251	Rolls-Royce Holdings plc (a) (m)	4,883
105	SABMiller plc (m)	4,716
13	SSE plc (m)	288
123	Standard Chartered plc (m)	2,507
131	Standard Life plc (m)	786
196	Tate & Lyle plc (m)	2,437
186	Tesco plc (m)	977
2,925	Vodafone Group plc (m)	10,839
48	Whitbread plc (m)	2,957
410	William Hill plc (m)	2,239
308	WM Morrison Supermarkets plc (m)	1,215
72	WPP plc (m)	1,516

		155,315

	United States — 53.3%
13	3M Co. (m)	1,641
155	Abbott Laboratories (m)	5,695
32	Actavis plc (a) (m)	6,030
90	Adobe Systems, Inc. (a) (m)	5,353
8	ADT Corp. (The) (m)	246
26	Aetna, Inc. (m)	1,802
15	AGCO Corp. (m)	784
26	Air Products & Chemicals, Inc. (m)	2,720
324	Alcoa, Inc. (m)	3,728
32	Alexion Pharmaceuticals, Inc. (a) (m)	5,100
46	Allergan, Inc. (m)	5,263

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
12		Alliance Data Systems Corp. (a) (m)	2,809
28		Amazon.com, Inc. (a) (m)	10,088
25		Ameren Corp. (m)	934
117		American Electric Power Co., Inc. (m)	5,709
19		American Express Co. (m)	1,596
52		American International Group, Inc. (m)	2,481
23		American Tower Corp. (m)	1,897
41		American Water Works Co., Inc. (m)	1,745
—	(h)	Amgen, Inc. (m)	20
65		Anadarko Petroleum Corp. (m)	5,225
5		Apache Corp. (m)	368
62		Apple, Inc. (m)	31,096
179		Applied Materials, Inc. (m)	3,012
88		Archer-Daniels-Midland Co. (m)	3,470
197		AT&T, Inc. (m)	6,560
9		AutoZone, Inc. (a) (m)	4,248
18		AvalonBay Communities, Inc. (m)	2,271
6		Avery Dennison Corp. (m)	313
—	(h)	Avnet, Inc. (m)	10
17		Axiall Corp. (m)	673
18		Baker Hughes, Inc. (m)	1,001
45		Ball Corp. (m)	2,326
974		Bank of America Corp. (m)	16,313
40		Baxter International, Inc. (m)	2,704
50		Berkshire Hathaway, Inc., Class B (a) (m)	5,586
30		Biogen Idec, Inc. (a) (m)	9,496
4		BioMarin Pharmaceutical, Inc. (a) (m)	305
11		Boeing Co. (The) (m)	1,363
26		Boston Properties, Inc. (m)	2,771
74		Brandywine Realty Trust (m)	1,050
204		Bristol-Myers Squibb Co. (m)	10,178
13		Broadcom Corp., Class A (m)	397
22		CA, Inc. (m)	700
87		Capital One Financial Corp. (m)	6,151
28		CareFusion Corp. (a) (m)	1,138
12		Carnival Corp. (m)	481
—	(h)	Catamaran Corp. (a) (m)	1
17		Caterpillar, Inc. (m)	1,558
75		CBS Corp. (Non-Voting), Class B (m)	4,414
53		Celgene Corp. (a) (m)	8,040
37		Cerner Corp. (a) (m)	2,117
4		CF Industries Holdings, Inc. (m)	884
66		Charles Schwab Corp. (The) (m)	1,641
23		Cheniere Energy, Inc. (a) (m)	1,003
138		Chevron Corp. (m)	15,386
444		Cisco Systems, Inc. (m)	9,719
280		Citigroup, Inc. (m)	13,298
41		Citrix Systems, Inc. (a) (m)	2,198
135		CMS Energy Corp. (m)	3,750
206		Coca-Cola Co. (The) (m)	7,779
53		Coca-Cola Enterprises, Inc. (m)	2,309
60		Cognizant Technology Solutions Corp., Class A (a) (m)	5,847
14		Colgate-Palmolive Co. (m)	884
275		Comcast Corp., Class A (m)	14,934
46		Comerica, Inc. (m)	2,101
34		ConocoPhillips (m)	2,219
63		Corning, Inc. (m)	1,082
46		Costco Wholesale Corp. (m)	5,209
51		Crown Holdings, Inc. (a) (m)	2,091
265		CSX Corp. (m)	7,131
149		CVS Caremark Corp. (m)	10,076
33		Deere & Co. (m)	2,821
40		Delta Air Lines, Inc. (m)	1,222
47		DISH Network Corp., Class A (a) (m)	2,670
98		Dow Chemical Co. (The) (m)	4,472
91		Dr. Pepper Snapple Group, Inc. (m)	4,345
40		DTE Energy Co. (m)	2,735
41		Duke Energy Corp. (m)	2,921
15		E.I. du Pont de Nemours & Co. (m)	944
130		eBay, Inc. (a) (m)	6,891
35		Edison International (m)	1,664
165		EMC Corp. (m)	3,997
119		Emerson Electric Co. (m)	7,823
28		EOG Resources, Inc. (m)	4,697
31		EQT Corp. (m)	2,922
40		Extra Space Storage, Inc. (m)	1,807
280		Exxon Mobil Corp. (m)	25,782
89		Facebook, Inc., Class A (a) (m)	5,556
18		FedEx Corp. (m)	2,355
32		Fidelity National Information Services, Inc. (m)	1,646
17		Flowserve Corp. (m)	1,229
69		Fluor Corp. (m)	5,218
33		Ford Motor Co. (m)	496
127		Freeport-McMoRan Copper & Gold, Inc. (m)	4,117
2		Freescale Semiconductor Ltd. (a) (m)	45
14		Gap, Inc. (The) (m)	545
37		General Dynamics Corp. (m)	3,796
461		General Electric Co. (m)	11,581

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
152		General Mills, Inc. (m)	7,308
169		General Motors Co. (a) (m)	6,091
55		Gilead Sciences, Inc. (a) (m)	4,446
22		Goldman Sachs Group, Inc. (The) (m)	3,610
23		Google, Inc., Class A (a) (m)	26,901
27		H&R Block, Inc. (m)	828
116		Halliburton Co. (m)	5,677
17		Harman International Industries, Inc. (m)	1,719
—	(h)	Harris Corp. (m)	2
27		Hartford Financial Services Group, Inc. (m)	911
30		HCP, Inc. (m)	1,189
153		Hewlett-Packard Co. (m)	4,436
37		Highwoods Properties, Inc. (m)	1,361
12		HollyFrontier Corp. (m)	570
144		Home Depot, Inc. (The) (m)	11,043
111		Honeywell International, Inc. (m)	10,086
111		Host Hotels & Resorts, Inc. (m)	2,033
43		Humana, Inc. (m)	4,202
15		Integrys Energy Group, Inc. (m)	795
120		Intel Corp. (m)	2,947
28		IntercontinentalExchange Group, Inc. (m)	5,782
37		International Business Machines Corp. (m)	6,458
22		International Paper Co. (m)	1,032
1		Intuitive Surgical, Inc. (a) (m)	383
96		Invesco Ltd. (m)	3,179
245		Johnson & Johnson (m)	21,667
11		Johnson Controls, Inc. (m)	498
1		KBR, Inc. (m)	30
35		Kellogg Co. (m)	2,000
30		Kilroy Realty Corp. (m)	1,607
43		Kimberly-Clark Corp. (m)	4,653
73		Kimco Realty Corp. (m)	1,527
29		KLA-Tencor Corp. (m)	1,770
63		Kroger Co. (The) (m)	2,280
12		L-3 Communications Holdings, Inc. (m)	1,370
64		Lam Research Corp. (a) (m)	3,226
7		Lear Corp. (m)	505
51		Lennar Corp., Class A (m)	2,061
17		Lincoln National Corp. (m)	811
8		LinkedIn Corp., Class A (a) (m)	1,797
160		Lowe’s Cos., Inc. (m)	7,427
49		Macy’s, Inc. (m)	2,621
115		Marathon Oil Corp. (m)	3,755
48		Marathon Petroleum Corp. (m)	4,214
35		Marriott International, Inc., Class A (m)	1,748
104		Marsh & McLennan Cos., Inc. (m)	4,762
5		Martin Marietta Materials, Inc. (m)	575
144		Masco Corp. (m)	3,040
82		MasterCard, Inc., Class A (m)	6,210
29		Maxim Integrated Products, Inc. (m)	880
26		McDonald’s Corp. (m)	2,440
11		McGraw Hill Financial, Inc. (m)	808
35		McKesson Corp. (m)	6,048
—	(h)	Medtronic, Inc. (m)	19
187		Merck & Co., Inc. (m)	9,894
150		MetLife, Inc. (m)	7,357
12		Mettler-Toledo International, Inc. (a) (m)	2,926
—	(h)	Micron Technology, Inc. (a) (m)	10
587		Microsoft Corp. (m)	22,215
51		Molson Coors Brewing Co., Class B (m)	2,660
221		Mondelez International, Inc., Class A (m)	7,239
66		Monsanto Co. (m)	7,019
206		Morgan Stanley (m)	6,076
23		Mosaic Co. (The) (m)	1,028
8		National Fuel Gas Co. (m)	583
23		NetApp, Inc. (m)	993
84		NextEra Energy, Inc. (m)	7,716
115		NiSource, Inc. (m)	3,938
40		Nordstrom, Inc. (m)	2,281
74		Norfolk Southern Corp. (m)	6,861
1		NVR, Inc. (a) (m)	980
90		Occidental Petroleum Corp. (m)	7,856
24		Omnicom Group, Inc. (m)	1,769
325		Oracle Corp. (m)	11,979
17		Owens-Illinois, Inc. (a) (m)	530
111		PACCAR, Inc. (m)	6,190
5		Parker Hannifin Corp. (m)	590
141		PepsiCo, Inc. (m)	11,363
27		Perrigo Co. plc (m)	4,181
3		PetSmart, Inc. (m)	188
265		Pfizer, Inc. (m)	8,059
149		Philip Morris International, Inc. (m)	11,667
16		Phillips 66 (m)	1,163
6		Pioneer Natural Resources Co. (m)	1,094
68		PNC Financial Services Group, Inc. (The) (m)	5,407
6		priceline.com, Inc. (a) (m)	6,537
213		Procter & Gamble Co. (The) (m)	16,350
62		Prologis, Inc. (m)	2,418
49		Prudential Financial, Inc. (m)	4,152

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
8		Public Storage (m)	1,187
79		PulteGroup, Inc. (m)	1,607
163		QUALCOMM, Inc. (m)	12,100
63		Questar Corp. (m)	1,465
7		Range Resources Corp. (m)	584
11		Regency Centers Corp. (m)	549
—	(h)	Rock-Tenn Co., Class A (m)	4
34		Ross Stores, Inc. (m)	2,329
47		Royal Caribbean Cruises Ltd. (m)	2,316
7		SanDisk Corp. (m)	497
130		Schlumberger Ltd. (m)	11,423
57		Sempra Energy (m)	5,305
7		Sherwin-Williams Co. (The) (m)	1,294
36		Simon Property Group, Inc. (m)	5,537
6		Snap-on, Inc. (m)	560
—	(h)	Southwest Airlines Co. (m)	—	(h)
12		Splunk, Inc. (a) (m)	932
36		SPX Corp. (m)	3,552
5		Stanley Black & Decker, Inc. (m)	422
81		Starbucks Corp. (m)	5,742
37		Starwood Hotels & Resorts Worldwide, Inc. (m)	2,768
87		State Street Corp. (m)	5,855
58		Stryker Corp. (m)	4,509
108		SunTrust Banks, Inc. (m)	4,002
2		Superior Energy Services, Inc. (m)	36
21		SVB Financial Group (a) (m)	2,403
—	(h)	Target Corp. (m)	—	(h)
78		TD Ameritrade Holding Corp. (m)	2,422
37		Thermo Fisher Scientific, Inc. (m)	4,272
20		Thomson Reuters Corp. (m)	722
38		Time Warner Cable, Inc. (m)	5,050
140		Time Warner, Inc. (m)	8,778
118		TJX Cos., Inc. (m)	6,756
19		Toll Brothers, Inc. (a) (m)	701
30		Travelers Cos., Inc. (The) (m)	2,434
23		TRW Automotive Holdings Corp. (a) (m)	1,703
84		U.S. Bancorp (m)	3,318
64		Union Pacific Corp. (m)	11,076
36		United Continental Holdings, Inc. (a) (m)	1,658
10		United Parcel Service, Inc., Class B (m)	967
51		United States Steel Corp. (m)	1,326
107		United Technologies Corp. (m)	12,173
134		UnitedHealth Group, Inc. (m)	9,718
15		URS Corp. (m)	728
102		V.F. Corp. (m)	5,981
28		Valeant Pharmaceuticals International, Inc. (a) (m)	3,801
67		Valero Energy Corp. (m)	3,443
19		Ventas, Inc. (m)	1,167
220		Verizon Communications, Inc. (m)	10,573
32		Vertex Pharmaceuticals, Inc. (a) (m)	2,560
4		Viacom, Inc., Class B (m)	342
47		Visa, Inc., Class A (m)	10,086
23		VMware, Inc., Class A (a) (m)	2,038
19		W.W. Grainger, Inc. (m)	4,443
59		Wal-Mart Stores, Inc. (m)	4,398
144		Walt Disney Co. (The) (m)	10,446
8		Waste Management, Inc. (m)	313
449		Wells Fargo & Co. (m)	20,340
31		Williams Cos., Inc. (The) (m)	1,240
90		Xerox Corp. (m)	981
117		Xilinx, Inc. (m)	5,412
50		Yum! Brands, Inc. (m)	3,368
80		Zoetis, Inc. (m)	2,433

			1,063,567

		Total Common Stocks (Cost $1,751,040)	1,906,238

Preferred Stocks — 0.5%
		Germany — 0.5%
55		Henkel AG & Co. KGaA (m)	5,979
12		Volkswagen AG (m)	3,020

		Total Preferred Stocks (Cost $8,511)	8,999

Short-Term Investment — 7.1%
		Investment Company — 7.1%
141,868		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $141,868)	141,868

		Total Investments — 103.1% (Cost $1,901,419)	2,057,105

		Liabilities in Excess of Other Assets — (3.1)%	(61,882)

		NET ASSETS — 100.0%	$1,995,223

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	7.7%
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	7.1
Insurance	4.2
Media	2.9
Food Products	2.6
Software	2.5
Aerospace & Defense	2.3
Chemicals	2.2
IT Services	2.2
Beverages	2.2
Metals & Mining	2.1
Food & Staples Retailing	2.1
Diversified Telecommunication Services	2.1
Computers & Peripherals	2.0
Internet Software & Services	2.0
Capital Markets	1.9
Diversified Financial Services	1.9
Specialty Retail	1.8
Automobiles	1.8
Road & Rail	1.8
Real Estate Investment Trusts (REITs)	1.7
Electric Utilities	1.6
Hotels, Restaurants & Leisure	1.6
Biotechnology	1.6
Machinery	1.4
Household Products	1.4
Semiconductors & Semiconductor Equipment	1.3
Multi-Utilities	1.3
Industrial Conglomerates	1.3
Tobacco	1.2
Health Care Providers & Services	1.2
Communications Equipment	1.2
Energy Equipment & Services	1.1
Wireless Telecommunication Services	1.0
Electrical Equipment	1.0
Others (each less than 1.0%)	10.6
Short-Term Investment	6 .9

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
58	TOPIX Index	03/13/14	$6,898	$(139)
136	S&P/TSX 60 Index	03/20/14	19,149	71
35	SPI 200 Index	03/20/14	3,938	64
260	Dow Jones Euro STOXX 50 Index	03/21/14	10,583	(108)
47	FTSE 100 Index	03/21/14	4,990	(247)

				$(359)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $762,724,000 and 37.1%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,180
Aggregate gross unrealized depreciation	(32,494)

Net unrealized appreciation/depreciation	$155,686

Federal income tax cost of investments	$1,901,419

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$53,399	$—	$53,399
Austria	—	1,471	—	1,471
Belgium	—	8,324	—	8,324
Bermuda	2,345	—	—	2,345
Canada	55,202	—	—	55,202
China	—	733	—	733
Colombia	1	—	—	1
Denmark	1,568	12,444	—	14,012
Finland	—	2,454	—	2,454
France	—	74,590	—	74,590
Germany	—	64,832	—	64,832
Hong Kong	687	19,664	—	20,351
Ireland	10,124	5,140	—	15,264
Italy	—	20,071	—	20,071
Japan	—	161,120	—	161,120
Luxembourg	—	2,004	—	2,004
Netherlands	—	35,623	—	35,623
New Zealand	—	398	—	398
Norway	—	2,597	—	2,597
Portugal	—	3,165	—	3,165
Singapore	4,844	10,056	—	14,900
Spain	121	30,081	—	30,202
Sweden	—	13,401	—	13,401
Switzerland	11,110	79,787	—	90,897
United Kingdom	4,512	150,803	—	155,315
United States	1,063,567	—	—	1,063,567

Total Common Stocks	$1,154,081	$752,157	$—	$1,906,238

Preferred Stocks
Germany	—	8,999	—	8,999
Short-Term Investment
Investment Company	141,868	—	—	141,868

Total Investments in Securities	$1,295,949	$761,156	$—	$2,057,105

Appreciation in Other Financial Instruments
Futures Contracts	$135	$—	$—	$135

Depreciation in Other Financial Instruments
Futures Contracts	$(494)	$—	$—	$(494)

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
	Belgium — 1.4%
613	Anheuser-Busch InBev N.V. (m)	58,752

	Canada — 0.7%
652	Lululemon Athletica, Inc. (a) (m)	29,790

	China — 7.1%
435	Baidu, Inc., ADR (a) (m)	68,077
50,503	China Merchants Bank Co., Ltd., Class H (m)	88,957
157,000	Industrial & Commercial Bank of China Ltd., Class H (m)	96,800
14,800	Sinopharm Group Co., Ltd., Class H (m)	41,738

		295,572

	France — 9.8%
3,711	AXA S.A. (m)	97,343
440	Kering (m)	87,753
456	Renault S.A. (m)	39,613
1,063	Sanofi (m)	103,920
958	Technip S.A. (m)	81,688

		410,317

	Germany — 1.4%
449	Bayer AG (m)	59,091

	Hong Kong — 2.3%
6,000	China Overseas Land & Investment Ltd. (m)	16,106
370,000	Emperor Watch & Jewellery Ltd. (m)	24,306
25,000	KWG Property Holding Ltd. (m)	13,029
41,000	New World Department Store China Ltd. (m)	20,807
3,000	Wharf Holdings Ltd. (m)	20,422

		94,670

	India — 0.9%
1,149	ICICI Bank Ltd., ADR (m)	36,963

	Indonesia — 0.6%
36,000	Bank Rakyat Indonesia Persero Tbk PT (m)	24,602

	Israel — 2.5%
2,311	Teva Pharmaceutical Industries Ltd., ADR (m)	103,140

	Japan — 2.6%
3,300	Komatsu Ltd. (m)	69,659
900	Nitto Denko Corp. (m)	40,018

		109,677

	Netherlands — 1.6%
1,358	NXP Semiconductor N.V. (a) (m)	65,659

		65,659

	South Korea — 1.9%
99	Hyundai Motor Co. (m)	21,486
49	Samsung Electronics Co., Ltd. (m)	58,026

		79,512

	Switzerland — 9.8%
450	ACE Ltd. (m)	42,214
920	Cie Financiere Richemont S.A. (m)	85,105
11,711	Glencore Xstrata plc (a) (m)	61,746
576	Nestle S.A. (m)	41,743
1,415	Novartis AG (m)	111,843
3,222	UBS AG (a) (m)	63,906

		406,557

	United Kingdom — 14.0%
19,664	Barclays plc (m)	87,785
7,962	BG Group plc (m)	133,825
10,103	Just Retirement Group plc (a) (m)	41,479
7,666	Partnership Assurance Group plc (a) (m)	40,730
12,357	Premier Oil plc (m)	55,037
2,860	Prudential plc (m)	57,572
5,816	Standard Chartered plc (m)	118,204
13,537	Vodafone Group plc (m)	50,165

		584,797

	United States — 39.7%
667	Allergan, Inc. (m)	76,438
953	Anadarko Petroleum Corp. (m)	76,898
1,720	Baxter International, Inc. (m)	117,476
869	Capital One Financial Corp. (m)	61,360
3,379	Cisco Systems, Inc. (m)	74,034
3,119	Citigroup, Inc. (m)	147,934
441	Citrix Systems, Inc. (a) (m)	23,845
944	Comcast Corp., Class A (m)	51,401
418	Continental Resources, Inc. (a) (m)	46,064
400	eBay, Inc. (a) (m)	21,280
3,532	EMC Corp. (m)	85,616
773	Fluor Corp. (m)	58,717
1,925	Freeport-McMoRan Copper & Gold, Inc. (m)	62,389
108	Google, Inc., Class A (a) (m)	127,545
1,298	Hartford Financial Services Group, Inc. (m)	43,159
943	Johnson & Johnson (m)	83,427
1,199	MetLife, Inc. (m)	58,811
1,962	Microsoft Corp. (m)	74,262
1,426	Pfizer, Inc. (m)	43,350
1,032	QUALCOMM, Inc. (m)	76,595
3,661	Teradyne, Inc. (a) (m)	68,863

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — Continued
1,145	Time Warner, Inc. (m)	71,940
411	United Technologies Corp. (m)	46,862
807	UnitedHealth Group, Inc. (m)	58,330

		1,656,596

	Total Common Stocks (Cost $3,539,950)	4,015,695

Preferred Stock — 1.5%
	Germany — 1.5%
251	Volkswagen AG (m) (Cost $43,065)	63,345

Short-Term Investment — 0.6%
	Investment Company — 0.6%
25,038	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $25,038)	25,038

	Total Investments — 98.4% (Cost $3,608,053)	4,104,078
	Other Assets in Excess of Liabilities — 1.6%	68,543

	NET ASSETS — 100.0%	$4,172,621

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	14.2%
Commercial Banks	11.0
Insurance	9.3
Oil, Gas & Consumable Fuels	7.6
Internet Software & Services	5.3
Textiles, Apparel & Luxury Goods	4.9
Semiconductors & Semiconductor Equipment	4.7
Communications Equipment	3.7
Diversified Financial Services	3.6
Automobiles	3.0
Metals & Mining	3.0
Media	3.0
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.4
Software	2.4
Computers & Peripherals	2.1
Energy Equipment & Services	2.0
Machinery	1.7
Capital Markets	1.6
Consumer Finance	1.5
Beverages	1.4
Construction & Engineering	1.4
Wireless Telecommunication Services	1.2
Real Estate Management & Development	1.2
Aerospace & Defense	1.1
Food Products	1.0
Chemicals	1.0
Others (each less than 1.0%)	1.8

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $2,076,599 and 50.6%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$611,989
Aggregate gross unrealized depreciation	(115,964)

Net unrealized appreciation/depreciation	$496,025

Federal income tax cost of investments	$3,608,053

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$58,752	$—	$58,752
Canada	29,790	—	—	29,790
China	68,077	227,495	—	295,572
France	—	410,317	—	410,317
Germany	—	59,091	—	59,091
Hong Kong	—	94,670	—	94,670
India	36,963	—	—	36,963
Indonesia	—	24,602	—	24,602
Israel	103,140	—	—	103,140
Japan	—	109,677	—	109,677
Netherlands	65,659	—	—	65,659
South Korea	—	79,512	—	79,512
Switzerland	42,214	364,343	—	406,557
United Kingdom	—	584,797	—	584,797
United States	1,656,596	—	—	1,656,596

Total Common Stocks	2,002,439	2,013,256	—	4,015,695

Preferred Stock
Germany	—	63,345	—	63,345

Total Preferred Stock	—	63,345	—	63,345

Short-Term Investment
Investment Company	25,038	—	—	25,038

Total Investments in Securities	$2,027,477	$2,076,601	$—	$4,104,078

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 96.4%
Common Stocks — 81.5%
	Consumer Discretionary — 17.6%
	Hotels, Restaurants & Leisure — 5.8%
2,110	Las Vegas Sands Corp.	161,457
1,870	Starbucks Corp.	132,995

		294,452

	Internet & Catalog Retail — 7.3%
460	Amazon.com, Inc. (a)	164,998
180	priceline.com, Inc. (a)	206,080

		371,078

	Specialty Retail — 2.5%
1,670	Home Depot, Inc. (The)	128,339

	Textiles, Apparel & Luxury Goods — 2.0%
1,299	Michael Kors Holdings Ltd., (Hong Kong) (a)	103,829

	Total Consumer Discretionary	897,698

	Consumer Staples — 1.8%
	Food & Staples Retailing — 1.8%
1,780	Whole Foods Market, Inc.	93,023

	Energy — 2.7%
	Oil, Gas & Consumable Fuels — 2.7%
3,470	Cabot Oil & Gas Corp.	138,731

	Financials — 8.9%
	Capital Markets — 5.4%
680	Goldman Sachs Group, Inc. (The)	111,602
5,170	TD Ameritrade Holding Corp.	161,562

		273,164

	Consumer Finance — 1.6%
1,180	Capital One Financial Corp.	83,320

	Diversified Financial Services — 1.9%
450	IntercontinentalExchange Group, Inc.	93,955

	Total Financials	450,439

	Health Care — 14.1%
	Biotechnology — 12.4%
500	Alexion Pharmaceuticals, Inc. (a)	79,365
420	Biogen Idec, Inc. (a)	131,309
3,130	Gilead Sciences, Inc. (a)	252,434
580	Regeneron Pharmaceuticals, Inc. (a)	167,382

		630,490

	Health Care Providers & Services — 1.7%
1,185	Express Scripts Holding Co. (a)	88,508

	Total Health Care	718,998

	Industrials — 8.2%
	Aerospace & Defense — 1.4%
430	TransDigm Group, Inc.	71,823

	Machinery — 2.6%
1,800	Flowserve Corp.	130,194

	Road & Rail — 4.2%
2,030	Kansas City Southern	214,348

	Total Industrials	416,365

	Information Technology — 25.7%
	Internet Software & Services — 9.7%
2,180	Facebook, Inc., Class A (a)	136,403
255	Google, Inc., Class A (a)	301,147
270	LinkedIn Corp., Class A (a)	58,107

		495,657

	IT Services — 9.4%
690	Alliance Data Systems Corp. (a)	165,365
3,300	MasterCard, Inc., Class A	249,744
1,480	Teradata Corp. (a)	60,858

		475,967

	Semiconductors & Semiconductor Equipment — 3.7%
2,930	ARM Holdings plc, (United Kingdom), ADR	134,985
620	ASML Holding N.V., (Netherlands)	52,471

		187,456

	Software — 2.9%
2,440	Salesforce.com, Inc. (a)	147,693

	Total Information Technology	1,306,773

	Materials — 2.5%
	Chemicals — 2.5%
1,210	Monsanto Co.	128,925

	Total Common Stocks (Cost $2,547,533)	4,150,952

Short-Term Investment — 14.9%
	Investment Company — 14.9%
758,044	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $758,044)	758,044

	Total Investments — 96.4% (Cost $3,305,577)	4,908,996
	Other Assets in Excess of Liabilities — 3.6%	181,075

	NET ASSETS — 100.0%	$5,090,071

Percentages indicated are based on net assets.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

SHORT POSITIONS

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(22)	E-mini S&P 500	03/21/14	$(1,954,260)	$22,231

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,616,245
Aggregate gross unrealized depreciation	(12,826)

Net unrealized appreciation/depreciation	$1,603,419

Federal income tax cost of investments	$3,305,577

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,908,996	$—	$—	$4,908,996
Appreciation in Other Financial Instruments
Futures Contracts	$22,231	$—	$—	$22,231

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.8%
	United States — 4.8%
	ABFC Trust,
1,733	Series 2005-WF1, Class M1, VAR, 0.518%, 11/25/34	1,472
2,873	Series 2004-OPT3, Class M1, VAR, 0.908%, 09/25/33	2,761
439	Series 2003-OPT1, Class A1A, VAR, 0.978%, 04/25/33	412
1,506	Series 2004-HE1, Class M1, VAR, 1.058%, 03/25/34	1,384
3,179	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 0.738%, 01/25/35	2,936
	ACE Securities Corp. Home Equity Loan Trust,
6,208	Series 2003-OP1, Class M1, VAR, 1.208%, 12/25/33	5,838
2,037	Series 2003-FM1, Class M1, VAR, 1.448%, 11/25/32	1,791
2,243	Series 2004-OP1, Class M2, VAR, 1.733%, 04/25/34	2,037
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
525	Series 2004-R3, Class A1B, VAR, 0.508%, 05/25/34	517
10,487	Series 2004-R1, Class M1, VAR, 0.953%, 02/25/34	9,441
926	Series 2004-R1, Class M2, VAR, 1.028%, 02/25/34	820
565	Series 2004-R8, Class M1, VAR, 1.118%, 09/25/34	556
2,065	Series 2003-13, Class M1, VAR, 1.178%, 01/25/34	1,881
1,985	Argent Securities, Inc., Series 2003-W5, Class M2, VAR, 2.933%, 10/25/33	1,858
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
3,484	Series 2004-W6, Class M1, VAR, 0.708%, 05/25/34	3,389
2,100	Series 2004-W7, Class M2, VAR, 1.058%, 05/25/34	1,951
1,153	Series 2004-W2, Class M2, VAR, 2.033%, 04/25/34	1,039
854	Series 2004-W2, Class M3, VAR, 2.258%, 04/25/34	738
	Asset-Backed Securities Corp. Home Equity Loan Trust,
3,225	Series 2001-HE3, Class A1, VAR, 0.700%, 11/15/31	3,005
1,643	Series 2001-HE3, Class M1, VAR, 1.060%, 11/15/31	1,485
4,755	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	4,730
	Bayview Opportunity Master Fund Trust,
1,841	Series 2013-2RPL, Class A, SUB, 3.721%, 03/28/18 (e)	1,827
4,145	Series 2013-3RPL, Class A, SUB, 3.721%, 04/28/18 (e)	4,187
991	Series 2013-14NP, Class A, SUB, 4.213%, 08/28/33 (e)	997
	Bear Stearns Asset-Backed Securities I Trust,
780	Series 2005-AQ2, Class A3, VAR, 0.518%, 09/25/35	748
1,500	Series 2004-HE11, Class M2, VAR, 1.733%, 12/25/34	1,406
	Bear Stearns Asset-Backed Securities Trust,
2,919	Series 2004-SD4, Class A1, VAR, 1.058%, 08/25/44	2,910
2,733	Series 2004-HE2, Class M2, VAR, 1.958%, 03/25/34	2,529
	Centex Home Equity Loan Trust,
896	Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	812
2,527	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,836
2,445	Series 2005-A, Class M1, VAR, 0.638%, 01/25/35	2,293
2,347	Series 2004-A, Class M1, VAR, 0.758%, 01/25/34	2,142
	Chase Funding Loan Acquisition Trust,
3,070	Series 2004-AQ1, Class M1, VAR, 0.888%, 05/25/34	2,637
2,351	Series 2004-OPT1, Class M2, VAR, 1.658%, 06/25/34	2,237
	Chase Funding Trust,
2,521	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,642
2,296	Series 2004-1, Class 2M1, VAR, 0.908%, 09/25/33	2,084
3,643	Series 2003-6, Class 2M1, VAR, 0.908%, 11/25/34	3,445
807	Series 2003-5, Class 1M2, VAR, 5.365%, 09/25/32	584
2,212	Series 2004-2, Class 1M1, VAR, 5.700%, 02/25/35	2,061
	Citigroup Mortgage Loan Trust, Inc.,
113	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	115

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
588	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	568
— (h)	Series 2006-WFH2, Class A2A, VAR, 0.308%, 08/25/36	– (h)
2,156	Series 2006-WFH4, Class A3, VAR, 0.308%, 11/25/36	2,093
552	Series 2007-WFH2, Class A2, VAR, 0.308%, 03/25/37	551
529	Series 2005-OPT1, Class M4, VAR, 1.208%, 02/25/35	405
	Countrywide Asset-Backed Certificates,
180	Series 2006-2, Class 2A2, VAR, 0.348%, 06/25/36	174
1,995	Series 2003-3, Class 3A, VAR, 0.698%, 11/25/33	1,819
2,436	Series 2004-6, Class M2, VAR, 0.808%, 10/25/34	2,298
11,406	Series 2004-2, Class M1, VAR, 0.908%, 05/25/34	10,483
6,261	Series 2004-3, Class M1, VAR, 0.908%, 06/25/34	5,637
6,777	Series 2003-BC1, Class A1, VAR, 0.958%, 03/25/33	6,225
923	Series 2004-1, Class M2, VAR, 0.983%, 03/25/34	887
1,742	Series 2004-ECC2, Class M2, VAR, 1.133%, 12/25/34	1,646
8,106	Series 2004-5, Class M2, VAR, 1.163%, 07/25/34	7,694
1,323	Series 2002-3, Class M1, VAR, 1.283%, 03/25/32	1,228
1,332	Series 2005-11, Class AF6, VAR, 5.050%, 02/25/36	1,273
1,199	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 4.398%, 12/25/35	1,126
	Equity One Mortgage Pass-Through Trust,
881	Series 2003-4, Class M1, SUB, 5.405%, 10/25/34	872
447	Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	451
	First Franklin Mortgage Loan Trust,
7,147	Series 2005-FF10, Class A4, VAR, 0.478%, 11/25/35	6,788
2,034	Series 2005-FF11, Class A2D, VAR, 0.498%, 11/25/35	1,966
3,659	Series 2004-FF5, Class A1, VAR, 0.878%, 08/25/34	3,394
12,746	Series 2004-FF4, Class M1, VAR, 1.013%, 06/25/34	11,222
	Fremont Home Loan Trust,
432	Series 2006-3, Class 2A2, VAR, 0.278%, 02/25/37	430
4,418	Series 2004-2, Class M2, VAR, 1.088%, 07/25/34	4,131
1,504	Series 2004-B, Class M2, VAR, 1.103%, 05/25/34	1,395
3,003	GSAA Trust, Series 2005-6, Class A3, VAR, 0.528%, 06/25/35	2,829
	GSAMP Trust,
4,831	Series 2006-FM1, Class A2C, VAR, 0.318%, 04/25/36	3,592
3,489	Series 2007-SEA1, Class A, VAR, 0.458%, 12/25/36 (e)	3,129
1,043	Series 2005-SEA2, Class A1, VAR, 0.508%, 01/25/45 (e)	1,014
2,195	Series 2003-SEA, Class A1, VAR, 0.558%, 02/25/33	2,032
2,756	Series 2005-NC1, Class M1, VAR, 0.833%, 02/25/35	2,654
2,468	Series 2003-HE1, Class M1, VAR, 1.402%, 06/20/33	2,496
	Home Equity Asset Trust,
890	Series 2004-6, Class M2, VAR, 1.058%, 12/25/34	827
788	Series 2004-7, Class M2, VAR, 1.148%, 01/25/35	751
1,496	Series 2003-3, Class M1, VAR, 1.448%, 08/25/33	1,402
	Home Equity Mortgage Loan Asset-Backed Trust,
3,575	Series 2004-C, Class M1, VAR, 0.998%, 03/25/35	3,174
4,153	Series 2004-C, Class M2, VAR, 1.058%, 03/25/35	3,901
	Long Beach Mortgage Loan Trust,
872	Series 2005-WL2, Class M1, VAR, 0.628%, 08/25/35	843
1,471	Series 2001-2, Class M1, VAR, 0.998%, 07/25/31	1,299
232	Series 2004-3, Class M2, VAR, 1.058%, 07/25/34	222
4,063	Series 2002-5, Class M1, VAR, 1.403%, 11/25/32	3,764
	Mastr Asset-Backed Securities Trust,
3,997	Series 2005-NC1, Class M2, VAR, 0.908%, 12/25/34	3,598
4,249	Series 2004-OPT2, Class M2, VAR, 1.133%, 09/25/34	3,698
33	Series 2003-WMC2, Class M1, VAR, 1.208%, 08/25/33	33

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
	Merrill Lynch Mortgage Investors Trust,
1,705	Series 2003-OPT1, Class M1, VAR, 1.133%, 07/25/34	1,458
168	Series 2004-WMC5, Class M5, VAR, 1.883%, 07/25/35	148
	Morgan Stanley ABS Capital I, Inc. Trust,
610	Series 2005-HE1, Class M2, VAR, 0.863%, 12/25/34	591
435	Series 2005-NC1, Class M3, VAR, 0.923%, 01/25/35	336
1,871	Series 2005-HE1, Class M3, VAR, 0.938%, 12/25/34	1,576
1,825	Series 2004-NC3, Class M1, VAR, 0.953%, 03/25/34	1,726
13,515	Series 2004-HE1, Class M1, VAR, 1.013%, 01/25/34	12,392
6,319	Series 2004-HE3, Class M1, VAR, 1.013%, 03/25/34	5,858
6,479	Series 2004-NC5, Class M1, VAR, 1.058%, 05/25/34	5,867
6,813	Series 2004-HE6, Class M2, VAR, 1.058%, 08/25/34	6,533
3,450	Series 2004-WMC2, Class M1, VAR, 1.073%, 07/25/34	3,282
3,202	Series 2004-OP1, Class M2, VAR, 1.073%, 11/25/34	3,064
1,429	Series 2004-HE7, Class M2, VAR, 1.103%, 08/25/34	1,359
553	Series 2004-NC7, Class M3, VAR, 1.133%, 07/25/34	555
1,377	Series 2004-HE6, Class M3, VAR, 1.133%, 08/25/34	1,211
131	Series 2004-HE7, Class M3, VAR, 1.178%, 08/25/34	122
1,706	Series 2004-OP1, Class M3, VAR, 1.178%, 11/25/34	1,573
980	Series 2004-NC8, Class M3, VAR, 1.268%, 09/25/34	904
1,714	Series 2004-HE8, Class M3, VAR, 1.283%, 09/25/34	1,617
1,565	Series 2004-HE2, Class M3, VAR, 2.333%, 03/25/34	975
714	Series 2004-NC3, Class B1, VAR, 2.633%, 03/25/34	189
	New Century Home Equity Loan Trust,
421	Series 2005-1, Class M3, VAR, 0.938%, 03/25/35	348
2,633	Series 2004-4, Class M2, VAR, 0.953%, 02/25/35	2,393
434	Series 2004-2, Class M2, VAR, 1.088%, 08/25/34	409
1,605	Series 2004-2, Class M4, VAR, 1.958%, 08/25/34	1,475
1,370	Series 2004-2, Class M6, VAR, 2.408%, 08/25/34	1,097
1,459	Series 2003-B, Class M2, VAR, 2.633%, 11/25/33	1,381
2,141	NovaStar Mortgage Funding Trust, Series 2003-3, Class M2, VAR, 2.633%, 12/25/33	2,035
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
9,730	Series 2003-5, Class A1, VAR, 0.798%, 08/25/33	9,078
766	Series 2003-5, Class A2, VAR, 0.798%, 08/25/33	717
4,879	Series 2002-6, Class A1, VAR, 0.918%, 11/25/32	4,498
1,150	Series 2002-6, Class A2, VAR, 0.958%, 11/25/32	1,067
860	Series 2003-2, Class M1, VAR, 1.133%, 04/25/33	718
2,121	Series 2003-3, Class M1A, VAR, 1.718%, 06/25/33	1,993
588	Series 2003-5, Class M2, VAR, 2.483%, 08/25/33	463
	Option One Mortgage Loan Trust,
7,750	Series 2002-3, Class A1, VAR, 0.658%, 08/25/32	7,259
1,196	Series 2002-3, Class A2, VAR, 0.698%, 08/25/32	1,077
13,256	Series 2004-2, Class M1, VAR, 0.953%, 05/25/34	11,607
2,329	Series 2003-1, Class A2, VAR, 0.998%, 02/25/33	2,150
2,965	Series 2004-3, Class M2, VAR, 1.013%, 11/25/34	2,880
2,132	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 1.883%, 10/25/34	1,445
	RAMP Trust,
538	Series 2004-RS11, Class M1, VAR, 0.778%, 11/25/34	525
1,168	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	1,143
	RASC Trust,
3,541	Series 2006-KS7, Class A3, VAR, 0.308%, 09/25/36	3,387
3,352	Series 2005-KS2, Class M1, VAR, 0.803%, 03/25/35	3,027

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States — Continued
	Renaissance Home Equity Loan Trust,
2,247	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	2,019
2,058	Series 2003-3, Class M2F, SUB, 5.681%, 12/25/33	1,890
1,537	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	1,309
1,550	Series 2005-2, Class AV3, VAR, 0.528%, 08/25/35	1,391
881	Series 2004-1, Class M1, VAR, 0.738%, 05/25/34	764
1,769	Series 2003-3, Class M1, VAR, 0.888%, 12/25/33	1,682
3,787	Series 2003-4, Class M1, VAR, 1.008%, 03/25/34	3,414
	Saxon Asset Securities Trust,
1,447	Series 2006-2, Class A3C, VAR, 0.308%, 09/25/36	1,277
3,407	Series 2003-3, Class M1, VAR, 1.133%, 12/25/33	3,193
1,768	Series 2004-2, Class MV2, VAR, 1.958%, 08/25/35	1,660
	Securitized Asset-Backed Receivables LLC Trust,
4,808	Series 2005-OP1, Class M2, VAR, 0.833%, 01/25/35	4,330
4,316	Series 2004-NC1, Class M1, VAR, 0.938%, 02/25/34	3,882
3,656	Series 2005-FR2, Class M2, VAR, 1.133%, 03/25/35	3,429
1,383	Series 2004-OP1, Class M2, VAR, 1.808%, 02/25/34	1,130
4,346	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M2, VAR, 1.763%, 02/25/35	3,999
	Structured Asset Investment Loan Trust,
3,985	Series 2005-HE2, Class M1, VAR, 0.878%, 07/25/35	3,694
16,071	Series 2004-6, Class A3, VAR, 0.958%, 07/25/34	15,079
979	Series 2004-8, Class M2, VAR, 1.088%, 09/25/34	869
7,529	Series 2004-1, Class M1, VAR, 1.133%, 02/25/34	7,162
715	Series 2003-BC10, Class A4, VAR, 1.158%, 10/25/33	674
6,123	Series 2004-7, Class M1, VAR, 1.208%, 08/25/34	5,633
4,736	Series 2003-BC7, Class M1, VAR, 1.283%, 07/25/33	4,518
1,110	Series 2003-BC3, Class M1, VAR, 1.583%, 04/25/33	1,083
4,102	Series 2003-BC11, Class M2, VAR, 2.708%, 10/25/33	3,909
1,540	Series 2004-1, Class M2, VAR, 2.858%, 02/25/34	1,464
292	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, VAR, 1.508%, 04/25/33	283
	Vericrest Opportunity Loan Transferee LLC,
6,460	Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	6,439
6,368	Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	6,344
4,611	Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	4,613
	Wells Fargo Home Equity Asset-Backed Securities,
108	Series 2004-2, Class A21B, VAR, 0.578%, 10/25/34	104
2,776	Series 2004-2, Class M1, VAR, 0.758%, 10/25/34	2,544
2,336	Series 2004-2, Class M4, VAR, 1.358%, 10/25/34	2,076
	Wells Fargo Home Equity Asset-Backed Securities Trust,
553	Series 2004-2, Class M8A, VAR, 3.158%, 10/25/34 (e)	474
553	Series 2004-2, Class M8B, VAR, 5.000%, 10/25/34 (e)	488
	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
799	Series 2004-1, Class M2, VAR, 0.788%, 04/25/34	700
1,293	Series 2004-1, Class M4, VAR, 1.308%, 04/25/34	1,036

	Total Asset-Backed Securities (Cost 398,486)	421,610
Collateralized Mortgage Obligations — 5.3%
	Non-Agency CMO — 5.3%
	United States — 5.3%
	Adjustable Rate Mortgage Trust
9,812	Series 2004-2, Class 6A1, VAR, 2.490%, 02/25/35	9,801
9,926	Series 2004-4, Class 4A1, VAR, 2.492%, 03/25/35	9,978

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
	Alternative Loan Trust
406	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	413
151	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	150
552	Series 2004-4CB, Class 3A1, 5.000%, 04/25/34	575
2,188	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	1,996
333	Series 2003-J1, Class 1A2, 5.250%, 10/25/33	346
948	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	927
2,282	Series 2005-21CB, Class A4, 5.250%, 06/25/35	2,188
1,267	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,209
586	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	516
1,068	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,092
8,758	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	8,666
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,387
11,693	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	11,519
880	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	879
3,685	Series 2005-13CB, Class A4, 5.500%, 05/25/35	3,373
10,619	Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	10,464
8,223	Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	8,357
565	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	514
6,049	Series 2005-23CB, Class A15, 5.500%, 07/25/35	5,856
1,023	Series 2005-J14, Class A3, 5.500%, 12/25/35	889
5,437	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	4,932
2,148	Series 2005-64CB, Class 1A1, 5.500%, 12/25/35	1,949
502	Series 2006-J1, Class 1A13, 5.500%, 02/25/36	441
2,858	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	2,636
1,714	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	1,507
1,314	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,300
657	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	658
846	Series 2007-25, Class 2A1, 6.000%, 11/25/22	825
2,799	Series 2004-12CB, Class 2A1, 6.000%, 06/25/34	2,956
807	Series 2004-27CB, Class A1, 6.000%, 12/25/34	796
2,557	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	2,601
10,152	Series 2005-21CB, Class A17, 6.000%, 06/25/35	10,099
1,724	Series 2006-19CB, Class A15, 6.000%, 08/25/36	1,435
561	Series 2006-25CB, Class A2, 6.000%, 10/25/36	487
2,125	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	2,119
	Banc of America Alternative Loan Trust
1,773	Series 2005-12, Class 5A1, 5.250%, 01/25/21	1,787
512	Series 2005-4, Class 3A1, 5.500%, 05/25/20	526
355	Series 2005-6, Class 7A1, 5.500%, 07/25/20	362
160	Series 2005-6, Class 5A4, 5.500%, 07/25/35	150
1,985	Series 2005-11, Class 4A5, 5.750%, 12/25/35	1,784
36	Series 2006-4, Class 2A1, 6.000%, 05/25/21	37
2,105	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,752
1,634	Series 2006-5, Class CB7, 6.000%, 06/25/46	1,384
	Banc of America Funding Trust
1,047	Series 2007-4, Class 8A1, 5.500%, 11/25/34	1,030
4,372	Series 2005-6, Class 1A2, 5.500%, 10/25/35	4,311
1,749	Series 2006-2, Class 2A20, 5.750%, 03/25/36	1,697
4,556	Series 2005-7, Class 4A7, 6.000%, 11/25/35	4,826
859	Series 2006-A, Class 1A1, VAR, 2.631%, 02/20/36	860
	Banc of America Mortgage Trust
255	Series 2005-3, Class 2A2, 5.500%, 03/25/35	257

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
1,278	Series 2007-3, Class 1A1, 6.000%, 09/25/37	1,197
2,566	Series 2004-A, Class 2A2, VAR, 2.793%, 02/25/34	2,566
1,665	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 1.163%, 10/25/34	1,328
709	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	676
	Chase Mortgage Finance Trust
3,139	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	2,656
621	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	561
26,273	Series 2007-A2, Class 3A1, VAR, 2.741%, 07/25/37	26,377
	CHL Mortgage Pass-Through Trust
543	Series 2005-20, Class A7, 5.250%, 12/25/27	532
1,255	Series 2005-5, Class A2, 5.500%, 03/25/35	1,287
363	Series 2005-13, Class A3, 5.500%, 06/25/35	363
526	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	502
4,960	Series 2006-10, Class 1A16, 6.000%, 05/25/36	4,472
1,232	Series 2007-13, Class A4, 6.000%, 08/25/37	1,164
249	Series 2006-15, Class A1, 6.250%, 10/25/36	226
1,457	Series 2007-18, Class 2A1, 6.500%, 11/25/37	1,243
2,183	Series 2004-25, Class 2A1, VAR, 0.498%, 02/25/35	1,937
496	Series 2003-27, Class A1, VAR, 2.742%, 06/25/33	472
2,267	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	2,028
	Citigroup Mortgage Loan Trust
3,952	Series 2005-9, Class 2A2, 5.500%, 11/25/35	3,919
1,899	Series 2005-11, Class A2A, VAR, 2.510%, 10/25/35	1,879
82	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	83
	Credit Suisse First Boston Mortgage Securities Corp.
211	Series 2005-10, Class 12A1, 5.250%, 11/25/20	212
10,091	Series 2005-2, Class 1A2, 5.250%, 01/25/28	10,354
6,471	Series 2005-10, Class 11A1, 5.500%, 11/25/20	6,598
13,796	Series 2004-4, Class 4A1, 5.500%, 08/25/34	14,684
2,043	Series 2005-4, Class 3A17, 5.500%, 06/25/35	2,107
948	Series 2005-10, Class 5A3, 5.500%, 11/25/35	830
4,965	Series 2004-AR6, Class 7A1, VAR, 2.521%, 10/25/34	5,084
2,379	Series 2004-AR5, Class 6A1, VAR, 2.562%, 06/25/34	2,410
7,780	Series 2004-AR4, Class 4A1, VAR, 2.607%, 05/25/34	7,864
	CSMC Mortgage-Backed Trust
529	Series 2007-3, Class 4A5, 5.000%, 04/25/37	491
2,231	Series 2007-2, Class 3A13, 5.500%, 03/25/37	2,150
226	Series 2006-8, Class 5A1, VAR, 5.730%, 10/25/26	196
	First Horizon Alternative Mortgage Securities Trust
421	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	427
2,333	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	2,315
	First Horizon Mortgage Pass-Through Trust
90	Series 2005-8, Class 2A1, 5.250%, 02/25/21	90
8,180	Series 2005-5, Class 1A6, 5.500%, 10/25/35	8,157
197	Series 2006-2, Class 1A7, 6.000%, 08/25/36	194
1,491	Series 2006-2, Class 1A3, 6.000%, 08/25/36	1,468
1,164	Series 2006-3, Class 1A13, 6.250%, 11/25/36	1,198
2,087	GMACM Mortgage Loan Trust, Series 2004-AR2, Class 3A, VAR, 3.129%, 08/19/34	2,029
	GSR Mortgage Loan Trust
1,441	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	1,422
741	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	793
1,008	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	1,042

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
2,632	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	2,542
4,262	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	4,142
1,262	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	1,180
729	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.467%, 08/19/45	662
	Impac CMB Trust
2,888	Series 2004-5, Class 1A1, VAR, 0.878%, 10/25/34	2,783
1,615	Series 2004-9, Class 1A1, VAR, 0.918%, 01/25/35	1,436
2,387	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, VAR, 0.458%, 07/25/35	2,153
	JP Morgan Mortgage Trust
564	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	557
516	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	514
409	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	411
507	Series 2004-A6, Class 1A1, VAR, 2.399%, 12/25/34	497
968	Series 2007-A1, Class 2A2, VAR, 2.622%, 07/25/35	974
1,468	Series 2005-A3, Class 6A6, VAR, 2.751%, 06/25/35	1,488
662	Series 2005-A8, Class 1A1, VAR, 5.087%, 11/25/35	638
3,408	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	3,196
	Lehman XS Trust
10,369	Series 2005-7N, Class 1A1A, VAR, 0.428%, 12/25/35	9,772
14,416	Series 2005-5N, Class 3A1A, VAR, 0.458%, 11/25/35	12,693
	MASTR Alternative Loan Trust
2,251	Series 2006-3, Class 3A1, 5.500%, 06/25/21	2,102
1,426	Series 2005-3, Class 1A1, 5.500%, 04/25/35	1,452
2,223	Series 2005-6, Class 1A2, 5.500%, 12/25/35	1,962
668	Series 2005-5, Class 3A1, 5.750%, 08/25/35	598
3,907	Series 2004-12, Class 3A1, 6.000%, 12/25/34	4,132
1,020	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF2, 6.250%, 10/25/36	990
	Morgan Stanley Mortgage Loan Trust
477	Series 2005-4, Class 1A, 5.000%, 08/25/35	484
1,119	Series 2006-2, Class 1A, 5.250%, 02/25/21	1,078
1,764	Series 2004-9, Class 1A, VAR, 5.676%, 11/25/34	1,755
453	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	463
	RALI Trust
238	Series 2003-QS20, Class CB, 5.000%, 11/25/18	245
5,669	Series 2005-QS6, Class A1, 5.000%, 05/25/35	5,343
372	Series 2005-QS2, Class A1, 5.500%, 02/25/35	369
234	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	228
2,647	Series 2005-QS17, Class A3, 6.000%, 12/25/35	2,309
4,910	Series 2006-QS4, Class A2, 6.000%, 04/25/36	3,907
1,106	Series 2004-QS15, Class A2, VAR, 0.558%, 11/25/34	1,053
4,569	Series 2004-QA3, Class CB2, VAR, 3.685%, 08/25/34	4,650
	Residential Asset Securitization Trust
875	Series 2004-A6, Class A1, 5.000%, 08/25/19	898
1,095	Series 2004-A8, Class A1, 5.250%, 11/25/34	1,141
6,607	Series 2005-A3, Class A2, 5.500%, 04/25/35	5,794
330	Series 2005-A14, Class A1, 5.500%, 12/25/35	297
4,449	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	4,070
	RFMSI Trust
1,480	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	1,518
507	Series 2006-S10, Class 2A1, 5.500%, 10/25/21	524
129	Series 2006-S12, Class 2A2, 6.000%, 12/25/36	128
3,057	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.584%, 03/25/46	2,575

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
12,655	Series 2004-10, Class 1A1, VAR, 5.426%, 06/25/34	13,128
1,281	Series 2003-35, Class B1, VAR, 5.566%, 12/25/33	1,059
1,244	Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A3, 5.500%, 05/25/35	1,281
4,162	Vericrest Opportunity Loan Transferee LLC, 4.250%, 08/25/58	4,183
	WaMu Mortgage Pass-Through Certificates
105	Series 2005-AR15, Class A1A1, VAR, 0.418%, 11/25/45	97
1,275	Series 2005-AR16, Class 1A1, VAR, 2.363%, 12/25/35	1,181
3,050	Series 2005-AR5, Class A6, VAR, 2.400%, 05/25/35	2,942
4,022	Series 2004-AR11, Class A, VAR, 2.434%, 10/25/34	4,004
2,296	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	2,207
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4,123	Series 2005-1, Class 1A3, 5.500%, 03/25/35	4,038
1,650	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,623
2,683	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	2,496
3,776	Series 2007-1, Class 2A1, 6.000%, 01/25/22	3,675
522	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	411
	Wells Fargo Mortgage-Backed Securities Trust
2,830	Series 2006-5, Class 1A5, 5.250%, 04/25/36	2,905
90	Series 2007-5, Class 2A3, 5.500%, 05/25/22	92
836	Series 2005-10, Class A2, 5.500%, 10/25/35	885
39	Series 2006-3, Class A9, 5.500%, 03/25/36	39
56	Series 2007-12, Class A13, 5.500%, 09/25/37	56
4,390	Series 2006-4, Class 1A9, 5.750%, 04/25/36	4,561
979	Series 2007-2, Class 1A13, 6.000%, 03/25/37	936
1,686	Series 2007-15, Class A1, 6.000%, 11/25/37	1,673
714	Series 2004-DD, Class 2A6, VAR, 2.615%, 01/25/35	718
15,745	Series 2004-DD, Class 1A1, VAR, 2.616%, 01/25/35	15,906
1,206	Series 2004-Q, Class 1A2, VAR, 2.616%, 09/25/34	1,237
5,565	Series 2006-AR6, Class 5A1, VAR, 2.618%, 03/25/36	5,516
3,001	Series 2005-AR10, Class 1A1, VAR, 2.619%, 06/25/35	3,066
6,312	Series 2005-AR8, Class 1A1, VAR, 2.625%, 06/25/35	6,449
4,409	Series 2005-AR5, Class 1A1, VAR, 2.668%, 04/25/35	4,384
1,094	Series 2005-AR4, Class 2A2, VAR, 2.671%, 04/25/35	1,114

	Total Collateralized Mortgage Obligations (Cost 446,752)	461,747

SHARES
Common Stocks — 46.0%
	Australia — 1.6%
893	Australia & New Zealand Banking Group Ltd. (m)	23,530
11,229	Dexus Property Group (m)	9,794
8,362	Goodman Group (m)	34,166
7,486	Mirvac Group (m)	10,940
5,983	Transurban Group (m)	36,149
2,109	Westfield Group (m)	18,860
2,764	Westfield Retail Trust (m)	7,303

		140,742

	Austria — 0.0% (g)
514	IMMOFINANZ AG (a)	2,425

	Belgium — 0.3%
53	Belgacom S.A.	1,508
20	Groupe Bruxelles Lambert S.A.	1,782
166	Solvay S.A. (m)	23,152
53	Warehouses De Pauw S.C.A. (m)	3,775

		30,217

	Bermuda — 0.1%
52	Seadrill Ltd.	1,852
117	Validus Holdings Ltd.	4,207

		6,059

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Brazil — 0.9%
438	AES Tiete S.A. (m)	3,152
4,492	AMBEV S.A., ADR (m)	29,377
1,375	Banco do Brasil S.A. (m)	11,904
652	CCR S.A. (m)	4,200
458	Cielo S.A. (m)	12,204
322	Embraer S.A., ADR (m)	9,874
612	Tractebel Energia S.A. (m)	8,749

		79,460

	Canada — 0.8%
168	Allied Properties Real Estate Investment Trust (m)	4,918
201	Artis Real Estate Investment Trust (m)	2,718
673	Bank of Montreal (m)	41,119
265	Canadian Apartment Properties REIT (m)	5,040
53	Canadian Real Estate Investment Trust (m)	2,027
121	Dundee Real Estate Investment Trust, Class A (m)	3,171
110	First Capital Realty, Inc. (m)	1,735
123	H&R Real Estate Investment Trust (m)	2,336
246	RioCan Real Estate Investment Trust (m)	5,478

		68,542

	China — 1.3%
26,869	Bank of China Ltd., Class H (m)	11,341
14,983	China Construction Bank Corp., Class H (m)	10,380
11,828	China Shenhua Energy Co., Ltd., Class H (m)	30,358
15,958	Industrial & Commercial Bank of China Ltd., Class H (m)	9,839
2,944	Jiangsu Expressway Co., Ltd., Class H (m)	3,696
2,127	MGM China Holdings Ltd. (m)	8,337
8,697	Wynn Macau Ltd. (m)	36,939
3,414	Zhejiang Expressway Co., Ltd., Class H (m)	3,047

		113,937

	Denmark — 0.5%
4,214	TDC A/S (m)	39,605
26	Tryg A/S	2,475

		42,080

	Finland — 0.5%
94	Elisa OYJ	2,402
120	Fortum OYJ	2,581
33	Nokian Renkaat OYJ	1,391
85	Pohjola Bank plc, Class A	1,672
43	Sampo, Class A	1,984
167	Stora Enso OYJ, Class R	1,554
1,355	Technopolis OYJ (m)	8,295
1,669	UPM-Kymmene OYJ (m)	25,559

		45,438

	France — 2.7%
1,290	AXA S.A. (m)	33,832
442	BNP Paribas S.A. (m)	34,087
62	Bouygues S.A.	2,362
14	Casino Guichard Perrachon S.A.	1,491
117	CNP Assurances	2,286
691	Electricite de France (m)	23,451
29	Fonciere Des Regions	2,356
140	GDF Suez (m)	3,095
12	Gecina S.A.	1,423
90	ICADE (m)	7,854
24	Klepierre	1,026
68	Lagardere S.C.A	2,385
236	Orange S.A.	2,918
64	Rexel S.A.	1,645
290	Schneider Electric S.A. (m)	23,355
72	SCOR SE	2,336
133	Suez Environnement Co.	2,387
104	Total S.A.	5,907
217	Unibail-Rodamco SE (m)	52,167
154	Veolia Environnement S.A.	2,409
422	Vinci S.A. (m)	27,611
125	Vivendi S.A.	3,367

		239,750

	Germany — 1.6%
379	Alstria Office REIT-AG (a) (m)	4,920
18	Axel Springer SE	1,157
403	BASF SE (m)	43,100
486	Daimler AG (m)	40,554
2,483	Deutsche Telekom AG (m)	40,148
30	Hannover Rueck SE	2,363
12	Muenchener Rueckversicherungs AG	2,546
56	ProSiebenSat.1 Media AG	2,499

		137,287

	Hong Kong — 0.8%
1,118	China Mobile Ltd. (m)	10,664
813	Dah Chong Hong Holdings Ltd. (m)	477
607	Hang Seng Bank Ltd. (m)	9,526
1,684	Hutchison Whampoa Ltd. (m)	20,855
1,823	Link REIT (The) (m)	8,243
1,493	New World Development Co., Ltd. (m)	1,867
2,862	SJM Holdings Ltd. (m)	8,871
407	VTech Holdings Ltd. (m)	4,920

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Hong Kong — Continued
705	Wharf Holdings Ltd. (m)	4,799

		70,222

	India — 0.1%
2,875	Coal India Ltd. (m)	11,300

	Indonesia — 0.2%
1,600	Indo Tambangraya Megah Tbk PT (m)	3,514
13,534	Perusahaan Gas Negara Persero Tbk PT (m)	5,265
62,839	Telekomunikasi Indonesia Persero Tbk PT (m)	11,653

		20,432

	Ireland — 0.3%
381	Accenture plc, Class A (m)	30,410

	Italy — 0.7%
75	Atlantia S.p.A.	1,703
2,351	Eni S.p.A. (m)	53,391
489	Snam S.p.A.	2,680
344	Terna Rete Elettrica Nazionale S.p.A.	1,666

		59,440

	Japan — 2.7%
2	GLP J-Reit (m)	2,036
351	Japan Airlines Co., Ltd. (m)	17,544
2	Japan Logistics Fund, Inc. (m)	3,644
1	Japan Real Estate Investment Corp. (m)	3,066
1	Japan Retail Fund Investment Corp. (m)	1,967
1,029	Japan Tobacco, Inc. (m)	31,774
1	Kenedix Realty Investment Corp. (m)	3,707
156	Mitsubishi Estate Co., Ltd. (m)	3,832
227	Mitsui Fudosan Co., Ltd. (m)	7,168
1	Nippon Prologis REIT, Inc. (m)	6,332
4	Orix JREIT, Inc. (m)	5,485
1,351	Seven & I Holdings Co., Ltd. (m)	53,239
961	Sumitomo Mitsui Financial Group, Inc. (m)	44,505
834	Toyota Motor Corp. (m)	47,693
1	United Urban Investment Corp. (m)	2,142

		234,134

	Luxembourg — 0.0% (g)
13	RTL Group S.A.	1,584

	Malaysia — 0.0% (g)
1,291	Lafarge Malaysia Bhd (m)	3,280

	Mexico — 0.1%
3,172	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	8,087

	Netherlands — 1.0%
96	Delta Lloyd N.V.	2,464
105	Koninklijke Ahold N.V.	1,744
41	Koninklijke Philips N.V.	1,426
1,806	Royal Dutch Shell plc, Class A (m)	62,569
247	Royal Dutch Shell plc, Class B	9,046
177	Vastned Retail N.V. (m)	8,473
48	Wereldhave N.V. (m)	3,622

		89,344

	Norway — 0.3%
126	Gjensidige Forsikring ASA	2,426
89	Statoil ASA	2,117
1,044	Telenor ASA (m)	21,710
41	Yara International ASA	1,700

		27,953

	Poland — 0.1%
79	Powszechny Zaklad Ubezpieczen S.A. (m)	10,295

	Portugal — 0.0% (g)
668	EDP - Energias de Portugal S.A.	2,507

	Qatar — 0.1%
222	Industries Qatar QSC (m)	10,953

	Russia — 0.6%
199	Lukoil OAO, ADR (m)	11,292
542	MMC Norilsk Nickel OJSC, ADR (m)	8,237
557	Mobile Telesystems OJSC, ADR (m)	9,608
492	Phosagro OAO, Reg. S., GDR (m)	5,016
1,332	Sberbank of Russia, ADR (m)	14,384

		48,537

	Singapore — 0.8%
5,058	Ascendas India Trust (m)	2,714
1,849	Ascendas Real Estate Investment Trust (m)	3,072
1,936	Ascott Residence Trust (m)	1,797
2,602	CapitaCommercial Trust (m)	2,888
1,695	CapitaLand Ltd. (m)	3,651
1,825	CapitaMalls Asia Ltd. (m)	2,509
2,163	Global Logistic Properties Ltd. (m)	4,734
11,624	Hutchison Port Holdings Trust, Class U (m)	7,714
13,473	Singapore Telecommunications Ltd. (m)	37,169

		66,248

	South Africa — 0.8%
1,008	AVI Ltd. (m)	4,659
674	Barclays Africa Group Ltd. (m)	7,905
518	Bidvest Group Ltd. (m)	11,596
878	Foschini Group Ltd. (The) (m)	7,351
636	Imperial Holdings Ltd. (m)	10,600

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	South Africa — Continued
518	MTN Group Ltd. (m)	9,250
210	Sasol Ltd. (m)	10,085
277	Tiger Brands Ltd. (m)	6,651

		68,097

	South Korea — 0.6%
354	Kangwon Land, Inc. (a) (m)	11,128
137	KT&G Corp. (m)	9,717
1,085	SK Telecom Co., Ltd., ADR (m)	23,796
108	S-Oil Corp. (m)	6,832

		51,473

	Spain — 0.2%
82	Abertis Infraestructuras S.A.	1,839
48	ACS Actividades de Construccion y Servicios S.A.	1,674
87	Ferrovial S.A.	1,676
73	Gas Natural SDG S.A.	1,793
527	Iberdrola S.A. (a)	3,244
385	Mapfre S.A.	1,589
35	Red Electrica Corp. S.A.	2,481
80	Repsol S.A.	1,880
195	Telefonica S.A.	2,999

		19,175

	Sweden — 1.3%
1,027	Electrolux AB, Series B (m)	21,780
39	Hennes & Mauritz AB, Class B	1,692
38	Investor AB, Class B	1,232
259	Nordea Bank AB	3,452
136	Sandvik AB	1,909
222	Securitas AB, Class B	2,302
164	Skandinaviska Enskilda Banken AB, Class A	2,112
87	Skanska AB, Class B	1,704
47	Svenska Handelsbanken AB, Class A	2,231
1,360	Swedbank AB, Class A (m)	35,485
2,730	Telefonaktiebolaget LM Ericsson, Class B (m)	33,430
362	TeliaSonera AB	2,682

		110,011

	Switzerland — 1.7%
2	Banque Cantonale Vaudoise	977
36	Cembra Money Bank AG (a)	2,360
1	Givaudan S.A. (a)	815
479	Novartis AG (m)	37,861
167	Roche Holding AG (m)	45,716
729	Swiss Re AG (a) (m)	62,900
2	Swisscom AG	1,313
27	Transocean Ltd.	1,186

		153,128

	Taiwan — 1.2%
462	Asustek Computer, Inc. (m)	4,239
2,740	Delta Electronics, Inc. (m)	14,996
2,135	Far EasTone Telecommunications Co., Ltd. (m)	4,194
1,847	Novatek Microelectronics Corp. (m)	7,425
1,278	President Chain Store Corp. (m)	8,557
4,991	Quanta Computer, Inc. (m)	12,216
1,692	Radiant Opto-Electronics Corp. (m)	7,344
16,125	Siliconware Precision Industries Co. (m)	19,427
678	Simplo Technology Co., Ltd. (m)	3,106
3,393	Taiwan Mobile Co., Ltd. (m)	9,956
684	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	11,572
1,774	Tripod Technology Corp. (m)	3,218

		106,250

	Thailand — 0.3%
1,994	Advanced Info Service PCL (m)	12,627
1,905	Bangkok Expressway PCL (m)	1,846
930	Siam Cement PCL (The), NVDR (m)	11,443

		25,916

	Turkey — 0.3%
1,242	Arcelik A.S. (m)	6,137
134	Ford Otomotiv Sanayi A.S. (m)	1,177
1,263	Tofas Turk Otomobil Fabrikasi A.S. (m)	5,940
508	Tupras Turkiye Petrol Rafinerileri A.S. (m)	8,369
1,783	Turk Telekomunikasyon A.S. (m)	4,432

		26,055

	United Arab Emirates — 0.1%
1,112	First Gulf Bank PJSC (m)	6,023

	United Kingdom — 5.2%
277	Aberdeen Asset Management plc	1,773
108	Admiral Group plc	2,558
146	AMEC plc	2,475
701	AstraZeneca plc (m)	44,442
3,406	Aviva plc (m)	24,914
420	BAE Systems plc	2,963
139	BHP Billiton plc	4,099
857	BP plc	6,713
1,820	British Land Co. plc (m)	19,628
2,092	British Sky Broadcasting Group plc (m)	30,128
5,946	Direct Line Insurance Group plc (m)	25,845
293	Ensco plc, Class A (m)	14,739

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		United Kingdom — Continued
1,607		GlaxoSmithKline plc (m)	41,302
1,779		Hammerson plc (m)	15,343
1,254		Helical Bar plc (m)	7,150
2,928		HSBC Holdings plc (m)	30,042
261		ICAP plc	1,653
46		IMI plc	1,122
394		ITV plc	1,272
427		J Sainsbury plc	2,417
801		Legal & General Group plc	2,829
2,489		Lloyds Banking Group plc (a)	3,394
146		Marks & Spencer Group plc	1,128
247		National Grid plc	3,197
14		Next plc	1,468
895		Old Mutual plc	2,534
964		Pearson plc (m)	17,615
1,372		Persimmon plc (a) (m)	29,573
442		Resolution Ltd.	2,529
73		Rio Tinto plc	3,856
4,677		Safestore Holdings plc (m)	14,761
1,796		Segro plc (m)	9,942
445		Standard Life plc	2,667
172		TUI Travel plc	1,198
21,397		Vodafone Group plc (m)	79,291

			456,560

		United States — 16.2%
99		3M Co.	12,695
157		AbbVie, Inc.	7,716
42		Air Products & Chemicals, Inc.	4,392
192		Analog Devices, Inc.	9,244
2,355		Applied Materials, Inc. (m)	39,605
67		Arthur J. Gallagher & Co.	3,092
67		Automatic Data Processing, Inc.	5,126
50		AvalonBay Communities, Inc. (m)	6,200
98		Aviv REIT, Inc. (m)	2,383
147		BB&T Corp.	5,494
261		BioMed Realty Trust, Inc. (m)	5,096
33		Boston Properties, Inc. (m)	3,567
432		Brandywine Realty Trust (m)	6,162
889		Bristol-Myers Squibb Co. (m)	44,405
58		Capmark Financial Group, Inc.	248
88		Chevron Corp.	9,868
119		Cincinnati Financial Corp.	5,786
128		Cinemark Holdings, Inc.	3,762
1,897		Cisco Systems, Inc. (m)	41,572
608		CME Group, Inc. (m)	45,486
181		CMS Energy Corp.	5,031
264		Coca-Cola Co. (The)	9,989
971		ConocoPhillips (m)	63,086
1		Constar International, Inc., ADR (a) (i)	–
110		CubeSmart (m)	1,808
31		Cullen/Frost Bankers, Inc.	2,319
878		DCT Industrial Trust, Inc. (m)	6,324
53		Digital Realty Trust, Inc.	2,713
707		Dow Chemical Co. (The) (m)	32,186
69		DTE Energy Co.	4,679
222		Duke Realty Corp. (m)	3,483
25		Dynegy, Inc. (a)	509
44		Edison International	2,126
485		Education Realty Trust, Inc. (m)	4,376
204		Equity One, Inc. (m)	4,620
63		Extra Space Storage, Inc. (m)	2,886
264		Exxon Mobil Corp. (m)	24,366
98		Fidelity National Information Services, Inc.	4,987
767		Freeport-McMoRan Copper & Gold, Inc. (m)	24,850
188		General Growth Properties, Inc. (m)	3,780
—	(h)	General Maritime Corp. (a) (i)	6
32		General Motors Co. (a)	1,149
204		HCP, Inc. (m)	7,972
27		Health Care REIT, Inc. (m)	1,558
156		Healthcare Realty Trust, Inc. (m)	3,571
72		Hershey Co. (The)	7,175
146		Highwoods Properties, Inc. (m)	5,426
668		Home Depot, Inc. (The) (m)	51,328
57		Hospitality Properties Trust (m)	1,468
111		Illinois Tool Works, Inc.	8,732
678		Johnson & Johnson (m)	60,024
39		Kilroy Realty Corp. (m)	2,049
192		Kimco Realty Corp. (m)	4,008
128		KLA-Tencor Corp.	7,866
137		L Brands, Inc.	7,196
178		LaSalle Hotel Properties (m)	5,478
130		Liberty Property Trust (m)	4,732
757		Lorillard, Inc. (m)	37,275
43		M&T Bank Corp.	4,800
40		Marathon Petroleum Corp.	3,477
1,175		Masco Corp. (m)	24,866
448		McDonald’s Corp. (m)	42,220
995		Merck & Co., Inc. (m)	52,721
449		MetLife, Inc. (m)	22,037

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — Continued
		United States — Continued
	2,249	Microsoft Corp. (m)	85,132
	63	Mid-America Apartment Communities, Inc. (m)	4,085
	215	Mondelez International, Inc., Class A	7,035
	108	National Retail Properties, Inc. (m)	3,592
	3	Neebo, Inc. (a) (i)	24
	— (h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	74
	18	New Holdco (a) (i)	2,058
	359	NextEra Energy, Inc. (m)	33,039
	291	NiSource, Inc.	10,002
	97	Northern Trust Corp.	5,842
	57	Occidental Petroleum Corp.	5,034
	96	Omnicom Group, Inc.	6,951
	642	PACCAR, Inc. (m)	35,936
	101	Pennsylvania Real Estate Investment Trust (m)	1,882
	505	Pfizer, Inc.	15,344
	110	Philip Morris International, Inc.	8,618
	115	PNC Financial Services Group, Inc. (The)	9,214
	38	PPG Industries, Inc.	6,965
	144	Procter & Gamble Co. (The)	11,066
	108	Prologis, Inc. (m)	4,174
	75	Realty Income Corp. (m)	3,075
	61	Regency Centers Corp. (m)	2,951
	139	Select Income REIT (m)	3,845
	473	Sempra Energy (m)	43,856
	35	Simon Property Group, Inc. (m)	5,471
	30	Snap-on, Inc.	2,997
	3	Somerset Cayuga Holding Co., Inc. (a) (i)	81
	105	T. Rowe Price Group, Inc.	8,209
	146	Texas Instruments, Inc.	6,185
	37	Time Warner Cable, Inc.	4,979
	891	Time Warner, Inc. (m)	55,951
	139	Travelers Cos., Inc. (The)	11,259
	829	U.S. Bancorp (m)	32,953
	3	U.S. Concrete, Inc. (a)	75
	226	United Technologies Corp. (m)	25,715
	88	V.F. Corp.	5,150
	114	Ventas, Inc. (m)	7,085
	884	Verizon Communications, Inc. (m)	42,436
	39	Vornado Realty Trust (m)	3,591
	1,160	Wells Fargo & Co. (m)	52,606
	152	Williams Cos., Inc. (The)	6,147
	91	Williams-Sonoma, Inc.	4,975
	59	Yum! Brands, Inc.	3,930

			1,422,740

		Total Common Stocks (Cost 3,780,858)	4,046,091

PRINCIPAL AMOUNT
	Convertible Bonds — 2.9%
		Australia — 0.1%
		Paladin Energy Ltd.,
	3,000	3.625%, 11/04/15	2,640
	2,200	Reg. S., 6.000%, 04/30/17	1,831

			4,471

		Austria — 0.1%
EUR	4,350	Steinhoff Finance Holding GmbH, 4.500%, 03/31/18	6,759

		Belgium — 0.0% (g)
EUR	2,300	Nyrstar N.V., 7.000%, 07/10/14	3,125

		Bermuda — 0.1%
		Ship Finance International Ltd.,
	2,377	3.250%, 02/01/18	2,500
	2,000	3.750%, 02/10/16	2,078

			4,578

		Canada — 0.0% (g)
	5,043	Detour Gold Corp., 5.500%, 11/30/17	4,346

		Cayman Islands — 0.2%
	6,100	Agile Property Holdings Ltd., 4.000%, 04/28/16	6,097
	3,600	China Hongqiao Group Ltd., Reg. S., 6.500%, 04/10/17	3,770
	4,800	China Overseas Finance Investment Cayman IV Ltd., Zero Coupon, 02/04/21	4,788
	3,900	Polarcus Ltd., 2.875%, 04/27/16	3,714

			18,369

		France — 0.3%
EUR	35,602	Air France-KLM, Reg. S., 2.030%, 02/15/23	5,665
EUR	8,967	CGG S.A., 1.750%, 01/01/16	3,282
EUR	2,930	Nexans S.A., 2.500%, 01/01/19	2,862
EUR	29,656	Peugeot S.A., 4.450%, 01/01/16	10,679

			22,488

		Hungary — 0.1%
EUR	3,400	Magyar Nemzeti Vagyonkezelo Zrt, 3.375%, 04/02/19	4,869

		India — 0.3%
	5,300	Jaiprakash Power Ventures Ltd., 5.000%, 02/13/15	5,009

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — Continued
		India — Continued
	3,200	Sesa Sterlite Ltd., Reg. S., 5.000%, 10/31/14	3,198
	6,870	Sterlite Industries India Ltd., 4.000%, 10/30/14	6,810
	6,000	Tata Power Co., Ltd., 1.750%, 11/21/14	6,417
	4,800	Tata Steel Ltd., 4.500%, 11/21/14	4,860

			26,294

		Italy — 0.0% (g)
EUR	2,200	Astaldi S.p.A., Reg. S., 4.500%, 01/31/19	3,439
EUR	700	Beni Stabili S.p.A., 2.625%, 04/17/19	959

			4,398

		Luxembourg — 0.1%
EUR	2,350	Kloeckner & Co. Financial Services S.A., Reg. S., 2.500%, 12/22/17	3,106
	7,800	TMK Bonds S.A., 5.250%, 02/11/15	7,897

			11,003

		Netherlands — 0.1%
EUR	4,400	Volkswagen International Finance N.V., 5.500%, 11/09/15 (e)	6,861

		Singapore — 0.1%
SGD	12,750	CapitaLand Ltd., Reg. S., 1.850%, 06/19/20	9,010

		Spain — 0.2%
EUR	6,900	Abengoa S.A., 4.500%, 02/03/17	9,469
EUR	4,100	CaixaBank S.A., 4.500%, 11/22/16	5,447
EUR	5,100	OHL Investments S.A., 4.000%, 04/25/18	7,119

			22,035

		United Kingdom — 0.2%
	8,400	Holdgrove Ltd., Reg. S., 1.000%, 09/24/17	8,304
	2,800	Newford Capital Ltd., Zero Coupon, 05/12/16	2,902
	3,100	Salamander Energy plc, 5.000%, 03/30/15	3,114
	6,300	Vedanta Resources Jersey Ltd., 5.500%, 07/13/16	6,328

			20,648

		United States — 1.0%
	5,939	Annaly Capital Management, Inc., 5.000%, 05/15/15	6,061
		Ares Capital Corp.,
	4,742	4.375%, 01/15/19 (e)	5,003
	1,896	4.750%, 01/15/18	2,032
	4,795	4.875%, 03/15/17	5,098
	32	CenterPoint Energy, Inc., SUB, 09/15/29 (a)	1,648
		Chesapeake Energy Corp.,
	3,818	2.250%, 12/15/38	3,558
	3,634	2.500%, 05/15/37	3,679
		Colony Financial, Inc.,
	720	3.875%, 01/15/21	721
	6,047	5.000%, 04/15/23	6,338
	3,150	Extra Space Storage LP, 2.375%, 07/01/33 (e)	3,237
	2,196	Goodrich Petroleum Corp., 5.000%, 10/01/32	2,387
	1,700	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	1,620
	8,453	Intel Corp., 2.950%, 12/15/35	9,356
		Meritor, Inc.,
	640	7.875%, 03/01/26	929
	914	SUB, 4.000%, 02/15/27	899
	2,612	Micron Technology, Inc., 3.000%, 11/15/43	2,757
	9,084	Peabody Energy Corp., 4.750%, 12/15/41	7,097
		Prospect Capital Corp.,
	960	5.375%, 10/15/17	1,024
	5,297	5.750%, 03/15/18	5,648
	3,780	5.875%, 01/15/19	3,945
	60	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	–
	5,000	Redwood Trust, Inc., 4.625%, 04/15/18	5,147
	6,610	Royal Gold, Inc., 2.875%, 06/15/19	6,697
	1,528	SEACOR Holdings, Inc., 3.000%, 11/15/28 (e)	1,471
	159	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	389
	2,084	Starwood Property Trust, Inc., 4.550%, 03/01/18	2,381

			89,122

		Total Convertible Bonds (Cost 252,114)	258,376

	Corporate Bonds — 27.2%
		Australia — 0.2%
	1,053	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19 (e)	953
	424	Bluescope Steel Ltd./Bluescope Steel Finance, 7.125%, 05/01/18 (e)	449
		FMG Resources August 2006 Pty Ltd.,
	200	6.000%, 04/01/17 (e)	212
	750	6.375%, 02/01/16 (e)	777
	925	6.875%, 02/01/18 (e)	974
	3,212	6.875%, 04/01/22 (e)	3,469
	257	7.000%, 11/01/15 (e)	267
	9,928	8.250%, 11/01/19 (e)	10,933
	1,560	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	1,607

			19,641

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Austria — 0.0% (g)
365	ESAL GmbH, 6.250%, 02/05/23 (e)	332
1,400	JBS Investments GmbH, 7.750%, 10/28/20 (e)	1,435
200	Sappi Papier Holding GmbH, 8.375%, 06/15/19 (e)	221

		1,988

	Azerbaijan — 0.1%
	State Oil Co. of the Azerbaijan Republic,
1,000	5.450%, 02/09/17	1,050
3,650	Reg. S., 4.750%, 03/13/23	3,413

		4,463

	Bahamas — 0.0% (g)
2,123	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	2,282

	Bermuda — 0.2%
	Aircastle Ltd.,
100	4.625%, 12/15/18	101
282	6.250%, 12/01/19	303
3,400	6.750%, 04/15/17	3,804
5,195	7.625%, 04/15/20	5,883
425	Fly Leasing Ltd., 6.750%, 12/15/20	430
	Seadrill Ltd.,
1,169	5.625%, 09/15/17 (e)	1,204
1,400	6.125%, 09/15/20 (e)	1,407
200	6.500%, 10/05/15	210
815	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	923

		14,265

	Brazil — 0.0% (g)
680	Samarco Mineracao S.A., 5.750%, 10/24/23 (e)	656

	Canada — 0.8%
459	Ainsworth Lumber Co., Ltd., 7.500%, 12/15/17 (e)	491
	Bombardier, Inc.,
1,273	6.125%, 01/15/23 (e)	1,254
5,213	7.750%, 03/15/20 (e)	5,767
1,140	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	1,194
1,017	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)	1,022
635	Cascades, Inc., 7.750%, 12/15/17	661
365	Cogeco Cable, Inc., 4.875%, 05/01/20 (e)	358
	FQM Akubra, Inc.,
455	7.500%, 06/01/21 (e)	509
1,635	8.750%, 06/01/20 (e)	1,860
1,650	Garda World Security Corp., 7.250%, 11/15/21 (e)	1,693
570	KGHM International Ltd., 7.750%, 06/15/19 (e)	604
	Kodiak Oil & Gas Corp.,
489	5.500%, 01/15/21	487
563	5.500%, 02/01/22	556
3,200	8.125%, 12/01/19	3,544
2,056	Masonite International Corp., 8.250%, 04/15/21 (e)	2,251
793	Mattamy Group Corp., 6.500%, 11/15/20 (e)	787
	MEG Energy Corp.,
568	6.375%, 01/30/23 (e)	567
650	6.500%, 03/15/21 (e)	676
985	7.000%, 03/31/24 (e)	1,002
	New Gold, Inc.,
725	6.250%, 11/15/22 (e)	696
454	7.000%, 04/15/20 (e)	465
1,017	Norbord, Inc., 5.375%, 12/01/20 (e)	1,017
1,430	NOVA Chemicals Corp., 5.250%, 08/01/23 (e)	1,466
2,125	Novelis, Inc., 8.750%, 12/15/20	2,359
1,350	Pacific Rubiales Energy Corp., 5.375%, 01/26/19 (e)	1,357
	Precision Drilling Corp.,
210	6.500%, 12/15/21	223
885	6.625%, 11/15/20	941
	Quebecor Media, Inc.,
4,090	5.750%, 01/15/23	3,977
2,587	7.750%, 03/15/16	2,613
	Quebecor World Capital Corp.,
50	6.125%, 03/13/14 (d) (i)	—	(h)
50	9.750%, 01/15/15 (d) (i)	1
1,165	Taseko Mines Ltd., 7.750%, 04/15/19	1,180
965	Telesat Canada/Telesat LLC, 6.000%, 05/15/17 (e)	1,001
4,028	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	4,310
1,775	Ultra Petroleum Corp., 5.750%, 12/15/18 (e)	1,837
	Valeant Pharmaceuticals International, Inc.,
1,685	5.625%, 12/01/21 (e)	1,744
2,274	6.750%, 08/15/18 (e)	2,493
11,165	7.500%, 07/15/21 (e)	12,435
1,000	Videotron Ltd., 5.000%, 07/15/22	980

		66,378

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Cayman Islands — 0.2%
	2,600	Kaisa Group Holdings Ltd., Reg. S., 8.875%, 03/19/18	2,581
	640	Odebrecht Offshore Drilling Finance Ltd., Reg. S., 6.750%, 10/01/22	653
		Seagate HDD Cayman,
	1,100	3.750%, 11/15/18 (e)	1,122
	233	4.750%, 06/01/23 (e)	223
	295	6.875%, 05/01/20	318
	101	7.000%, 11/01/21	111
	20	Seagate Technology HDD Holdings, 6.800%, 10/01/16	22
	625	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	673
	8,000	UPCB Finance III Ltd., 6.625%, 07/01/20 (e)	8,480
	2,440	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	2,635
	2,965	UPCB Finance VI Ltd., 6.875%, 01/15/22 (e)	3,173

			19,991

		Chile — 0.0% (g)
	1,400	Cencosud S.A., Reg. S., 5.500%, 01/20/21	1,379

		Colombia — 0.0% (g)
	1,250	Ecopetrol S.A., 5.875%, 09/18/23	1,300

		Costa Rica — 0.0% (g)
	890	Banco de Costa Rica, 5.250%, 08/12/18 (e)	884
		Instituto Costarricense de Electricidad,
	520	6.375%, 05/15/43 (e)	424
	350	Reg. S., 6.950%, 11/10/21	357

			1,665

		Croatia — 0.0% (g)
	2,940	Hrvatska Elektroprivreda, Reg. S., 6.000%, 11/09/17	2,999

		Dominican Republic — 0.0% (g)
	2,730	Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/23 (e)	2,525

		Finland — 0.0% (g)
		Nokia OYJ,
	904	5.375%, 05/15/19	934
	434	6.625%, 05/15/39	432

			1,366

		France — 0.0% (g)
	675	Lafarge S.A., 7.125%, 07/15/36	702

		Georgia — 0.1%
	6,730	Georgian Railway JSC, 7.750%, 07/11/22 (e)	7,041

		Germany — 0.0% (g)
	2,002	Deutsche Bank AG, 10.500%, 12/23/26 (e) (i)	1,670
		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
EUR	647	5.125%, 01/21/23 (e)	892
	660	5.500%, 01/15/23 (e)	660

			3,222

		Hungary — 0.0% (g)
	710	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	739

		Indonesia — 0.1%
		Pertamina Persero PT,
	820	5.625%, 05/20/43 (e)	630
	3,100	Reg. S., 5.250%, 05/23/21	2,968

			3,598

		Ireland — 0.2%
	1,500	Alfa Bank OJSC Via Alfa Bond Issuance plc, Reg. S., 7.750%, 04/28/21	1,609
		Ardagh Packaging Finance plc,
	1,625	7.375%, 10/15/17 (e)	1,739
	9,533	9.125%, 10/15/20 (e)	10,415
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
	795	6.250%, 01/31/19 (e)	804
	88	7.000%, 11/15/20 (e)	89
	252	9.125%, 10/15/20 (e)	274
	1,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21 (e)	1,077

			16,007

		Japan — 0.1%
	1,400	eAccess Ltd., 8.250%, 04/01/18 (e)	1,519
	2,589	SoftBank Corp., 4.500%, 04/15/20 (e)	2,547

			4,066

		Kazakhstan — 0.1%
		KazMunayGas National Co. JSC,
	1,380	5.750%, 04/30/43 (e)	1,168
	8,330	Reg. S., 11.750%, 01/23/15	9,080

			10,248

		Liberia — 0.0% (g)
	1,315	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,331

		Luxembourg — 1.1%
		Altice Financing S.A.,
	724	6.500%, 01/15/22 (e)	735
	311	7.875%, 12/15/19 (e)	337

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Luxembourg –– Continued
	Altice Finco S.A.,
200	8.125%, 01/15/24 (e)	209
200	9.875%, 12/15/20 (e)	224
	APERAM,
1,055	7.375%, 04/01/16 (e)	1,095
1,090	7.750%, 04/01/18 (e)	1,136
	ArcelorMittal,
2,900	5.111%, 02/25/17	3,045
4,350	6.750%, 02/25/22	4,693
500	7.250%, 03/01/41	480
2,000	7.500%, 10/15/39	1,965
3,500	10.350%, 06/01/19	4,375
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
945	5.625%, 12/15/16 (e)	964
165	6.000%, 06/15/17 (e)	169
1,075	Calcipar S.A., 6.875%, 05/01/18 (e)	1,139
520	Capsugel S.A., PIK, 7.750%, 05/15/19 (e)	531
745	ConvaTec Finance International S.A., PIK, 9.000%, 01/15/19 (e)	765
3,784	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	4,210
1,378	INEOS Group Holdings S.A., 6.125%, 08/15/18 (e)	1,402
	Intelsat Jackson Holdings S.A.,
1,180	5.500%, 08/01/23 (e)	1,127
11,390	6.625%, 12/15/22 (e)	11,760
16,752	7.250%, 10/15/20	18,176
3,085	7.500%, 04/01/21	3,397
	Intelsat Luxembourg S.A.,
3,767	7.750%, 06/01/21 (e)	4,040
2,013	8.125%, 06/01/23 (e)	2,179
	Mallinckrodt International Finance S.A.,
160	3.500%, 04/15/18 (e)	160
600	4.750%, 04/15/23 (e)	573
1,200	MOL Group Finance S.A., 6.250%, 09/26/19	1,259
1,740	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	1,788
	NII International Telecom S.C.A.,
682	7.875%, 08/15/19 (e)	512
1,029	11.375%, 08/15/19 (e)	854
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.,
1,400	5.100%, 07/25/18 (e)	1,416
5,150	Reg. S., 9.000%, 06/11/14	5,279
1,063	Stackpole International Intermediate/Stackpole International Powder, 7.750%, 10/15/21 (e)	1,108
4,394	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (e)	4,493
	Wind Acquisition Finance S.A.,
5,176	7.250%, 02/15/18 (e)	5,422
1,330	11.750%, 07/15/17 (e)	1,403

		92,420

	Mexico — 0.1%
	Cemex S.A.B. de C.V.,
300	5.875%, 03/25/19 (e)	300
875	6.500%, 12/10/19 (e)	888
1,732	7.250%, 01/15/21 (e)	1,780
2,500	9.000%, 01/11/18 (e)	2,700
300	VAR, 4.989%, 10/15/18 (e)	311
1,700	VAR, 5.247%, 09/30/15 (e)	1,747
870	Petroleos Mexicanos, 6.375%, 01/23/45 (e)	870

		8,596

	Netherlands — 0.3%
985	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	1,260
2,300	Bluewater Holding B.V., 10.000%, 12/10/19 (e)	2,329
746	InterGen N.V., 7.000%, 06/30/23 (e)	768
	LyondellBasell Industries N.V.,
660	5.000%, 04/15/19	739
2,225	6.000%, 11/15/21	2,587
	NXP B.V./NXP Funding LLC,
268	3.500%, 09/15/16 (e)	272
1,000	3.750%, 06/01/18 (e)	1,000
2,652	5.750%, 02/15/21 (e)	2,745
1,574	5.750%, 03/15/23 (e)	1,574
3,425	Schaeffler Finance B.V., 4.750%, 05/15/21 (e)	3,408
	Sensata Technologies B.V.,
652	4.875%, 10/15/23 (e)	619
3,440	6.500%, 05/15/19 (e)	3,698
425	syncreon Group B.V./syncreon Global Finance U.S., Inc., 8.625%, 11/01/21 (e)	440
	VimpelCom Holdings B.V.,
540	5.200%, 02/13/19 (e)	537
200	5.950%, 02/13/23 (e)	188
200	6.255%, 03/01/17 (e)	212
500	7.504%, 03/01/22 (e)	519
200	VAR, 4.247%, 06/29/14 (e)	201

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Netherlands –– Continued
	941	VTR Finance B.V., 6.875%, 01/15/24 (e)	942

			24,038

		Nigeria — 0.0% (g)
	1,200	Sea Trucks Group, 9.000%, 03/26/18 (e)	1,152

		Norway — 0.0% (g)
	1,097	Petroleum Geo-Services ASA, 7.375%, 12/15/18 (e)	1,168
	595	World Wide Supply AS, 7.750%, 05/26/17 (e)	612

			1,780

		Singapore — 0.0% (g)
	480	Flextronics International Ltd., 5.000%, 02/15/23	466

		Spain — 0.0% (g)
		Cemex Espana Luxembourg,
	1,075	9.250%, 05/12/20 (e)	1,163
	1,025	9.875%, 04/30/19 (e)	1,153

			2,316

		United Kingdom — 0.4%
		Barclays Bank plc,
	320	6.050%, 12/04/17 (e)	360
	570	7.625%, 11/21/22	605
	3,585	CEVA Group plc, 8.375%, 12/01/17 (e)	3,742
	1,400	Fresnillo plc, Reg. S., 5.500%, 11/13/23	1,358
		Ineos Finance plc,
	2,425	7.500%, 05/01/20 (e)	2,649
	4,150	8.375%, 02/15/19 (e)	4,576
	218	Inmarsat Finance plc, 7.375%, 12/01/17 (e)	226
		Jaguar Land Rover Automotive plc,
	1,178	4.125%, 12/15/18 (e)	1,187
	300	5.625%, 02/01/23 (e)	306
	410	MISA Investments Ltd., PIK, 9.375%, 08/15/18 (e)	424
GBP	436	New Look Bondco I plc, 8.750%, 05/14/18 (e)	762
		Royal Bank of Scotland Group plc,
	643	6.000%, 12/19/23	648
	3,023	6.100%, 06/10/23	3,095
	2,652	6.125%, 12/15/22	2,730
	2,032	Royal Bank of Scotland plc (The), Reg. S.., VAR, 9.500%, 03/16/22	2,376
	1,400	Star Energy Geothermal Wayang Windu Ltd., Reg. S., 6.125%, 03/27/20	1,291
	1,500	Studio City Finance Ltd., 8.500%, 12/01/20 (e)	1,665
		Virgin Media Finance plc,
	343	6.375%, 04/15/23 (e)	350
	568	8.375%, 10/15/19	614
	6,993	Virgin Media Secured Finance plc, 5.375%, 04/15/21 (e)	7,010

			35,974

		United States — 23.1%
	528	Acadia Healthcare Co., Inc., 6.125%, 03/15/21 (e)	541
		Accellent, Inc.,
	3,550	8.375%, 02/01/17	3,714
	750	10.000%, 11/01/17	801
		Access Midstream Partners LP/ACMP Finance Corp.,
	6,415	4.875%, 05/15/23	6,287
	242	5.875%, 04/15/21	256
	5,948	6.125%, 07/15/22	6,335
	5,570	ACCO Brands Corp., 6.750%, 04/30/20	5,521
	2,620	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,122
	425	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	444
		Activision Blizzard, Inc.,
	585	5.625%, 09/15/21 (e)	605
	720	6.125%, 09/15/23 (e)	751
	290	Actuant Corp., 5.625%, 06/15/22	293
		ADT Corp. (The),
	3,370	3.500%, 07/15/22	2,906
	2,190	4.125%, 06/15/23	1,927
	3,310	6.250%, 10/15/21 (e)	3,422
		Advanced Micro Devices, Inc.,
	333	7.500%, 08/15/22	321
	706	7.750%, 08/01/20	703
		AES Corp.,
	257	8.000%, 10/15/17	299
	1,135	8.000%, 06/01/20	1,314
	1,075	AK Steel Corp., 8.750%, 12/01/18	1,212
		Alcatel-Lucent USA, Inc.,
	586	4.625%, 07/01/17 (e)	585
	5,681	6.450%, 03/15/29	5,113
	1,220	6.750%, 11/15/20 (e)	1,250
	293	Alere, Inc., 6.500%, 06/15/20	301
		Aleris International, Inc.,
	604	7.625%, 02/15/18	636
	444	7.875%, 11/01/20	468
	672	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	677
	3,825	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	4,131

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
23,700	Allstate Corp. (The), VAR, 5.750%, 08/15/53	24,008
	Ally Financial, Inc.,
7,971	4.625%, 06/26/15	8,261
9,072	5.500%, 02/15/17	9,786
4,000	6.250%, 12/01/17	4,440
6,456	7.500%, 09/15/20	7,586
2,560	8.000%, 03/15/20	3,053
4,594	8.000%, 11/01/31	5,524
439	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	471
	AMC Entertainment, Inc.,
2,350	8.750%, 06/01/19	2,503
2,250	9.750%, 12/01/20	2,582
3,450	American Axle & Manufacturing, Inc., 7.750%, 11/15/19	3,916
4,455	American Express Co., VAR, 6.800%, 09/01/66	4,795
	American International Group, Inc.,
15,427	6.250%, 03/15/37	15,485
4,287	VAR, 8.175%, 05/15/58	5,326
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	383
450	7.000%, 05/20/22	489
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,372
84	6.500%, 05/20/21	89
	Amkor Technology, Inc.,
780	6.375%, 10/01/22	798
1,250	6.625%, 06/01/21	1,306
2,600	7.375%, 05/01/18	2,704
685	AmSouth Bancorp, 6.750%, 11/01/25	748
250	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	262
520	Amsurg Corp., 5.625%, 11/30/20	541
4,525	Anixter, Inc., 5.625%, 05/01/19	4,729
	Antero Resources Finance Corp.,
1,625	5.375%, 11/01/21 (e)	1,637
1,565	6.000%, 12/01/20	1,649
1,750	ARAMARK Corp., 5.750%, 03/15/20 (e)	1,816
2,950	Arch Coal, Inc., 7.250%, 06/15/21	2,235
352	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	365
980	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,036
	Ashland, Inc.,
812	3.000%, 03/15/16	827
1,000	3.875%, 04/15/18	1,016
7,347	4.750%, 08/15/22	7,035
785	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	840
2,250	Atkore International, Inc., 9.875%, 01/01/18	2,424
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
900	4.750%, 11/15/21	830
890	5.875%, 08/01/23	852
400	6.625%, 10/01/20	419
	Audatex North America, Inc.,
7,791	6.000%, 06/15/21 (e)	8,122
227	6.125%, 11/01/23 (e)	235
275	AutoNation, Inc., 5.500%, 02/01/20	294
	Avaya, Inc.,
8,150	7.000%, 04/01/19 (e)	8,048
979	10.500%, 03/01/21 (e)	906
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,840	5.500%, 04/01/23	4,671
4,920	8.250%, 01/15/19	5,295
1,410	9.750%, 03/15/20	1,632
1,564	Axiall Corp., 4.875%, 05/15/23 (e)	1,490
1,450	B&G Foods, Inc., 4.625%, 06/01/21	1,405
	B/E Aerospace, Inc.,
1,309	5.250%, 04/01/22	1,319
2,894	6.875%, 10/01/20	3,162
	Ball Corp.,
230	4.000%, 11/15/23	210
675	5.000%, 03/15/22	671
270	5.750%, 05/15/21	283
522	Bankrate, Inc., 6.125%, 08/15/18 (e)	547
	Basic Energy Services, Inc.,
175	7.750%, 02/15/19	184
2,178	7.750%, 10/15/22	2,281
223	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	229
5,350	Belden, Inc., 5.500%, 09/01/22 (e)	5,216
	Berry Plastics Corp.,
1,170	9.500%, 05/15/18	1,246
1,115	9.750%, 01/15/21	1,282
	Bill Barrett Corp.,
1,250	7.000%, 10/15/22	1,303
1,092	7.625%, 10/01/19	1,179

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
472	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	492
	Biomet, Inc.,
9,455	6.500%, 08/01/20	10,081
1,600	6.500%, 10/01/20	1,660
697	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	721
1,321	Boise Cascade Co., 6.375%, 11/01/20	1,377
360	Bonanza Creek Energy, Inc., 6.750%, 04/15/21	376
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
1,325	7.875%, 04/15/22	1,410
4,250	8.625%, 10/15/20	4,579
1,099	Briggs & Stratton Corp., 6.875%, 12/15/20	1,212
1,905	Brightstar Corp., 9.500%, 12/01/16 (e)	2,095
	Building Materials Corp. of America,
2,790	6.750%, 05/01/21 (e)	2,996
500	6.875%, 08/15/18 (e)	527
3,025	7.500%, 03/15/20 (e)	3,252
7,989	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	8,708
600	Burger King Corp., 9.875%, 10/15/18	660
	Cablevision Systems Corp.,
5,647	8.000%, 04/15/20	6,339
3,000	8.625%, 09/15/17	3,495
	Caesars Entertainment Operating Co., Inc.,
7,420	8.500%, 02/15/20	7,012
10,800	9.000%, 02/15/20	10,449
9,140	11.250%, 06/01/17	9,300
2,350	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	2,438
	Calpine Corp.,
1,532	5.875%, 01/15/24 (e)	1,521
1,066	6.000%, 01/15/22 (e)	1,103
1,052	7.500%, 02/15/21 (e)	1,149
2,200	7.875%, 07/31/20 (e)	2,409
6,809	7.875%, 01/15/23 (e)	7,507
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
580	7.625%, 01/15/22	614
85	9.375%, 05/01/19	94
402	9.625%, 08/01/20	456
610	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	648
4,135	Capmark Financial Group, Inc., Escrow05/10/10 (d)	21
3,300	Case New Holland, Inc., 7.875%, 12/01/17	3,865
1,640	Casella Waste Systems, Inc., 7.750%, 02/15/19	1,681
1,411	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,434
1,255	CBRE Services, Inc., 6.625%, 10/15/20	1,344
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
280	5.250%, 02/15/22 (e)	281
280	5.625%, 02/15/24 (e)	282
560	CCM Merger, Inc., 9.125%, 05/01/19 (e)	591
	CCO Holdings LLC/CCO Holdings Capital Corp.,
5,631	5.250%, 03/15/21 (e)	5,469
4,325	5.250%, 09/30/22	4,157
630	5.750%, 09/01/23 (e)	613
415	5.750%, 01/15/24	404
3,708	6.500%, 04/30/21	3,875
2,073	7.000%, 01/15/19	2,187
3,710	7.375%, 06/01/20	4,035
1,172	8.125%, 04/30/20	1,274
7,588	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	8,328
1,095	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21	1,092
	Celanese US Holdings LLC,
975	4.625%, 11/15/22	943
175	6.625%, 10/15/18	185
5,515	Cemex Finance LLC, 9.375%, 10/12/22 (e)	6,149
5,450	Central Garden & Pet Co., 8.250%, 03/01/18	5,355
	CenturyLink, Inc.,
12,146	5.800%, 03/15/22	11,964
2,650	6.750%, 12/01/23	2,683
1,224	Cenveo Corp., 8.875%, 02/01/18	1,212
673	Ceridian Corp., 8.875%, 07/15/19 (e)	765
910	Chemtura Corp., 5.750%, 07/15/21	928
	Chesapeake Energy Corp.,
303	3.250%, 03/15/16	306
680	5.375%, 06/15/21	707
680	5.750%, 03/15/23	708
2,642	6.125%, 02/15/21	2,847
6,450	6.625%, 08/15/20	7,192
1,000	6.875%, 11/15/20	1,117

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
600	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	630
543	Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)	555
2,808	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21 (e)	3,029
	Chrysler Group LLC/CG Co-Issuer, Inc.,
912	8.000%, 06/15/19	993
11,364	8.250%, 06/15/21	12,742
	CHS/Community Health Systems, Inc.,
750	5.125%, 08/15/18	792
1,120	5.125%, 08/01/21 (e)	1,127
2,325	6.875%, 02/01/22 (e)	2,383
900	7.125%, 07/15/20	959
1,235	8.000%, 11/15/19	1,355
142	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	100
2,065	Cimarex Energy Co., 5.875%, 05/01/22	2,199
	Cincinnati Bell, Inc.,
440	8.375%, 10/15/20	475
386	8.750%, 03/15/18	404
	Cinemark USA, Inc.,
2,550	4.875%, 06/01/23	2,410
1,412	5.125%, 12/15/22	1,375
1,005	7.375%, 06/15/21	1,113
	CIT Group, Inc.,
5,649	4.250%, 08/15/17	5,861
2,161	5.000%, 05/15/17	2,301
2,573	5.000%, 08/15/22	2,560
5,640	5.250%, 03/15/18	6,007
1,727	5.375%, 05/15/20	1,828
4,000	5.500%, 02/15/19 (e)	4,260
2,580	6.625%, 04/01/18 (e)	2,890
1,025	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	1,117
	Claire’s Stores, Inc.,
1,150	6.125%, 03/15/20 (e)	1,081
400	7.750%, 06/01/20 (e)	342
5,600	8.875%, 03/15/19	5,432
10,108	9.000%, 03/15/19 (e)	10,588
385	Clean Harbors, Inc., 5.125%, 06/01/21	385
1,017	Clear Channel Communications, Inc., 9.000%, 12/15/19	1,037
	Clear Channel Worldwide Holdings, Inc.,
25,100	6.500%, 11/15/22	25,787
7,028	Series A, 7.625%, 03/15/20	7,414
430	Clearwater Paper Corp., 4.500%, 02/01/23	391
1,450	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	1,943
233	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	256
147	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	159
2,655	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	2,476
	CNH Capital LLC,
600	3.625%, 04/15/18	607
800	3.875%, 11/01/15	822
730	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	757
2,247	Coeur Mining, Inc., 7.875%, 02/01/21	2,298
380	Columbus McKinnon Corp., 7.875%, 02/01/19	410
	Commercial Metals Co.,
625	4.875%, 05/15/23	588
545	6.500%, 07/15/17	605
1,000	7.350%, 08/15/18	1,137
2,301	CommScope, Inc., 8.250%, 01/15/19 (e)	2,499
350	Community Choice Financial, Inc., 10.750%, 05/01/19	292
886	Compass Investors, Inc., 7.750%, 01/15/21 (e)	909
	Comstock Resources, Inc.,
516	7.750%, 04/01/19	550
2,017	9.500%, 06/15/20	2,279
	Concho Resources, Inc.,
593	5.500%, 04/01/23	599
2,475	6.500%, 01/15/22	2,667
731	7.000%, 01/15/21	800
	CONSOL Energy, Inc.,
725	6.375%, 03/01/21	754
620	8.000%, 04/01/17	650
1,745	8.250%, 04/01/20	1,891
50	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	7
	Constellation Brands, Inc.,
299	3.750%, 05/01/21	286
602	4.250%, 05/01/23	569
510	6.000%, 05/01/22	556
1,000	7.250%, 09/01/16	1,133
450	7.250%, 05/15/17	520
2,240	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,424
79	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	89

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
1,376	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	1,555
1,344	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	1,404
475	Continental Resources, Inc., 7.375%, 10/01/20	534
6,600	Corrections Corp. of America, 4.125%, 04/01/20	6,385
577	Covanta Holding Corp., 6.375%, 10/01/22	596
1,965	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	2,142
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
349	6.000%, 12/15/20	358
1,030	6.125%, 03/01/22 (e)	1,051
500	7.750%, 04/01/19	543
2,861	Cricket Communications, Inc., 7.750%, 10/15/20	3,247
	Crosstex Energy LP/Crosstex Energy Finance Corp.,
701	7.125%, 06/01/22	805
5,125	8.875%, 02/15/18	5,381
770	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	730
4,602	Crown Castle International Corp., 5.250%, 01/15/23	4,562
400	CSC Holdings LLC, 8.625%, 02/15/19	468
433	CST Brands, Inc., 5.000%, 05/01/23	416
1,103	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22	1,117
405	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	418
	Dana Holding Corp.,
3,000	5.375%, 09/15/21	3,015
1,300	6.500%, 02/15/19	1,384
559	6.750%, 02/15/21	604
720	Darling International, Inc., 5.375%, 01/15/22 (e)	725
	DaVita HealthCare Partners, Inc.,
1,204	6.375%, 11/01/18	1,264
3,410	6.625%, 11/01/20	3,657
5,135	DCP Midstream LLC, VAR, 5.850%, 05/21/43 (e)	4,750
465	DDR Corp., 7.875%, 09/01/20	578
450	Dean Foods Co., 7.000%, 06/01/16	497
7,130	Del Monte Corp., 7.625%, 02/15/19	7,406
84	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	94
244	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	247
48	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	54
446	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	481
1,019	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	1,101
2,080	Deluxe Corp., 7.000%, 03/15/19	2,228
4,658	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	4,652
2,800	Denbury Resources, Inc., 8.250%, 02/15/20	3,066
687	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	723
600	DineEquity, Inc., 9.500%, 10/30/18	656
	DISH DBS Corp.,
300	4.625%, 07/15/17	314
4,695	5.875%, 07/15/22	4,701
12,133	6.750%, 06/01/21	12,952
3,925	7.125%, 02/01/16	4,318
14,141	7.875%, 09/01/19	16,138
	DJO Finance LLC/DJO Finance Corp.,
2,550	7.750%, 04/15/18	2,608
2,705	8.750%, 03/15/18	2,982
449	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	458
1,390	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	1,477
833	DuPont Fabros Technology LP, 5.875%, 09/15/21	864
632	Dycom Investments, Inc., 7.125%, 01/15/21	681
	Dynegy Holdings LLC,
100	7.125%, 05/15/18 (d) (i)	—	(h)
2,000	7.750%, 06/01/19 (d) (i)	3
600	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B11/08/16 (d) (i)	6
818	Dynegy, Inc., 5.875%, 06/01/23 (e)	769
1,005	E*TRADE Financial Corp., 6.375%, 11/15/19	1,080
261	Eagle Spinco, Inc., 4.625%, 02/15/21 (e)	255
4,075	Easton-Bell Sports, Inc., 9.750%, 12/01/16	4,243
	Edison Mission Energy,
54	7.000%, 05/15/17 (d)	42
1,546	7.200%, 05/15/19 (d)	1,198
2,500	El Paso LLC, 7.250%, 06/01/18	2,859

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
25	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	29
5,582	Embarq Corp., 7.995%, 06/01/36	5,795
2,550	Endo Finance Co., 5.750%, 01/15/22 (e)	2,544
	Endo Health Solutions, Inc.,
225	7.000%, 07/15/19	239
250	7.000%, 12/15/20	267
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
850	6.875%, 08/15/17 (e)	880
4,468	10.000%, 12/01/20	4,725
694	12.250%, 03/01/22 (e)	804
1,650	Energy Transfer Equity LP, 5.875%, 01/15/24	1,634
	Energy XXI Gulf Coast, Inc.,
937	7.500%, 12/15/21 (e)	972
60	7.750%, 06/15/19	65
375	9.250%, 12/15/17	412
	Enterprise Products Operating LLC,
2,105	VAR, 7.000%, 06/01/67	2,174
4,240	VAR, 7.034%, 01/15/68	4,706
458	Envision Healthcare Corp., 8.125%, 06/01/19	492
11,285	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	12,978
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,352	6.875%, 05/01/19	2,531
3,036	7.750%, 09/01/22	3,355
581	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	601
2,950	Epicor Software Corp., 8.625%, 05/01/19	3,201
	Equinix, Inc.,
320	4.875%, 04/01/20	321
615	7.000%, 07/15/21	676
2,825	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	2,878
	Felcor Lodging LP,
500	5.625%, 03/01/23	489
1,640	6.750%, 06/01/19	1,763
	Ferrellgas LP/Ferrellgas Finance Corp.,
950	6.500%, 05/01/21	979
500	6.750%, 01/15/22 (e)	515
605	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	637
900	Fidelity National Information Services, Inc., 7.875%, 07/15/20	977
	First Data Corp.,
5,475	6.750%, 11/01/20 (e)	5,762
1,400	7.375%, 06/15/19 (e)	1,495
6,965	8.250%, 01/15/21 (e)	7,383
8,735	8.875%, 08/15/20 (e)	9,608
600	10.625%, 06/15/21 (e)	654
604	11.250%, 01/15/21 (e)	666
2,829	11.750%, 08/15/21 (e)	2,907
5,938	12.625%, 01/15/21	6,918
16,513	PIK, 10.000%, 01/15/22 (e)	17,586
1,920	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	1,776
	Ford Motor Credit Co. LLC,
5,500	5.000%, 05/15/18	6,095
6,850	6.625%, 08/15/17	7,929
	Forest Laboratories, Inc.,
890	4.375%, 02/01/19 (e)	893
500	4.875%, 02/15/21 (e)	498
	Freescale Semiconductor, Inc.,
770	5.000%, 05/15/21 (e)	764
549	6.000%, 01/15/22 (e)	571
476	8.050%, 02/01/20	518
	Fresenius Medical Care U.S. Finance II, Inc.,
3,378	5.625%, 07/31/19 (e)	3,589
2,577	5.875%, 01/31/22 (e)	2,738
	Fresenius Medical Care U.S. Finance, Inc.,
725	5.750%, 02/15/21 (e)	770
400	6.500%, 09/15/18 (e)	451
	Frontier Communications Corp.,
352	7.625%, 04/15/24	349
1,855	8.500%, 04/15/20	2,078
175	8.750%, 04/15/22	191
2,402	9.250%, 07/01/21	2,750
350	FTI Consulting, Inc., 6.000%, 11/15/22	355
	Gannett Co., Inc.,
384	5.125%, 07/15/20 (e)	384
980	6.375%, 10/15/23 (e)	1,005
72	10.000%, 04/01/16	84
	GCI, Inc.,
850	6.750%, 06/01/21	825
4,712	8.625%, 11/15/19	5,018
371	GenCorp, Inc., 7.125%, 03/15/21	398
4,100	General Cable Corp., 6.500%, 10/01/22 (e)	4,059
10,500	General Motors Co., 4.875%, 10/02/23 (e)	10,631

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	General Motors Financial Co., Inc.,
261	2.750%, 05/15/16 (e)	264
3,796	3.250%, 05/15/18 (e)	3,824
205	4.250%, 05/15/23 (e)	196
1,050	4.750%, 08/15/17 (e)	1,109
	Genesis Energy LP/Genesis Energy Finance Corp.,
850	5.750%, 02/15/21	863
505	7.875%, 12/15/18	545
	GenOn Energy, Inc.,
1,000	7.875%, 06/15/17	1,045
1,000	9.500%, 10/15/18	1,075
3,848	9.875%, 10/15/20	4,060
	Geo Group, Inc. (The),
3,500	5.875%, 01/15/22 (e)	3,474
2,000	6.625%, 02/15/21	2,115
350	Georgia-Pacific LLC, 5.400%, 11/01/20 (e)	396
	Goodman Networks, Inc.,
1,975	12.125%, 07/01/18	2,093
394	12.375%, 07/01/18 (e)	418
	Goodyear Tire & Rubber Co. (The),
1,455	6.500%, 03/01/21	1,551
4,337	7.000%, 05/15/22	4,717
4,325	8.250%, 08/15/20	4,806
900	8.750%, 08/15/20	1,064
	Graphic Packaging International, Inc.,
762	4.750%, 04/15/21	752
240	7.875%, 10/01/18	258
750	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	863
1,850	Gray Television, Inc., 7.500%, 10/01/20	1,975
3,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	3,583
2,500	Griffon Corp., 7.125%, 04/01/18	2,644
300	Grifols, Inc., 8.250%, 02/01/18	320
530	Gymboree Corp. (The), 9.125%, 12/01/18	472
1,540	H&E Equipment Services, Inc., 7.000%, 09/01/22	1,671
	Halcon Resources Corp.,
3,350	8.875%, 05/15/21	3,342
880	9.250%, 02/15/22 (e)	886
524	9.750%, 07/15/20 (e)	543
2,100	Hanesbrands, Inc., 6.375%, 12/15/20	2,289
	Harland Clarke Holdings Corp.,
3,490	9.750%, 08/01/18 (e)	3,787
2,780	VAR, 6.000%, 05/15/15	2,785
690	Harland Escrow Corp., 9.250%, 03/01/21 (e)	687
560	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	627
650	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	756
8,825	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	8,626
	HCA Holdings, Inc.,
770	6.250%, 02/15/21	820
14,610	7.750%, 05/15/21	16,035
	HCA., Inc.,
715	4.750%, 05/01/23	700
2,080	5.875%, 03/15/22	2,189
740	5.875%, 05/01/23	754
7,465	6.500%, 02/15/20	8,230
905	7.250%, 09/15/20	983
20,122	7.500%, 02/15/22	22,713
1,000	7.875%, 02/15/20	1,067
1,400	8.000%, 10/01/18	1,659
	HD Supply, Inc.,
1,760	7.500%, 07/15/20	1,879
10,965	8.125%, 04/15/19	12,192
732	Headwaters, Inc., 7.250%, 01/15/19 (e)	750
475	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	491
3,321	HealthSouth Corp., 7.750%, 09/15/22	3,645
2,455	Hecla Mining Co., 6.875%, 05/01/21	2,357
	Hertz Corp. (The),
667	4.250%, 04/01/18	679
4,710	5.875%, 10/15/20	4,875
763	6.750%, 04/15/19	811
2,575	7.375%, 01/15/21	2,800
1,000	7.500%, 10/15/18	1,069
8,975	Hexion US Finance Corp., 6.625%, 04/15/20	9,312
600	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	624
921	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	985
	Hilcorp Energy I LP/Hilcorp Finance Co.,
2,393	7.625%, 04/15/21 (e)	2,590
1,145	8.000%, 02/15/20 (e)	1,237
2,130	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	2,205

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Holly Energy Partners LP/Holly Energy Finance Corp.,
500	6.500%, 03/01/20	520
50	8.250%, 03/15/18	52
7,125	Hologic, Inc., 6.250%, 08/01/20	7,437
151	Hospira, Inc., 5.200%, 08/12/20	161
281	Host Hotels & Resorts LP, 6.750%, 06/01/16	284
2,000	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,175
	Huntsman International LLC,
6,100	4.875%, 11/15/20	6,008
1,500	8.625%, 03/15/20	1,652
220	IAC/InterActiveCorp, 4.875%, 11/30/18 (e)	227
765	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	817
2,684	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22 (e)	2,661
834	iGATE Corp., 9.000%, 05/01/16	882
1,011	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	1,018
6,778	ILFC E-Capital Trust I, VAR, 5.460%, 12/21/65 (e)	6,193
2,558	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	2,405
3,000	IMS Health, Inc., 6.000%, 11/01/20 (e)	3,180
	Infor U.S., Inc.,
5,542	9.375%, 04/01/19	6,235
2,360	11.500%, 07/15/18	2,726
13,110	ING US, Inc., VAR, 5.650%, 05/15/53	12,586
1,040	Ingles Markets, Inc., 5.750%, 06/15/23	1,017
535	INTCOMEX, Inc., 13.250%, 12/15/14	536
3,250	Interactive Data Corp., 10.250%, 08/01/18	3,536
	International Lease Finance Corp.,
102	4.625%, 04/15/21	98
1,480	5.875%, 04/01/19	1,591
5,920	6.250%, 05/15/19	6,423
1,575	8.250%, 12/15/20	1,855
3,175	8.625%, 01/15/22	3,770
15,585	8.750%, 03/15/17	18,157
1,050	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,134
	inVentiv Health, Inc.,
850	9.000%, 01/15/18 (e)	893
2,421	11.000%, 08/15/18 (e)	2,185
	Iron Mountain, Inc.,
551	7.750%, 10/01/19	612
421	8.375%, 08/15/21	450
	Isle of Capri Casinos, Inc.,
2,443	5.875%, 03/15/21	2,486
1,060	7.750%, 03/15/19	1,155
1,097	iStar Financial, Inc., 9.000%, 06/01/17	1,289
8,150	J. Crew Group, Inc., 8.125%, 03/01/19	8,507
325	J.M. Huber Corp., 9.875%, 11/01/19 (e)	375
250	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	264
	Jarden Corp.,
1,000	6.125%, 11/15/22	1,062
3,611	7.500%, 05/01/17	4,153
2,329	7.500%, 01/15/20	2,515
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,083
	JBS USA LLC/JBS USA Finance, Inc.,
3,491	7.250%, 06/01/21 (e)	3,627
1,411	8.250%, 02/01/20 (e)	1,529
2,500	JC Penney Corp., Inc., 5.750%, 02/15/18	1,806
484	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	507
940	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	973
800	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	832
862	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	866
	K. Hovnanian Enterprises, Inc.,
263	6.250%, 01/15/16	278
234	7.000%, 01/15/19 (e)	237
881	7.250%, 10/15/20 (e)	954
353	9.125%, 11/15/20 (e)	393
715	11.875%, 10/15/15	822
1,500	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,688
	KB Home,
100	8.000%, 03/15/20	111
150	9.100%, 09/15/17	176
295	Kennedy-Wilson, Inc., 8.750%, 04/01/19	321
2,830	Key Energy Services, Inc., 6.750%, 03/01/21	2,908
	Kinder Morgan, Inc.,
726	5.000%, 02/15/21 (e)	720
726	5.625%, 11/15/23 (e)	715
5,600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	6,440
	L Brands, Inc.,
1,100	5.625%, 10/15/23	1,101
5,925	6.625%, 04/01/21	6,466

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
555	Laredo Petroleum, Inc., 7.375%, 05/01/22	606
600	Lear Corp., 8.125%, 03/15/20	657
665	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	698
	Lennar Corp.,
1,090	6.950%, 06/01/18	1,221
555	12.250%, 06/01/17	719
	Level 3 Communications, Inc.,
1,065	8.875%, 06/01/19	1,166
6,107	11.875%, 02/01/19	7,023
	Level 3 Financing, Inc.,
2,204	6.125%, 01/15/21 (e)	2,253
1,515	7.000%, 06/01/20	1,610
10,973	8.125%, 07/01/19	12,043
1,420	8.625%, 07/15/20	1,587
2,468	9.375%, 04/01/19	2,752
340	VAR, 3.846%, 01/15/18 (e)	345
1,787	Libbey Glass, Inc., 6.875%, 05/15/20	1,928
870	Liberty Interactive LLC, 8.250%, 02/01/30	920
	Liberty Mutual Group, Inc.,
3,000	7.800%, 03/15/37 (e)	3,225
1,324	VAR, 10.750%, 06/15/58 (e)	1,986
594	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	582
	LifePoint Hospitals, Inc.,
550	5.500%, 12/01/21 (e)	560
200	6.625%, 10/01/20	215
	Linn Energy LLC/Linn Energy Finance Corp.,
6,550	7.000%, 11/01/19 (e)	6,648
3,350	7.750%, 02/01/21	3,551
1,018	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,105
510	LKQ Corp., 4.750%, 05/15/23 (e)	474
300	Louisiana-Pacific Corp., 7.500%, 06/01/20	332
1,184	LSB Industries, Inc., 7.750%, 08/01/19 (e)	1,255
1,148	M/I Homes, Inc., 8.625%, 11/15/18	1,246
3,805	Magnachip Semiconductor Corp., 6.625%, 07/15/21	3,905
2,995	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,381
6,215	Marina District Finance Co., Inc., 9.875%, 08/15/18	6,689
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
585	4.500%, 07/15/23	551
5,200	5.500%, 02/15/23	5,226
367	6.250%, 06/15/22	394
325	6.500%, 08/15/21	349
925	6.750%, 11/01/20	1,006
637	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	659
	Masco Corp.,
261	5.950%, 03/15/22	277
56	7.125%, 03/15/20	64
430	MasTec, Inc., 4.875%, 03/15/23	405
450	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	489
1,239	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	1,335
560	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.750%, 12/15/18 (e)	563
485	Meritage Homes Corp., 7.150%, 04/15/20	530
26,885	MetLife, Inc., 6.400%, 12/15/36	27,826
	MetroPCS Wireless, Inc.,
5,271	6.250%, 04/01/21 (e)	5,475
2,881	6.625%, 11/15/20	3,047
789	6.625%, 04/01/23 (e)	818
55	7.875%, 09/01/18	59
	MGM Resorts International,
1,225	5.250%, 03/31/20	1,225
500	6.625%, 12/15/21	533
3,625	6.750%, 10/01/20	3,906
4,120	7.625%, 01/15/17	4,676
8,544	7.750%, 03/15/22	9,612
9,100	8.625%, 02/01/19	10,715
2,350	11.375%, 03/01/18	3,020
2,175	Michael Foods Group, Inc., 9.750%, 07/15/18	2,341
5,800	Michael’s Stores, Inc., 7.750%, 11/01/18	6,191
152	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	165
1,630	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	1,730
150	Mobile Mini, Inc., 7.875%, 12/01/20	166
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d) (i)	—	(h)
11	7.750%, 03/15/36 (d) (i)	—	(h)
115	8.375%, 07/15/33 (d) (i)	—	(h)
631	MPH Intermediate Holding Co. 2, PIK, 9.125%, 08/01/18 (e)	650

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
778	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	803
2,253	MultiPlan, Inc., 9.875%, 09/01/18 (e)	2,445
182	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	182
1,043	Mustang Merger Corp., 8.500%, 08/15/21 (e)	1,137
4,000	Mylan, Inc., 7.875%, 07/15/20 (e)	4,513
455	National Financial Partners Corp., 9.000%, 07/15/21 (e)	482
2,165	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	2,300
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
272	6.500%, 07/01/21	256
1,220	6.500%, 06/01/22	1,131
434	7.875%, 10/01/20	443
421	9.625%, 05/01/19	472
454	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	463
2,143	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	2,296
	NCR Escrow Corp.,
115	5.875%, 12/15/21 (e)	119
290	6.375%, 12/15/23 (e)	302
55	Neebo, Inc., 15.000%, 06/30/16 (e)	57
1,497	Neiman Marcus Group Ltd., 8.000%, 10/15/21 (e)	1,568
1,164	Netflix, Inc., 5.375%, 02/01/21 (e)	1,174
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
450	5.625%, 03/15/20 (e)	474
747	5.875%, 03/15/22 (e)	784
	New Albertsons, Inc.,
254	6.625%, 06/01/28	178
1,167	7.450%, 08/01/29	937
521	7.750%, 06/15/26	422
1,701	8.000%, 05/01/31	1,399
579	8.700%, 05/01/30	495
	Newfield Exploration Co.,
429	5.625%, 07/01/24	429
2,100	5.750%, 01/30/22	2,168
975	6.875%, 02/01/20	1,043
250	7.125%, 05/15/18	260
3,828	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,086
750	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	771
1,885	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	1,861
	NII Capital Corp.,
4,644	7.625%, 04/01/21	1,962
765	8.875%, 12/15/19	356
10	10.000%, 08/15/16	6
1,065	Nortek, Inc., 8.500%, 04/15/21	1,177
3,279	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	3,639
	NRG Energy, Inc.,
600	6.250%, 07/15/22 (e)	602
2,266	6.625%, 03/15/23	2,314
5,245	7.625%, 01/15/18	5,901
2,236	7.875%, 05/15/21	2,443
1,000	8.250%, 09/01/20	1,092
1,337	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,307
1,100	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	1,166
400	Ocean Rig UDW, Inc., Reg. S., 9.500%, 04/27/16 (e)	423
	Oil States International, Inc.,
286	5.125%, 01/15/23	320
2,045	6.500%, 06/01/19	2,163
1,325	Olin Corp., 5.500%, 08/15/22	1,342
602	Omnicare, Inc., 7.750%, 06/01/20	661
905	OMNOVA Solutions, Inc., 7.875%, 11/01/18	973
610	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	651
2,000	Oshkosh Corp., 8.500%, 03/01/20	2,195
3,715	PAETEC Holding Corp., 9.875%, 12/01/18	4,105
440	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	464
	Parker Drilling Co.,
1,050	6.750%, 07/15/22 (e)	1,074
660	7.500%, 08/01/20 (e)	693
5,521	Party City Holdings, Inc., 8.875%, 08/01/20	6,142
667	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 9.500%, 08/15/19 (e)	687
	Peabody Energy Corp.,
410	6.000%, 11/15/18	437
7,555	6.250%, 11/15/21	7,630
114	Penn National Gaming, Inc., 5.875%, 11/01/21 (e)	110

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
370	Penske Automotive Group, Inc., 5.750%, 10/01/22	381
	Petrohawk Energy Corp.,
750	7.250%, 08/15/18	803
200	7.875%, 06/01/15	204
750	10.500%, 08/01/14	750
600	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	604
325	PHI, Inc., 8.625%, 10/15/18	350
3,315	Pilgrim’s Pride Corp., 7.875%, 12/15/18	3,593
1,110	Pioneer Energy Services Corp., 9.875%, 03/15/18	1,175
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	501
231	7.500%, 01/15/20	287
689	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	744
	Plains Exploration & Production Co.,
9,663	6.500%, 11/15/20	10,593
1,309	6.750%, 02/01/22	1,435
588	6.875%, 02/15/23	650
4,127	Polymer Group, Inc., 7.750%, 02/01/19	4,375
	PolyOne Corp.,
2,611	5.250%, 03/15/23	2,546
1,739	7.375%, 09/15/20	1,913
	Post Holdings, Inc.,
917	6.750%, 12/01/21 (e)	960
7,100	7.375%, 02/15/22	7,553
4,365	PPL Capital Funding, Inc., VAR, 6.700%, 03/30/67	4,409
	Prestige Brands, Inc.,
775	5.375%, 12/15/21 (e)	775
136	8.125%, 02/01/20	152
150	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	168
385	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	380
	Prudential Financial, Inc.,
20,145	VAR, 5.200%, 03/15/44	19,379
18,735	VAR, 5.625%, 06/15/43	18,739
17,685	VAR, 5.875%, 09/15/42	18,127
196	PVR Partners LP/Penn Virginia Resource Finance Corp. II, 6.500%, 05/15/21 (e)	205
	QEP Resources, Inc.,
769	5.250%, 05/01/23	733
3,625	5.375%, 10/01/22	3,507
1,871	6.875%, 03/01/21	2,016
360	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	391
	QVC, Inc.,
200	5.125%, 07/02/22	203
1,005	7.375%, 10/15/20 (e)	1,090
	Qwest Capital Funding, Inc.,
239	6.875%, 07/15/28	221
1,567	7.750%, 02/15/31	1,516
375	Qwest Corp., 7.250%, 09/15/25	410
	R.R. Donnelley & Sons Co.,
720	6.500%, 11/15/23	723
765	7.000%, 02/15/22	815
665	7.875%, 03/15/21	738
3,220	Radiation Therapy Services, Inc., 8.875%, 01/15/17	3,333
465	Radio One, Inc., 9.250%, 02/15/20 (e)	474
1,750	Radio Systems Corp., 8.375%, 11/01/19 (e)	1,927
	Rain CII Carbon LLC/CII Carbon Corp.,
1,250	8.000%, 12/01/18 (e)	1,312
865	8.250%, 01/15/21 (e)	887
	Range Resources Corp.,
569	5.000%, 08/15/22	564
427	5.000%, 03/15/23	422
10	6.750%, 08/01/20	11
720	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	729
131	Real Mex Restaurants, Inc., 11.000%, 03/15/14 (i)	131
4,015	Realogy Group LLC, 7.625%, 01/15/20 (e)	4,487
275	Regal Cinemas Corp., 8.625%, 07/15/19	294
	Regal Entertainment Group,
1,200	5.750%, 06/15/23	1,182
315	5.750%, 02/01/25	299
	Regency Energy Partners LP/Regency Energy Finance Corp.,
292	4.500%, 11/01/23	266
2,245	5.500%, 04/15/23	2,189
1,145	6.500%, 07/15/21 (m)	1,217
855	Regions Bank, 7.500%, 05/15/18	1,008
165	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	158
600	Revlon Consumer Products Corp., 5.750%, 02/15/21	594
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
9,310	5.750%, 10/15/20	9,520
800	6.875%, 02/15/21	859

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
2,100	7.125%, 04/15/19	2,221
2,400	7.875%, 08/15/19	2,640
3,625	8.500%, 05/15/18	3,806
10,050	9.000%, 04/15/19	10,716
12,032	9.875%, 08/15/19	13,295
2,510	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	2,466
	Rite Aid Corp.,
910	6.750%, 06/15/21	960
950	9.250%, 03/15/20	1,084
2,250	10.250%, 10/15/19	2,489
1,011	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	1,102
1,007	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	1,022
1,070	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	1,201
	Rosetta Resources, Inc.,
1,680	5.625%, 05/01/21	1,676
1,644	5.875%, 06/01/22	1,631
775	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	839
320	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	333
	Sabine Pass Liquefaction LLC,
1,337	5.625%, 02/01/21 (e)	1,333
7,379	5.625%, 04/15/23 (e)	7,010
1,113	6.250%, 03/15/22 (e)	1,116
8,170	Sabre, Inc., 8.500%, 05/15/19 (e)	9,007
655	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	683
	Sally Holdings LLC/Sally Capital, Inc.,
2,000	5.750%, 06/01/22	2,030
1,500	6.875%, 11/15/19	1,650
3,005	Samson Investment Co., 10.500%, 02/15/20 (e)	3,305
	SandRidge Energy, Inc.,
4,425	7.500%, 03/15/21	4,591
500	8.125%, 10/15/22	523
2,991	SBA Telecommunications, Inc., 5.750%, 07/15/20	3,111
	Sealed Air Corp.,
433	5.250%, 04/01/23 (e)	427
600	6.500%, 12/01/20 (e)	646
4,785	8.375%, 09/15/21 (e)	5,467
500	Sears Holdings Corp., 6.625%, 10/15/18	451
562	SemGroup Corp., 7.500%, 06/15/21 (e)	599
2,395	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	2,359
2,106	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	2,264
9,642	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	10,437
	Service Corp. International,
176	5.375%, 01/15/22 (e)	178
680	6.750%, 04/01/16	741
2,842	7.000%, 05/15/19	3,027
2,000	7.500%, 04/01/27	2,115
700	7.625%, 10/01/18	807
1,240	8.000%, 11/15/21	1,423
850	SESI LLC, 7.125%, 12/15/21	937
408	Shearer’s Foods LLC/Chip Fin Corp., 9.000%, 11/01/19 (e)	443
1,025	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	1,117
	Sinclair Television Group, Inc.,
4,579	5.375%, 04/01/21	4,533
2,730	6.125%, 10/01/22	2,758
520	6.375%, 11/01/21	538
435	8.375%, 10/15/18	470
	Sirius XM Holdings, Inc.,
7,847	4.250%, 05/15/20 (e)	7,327
347	4.625%, 05/15/23 (e)	310
165	5.250%, 08/15/22 (e)	171
1,000	5.750%, 08/01/21 (e)	999
485	5.875%, 10/01/20 (e)	490
	Sitel LLC/Sitel Finance Corp.,
666	11.000%, 08/01/17 (e)	706
805	11.500%, 04/01/18	761
1,230	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	1,218
	SM Energy Co.,
960	5.000%, 01/15/24 (e)	902
2,225	6.500%, 11/15/21	2,370
925	6.500%, 01/01/23	962
2,093	6.625%, 02/15/19	2,213
	Smithfield Foods, Inc.,
2,525	5.250%, 08/01/18 (e)	2,629
2,775	7.750%, 07/01/17	3,209
	Spectrum Brands, Inc.,
1,520	6.375%, 11/15/20	1,615
2,333	6.625%, 11/15/22	2,482

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
1,775	6.750%, 03/15/20	1,908
	Sprint Capital Corp.,
1,059	6.900%, 05/01/19	1,144
15,404	8.750%, 03/15/32	16,675
	Sprint Communications, Inc.,
1,115	6.000%, 12/01/16	1,207
2,300	6.000%, 11/15/22	2,260
1,750	7.000%, 03/01/20 (e)	1,973
4,335	7.000%, 08/15/20	4,671
350	8.375%, 08/15/17	404
14,845	9.000%, 11/15/18 (e)	17,925
305	11.500%, 11/15/21	400
	Sprint Corp.,
958	7.125%, 06/15/24 (e)	963
8,253	7.250%, 09/15/21 (e)	8,892
3,953	7.875%, 09/15/23 (e)	4,220
	Standard Pacific Corp.,
315	8.375%, 05/15/18	369
1,275	8.375%, 01/15/21	1,493
319	10.750%, 09/15/16	387
1,525	Station Casinos LLC, 7.500%, 03/01/21	1,624
	Steel Dynamics, Inc.,
640	5.250%, 04/15/23	646
330	6.125%, 08/15/19	361
330	6.375%, 08/15/22	360
850	7.625%, 03/15/20	920
95	Stewart Enterprises, Inc., 6.500%, 04/15/19	100
2,672	Stone Energy Corp., 7.500%, 11/15/22	2,819
114	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 08/01/21	125
391	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21 (e)	416
	SunGard Data Systems, Inc.,
994	6.625%, 11/01/19	1,041
2,750	7.375%, 11/15/18	2,915
2,962	7.625%, 11/15/20	3,255
1,906	SUPERVALU, Inc., 8.000%, 05/01/16	2,101
	Swift Energy Co.,
450	7.125%, 06/01/17	459
1,176	7.875%, 03/01/22	1,200
929	8.875%, 01/15/20	989
772	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	793
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
850	5.250%, 05/01/23	822
218	6.375%, 08/01/22	230
655	6.875%, 02/01/21	699
116	7.875%, 10/15/18	125
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
557	5.250%, 04/15/21 (e)	542
497	7.750%, 04/15/20 (e)	544
801	Teekay Corp., 8.500%, 01/15/20	886
1,575	Tempur Sealy International, Inc., 6.875%, 12/15/20	1,723
	Tenet Healthcare Corp.,
571	4.500%, 04/01/21	553
11,350	4.750%, 06/01/20	11,322
4,329	6.000%, 10/01/20 (e)	4,556
510	6.250%, 11/01/18	564
3,050	6.750%, 02/01/20	3,187
8,898	8.000%, 08/01/20	9,721
2,275	8.125%, 04/01/22	2,483
	Terex Corp.,
5,435	6.000%, 05/15/21	5,639
2,200	6.500%, 04/01/20	2,359
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
4,490	5.875%, 10/01/20 (e)	4,602
1,000	6.125%, 10/15/21	1,028
550	Time Warner Cable, Inc., 6.750%, 07/01/18	621
	T-Mobile USA, Inc.,
595	5.250%, 09/01/18 (e)	628
900	6.125%, 01/15/22	920
405	6.464%, 04/28/19	426
360	6.500%, 01/15/24	368
5,155	6.633%, 04/28/21	5,426
5,283	6.731%, 04/28/22	5,547
511	6.836%, 04/28/23	533
1,635	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	1,786
1,300	Toys R Us, Inc., 7.375%, 09/01/16 (e)	1,137
	TransDigm, Inc.,
480	5.500%, 10/15/20	475
500	7.750%, 12/15/18	535
548	TransUnion Holding Co., Inc., 8.875%, 06/15/18	577
35	Triumph Group, Inc., 8.625%, 07/15/18	37
1,665	Tronox Finance LLC, 6.375%, 08/15/20	1,686
2,375	Tutor Perini Corp., 7.625%, 11/01/18	2,535
330	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	328

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
1,755	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	1,720
500	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	529
502	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	543
157	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	178
2,100	UCI International, Inc., 8.625%, 02/15/19	2,068
1,010	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	1,060
4,380	Unit Corp., 6.625%, 05/15/21	4,599
	United Rentals North America, Inc.,
274	5.750%, 07/15/18	293
1,875	6.125%, 06/15/23	1,945
435	7.375%, 05/15/20	482
9,427	7.625%, 04/15/22	10,605
5,355	8.250%, 02/01/21	6,011
2,725	8.375%, 09/15/20	3,025
235	9.250%, 12/15/19	259
4,112	United Surgical Partners International, Inc., 9.000%, 04/01/20	4,595
1,300	Universal Health Services, Inc., 7.000%, 10/01/18	1,384
	Univision Communications, Inc.,
2,000	5.125%, 05/15/23 (e)	1,990
4,460	6.750%, 09/15/22 (e)	4,895
750	7.875%, 11/01/20 (e)	825
750	8.500%, 05/15/21 (e)	823
	USG Corp.,
371	5.875%, 11/01/21 (e)	390
37	7.875%, 03/30/20 (e)	42
2,920	Vail Resorts, Inc., 6.500%, 05/01/19	3,088
970	Valassis Communications, Inc., 6.625%, 02/01/21	985
	Valeant Pharmaceuticals International, Inc.,
3,355	6.375%, 10/15/20 (e)	3,582
2,765	6.750%, 10/01/17 (e)	2,941
5,350	6.750%, 08/15/21 (e)	5,711
550	6.875%, 12/01/18 (e)	587
6,000	7.000%, 10/01/20 (e)	6,465
500	7.250%, 07/15/22 (e)	545
660	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	698
626	Viasystems, Inc., 7.875%, 05/01/19 (e)	670
1,090	Victor Technologies Group, Inc., 9.000%, 12/15/17	1,168
2,520	Visteon Corp., 6.750%, 04/15/19	2,652
	Vulcan Materials Co.,
355	6.500%, 12/01/16	403
7,380	7.500%, 06/15/21	8,524
	VWR Funding, Inc.,
1,130	7.250%, 09/15/17	1,204
150	10.750%, 06/30/17 (e)	152
2,380	W&T Offshore, Inc., 8.500%, 06/15/19	2,547
1,110	Walter Investment Management Corp., 7.875%, 12/15/21 (e)	1,124
1,176	WCI Communities, Inc., 6.875%, 08/15/21 (e)	1,176
2,206	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,256
386	Western Refining, Inc., 6.250%, 04/01/21	393
	Whiting Petroleum Corp.,
1,750	5.000%, 03/15/19	1,798
6,700	5.750%, 03/15/21	7,035
	Windstream Corp.,
282	6.375%, 08/01/23	262
3,924	7.750%, 10/15/20	4,160
12,465	7.750%, 10/01/21	13,088
75	8.125%, 09/01/18	80
3,493	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	3,615
795	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	864
	WPX Energy, Inc.,
835	5.250%, 01/15/17	895
9,635	6.000%, 01/15/22	9,587
	Zayo Group LLC/Zayo Capital, Inc.,
586	8.125%, 01/01/20	648
1,710	10.125%, 07/01/20	1,979

		2,031,953

	Venezuela — 0.1%
5,780	Petroleos de Venezuela S.A., Reg. S., 8.500%, 11/02/17	4,485

	Total Corporate Bonds (Cost 2,331,214)	2,391,032

Foreign Government Securities — 2.8%
	Argentina — 0.1%
738	City of Buenos Aires, Reg. S., 12.500%, 04/06/15	716
	Provincia de Buenos Aires,
2,899	Reg. S., 10.875%, 01/26/21	2,157
3,362	Reg. S., 11.750%, 10/05/15	2,951
1,140	Republic of Argentina, 8.280%, 12/31/33	707

		6,531

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Aruba — 0.1%
	5,290	Government of Aruba, 4.625%, 09/14/23 (e)	4,973

		Brazil — 0.2%
	10,805	Citigroup, Inc., CLN, 0.000%, 01/03/17 (linked to Federal Republic of Brazil, 0.000%, 01/01/17; credit rating BBB) (i)	7,451
	11,000	Federal Republic of Brazil, 11.000%, 08/17/40	12,485

			19,936

		Colombia — 0.0% (g)
	650	Republic of Colombia, 6.125%, 01/18/41	686

		Costa Rica — 0.1%
	7,250	Republic of Costa Rica, Reg. S., 9.995%, 08/01/20	9,063

		Croatia — 0.0% (g)
		Republic of Croatia,
	550	Reg. S., 6.250%, 04/27/17	581
	1,800	Reg. S., 6.750%, 11/05/19	1,921

			2,502

		Dominican Republic — 0.1%
		Government of Dominican Republic,
	1,465	9.040%, 01/23/18 (e)	1,596
	9,537	Reg. S., 9.040%, 01/23/18	10,395

			11,991

		El Salvador — 0.0% (g)
	2,930	Republic of El Salvador, Reg. S., 7.750%, 01/24/23	3,076

		Ghana — 0.1%
	5,850	Republic of Ghana, Reg. S., 8.500%, 10/04/17	6,055
	1,370	Standard Bank plc, CLN, 21.000%, 10/28/15 (linked to Government of Ghana 3-Year Bond, 21.000%, 10/26/15; credit rating B) (a) (e) (i)	1,095

			7,150

		Honduras — 0.0% (g)
	960	Republic of Honduras, 8.750%, 12/16/20 (e)	984

		Hungary — 0.1%
		Republic of Hungary,
	2,430	5.750%, 11/22/23	2,432
	2,524	6.375%, 03/29/21	2,708
	7,192	7.625%, 03/29/41	7,623

			12,763

		Indonesia — 0.2%
		Republic of Indonesia,
	700	5.875%, 01/15/24 (e)	713
	810	6.750%, 01/15/44 (e)	816
	11,342	Reg. S., 11.625%, 03/04/19	14,972

			16,501

		Iraq — 0.1%
	12,875	Republic of Iraq, Reg. S., 5.800%, 01/15/28	10,783

		Italy — 0.3%
		Republic of Italy,
EUR	4,000	4.250%, 03/01/20	5,847
EUR	4,400	4.500%, 05/01/23	6,344
EUR	2,300	4.750%, 08/01/23 (e)	3,382
EUR	4,900	4.750%, 09/01/28 (e)	7,045

			22,618

		Kenya — 0.0% (g)
	750	Citigroup, Inc., CLN, 0.000%, 11/15/32 (linked to Republic of Kenya, 0.000%, 11/15/32; credit rating B+) (i)	663

		Nigeria — 0.1%
	6,100	Citigroup, Inc., CLN, 16.390%, 01/31/22 (linked to Republic of Nigeria Treasury 10-Year Bond, 16.390%, 01/27/22; credit rating BB-) (a) (e) (i)	5,554

		Philippines — 0.1%
		Republic of Philippines,
	410	4.200%, 01/21/24	415
	5,040	10.625%, 03/16/25	7,749

			8,164

		Portugal — 0.1%
		Portugal Obrigacoes do Tesouro OT,
EUR	1,800	3.350%, 10/15/15 (e)	2,488
EUR	800	4.200%, 10/15/16 (e)	1,126
EUR	1,500	4.350%, 10/16/17 (e)	2,106
EUR	1,682	4.750%, 06/14/19 (e)	2,344

			8,064

		Romania — 0.2%
	13,100	Republic of Romania, 6.750%, 02/07/22 (e)	14,787
		Russia — 0.2%
		Russian Federation,
	800	5.875%, 09/16/43 (e)	791
	10,590	Reg. S., 12.750%, 06/24/28	17,791

			18,582

		Serbia — 0.1%
	9,990	Republic of Serbia, Reg. S., 7.250%, 09/28/21	10,477

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Slovenia — 0.1%
	4,100	Slovenia Government International Bond, Reg. S., 4.750%, 05/10/18	4,172

		South Africa — 0.0% (g)
	2,000	Republic of South Africa, 5.875%, 09/16/25	2,045
	500	South Africa Government International Bond, 5.875%, 09/16/25	511

			2,556

		Spain — 0.3%
		Kingdom of Spain,
EUR	4,500	4.000%, 04/30/20	6,512
EUR	4,250	4.850%, 10/31/20	6,386
EUR	10,050	Spain Government Bond, 5.400%, 01/31/23 (e)	15,441

			28,339

		Sri Lanka — 0.0% (g)
		Republic of Sri Lanka,
	760	Reg. S., 5.875%, 07/25/22	722
	680	Reg. S., 6.250%, 10/04/20	682

			1,404

		Turkey — 0.1%
		Republic of Turkey,
	2,500	6.000%, 01/14/41	2,231
	1,750	6.250%, 09/26/22	1,796

			4,027

		Ukraine — 0.0% (g)
	2,430	Republic of Ukraine, 9.250%, 07/24/17 (e)	2,278

		Uruguay — 0.0% (g)
		Republic of Uruguay,
	1,280	7.625%, 03/21/36	1,555
	1,230	8.000%, 11/18/22	1,525

			3,080

		Venezuela — 0.1%
		Republic of Venezuela,
	4,820	7.650%, 04/21/25	2,808
	5,710	Reg. S., 12.750%, 08/23/22	4,668

			7,476

		Total Foreign Government Securities (Cost 253,369)	249,180

	Loan Assignments — 1.2%
		Cayman Islands — 0.0% (g)
	660	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	669

		United States — 1.2%
	1,358	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	1,370
		Alliance Healthcare Services, Inc., Term Loan,
	70	VAR, 4.250%, 06/03/19	70
	176	VAR, 4.250%, 06/03/19	176
	211	VAR, 4.250%, 06/03/19	211
	229	VAR, 4.250%, 06/03/19	229
	246	VAR, 4.250%, 06/03/19	246
	257	VAR, 4.250%, 06/03/19	256
	282	VAR, 4.250%, 06/03/19	281
	187	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	193
		Altice Financing S.A., Term Loan,
	693	VAR, 5.500%, 07/02/19 ^	705
	180	VAR, 5.500%, 07/02/19 ^	183
	109	VAR, 5.500%, 07/02/19	111
	94	VAR, 5.500%, 07/02/19 ^	95
	450	American Casino & Entertainment Properties LLC, 2nd Lien Term Loan, VAR, 11.250%, 01/03/20	466
	647	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	655
		Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
	35	VAR, 4.250%, 10/01/19	35
	37	VAR, 4.250%, 10/01/19	38
	43	VAR, 4.250%, 10/01/19	44
	43	VAR, 4.250%, 10/01/19	43
	167	VAR, 4.250%, 10/01/19	169
	324	VAR, 4.250%, 10/01/19	326
	447	VAR, 4.250%, 10/01/19	450
		Aptalis Pharma, Inc., Term B Loan,
	2,394	VAR, 6.000%, 10/02/20	2,400
	2,594	VAR, 6.000%, 10/02/20	2,600
	1,135	Arch Coal, Inc., Term Loan, VAR, 6.250%, 05/16/18	1,124
		Attachmate Corp., 1st Lien Term Loan,
	93	VAR, 7.250%, 11/22/17	94
	795	VAR, 7.250%, 11/22/17	806
		Autoparts Holdings Ltd., Term Loan,
	79	VAR, 6.500%, 07/29/17	79
	40	VAR, 6.500%, 07/29/17	40
	911	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.736%, 10/26/17	889
	395	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	399

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	United States — Continued
254	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	256
278	BMC Software Finance, Inc., Initial U.S. Term Loan, VAR, 5.000%, 09/10/20 ^	278
4,251	Caesars Entertainment Operating Co., Inc.,(FKA Harrahs), Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	4,085
	Carestream Health, Inc., Term Loan,
15	VAR, 5.000%, 06/07/19	15
326	VAR, 5.000%, 06/07/19	331
246	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	247
242	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 3.660%, 09/15/16	243
459	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	465
636	CDW Corp., Term Loan, VAR, 3.250%, 04/29/20	637
186	Ceridian Corp., 2013 New Replacement U.S. Term Loan, VAR, 4.408%, 05/09/17	186
1,473	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	1,476
	Cincinnati Bell, Inc., Tranche B Term Loan,
187	VAR, 4.000%, 09/10/20	188
188	VAR, 4.000%, 09/10/20	189
188	VAR, 4.000%, 09/10/20	189
2,076	Clear Channel Communications, Inc., Term Loan B, VAR, 3.809%, 01/29/16	2,022
3,107	Clear Channel Communications, Inc., Term Loan D, VAR, 6.909%, 01/23/19	3,013
1,873	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.659%, 07/30/19	1,865
1,207	Cricket Communications, Inc., (Leap Wireless International), Term Loan C, VAR, 4.750%, 03/08/20	1,208
151	Cristal Inorganic Chemicals U.S., Inc., (Millennium), 2nd Lien, VAR, 5.997%, 11/15/14	151
2,107	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	2,096
	Dole Food Co., Inc., Tranche B Term Loan,
233	VAR, 4.500%, 11/01/18	235
233	VAR, 4.500%, 11/01/18	235
233	VAR, 4.500%, 11/01/18	235
233	VAR, 4.500%, 11/01/18	235
233	VAR, 4.500%, 11/01/18	235
233	VAR, 4.500%, 11/01/18	235
233	VAR, 4.500%, 11/01/18	235
117	VAR, 4.500%, 11/01/18	118
279	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	280
938	DuPont Performance, (Axalta), Term Loan, VAR, 4.7 +0%, 02/01/20	946
	Entercom Radio LLC, Term B-2 Loan,
18	VAR, 4.000%, 11/23/18	18
21	VAR, 4.000%, 11/23/18	21
176	VAR, 4.000%, 11/23/18	178
825	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	835
2,160	Fieldwood Energy LLC, Closing Date Loan, 2nd Lien, VAR, 8.375%, 09/30/20	2,218
1,400	First Data Corp., Extended 2018 Dollar, Term Loan, VAR, 4.158%, 03/23/18	1,399
680	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	685
599	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	606
873	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/17/18	876
400	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	421
	Gymboree Corp. (The), Initial Term Loan (A & R),
4,421	VAR, 5.000%, 02/23/18	3,999
118	VAR, 5.000%, 02/23/18	107
2,750	H. J. Heinz Co., Term B-2 Loan, VAR, 3.500%, 06/05/20 ^	2,776
	High Liner Foods, Inc., Term Loan,
6	VAR, 4.750%, 12/19/17	6
255	VAR, 4.750%, 12/19/17	255
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Initial Term Loan,
579	VAR, 3.750%, 10/26/20	582
211	VAR, 3.750%, 10/26/20	212
273	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	274
	Integra Telecom Holdings, Inc., Term Loan,
119	VAR, 5.250%, 02/22/19	121
121	VAR, 5.250%, 02/22/19	122
474	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	476
350	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.500%, 12/09/20	355

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	United States — Continued
890	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	887
2,239	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	2,169
332	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	332
464	McGraw-Hill Education, Term B Loan, VAR, 9.000%, 03/22/19	472
411	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	414
560	Mohegan Tribal Gaming Authority, Term B Loan, VAR, 5.500%, 11/19/19	569
942	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	960
2	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19 ^	2
274	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	279
165	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.750%, 05/22/19	166
	Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
13	VAR, 3.250%, 04/29/20	13
6,970	VAR, 3.250%, 04/29/20 ^	6,977
5	VAR, 3.250%, 04/29/20 ^	5
191	Quikrete Holdings, Inc., Initial Loan 2nd Lien, VAR, 7.000%, 03/26/21	195
	R.H. Donnelley, Inc., Exit Term Loan,
523	VAR, 9.750%, 12/31/16 ^	324
452	VAR, 9.750%, 12/31/16 ^	280
972	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	994
99	Realogy Corp., Extended Synthetic Commitments, VAR, 4.428%, 10/10/16	100
947	Remy International, Inc., Term Loan, VAR, 4.250%, 02/28/20	951
	Reynolds Group Holdings, Inc., Incramental U.S. Term Loan,
73	VAR, 4.000%, 12/01/18	74
119	VAR, 4.000%, 12/01/18	120
139	VAR, 4.000%, 12/01/18	140
320	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	326
395	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	403
2,125	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	2,159
1,167	ROC Finance LLC/ROC Finance 1 Corp., Term Loan, VAR, 5.000%, 06/20/19	1,139
1,418	RP Crown Parent, LLC, 1st Lien Term Loan, VAR, 6.000%, 12/21/18	1,431
1,217	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	1,232
1,630	Sears Roebuck Acceptance Corp., (KMART Corp.), Term Loan, VAR, 5.500%, 06/30/18	1,632
819	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	833
277	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	280
253	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	255
563	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	573
1,241	Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20	1,252
640	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	645
3,241	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	3,259
1,460	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	1,466
513	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	515
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
277	VAR, 4.662%, 10/10/17	193
1,216	VAR, 4.738%, 10/10/17	845
730	VAR, 4.738%, 10/10/17	508
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
149	VAR, 3.661%, 10/10/14	105
672	VAR, 3.739%, 10/10/14	472
402	VAR, 3.739%, 10/10/14	282
1,200	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20 ^	1,197
	Tronox Ltd., Term Loan,
186	VAR, 4.500%, 03/19/20	188
161	VAR, 4.500%, 03/19/20	163
970	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	975
447	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	448
1,987	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,998
668	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	670

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	United States — Continued
754	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	13
6,746	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	6,668
1,311	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	1,318
807	Walter Investment Management Corp., Tranche B Term Loan, VAR, 4.750%, 12/18/20	812
771	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	779
499	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	500

		105,411

	Total Loan Assignments (Cost 106,041)	106,080

Preferred Securities — 4.5% (x)
	Bermuda — 0.0% (g)
1,650	Catlin Insurance Co., Ltd., VAR, 7.249%, 01/19/17 (e)	1,704

	France — 0.2%
495	Credit Agricole S.A., VAR, 7.875%, 01/23/24 (e)	504
	Electricite de France,
8,035	VAR, 5.250%, 01/29/23 (e)	7,764
10,240	VAR, 5.625%, 01/22/24 (e)	9,958
968	Societe Generale S.A., VAR, 7.875%, 12/18/23 (e)	981

		19,207

	Sweden — 0.0% (g)
735	Skandinaviska Enskilda Banken AB, VAR, 5.471%, 03/23/15 (e)	752

	Switzerland — 0.0% (g)
250	Credit Suisse Group AG, VAR, 7.500%, 12/11/23 (e)	263

	United Kingdom — 0.1%
2,590	Swiss Re Capital I LP, VAR, 6.854%, 05/25/16 (e)	2,771

	United States — 4.2%
	Bank of America Corp.,
32,790	VAR, 5.200%, 06/01/23	29,364
26,044	Series K, VAR, 8.000%, 01/30/18	28,813
15,115	VAR, 8.125%, 05/15/18	16,817
5,345	Bank of New York Mellon Corp. (The), VAR, 4.500%, 06/20/23	4,824
	Citigroup, Inc.,
39,250	VAR, 5.350%, 05/15/23	34,756
34,616	VAR, 5.950%, 01/30/23	33,058
17,625	Fifth Third Bancorp, VAR, 5.100%, 06/30/23	15,554
	General Electric Capital Corp.,
27,000	VAR, 5.250%, 06/15/23	25,547
37,200	VAR, 6.250%, 12/15/22	38,781
	Goldman Sachs Capital II,
18,920	VAR, 4.000%, 03/06/14	14,167
9,595	VAR, 4.000%, 03/06/14	7,184
	PNC Financial Services Group, Inc. (The),
14,665	VAR, 4.850%, 06/01/23	13,272
27,788	VAR, 6.750%, 08/01/21	29,247
5,945	UBS Preferred Funding Trust V, VAR, 6.243%, 05/15/16	6,316
	Wachovia Capital Trust III,
20,415	VAR, 5.570%, 03/06/14	19,088
43,325	Wells Fargo & Co., VAR, 7.980%, 03/15/18	48,849

		365,637

	Total Preferred Securities (Cost 404,450)	390,334

SHARES
Preferred Stocks — 2.4%
	Brazil — 0.1%
627	Banco Bradesco S.A (Preference Shares) (m)	6,792

	Cayman Islands — 0.0% (g)
3	XLIT Ltd., Series D, VAR, 3.359%, 03/03/14 (a) @	2,841

	Luxembourg — 0.1%
300	ArcelorMittal, 6.000%, 01/15/16 (a)	7,319

	United States — 2.2%
3	Ally Financial, Inc., Series G, 7.000%, 03/05/14 ($1,000 par value) (e) @	3,031
7	Bank of America Corp., Series L, 7.250%, 12/31/49 (a) @	8,297
684	Bank of New York Mellon Corp. (The), 5200%, 09/20/17 ($25 par value) (a) @	14,615
119	BB&T Corp., Series E, 5.625%, 08/01/17 ($25 par value) (a) @	2,562
508	BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) (a) @	10,238
52	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) (a) @	1,046
117	Boston Properties, Inc., 5.250%, 03/27/18 ($25 par value) @	2,389

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
		United States — Continued
1		Chesapeake Energy Corp., 5.750% ($1000 par value) (e) @	925
—	(h)	Constar International, Inc. (Preference Shares) (a) (i)	—
48		Crown Castle International Corp., 4.500%, 11/01/16 (a)	4,701
562		Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	13,409
18		Dominion Resources, Inc., Series A, 6.125%, 04/01/16	989
35		Dominion Resources, Inc., Series B, 6.000%, 07/01/16 (a)	1,978
440		Duke Energy Corp., 5.125%, 01/15/73 (a)	9,434
12		GMAC Capital Trust I, VAR, 8.125%, 02/15/40 (a)	329
566		Goldman Sachs Group, Inc. (The), 5.950%, 11/10/17 ($25 par value) (a) @	12,611
575		Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 @	13,282
65		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 (a)	1,912
44		Health Care REIT, Inc., Series I, 6.500% (a) @	2,411
28		iStar Financial, Inc., Series J, 4.500%, 03/15/18 ($50 par value) (a) @	1,890
485		Morgan Stanley, VAR, 7.125%, 10/15/23 (a) @	12,639
190		NextEra Energy, Inc., 5.799%, 09/01/16 (a) (m)	10,062
1		Pitney Bowes International Holdings, Inc., 6.125%, 10/30/16 (a) (e) @	1,060
158		PPL Corp., 8.750%, 05/01/14 (a)	8,151
374		SCE Trust II, 5.100%, 03/15/18 ($25 par value) (a) @	7,376
36		Stanley Black & Decker, Inc., 6.250%, 11/17/16 (a)	3,617
682		State Street Corp., Series C, 5.250%, 09/15/17 ($25 par value) (a) @	15,036
310		U.S. Bancorp, Series H, 5.150%, 07/15/18 (a) @	6,476
73		United Technologies Corp., 7.500%, 08/01/15 (a)	4,723
42		Vornado Realty Trust, Series G, 6.625%, 03/05/14 ($25 par value) (m) @	1,034
10		Weingarten Realty Investors, Series F, 6.500%, 03/05/14 ($25 par value) (m) @	229
9		Wells Fargo & Co., 7.500%, 12/31/49 @	10,905
72		Weyerhaeuser Co., Series A, 6.375%, 07/01/16 (a)	3,871

			191,228

		Total Preferred Stocks (Cost 221,682)	208,180

U.S. Treasury Obligation — 0.1%
8,105		U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost 8,114)	8,113

NUMBER OF RIGHTS
Rights — 0.0% (g)
		Spain — 0.0% (g)
48		ACS Actividades de Construccion y Servicios S.A., expiring 02/13/14 (a) (Cost —)	27

NUMBER OF WARRANTS
Warrant — 0.0% (g)
		United States — 0.0% (g)
1		General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—
		Neebo, Inc., expiring 6/20/2019, (Strike
1		Price $1.00) (a) (i)	—

		Total Warrants (Cost -(h))	—

SHARES
Short-Term Investment — 2.2%
		Investment Company — 2.2%
195,174		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost 195,174)	195,174

		Total Investments — 99.4% (Cost 8,398,254)	8,735,944
		Other Assets in Excess of Liabilities — 0.6%	52,452

		NET ASSETS — 100.0%	8,788,396

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.4%
Commercial Banks	7.2
Real Estate Investment Trusts (REITs)	5.4
Non-Agency CMO	5.3
Asset-Backed Securities	4.8
Diversified Telecommunication Services	4.8
Pharmaceuticals	4.6
Insurance	4.4
Diversified Financial Services	3.9
Media	3.6
Wireless Telecommunication Services	2.9
Foreign Government Securities	2.9
Hotels, Restaurants & Leisure	2.6
Chemicals	2.1
Metals & Mining	1.7
Electric Utilities	1.7
Specialty Retail	1.7
Semiconductors & Semiconductor Equipment	1.6
Capital Markets	1.6
Health Care Providers & Services	1.6
Automobiles	1.5
IT Services	1.3
Software	1.3
Communications Equipment	1.2
Food Products	1.1
Household Durables	1.1
Real Estate Management & Development	1.0
Food & Staples Retailing	1.0
Tobacco	1.0
Consumer Finance	1.0
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	13.5
Short-Term Investment	2.2

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
31	Euro STOXX 50 Index	03/21/14	1,261	(9)
11	FTSE 100 Index	03/21/14	1,168	(11)
	Short Futures Outstanding
(8,490)	5 Year U.S. Treasury Note	03/31/14	(1,024,106)	(2,825)

				(2,845)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
650,000	EUR	Credit Suisse International	02/24/14	885	877	8
446,000	GBP	Westpac Banking Corp.	02/24/14	728	733	(5)
37,532,520	HKD	Union Bank of Switzerland AG	02/05/14	4,834	4,834	—	(h)
				6,447	6,444	3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2014. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
NVDR	—	Non Voting Depositary Receipt
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2014.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i) (k)	— —

Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2014.
^	—	All or portion of the security is unsettled as of January 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately 2,372,885,000 and 27.2%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	538,226
Aggregate gross unrealized depreciation	(200,536)

Net unrealized appreciation/depreciation	337,690

Federal income tax cost of investments	8,398,254

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at January 31, 2014.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$140,742	$—	$140,742
Austria	—	2,425	—	2,425
Belgium	—	30,217	—	30,217
Bermuda	4,207	1,852	—	6,059
Brazil	79,460	—	—	79,460
Canada	68,542	—	—	68,542
China	—	113,937	—	113,937
Denmark	39,605	2,475	—	42,080
Finland	—	45,438	—	45,438
France	—	239,750	—	239,750
Germany	—	137,287	—	137,287
Hong Kong	4,920	65,302	—	70,222
India	—	11,300	—	11,300
Indonesia	—	20,432	—	20,432
Ireland	30,410	—	—	30,410
Italy	—	59,440	—	59,440
Japan	—	234,134	—	234,134
Luxembourg	—	1,584	—	1,584
Malaysia	3,280	—	—	3,280
Mexico	8,087	—	—	8,087
Netherlands	—	89,344	—	89,344
Norway	—	27,953	—	27,953
Poland	—	10,295	—	10,295
Portugal	—	2,507	—	2,507
Qatar	10,953	—	—	10,953
Russia	9,608	38,929	—	48,537
Singapore	—	66,248	—	66,248
South Africa	4,659	63,438	—	68,097
South Korea	33,513	17,960	—	51,473
Spain	72	19,103	—	19,175
Sweden	—	110,011	—	110,011
Switzerland	—	153,128	—	153,128
Taiwan	11,572	94,678	—	106,250
Thailand	14,473	11,443	—	25,916
Turkey	—	26,055	—	26,055
United Arab Emirates	—	6,023	—	6,023
United Kingdom	44,867	411,693	—	456,560
United States	1,420,497	—	2,243	1,422,740

Total Common Stocks	1,788,725	2,255,123	2,243	4,046,091

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Brazil	$6,792	$—	$—		$6,792
Cayman Islands	—	2,841	—		2,841
Luxembourg	7,319	—	—		7,319
United States	180,350	10,878	—	(a)	191,228

Total Preferred Stocks	194,461	13,719	—	(a)	208,180

Debt Securities
Asset-Backed Securities
United States	—	—	421,610		421,610
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	454,501	7,246		461,747
Convertible Bonds
Australia	—	4,471	—		4,471
Austria	—	6,759	—		6,759
Belgium	—	3,125	—		3,125
Bermuda	—	4,578	—		4,578
Canada	—	4,346	—		4,346
Cayman Islands	—	18,369	—		18,369
France	—	22,488	—		22,488
Hungary	4,869	—	—		4,869
India	—	26,294	—		26,294
Italy	—	4,398	—		4,398
Luxembourg	—	11,003	—		11,003
Netherlands	—	6,861	—		6,861
Singapore	—	9,010	—		9,010
Spain	—	22,035	—		22,035
United Kingdom	—	20,648	—		20,648
United States	—	88,733	389		89,122

Total Convertible Bonds	4,869	253,118	389		258,376

Corporate Bonds
Australia	—	19,641	—		19,641
Austria	—	1,988	—		1,988
Azerbaijan	—	4,463	—		4,463
Bahamas	—	2,282	—		2,282
Bermuda	—	14,265	—		14,265
Brazil	—	656	—		656
Canada	—	66,377	1		66,378
Cayman Islands	—	19,991	—		19,991
Chile	—	1,379	—		1,379
Colombia	—	1,300	—		1,300
Costa Rica	—	1,665	—		1,665
Croatia	—	2,999	—		2,999
Dominican Republic	—	2,525	—		2,525
Finland	—	1,366	—		1,366
France	—	702	—		702
Georgia	—	7,041	—		7,041
Germany	—	1,552	1,670		3,222
Hungary	—	739	—		739
Indonesia	—	3,598	—		3,598
Ireland	—	16,007	—		16,007
Japan	—	4,066	—		4,066
Kazakhstan	—	10,248	—		10,248
Liberia	—	1,331	—		1,331
Luxembourg	—	92,420	—		92,420

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Netherlands	$—	$24,038	$—		$24,038
Nigeria	—	1,152	—		1,152
Norway	—	1,780	—		1,780
Singapore	—	466	—		466
Spain	—	2,316	—		2,316
United Kingdom	—	35,974	—		35,974
United States	—	2,017,928	14,025		2,031,953
Venezuela	—	4,485	—		4,485

Total Corporate Bonds	—	2,375,336	15,696		2,391,032

Preferred Securities
Bermuda	—	1,704	—		1,704
France	—	19,207	—		19,207
Sweden	—	752	—		752
Switzerland	—	263	—		263
United Kingdom	—	2,771	—		2,771
United States	—	365,637	—		365,637

Total Preferred Securities	—	390,334	—		390,334

Loan Assignments
Cayman Islands	—	669	—		669
United States	—	105,398	13		105,411

Total	—	106,067	13		106,080

U.S. Treasury Obligations	—	8,113	—		8,113
Foreign Government Securities	—	234,417	14,763		249,180
Right
Spain	—	27	—		27
Warrants
United States	—	—	—	(a)	— (a)
Short-Term Investment
Investment Company	195,174	—	—		195,174

Total Investments in Securities	$2,183,229	$6,090,755	$461,960		$8,735,944

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8	$—		$8

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5)	$—		$(5)
Futures Contracts	(2,845)	—	—		(2,845)

Total Depreciation in Other Financial Instruments	$(2,845)	$(5)	$—		$(2,850)

(a) Value is zero.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2014.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/14
Asset-Backed Securities — United States	$417,470		$—	$(66)	$552	$48,836	$(22,885)	$—	$(22,297)	$421,610
Collateralized Mortgage
Obligations — Non-Agency CMO — United States	7,494		—	16	7	—	(271)	—	—	7,246
Common Stocks — United States	1,782		(110)	668	—	—	(97)	—	—	2,243
Convertible Bonds — Canada	2,584		244	(242)	—	—	(2,586)	—	—	—
Convertible Bonds — United States	335		(55)	94	—	15	—	—	—	389
Corporate Bonds — Canada	1		—	—	—	—	—	—	—	1
Corporate Bonds — Germany	1,844		—	(174)	—	—	—	—	—	1,670
Corporate Bonds — United States	13,542		(29)	301	(10)	987	(685)	—	(81)	14,025
Foreign Government Securities	16,012		—	(1,249)	—	—	—	—	—	14,763
Loan Assignments — United States	13		—	—	—	—	—	—	—	13
Preferred Stocks — United States	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — United States	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$461,077		$50	$(652)	$549	$49,838	$(26,524)	$—	$(22,378)	$461,960

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($601,000).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Income Builder Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 1/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	Market Comparable Companies	EBITDA Multiple (a)	5.50x (N/A)
			Discount for lack of marketability (b)	25% (N/A)
	6	Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)

Common Stock	6
	—	Discounted Cash Flow (c)	Discount for lack of marketability (b)	25% (N/A)
			EBITDA Multiple (a)	5.50x (N/A)

Preferred Stock	—
	138	Market Comparable Companies	EBITDA Multiple (a)	5.50x—6.80x (6.73x)
			Discount for lack of marketability (b)	25% (N/A)

Corporate Bond	138
	397,203	Discounted Cash Flow	Constant Prepayment Rate	0.00%—13.00% (3.64%)
			Constant Default Rate	2.00%—21.26% (6.55%)
			Yield (Discount Rate of Cash Flows)	-0.01%—16.64% (4.95%)

Asset-Backed Securities	397,203
	3,063	Discounted Cash Flow	Constant Prepayment Rate	10.00%—21.26% (14.56%)
			Constant Default Rate	1.84%—6.61% (4.35)
			Yield (Discount Rate of Cash Flows)	7.00%—10.96% (9.08%)

Collateralized Mortgage Obligations	3,063
Warrants	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$400,410

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At January 31, 2013, the value of these securities was approximately $61,550,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or constant prepayment rate may decrease or increase the fair value measurement.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) and (b) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 7.8%
		Netherlands — 4.8%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17 (m)	23
EUR	4,200	Fortis Bank Nederland N.V., 3.375%, 05/19/14 (m)	5,713
EUR	2,351	LeasePlan Corp N.V., 3.250%, 05/22/14 (m)	3,197
GBP	3,500	Nederlandse Waterschapsbank N.V., 2.125%, 09/07/16 (m)	5,894

			14,827

		United Kingdom — 2.9%
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	77
EUR	50	Lloyds Bank plc, 6.250%, 04/15/14 (m)	68
		Network Rail Infrastructure Finance plc,
GBP	2,700	1.250%, 01/22/15 (m)	4,465
GBP	2,500	4.875%, 11/27/15 (m)	4,411

			9,021

		United States — 0.1%
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	72
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	77
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	35
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	77

			261

		Total Corporate Bonds (Cost $22,706)	24,109

	Foreign Government Securities — 58.7%
		Australia — 0.1%
AUD	258	New South Wales Treasury Corp., 5.500%, 03/01/17 (m)	242

		Austria — 1.9%
		Republic of Austria,
EUR	4,100	3.500%, 07/15/15 (e) (m)	5,796
EUR	35	4.350%, 03/15/19 (e) (m)	55

			5,851

		Brazil — 4.7%
BRL	36,950	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17 (m)	14,381

		Canada — 16.2%
		Government of Canada,
CAD	26,960	1.000%, 02/01/14 (m)	24,207
CAD	25,320	2.000%, 03/01/14 (m)	22,752
CAD	15	3.750%, 06/01/19 (m)	15
CAD	3,070	4.000%, 06/01/16 (m)	2,946

			49,920

		Denmark — 1.9%
EUR	4,150	Kingdom of Denmark, 2.750%, 03/16/16 (m)	5,896

		Finland — 3.4%
EUR	4,740	Finland Government Bond, 4.250%, 07/04/15 (e) (m)	6,766
GBP	2,350	Kingdom of Finland, 0.573%, 02/25/16 (m)	3,866

			10,632

		France — 1.4%
		Caisse d’Amortissement de la Dette Sociale,
EUR	50	3.625%, 04/25/15 (m)	70
GBP	2,545	3.750%, 09/08/14 (m)	4,261

			4,331

		Germany — 2.3%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	93
EUR	50	4.250%, 07/04/18 (m)	79
		Kreditanstalt fuer Wiederaufbau,
EUR	5,040	1.875%, 11/16/15 (m)	7,002
EUR	25	3.875%, 01/21/19 (m)	39
EUR	30	4.125%, 07/04/17 (m)	45

			7,258

		Indonesia — 2.6%
IDR	95,160,000	Republic of Indonesia, 9.500%, 06/15/15 (m)	7,970

		Malaysia — 2.9%
		Malaysia Government Bond,
MYR	17,900	3.741%, 02/27/15 (m)	5,381
MYR	12,400	4.160%, 07/15/21 (m)	3,686

			9,067

		Mexico — 10.1%
		United Mexican States,
MXN	192,900	8.000%, 12/17/15 (m)	15,478
MXN	199,200	9.500%, 12/18/14 (m)	15,626

			31,104

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Netherlands — 4.9%
		Bank Nederlandse Gemeenten,
JPY	790,000	1.850%, 11/07/16 (m)	8,115
GBP	2,500	2.375%, 12/23/15 (m)	4,221
AUD	2,950	5.625%, 02/16/17 (m)	2,723

			15,059

		Norway — 2.8%
		Kommunalbanken A.S.,
GBP	2,700	1.375%, 12/23/15 (m)	4,480
AUD	4,650	6.000%, 03/16/15 (m)	4,194

			8,674

		Philippines — 2.0%
PHP	242,250	Philippine Government Bond, 6.500%, 04/28/21 (m)	6,153

		Thailand — 1.5%
THB	154,000	Kingdom of Thailand, 3.650%, 12/17/21 (m)	4,612

		Total Foreign Government Securities (Cost $199,876)	181,150

	Supranational — 21.3%
GBP	2,700	European Bank for Reconstruction & Development, 0.875%, 12/15/14 (m)	4,450
		European Investment Bank,
JPY	912,000	1.400%, 06/20/17 (m)	9,298
GBP	3,770	3.000%, 12/07/15 (m)	6,447
EUR	100	4.250%, 10/15/14 (m)	139
SEK	134,100	4.500%, 05/05/14 (m)	20,639
		European Union,
EUR	4,060	3.125%, 01/27/15 (m)	5,634
EUR	3,756	3.625%, 04/06/16 (m)	5,436
GBP	2,700	Inter-American Development Bank, 0.750%, 12/15/14 (m)	4,445
		International Bank for Reconstruction & Development,
GBP	2,700	0.875%, 12/17/14 (m)	4,451
AUD	5,282	5.130%, 07/14/15 (m)	4,743

		Total Supranational (Cost $66,580)	65,682

SHARES
	Short-Term Investment — 3.7%
		Investment Company — 3.7%
	11,404	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $11,404)	11,404

		Total Investments — 91.5% (Cost $300,566)	282,345
		Other Assets in Excess of Liabilities — 8.5%	26,361

		NET ASSETS — 100.0%	$308,706

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
23,733,098	ARS	Deutsche Bank AG †	02/07/14	3,412	2,941	(471)
19,371,438	ARS	Goldman Sachs International †	03/07/14	2,321	2,274	(47)
5,693,567	AUD	Deutsche Bank AG	02/07/14	4,997	4,982	(15)
7,034,159	AUD	Westpac Banking Corp.	02/07/14	6,150	6,154	4
35,364,751	BRL	State Street Bank & Trust †	02/07/14	14,548	14,642	94
11,728,573	BRL	Citibank, N.A. †	03/07/14	4,836	4,822	(14)
18,854,363	CAD	Barclays Bank plc	02/07/14	17,217	16,928	(289)
1,298,092	CAD	HSBC Bank, N.A.	02/07/14	1,215	1,165	(50)
20,179,712	CAD	State Street Corp.	02/07/14	18,387	18,117	(270)
35,113,687	CAD	Westpac Banking Corp.	02/07/14	31,377	31,525	148
20,139,637	CAD	Barclays Bank plc	03/07/14	18,189	18,071	(118)
5,024,345	CAD	HSBC Bank, N.A.	03/07/14	4,497	4,508	11
10,095,544	CAD	State Street Corp.	03/07/14	9,095	9,058	(37)
27,094,800	CAD	Westpac Banking Corp.	03/07/14	24,224	24,311	87
9,185,566	CHF	Barclays Bank plc	02/07/14	10,308	10,131	(177)
6,397,428	CHF	Westpac Banking Corp.	03/07/14	7,082	7,058	(24)
2,831,596,055	CLP	Westpac Banking Corp. †	02/07/14	5,370	5,097	(273)
2,051,813,042	CLP	State Street Bank & Trust †	03/07/14	3,689	3,680	(9)
30,292,387	CNY	BNP Paribas †	02/07/14	4,961	4,982	21
71,360,026	CNY	Citibank, N.A. †	02/07/14	11,684	11,735	51
22,180,063	CNY	Deutsche Bank AG †	02/07/14	3,634	3,647	13
741,920,897	CNY	HSBC Bank, N.A. †	02/07/14	121,515	122,008	493
527,486,173	CNY	HSBC Bank, N.A. †	03/07/14	86,424	86,360	(64)
7,912,916,461	COP	Deutsche Bank AG †	02/07/14	4,099	3,924	(175)
5,399,260,097	COP	State Street Bank & Trust †	03/07/14	2,662	2,674	12
18,482,255	EUR	Deutsche Bank AG	02/07/14	25,125	24,927	(198)
887,701	EUR	HSBC Bank, N.A.	02/07/14	1,225	1,197	(28)
4,617,738	EUR	Westpac Banking Corp.	02/07/14	6,256	6,228	(28)
6,561,594	EUR	Barclays Bank plc	03/07/14	8,971	8,850	(121)
5,311,757	EUR	BNP Paribas	03/07/14	7,187	7,164	(23)
3,269,518	EUR	HSBC Bank, N.A.	03/07/14	4,471	4,409	(62)
2,602,352	EUR	State Street Corp.	03/07/14	3,559	3,510	(49)
7,542,108	GBP	Deutsche Bank AG	02/07/14	12,391	12,398	7
400,000	GBP	HSBC Bank, N.A.	02/07/14	654	658	4
38,777,978	GBP	Westpac Banking Corp.	02/07/14	63,777	63,746	(31)
7,287,338	GBP	Barclays Bank plc	03/07/14	12,063	11,977	(86)
3,038,599	GBP	BNP Paribas	03/07/14	4,997	4,994	(3)
2,075,466	GBP	State Street Corp.	03/07/14	3,440	3,411	(29)
62,735,948	HKD	Goldman Sachs International	02/07/14	8,092	8,081	(11)
43,088,258	HKD	Westpac Banking Corp.	03/07/14	5,548	5,550	2
55,520,566,710	IDR	HSBC Bank, N.A. †	02/07/14	4,561	4,556	(5)
24,392,312	ILS	Barclays Bank plc	02/07/14	7,029	6,938	(91)
15,899,828	ILS	Deutsche Bank AG	03/07/14	4,526	4,520	(6)
760,993,670	INR	Union Bank of Switzerland AG †	02/07/14	12,218	12,149	(69)
511,907,001	INR	HSBC Bank, N.A. †	03/07/14	8,096	8,127	31
197,161,027	JPY	Citibank, N.A.	02/07/14	1,887	1,930	43
649,363,096	JPY	Deutsche Bank AG	02/07/14	6,222	6,356	134
1,754,488,943	JPY	Goldman Sachs International	02/07/14	16,714	17,172	458
628,414,603	JPY	BNP Paribas	03/07/14	6,138	6,152	14
937,005,677	JPY	Deutsche Bank AG	03/07/14	9,154	9,172	18
25,287,529,558	KRW	Union Bank of Switzerland AG †	02/07/14	24,083	23,506	(577)
16,951,566,312	KRW	HSBC Bank, N.A. †	03/07/14	15,639	15,630	(9)
52,518,572	MXN	Barclays Bank plc	02/07/14	3,960	3,926	(34)
36,502,655	MXN	Deutsche Bank AG	02/07/14	2,747	2,729	(18)
13,556,777	MXN	HSBC Bank, N.A.	02/07/14	1,033	1,013	(20)
394,527,313	MXN	Westpac Banking Corp.	02/07/14	30,055	29,492	(563)
32,159,540	MXN	Credit Suisse International	03/07/14	2,412	2,399	(13)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
177,634,535	MXN	Deutsche Bank AG	03/07/14	13,248	13,251	3
855,000	MXN	HSBC Bank, N.A.	03/07/14	64	64	— (h)
53,629,372	MXN	State Street Corp.	03/07/14	4,014	4,000	(14)
27,787,270	MYR	HSBC Bank, N.A. †	02/07/14	8,321	8,306	(15)
4,734,926	MYR	HSBC Bank, N.A. †	03/07/14	1,412	1,414	2
340,063,650	PHP	HSBC Bank, N.A. †	02/07/14	7,495	7,508	13
159,511,722	PHP	HSBC Bank, N.A. †	03/07/14	3,500	3,518	18
237,081,938	RUB	Union Bank of Switzerland AG †	02/07/14	7,180	6,737	(443)
174,141,489	RUB	State Street Bank & Trust †	03/07/14	4,919	4,921	2
22,777,901	SAR	HSBC Bank, N.A.	02/06/14	6,073	6,073	— (h)
185,346,585	SEK	Deutsche Bank AG	02/07/14	28,338	28,290	(48)
52,106,055	SEK	BNP Paribas	03/07/14	7,964	7,949	(15)
14,582,257	SGD	Goldman Sachs International	02/07/14	11,545	11,421	(124)
10,049,869	SGD	Deutsche Bank AG	03/07/14	7,869	7,872	3
133,641,783	THB	HSBC Bank, N.A.	02/07/14	4,057	4,048	(9)
41,495,878	THB	Deutsche Bank AG	03/07/14	1,252	1,255	3
440,362,382	TWD	Deutsche Bank AG †	02/07/14	14,782	14,529	(253)
300,607,164	TWD	Deutsche Bank AG †	03/07/14	9,937	9,926	(11)
				888,093	884,743	(3,350)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,361,660	ARS	Credit Suisse International †	02/07/14	610	541	69
19,371,438	ARS	Goldman Sachs International †	02/07/14	2,383	2,401	(18)
4,482,737	ARS	Goldman Sachs International †	03/07/14	449	526	(77)
618,036	AUD	Barclays Bank plc	02/07/14	543	540	3
1,007,143	AUD	Citibank, N.A.	02/07/14	882	881	1
343,223	AUD	HSBC Bank, N.A.	02/07/14	303	300	3
10,137,343	AUD	State Street Corp.	02/07/14	9,041	8,870	171
621,981	AUD	Union Bank of Switzerland AG	02/07/14	547	545	2
429,230	AUD	Credit Suisse International	03/07/14	374	375	(1)
954,992	AUD	Deutsche Bank AG	03/07/14	832	834	(2)
410,797	AUD	State Street Corp.	03/07/14	359	359	— (h)
7,034,159	AUD	Westpac Banking Corp.	03/07/14	6,139	6,144	(5)
2,919,637	BRL	Credit Suisse International †	02/07/14	1,233	1,209	24
25,037,980	BRL	Deutsche Bank AG †	02/07/14	10,505	10,367	138
4,124,811	BRL	HSBC Bank, N.A. †	02/07/14	1,726	1,707	19
3,282,324	BRL	Union Bank of Switzerland AG †	02/07/14	1,379	1,359	20
1,564,389	BRL	Deutsche Bank AG †	03/07/14	641	643	(2)
1,555,186	BRL	Goldman Sachs International †	03/07/14	636	639	(3)
1,198,234	BRL	HSBC Bank, N.A. †	03/07/14	487	493	(6)
33,617,864	BRL	State Street Bank & Trust †	03/07/14	13,728	13,821	(93)
14,964,537	CAD	Barclays Bank plc	02/07/14	13,671	13,436	235
1,153,140	CAD	Deutsche Bank AG	02/07/14	1,085	1,035	50
48,868,975	CAD	Goldman Sachs International	02/07/14	45,903	43,875	2,028
8,296,065	CAD	HSBC Bank, N.A.	02/07/14	7,532	7,448	84
2,163,139	CAD	Union Bank of Switzerland AG	02/07/14	1,940	1,942	(2)
6,491,956	CAD	Deutsche Bank AG	03/07/14	5,829	5,824	5
3,381,429	CAD	HSBC Bank, N.A.	03/07/14	3,042	3,034	8
2,087,405	CAD	Union Bank of Switzerland AG	03/07/14	1,869	1,873	(4)
35,113,687	CAD	Westpac Banking Corp.	03/07/14	31,355	31,506	(151)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,895,104	CHF	Barclays Bank plc	02/07/14	2,088	2,090	(2)
893,034	CHF	HSBC Bank, N.A.	02/07/14	981	985	(4)
6,397,428	CHF	Westpac Banking Corp.	02/07/14	7,080	7,057	23
1,370,683	CHF	Deutsche Bank AG	03/07/14	1,531	1,512	19
348,343	CHF	HSBC Bank, N.A.	03/07/14	385	384	1
497,898,051	CLP	Citibank, N.A. †	02/07/14	920	896	24
281,884,962	CLP	Deutsche Bank AG †	02/07/14	519	508	11
2,051,813,042	CLP	State Street Bank & Trust †	02/07/14	3,702	3,693	9
268,799,497	CLP	Goldman Sachs International †	03/07/14	487	482	5
201,039,172	CLP	HSBC Bank, N.A. †	03/07/14	365	360	5
30,292,387	CNY	BNP Paribas †	02/07/14	4,962	4,981	(19)
71,360,026	CNY	Citibank, N.A. †	02/07/14	11,696	11,735	(39)
22,180,063	CNY	Deutsche Bank AG †	02/07/14	3,632	3,648	(16)
741,920,897	CNY	HSBC Bank, N.A. †	02/07/14	121,519	122,008	(489)
18,427,622	CNY	Citibank, N.A. †	03/07/14	3,019	3,017	2
58,496,715	CNY	Deutsche Bank AG †	03/07/14	9,579	9,577	2
43,061,350	CNY	HSBC Bank, N.A. †	03/07/14	7,050	7,050	— (h)
13,807,430	CNY	Merrill Lynch International †	03/07/14	2,262	2,261	1
2,513,656,364	COP	HSBC Bank, N.A. †	02/07/14	1,270	1,247	23
5,399,260,097	COP	State Street Bank & Trust †	02/07/14	2,667	2,677	(10)
721,528,826	COP	Citibank, N.A. †	03/07/14	359	357	2
1,108,324	EUR	Australia and New Zealand Banking Group Limited	02/07/14	1,527	1,495	32
2,221,480	EUR	Barclays Bank plc	02/07/14	3,039	2,996	43
6,126,138	EUR	Goldman Sachs International	02/07/14	8,336	8,262	74
13,996,391	EUR	HSBC Bank, N.A.	02/07/14	18,978	18,876	102
535,360	EUR	State Street Corp.	02/07/14	729	722	7
2,586,836	EUR	Barclays Bank plc	03/07/14	3,538	3,489	49
1,760,786	EUR	BNP Paribas	03/07/14	2,406	2,375	31
1,826,706	EUR	Citibank, N.A.	03/07/14	2,476	2,464	12
1,750,456	EUR	Credit Suisse International	03/07/14	2,393	2,361	32
1,324,048	EUR	Deutsche Bank AG	03/07/14	1,807	1,786	21
1,158,584	EUR	HSBC Bank, N.A.	03/07/14	1,564	1,563	1
4,617,738	EUR	Westpac Banking Corp.	03/07/14	6,255	6,228	27
1,545,078	GBP	Barclays Bank plc	02/07/14	2,535	2,540	(5)
1,236,083	GBP	Citibank, N.A.	02/07/14	2,031	2,032	(1)
550,530	GBP	HSBC Bank, N.A.	02/07/14	912	905	7
750,056	GBP	Union Bank of Switzerland AG	02/07/14	1,235	1,233	2
42,638,339	GBP	Westpac Banking Corp.	02/07/14	70,482	70,091	391
378,306	GBP	Barclays Bank plc	03/07/14	624	622	2
781,861	GBP	Deutsche Bank AG	03/07/14	1,292	1,285	7
790,606	GBP	HSBC Bank, N.A.	03/07/14	1,307	1,300	7
36,177,978	GBP	Westpac Banking Corp.	03/07/14	59,511	59,460	51
13,430,702	HKD	Barclays Bank plc	02/07/14	1,732	1,730	2
6,216,988	HKD	HSBC Bank, N.A.	02/07/14	801	801	— (h)
43,088,258	HKD	Westpac Banking Corp.	02/07/14	5,548	5,550	(2)
3,663,527	HKD	Deutsche Bank AG	03/07/14	472	472	— (h)
2,490,049	HKD	HSBC Bank, N.A.	03/07/14	321	321	— (h)
4,743,157	HKD	Union Bank of Switzerland AG	03/07/14	611	611	— (h)
7,998,360,628	IDR	Citibank, N.A. †	02/07/14	666	657	9
5,996,102,805	IDR	HSBC Bank, N.A. †	02/07/14	495	492	3

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
41,526,103,277	IDR	Union Bank of Switzerland AG †	02/07/14	3,401	3,408	(7)
6,613,738,590	IDR	Citibank, N.A. †	03/07/14	539	541	(2)
5,119,703,920	IDR	Deutsche Bank AG †	03/07/14	417	419	(2)
45,171,897,225	IDR	HSBC Bank, N.A. †	03/07/14	3,675	3,697	(22)
4,237,962	ILS	Barclays Bank plc	02/07/14	1,214	1,206	8
15,899,828	ILS	Deutsche Bank AG	02/07/14	4,528	4,522	6
4,254,522	ILS	HSBC Bank, N.A.	02/07/14	1,217	1,210	7
1,259,644	ILS	Citibank, N.A.	03/07/14	359	358	1
1,374,810	ILS	Deutsche Bank AG	03/07/14	393	391	2
44,950,367	INR	Credit Suisse International †	02/07/14	723	718	5
29,368,844	INR	Deutsche Bank AG †	02/07/14	474	469	5
535,066,685	INR	HSBC Bank, N.A. †	02/07/14	8,524	8,542	(18)
151,607,774	INR	Union Bank of Switzerland AG †	02/07/14	2,456	2,420	36
40,950,496	INR	Citibank, N.A. †	03/07/14	647	650	(3)
33,583,562	INR	HSBC Bank, N.A. †	03/07/14	532	534	(2)
24,886,451	INR	Union Bank of Switzerland AG †	03/07/14	393	395	(2)
1,217,644,605	JPY	Barclays Bank plc	02/07/14	11,682	11,918	(236)
937,005,677	JPY	Deutsche Bank AG	02/07/14	9,153	9,171	(18)
180,114,043	JPY	HSBC Bank, N.A.	02/07/14	1,726	1,763	(37)
153,706,744	JPY	Union Bank of Switzerland AG	02/07/14	1,486	1,505	(19)
112,541,997	JPY	Westpac Banking Corp.	02/07/14	1,082	1,102	(20)
405,308,025	JPY	Deutsche Bank AG	03/07/14	3,953	3,967	(14)
65,548,486	JPY	Goldman Sachs International	03/07/14	641	641	— (h)
134,076,821	JPY	HSBC Bank, N.A.	03/07/14	1,310	1,312	(2)
125,549,535	JPY	Union Bank of Switzerland AG	03/07/14	1,222	1,229	(7)
2,754,746,369	KRW	Citibank, N.A. †	02/07/14	2,588	2,560	28
1,011,530,197	KRW	Deutsche Bank AG †	02/07/14	945	940	5
17,707,895,217	KRW	HSBC Bank, N.A. †	02/07/14	16,367	16,460	(93)
3,813,357,775	KRW	Union Bank of Switzerland AG †	02/07/14	3,575	3,545	30
621,097,648	KRW	Citibank, N.A. †	03/07/14	575	573	2
1,340,373,115	KRW	Deutsche Bank AG †	03/07/14	1,235	1,236	(1)
611,450,797	KRW	HSBC Bank, N.A. †	03/07/14	565	564	1
488,930,895	KRW	Merrill Lynch International †	03/07/14	452	451	1
727,421,437	KRW	Union Bank of Switzerland AG †	03/07/14	669	671	(2)
186,731,810	MXN	Barclays Bank plc	02/07/14	14,047	13,959	88
177,634,535	MXN	Deutsche Bank AG	02/07/14	13,277	13,279	(2)
99,520,140	MXN	HSBC Bank, N.A.	02/07/14	7,465	7,439	26
33,218,833	MXN	Union Bank of Switzerland AG	02/07/14	2,477	2,484	(7)
78,832,645	MXN	Deutsche Bank AG	03/07/14	5,874	5,880	(6)
31,794,374	MXN	HSBC Bank, N.A.	03/07/14	2,358	2,371	(13)
25,911,144	MXN	Union Bank of Switzerland AG	03/07/14	1,941	1,933	8
4,386,366	MYR	Citibank, N.A. †	02/07/14	1,327	1,311	16
23,400,904	MYR	Deutsche Bank AG †	02/07/14	7,118	6,995	123
1,757,089	MYR	Deutsche Bank AG †	03/07/14	524	524	— (h)
22,413,561	MYR	HSBC Bank, N.A. †	03/07/14	6,699	6,692	7
1,400,931	MYR	Merrill Lynch International †	03/07/14	417	418	(1)
313,740,396	PHP	Deutsche Bank AG †	02/07/14	7,094	6,928	166
26,323,254	PHP	HSBC Bank, N.A. †	02/07/14	578	581	(3)
359,699,141	PHP	HSBC Bank, N.A. †	03/07/14	7,909	7,932	(23)

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
39,507,007	RUB	Credit Suisse International †	02/07/14	1,175	1,123	52
23,433,442	RUB	Deutsche Bank AG †	02/07/14	688	666	22
174,141,489	RUB	State Street Bank & Trust †	02/07/14	4,945	4,948	(3)
13,869,471	RUB	Citibank, N.A. †	03/07/14	395	392	3
17,022,131	RUB	Deutsche Bank AG †	03/07/14	481	481	—	(h)
15,039,242	RUB	HSBC Bank, N.A. †	03/07/14	433	425	8
2,586,948	SAR	Barclays Bank plc	02/06/14	690	690	—	(h)
2,511,316	SAR	HSBC Bank, N.A.	02/06/14	669	669	—	(h)
2,744,179	SAR	Deutsche Bank AG	03/06/14	732	732	—	(h)
1,347,932	SAR	Union Bank of Switzerland AG	03/06/14	359	359	—	(h)
183,224,105	SEK	Barclays Bank plc	02/07/14	28,551	27,966	585
2,122,481	SEK	Union Bank of Switzerland AG	02/07/14	330	324	6
186,868,781	SEK	Deutsche Bank AG	03/07/14	28,559	28,510	49
2,574,829	SGD	Barclays Bank plc	02/07/14	2,022	2,017	5
10,049,869	SGD	Deutsche Bank AG	02/07/14	7,868	7,871	(3)
1,482,336	SGD	HSBC Bank, N.A.	02/07/14	1,159	1,161	(2)
475,224	SGD	Union Bank of Switzerland AG	02/07/14	372	373	(1)
1,214,899	SGD	Deutsche Bank AG	03/07/14	952	951	1
907,784	SGD	HSBC Bank, N.A.	03/07/14	711	711	—	(h)
43,797,130	THB	Barclays Bank plc	02/07/14	1,331	1,327	4
41,495,878	THB	Deutsche Bank AG	02/07/14	1,256	1,257	(1)
18,036,959	THB	HSBC Bank, N.A.	02/07/14	547	546	1
8,156,252	THB	Union Bank of Switzerland AG	02/07/14	248	247	1
22,155,564	THB	Westpac Banking Corp.	02/07/14	672	671	1
19,847,280	THB	Deutsche Bank AG	03/07/14	598	600	(2)
18,564,031	THB	HSBC Bank, N.A.	03/07/14	562	562	—	(h)
26,089,974	TWD	Credit Suisse International †	02/07/14	862	861	1
318,817,565	TWD	Deutsche Bank AG †	02/07/14	10,537	10,519	18
12,478,460	TWD	HSBC Bank, N.A. †	02/07/14	413	412	1
82,976,383	TWD	Union Bank of Switzerland AG †	02/07/14	2,755	2,738	17
10,893,400	TWD	Citibank, N.A. †	03/07/14	359	359	—	(h)
28,382,086	TWD	Deutsche Bank AG †	03/07/14	936	937	(1)
19,125,712	TWD	HSBC Bank, N.A. †	03/07/14	631	631	—	(h)
				825,340	821,621	3,719

†	Non-deliverable forward.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,167
Aggregate gross unrealized depreciation	(24,388)

Net unrealized appreciation/depreciation	$(18,221)

Federal income tax cost of investments	$300,566

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,404	$270,941	$—	$282,345
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,934	$—	$6,934
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,565)	$—	$(6,565)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among Levels 1 and 2 during the period ended January 31, 2014.

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (a) below describes the derivatives used by the Fund.

(a). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.6%
	Australia — 2.1%
821	BHP Billiton Ltd. (m)	26,219
317	Rio Tinto Ltd. (m)	18,029

		44,248

	Belgium — 1.4%
304	Anheuser-Busch InBev N.V. (m)	29,174

	China — 2.7%
21,433	China Construction Bank Corp., Class H (m)	14,848
9,587	CNOOC Ltd. (m)	14,892
24,396	Industrial & Commercial Bank of China Ltd., Class H (m)	15,042
1,571	Ping An Insurance Group Co. of China Ltd., Class H (m)	12,696

		57,478

	Denmark — 0.9%
500	Novo Nordisk A/S, Class B (m)	19,810

	France — 12.2%
592	Accor S.A. (m)	28,204
1,080	AXA S.A. (m)	28,332
300	BNP Paribas S.A. (m)	23,195
129	Essilor International S.A. (m)	12,919
9	Groupe Fnac (a) (m)	287
132	Imerys S.A. (m)	10,719
115	Kering (m)	22,916
286	Lafarge S.A. (m)	20,487
145	LVMH Moet Hennessy Louis Vuitton S.A. (m)	25,795
123	Pernod-Ricard S.A. (m)	13,237
361	Sanofi (m)	35,250
204	Schneider Electric S.A. (m)	16,453
258	Technip S.A. (m)	22,035

		259,829

	Germany — 7.0%
189	Allianz SE (m)	31,362
250	Bayer AG (m)	32,911
163	Fresenius Medical Care AG & Co. KGaA (m)	11,522
90	Linde AG (m)	17,097
16	Osram Licht AG (a) (m)	908
449	SAP AG (m)	34,344
170	Siemens AG (m)	21,502

		149,646

	Hong Kong — 3.4%
5,818	Belle International Holdings Ltd. (m)	6,300
2,326	Cheung Kong Holdings Ltd. (m)	34,503
4,874	Hang Lung Properties Ltd. (m)	13,566
2,503	Sands China Ltd. (m)	19,223

		73,592

	India — 0.4%
302	HDFC Bank Ltd., ADR (m)	9,459

	Indonesia — 0.4%
16,158	Astra International Tbk PT (m)	8,501

	Israel — 0.8%
387	Teva Pharmaceutical Industries Ltd., ADR (m)	17,284

	Japan — 17.5%
413	Astellas Pharma, Inc. (m)	25,492
315	Canon, Inc. (m)	9,195
347	Daikin Industries Ltd. (m)	19,875
255	East Japan Railway Co. (m)	18,820
120	FANUC Corp. (m)	19,431
853	Honda Motor Co., Ltd. (m)	31,981
781	Japan Tobacco, Inc. (m)	24,121
970	Komatsu Ltd. (m)	20,473
1,680	Kubota Corp. (m)	25,857
360	Makita Corp. (m)	18,735
958	Mitsubishi Corp. (m)	17,605
95	Nidec Corp. (m)	10,547
320	Nitto Denko Corp. (m)	14,242
316	Shin-Etsu Chemical Co., Ltd. (m)	17,490
89	SMC Corp. (m)	22,290
1,030	Sumitomo Corp. (m)	12,835
801	Toyota Motor Corp. (m)	45,822
3,124	Yahoo! Japan Corp. (m)	17,633

		372,444

	Netherlands — 5.7%
339	Akzo Nobel N.V. (m)	24,358
88	ASML Holding N.V. (m)	7,476
1,976	ING Groep N.V., CVA (a) (m)	26,096
1,819	Royal Dutch Shell plc, Class A (m)	62,838

		120,768

	South Korea — 1.5%
42	Hyundai Mobis (m)	11,972
35	Samsung Electronics Co., Ltd., Reg. S., GDR (m)	20,742

		32,714

	Sweden — 0.6%
459	Atlas Copco AB, Class A (m)	12,441

	Switzerland — 14.0%
841	ABB Ltd. (a) (m)	20,930

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Switzerland — Continued
187	Cie Financiere Richemont S.A., Class A (m)	17,282
898	Credit Suisse Group AG (a) (m)	27,070
4,218	Glencore Xstrata plc (a) (m)	22,241
194	Holcim Ltd. (a) (m)	14,062
628	Nestle S.A. (m)	45,479
547	Novartis AG (m)	43,208
154	Roche Holding AG (m)	42,290
3	SGS S.A. (m)	6,232
1,669	UBS AG (a) (m)	33,108
89	Zurich Insurance Group AG (a) (m)	25,820

		297,722

	Taiwan — 0.6%
747	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	12,639

	United Kingdom — 22.4%
351	Aggreko plc (m)	8,904
7,205	Barclays plc (m)	32,164
2,451	BG Group plc (m)	41,194
639	BHP Billiton plc (m)	18,797
416	British American Tobacco plc (m)	19,841
902	Burberry Group plc (m)	21,405
2,364	Centrica plc (m)	12,075
5,333	HSBC Holdings plc (m)	55,243
462	Imperial Tobacco Group plc (m)	16,848
2,799	Marks & Spencer Group plc (m)	21,627
1,366	Meggitt plc (m)	11,579
1,852	Prudential plc (m)	37,278
396	Rio Tinto plc (m)	21,065
1,952	Standard Chartered plc (m)	39,682
2,714	Tesco plc (m)	14,260
796	Tullow Oil plc (m)	10,299
608	Unilever plc (m)	23,344
11,343	Vodafone Group plc (m)	42,032
1,408	WPP plc (m)	29,498

		477,135

	Total Common Stocks (Cost $1,677,042)	1,994,884

Preferred Stocks — 2.5%
	Germany — 2.5%
184	Henkel AG & Co. KGaA (m)	19,875
133	Volkswagen AG (m)	33,440

	Total Preferred Stocks (Cost $36,593)	53,315

Short-Term Investment — 3.2%
	Investment Company — 3.2%
69,303	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $69,303)	69,303

	Total Investments — 99.3% (Cost $1,782,938)	2,117,502
	Other Assets in Excess of Liabilities — 0.7%	15,425

	NET ASSETS — 100.0%	$2,132,927

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.2%
Commercial Banks	9.0
Insurance	6.4
Oil, Gas & Consumable Fuels	6.1
Automobiles	5.7
Machinery	5.6
Metals & Mining	5.0
Textiles, Apparel & Luxury Goods	4.1
Chemicals	3.5
Food Products	3.3
Tobacco	2.9
Capital Markets	2.8
Electrical Equipment	2.3
Real Estate Management & Development	2.3
Hotels, Restaurants & Leisure	2.2
Construction Materials	2.1
Beverages	2.0
Wireless Telecommunication Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Software	1.6
Trading Companies & Distributors	1.4
Media	1.4
Diversified Financial Services	1.2
Energy Equipment & Services	1.0
Multiline Retail	1.0
Industrial Conglomerates	1.0
Others (each less than 1.0%)	8.7
Short-Term Investment	3.3

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,988,074,000 and 93.9% respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$367,257
Aggregate gross unrealized depreciation	(32,693)

Net unrealized appreciation/depreciation	$334,564

Federal income tax cost of investments	$1,782,938

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$44,248	$—	$44,248
Belgium	—	29,174	—	29,174
China	—	57,478	—	57,478
Denmark	—	19,810	—	19,810
France	—	259,829	—	259,829
Germany	—	149,646	—	149,646
Hong Kong	—	73,592	—	73,592
India	9,459	—	—	9,459
Indonesia	—	8,501	—	8,501
Israel	17,284	—	—	17,284
Japan	—	372,444	—	372,444
Netherlands	—	120,768	—	120,768
South Korea	—	32,714	—	32,714
Sweden	—	12,441	—	12,441
Switzerland	—	297,722	—	297,722
Taiwan	12,639	—	—	12,639
United Kingdom	—	477,135	—	477,135

Total Common Stocks	39,382	1,955,502	—	1,994,884

Preferred Stocks
Germany	—	53,315	—	53,315
Short-Term Investment
Investment Company	69,303	—	—	69,303

Total Investments in Securities	$108,685	$2,008,817	$—	$2,117,502

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.1%
	Australia — 1.7%
677	Australia & New Zealand Banking Group Ltd. (m)	17,824
2,080	Goodman Group (m)	8,498

		26,322

	Belgium — 1.2%
130	Solvay S.A. (m)	18,193

	Canada — 1.1%
989	First Quantum Minerals Ltd. (m)	17,692

	China — 1.6%
2,521	China Shenhua Energy Co., Ltd., Class H (m)	6,471
1,038	ENN Energy Holdings Ltd. (m)	6,716
1,471	Ping An Insurance Group Co. of China Ltd., Class H (m)	11,888

		25,075

	Denmark — 2.7%
704	Danske Bank A/S (a) (m)	15,922
654	Novo Nordisk A/S, Class B (m)	25,897

		41,819

	Finland — 1.1%
880	Stora Enso OYJ, Class R (m)	8,209
565	UPM-Kymmene OYJ (m)	8,659

		16,868

	France — 11.8%
772	AXA S.A. (m)	20,246
308	BNP Paribas S.A. (m)	23,770
421	Cie de St-Gobain (m)	22,102
211	Electricite de France (m)	7,152
418	GDF Suez (m)	9,223
168	Publicis Groupe S.A. (m)	14,910
236	Schneider Electric S.A. (m)	19,020
247	Sodexo (m)	24,331
551	Suez Environnement Co. (m)	9,869
70	Unibail-Rodamco SE (m)	16,850
145	Valeo S.A. (m)	16,187

		183,660

	Germany — 8.4%
135	Allianz SE (m)	22,500
254	BASF SE (m)	27,140
285	Bayer AG (m)	37,467
98	Continental AG (m)	21,125
287	SAP AG (m)	21,984

		130,216

	Hong Kong — 3.8%
6,263	Belle International Holdings Ltd. (m)	6,782
3,648	China Overseas Land & Investment Ltd. (m)	9,792
1,369	Hutchison Whampoa Ltd. (m)	16,954
2,213	Sands China Ltd. (m)	16,993
1,166	Wharf Holdings Ltd. (m)	7,937

		58,458

	Ireland — 0.9%
278	Shire plc (m)	13,873

	Italy — 0.6%
462	Assicurazioni Generali S.p.A. (m)	9,970

	Japan — 18.8%
324	Daikin Industries Ltd. (m)	18,608
450	Daiwa House Industry Co., Ltd. (m)	8,536
293	Dentsu, Inc. (m)	11,482
121	East Japan Railway Co. (m)	8,959
2,536	Hitachi Ltd. (m)	19,333
629	Honda Motor Co., Ltd. (m)	23,566
158	Japan Airlines Co., Ltd. (m)	7,923
587	Japan Tobacco, Inc. (m)	18,123
2,699	Kawasaki Heavy Industries Ltd. (m)	11,672
5,373	Mitsubishi UFJ Financial Group, Inc. (m)	32,303
1,851	Nomura Holdings, Inc. (m)	12,857
395	Nomura Research Institute Ltd. (m)	12,972
1,214	ORIX Corp. (m)	18,416
1,246	Sekisui Chemical Co., Ltd. (m)	14,361
460	Seven & I Holdings Co., Ltd. (m)	18,117
929	Sumitomo Electric Industries Ltd. (m)	14,583
378	Sumitomo Mitsui Financial Group, Inc. (m)	17,502
250	Toyota Motor Corp. (m)	14,328
364	Yamato Holdings Co., Ltd. (m)	7,623

		291,264

	Netherlands — 5.5%
253	ASML Holding N.V. (m)	21,410
4,115	Koninklijke KPN N.V. (a) (m)	15,396
686	Royal Dutch Shell plc, Class A (m)	23,707
648	Unilever N.V., CVA (m)	24,174

		84,687

	South Korea — 1.3%
32	LG Chem Ltd. (m)	7,572
11	Samsung Electronics Co., Ltd. (m)	13,010

		20,582

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Spain — 0.9%
584	Repsol S.A. (m)	13,650

	Sweden — 3.1%
669	Electrolux AB, Series B (m)	14,180
563	Swedbank AB, Class A (m)	14,692
1,586	Telefonaktiebolaget LM Ericsson, Class B (m)	19,425

		48,297

	Switzerland — 9.6%
231	Cie Financiere Richemont S.A., Class A (m)	21,323
512	Novartis AG (m)	40,490
172	Roche Holding AG (m)	47,193
173	Swiss Re AG (a) (m)	14,938
1,258	UBS AG (a) (m)	24,944

		148,888

	United Kingdom — 20.0%
286	AstraZeneca plc (m)	18,148
1,436	BG Group plc (m)	24,131
522	British American Tobacco plc (m)	24,890
1,764	Centrica plc (m)	9,008
395	Diageo plc (m)	11,700
3,748	HSBC Holdings plc (m)	38,463
807	InterContinental Hotels Group plc (m)	26,096
2,691	Kingfisher plc (m)	16,318
219	Pearson plc (m)	4,001
263	Persimmon plc (a) (m)	5,676
584	Petrofac Ltd. (m)	11,081
1,271	Prudential plc (m)	25,578
350	Rio Tinto plc (m)	18,626
431	SABMiller plc (m)	19,366
769	Tate & Lyle plc (m)	9,560
970	Tullow Oil plc (m)	12,557
9,508	Vodafone Group plc (m)	35,233

		310,432

	Total Common Stocks (Cost $1,286,470)	1,459,946

Preferred Stocks — 2.1%
	Germany — 2.1%
134	Henkel AG & Co. KGaA (m)	14,456
71	Volkswagen AG (m)	17,801

	Total Preferred Stocks (Cost $20,667)	32,257

Short-Term Investment — 5.3%
	Investment Company — 5.3%
82,480	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $82,480)	82,480

	Total Investments — 101.5% (Cost $1,389,617)	1,574,683
	Liabilities in Excess of Other Assets — (1.5)%	(23,529)

	NET ASSETS — 100.0%	$1,551,154

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.6%
Commercial Banks	10.2
Insurance	6.7
Oil, Gas & Consumable Fuels	5.1
Hotels, Restaurants & Leisure	4.3
Automobiles	3.5
Chemicals	3.4
Tobacco	2.7
Building Products	2.6
Capital Markets	2.4
Auto Components	2.4
Metals & Mining	2.3
Wireless Telecommunication Services	2.2
Semiconductors & Semiconductor Equipment	2.2
Household Durables	2.2
Food Products	2.1
Electrical Equipment	2.1
Beverages	2.0
Media	1.9
Multi-Utilities	1.8
Real Estate Management & Development	1.7
Real Estate Investment Trusts (REITs)	1.6
Specialty Retail	1.5
Software	1.4
Textiles, Apparel & Luxury Goods	1.4
Communications Equipment	1.2
Electronic Equipment, Instruments & Components	1.2
Diversified Financial Services	1.2
Food & Staples Retailing	1.2
Industrial Conglomerates	1.1
Paper & Forest Products	1.1
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	5.5
Short-Term Investments	5.2

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
100	TOPIX Index	03/13/14	$11,892	$(912)
22	Euro STOXX 50 Index	03/21/14	895	(40)
9	FTSE 100 Index	03/21/14	956	(47)

				$(999)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,815,467	EUR
3,181,405	for GBP	Credit Suisse International	02/04/14	$5,230	#	$5,146	#	$(84)
2,686,375	EUR
2,230,954	for GBP	HSBC Bank, N.A.	02/04/14	3,667	#	3,623	#	(44)
2,343,180	GBP
2,842,941	for EUR	Barclays Bank plc	05/07/14	3,834	#	3,849	#	15
25,695,431	HKD
2,060,680	for GBP	Royal Bank of Canada	02/04/14	3,388	#	3,310	#	(78)
58,045,633	HKD
767,479,360	for JPY	TD Bank Financial Group	05/07/14	7,515	#	7,477	#	(38)
281,821,137	JPY
1,779,803	for GBP	Goldman Sachs International	02/04/14	2,926	#	2,758	#	(168)
27,350,003	SEK
3,082,391	for EUR	Barclays Bank plc	05/07/14	4,158	#	4,169	#	11
5,503,159	AUD	BNP Paribas	02/04/14	4,842		4,816		(26)
5,600,947	AUD	Credit Suisse International	02/04/14	5,303		4,902		(401)
87,167,544	AUD	HSBC Bank, N.A.	02/04/14	82,155		76,285		(5,870)
98,271,650	AUD	TD Bank Financial Group	05/07/14	85,830		85,473		(357)
5,364,276	CHF	Citibank, N.A.	02/04/14	5,894		5,917		23
8,206,586	CHF	State Street Corp.	02/04/14	9,147		9,051		(96)
3,146,375	EUR	BNP Paribas	02/04/14	4,285		4,243		(42)
3,415,791	EUR	Credit Suisse International	02/04/14	4,695		4,607		(88)
4,304,086	EUR	Goldman Sachs International	02/04/14	5,845		5,805		(40)
10,486,130	EUR	HSBC Bank, N.A.	02/04/14	14,290		14,143		(147)
3,247,156	EUR	Merrill Lynch International	02/04/14	4,373		4,379		6
4,530,000	EUR	Morgan Stanley	02/04/14	6,075		6,110		35
4,782,995	EUR	Societe Generale	02/04/14	6,564		6,451		(113)
7,639,267	EUR	State Street Corp.	02/04/14	10,413		10,303		(110)
4,535,940	EUR	Union Bank of Switzerland AG	02/04/14	6,129		6,118		(11)
12,728,162	EUR	Westpac Banking Corp.	05/07/14	17,285		17,167		(118)
3,236,512	GBP	Citibank, N.A.	02/04/14	5,195		5,321		126
4,049,434	GBP	Goldman Sachs International	02/04/14	6,623		6,657		34
3,674,608	GBP	HSBC Bank, N.A.	02/04/14	6,011		6,041		30
3,092,823	GBP	Societe Generale	02/04/14	5,064		5,084		20
5,857,479	GBP	State Street Corp.	02/04/14	9,723		9,629		(94)
5,673,727	GBP	Westpac Banking Corp.	02/04/14	9,312		9,327		15
10,525,339	GBP	BNP Paribas	05/07/14	17,366		17,290		(76)
6,278,015	GBP	Merrill Lynch International	05/07/14	10,318		10,313		(5)
1,886,575	GBP	Westpac Banking Corp.	05/07/14	3,108		3,099		(9)
33,678,719	HKD	HSBC Bank, N.A.	02/04/14	4,345		4,338		(7)
392,308,480	HKD	Westpac Banking Corp.	02/04/14	50,534		50,531		(3)
895,946,944	JPY	Credit Suisse International	02/04/14	8,842		8,769		(73)
1,067,223,071	JPY	Goldman Sachs International	02/04/14	10,224		10,446		222
916,866,341	JPY	HSBC Bank, N.A.	02/04/14	9,060		8,974		(86)
3,487,733,370	JPY	State Street Corp.	02/04/14	35,147		34,137		(1,010)
674,153,631	JPY	TD Bank Financial Group	02/04/14	6,475		6,598		123
729,616,348	JPY	Westpac Banking Corp.	02/04/14	7,312		7,141		(171)
621,945,982	JPY	Goldman Sachs International	05/07/14	6,074		6,091		17
3,725,407,468	JPY	Westpac Banking Corp.	05/07/14	36,330		36,481		151
61,289,297	NOK	Barclays Bank plc	02/04/14	10,273		9,763		(510)
61,289,297	NOK	HSBC Bank, N.A.	05/07/14	9,804		9,731		(73)
25,146,406	SGD	TD Bank Financial Group	02/04/14	20,266		19,696		(570)
25,146,406	SGD	Westpac Banking Corp.	05/07/14	19,734		19,696		(38)
				$610,983		$601,255		$(9,728)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,852,810	CAD	Goldman Sachs International	02/04/14	$2,638	$2,562	$76
13,965,075	CAD	Westpac Banking Corp.	02/04/14	13,375	12,539	836
16,817,886	CAD	Westpac Banking Corp.	05/07/14	15,004	15,067	(63)
3,944,454	CHF	Merrill Lynch International	02/04/14	4,333	4,351	(18)
8,244,345	CHF	Westpac Banking Corp.	02/04/14	9,064	9,093	(29)
6,015,305	CHF	Goldman Sachs International	05/07/14	6,696	6,640	56
24,162,319	DKK	BNP Paribas	02/04/14	4,481	4,367	114
23,560,045	DKK	Royal Bank of Canada	02/04/14	4,280	4,259	21
25,872,481	DKK	State Street Corp.	02/04/14	4,787	4,677	110
18,371,072	DKK	Union Bank of Switzerland AG	02/04/14	3,403	3,321	82
91,965,918	DKK	TD Bank Financial Group	05/07/14	16,769	16,637	132
2,626,208	EUR	Citibank, N.A.	02/04/14	3,615	3,542	73
10,228,517	EUR	Merrill Lynch International	02/04/14	13,911	13,795	116
5,621,123	EUR	Union Bank of Switzerland AG	02/04/14	7,616	7,581	35
21,385,572	EUR	Westpac Banking Corp.	02/04/14	28,923	28,843	80
9,087,570	EUR	Goldman Sachs International	05/07/14	12,367	12,257	110
3,493,914	EUR	Merrill Lynch International	05/07/14	4,728	4,713	15
1,888,772	GBP	BNP Paribas	02/04/14	3,097	3,105	(8)
6,978,621	GBP	Merrill Lynch International	02/04/14	11,463	11,472	(9)
3,172,342	GBP	National Australia Bank	02/04/14	5,182	5,215	(33)
5,180,619	GBP	Royal Bank of Canada	02/04/14	8,483	8,516	(33)
2,250,900	GBP	State Street Corp.	02/04/14	3,594	3,700	(106)
1,793,199	GBP	Union Bank of Switzerland AG	02/04/14	2,925	2,948	(23)
6,061,150	GBP	Westpac Banking Corp.	02/04/14	9,668	9,964	(296)
10,993,861	GBP	TD Bank Financial Group	05/07/14	18,110	18,060	50
34,193,944	HKD	HSBC Bank, N.A.	02/04/14	4,411	4,404	7
67,257,225	HKD	Royal Bank of Canada	02/04/14	8,677	8,663	14
350,231,461	HKD	Westpac Banking Corp.	02/04/14	45,184	45,111	73
392,308,480	HKD	Westpac Banking Corp.	05/07/14	50,538	50,538	— (h)
425,003,520	JPY	Credit Suisse International	02/04/14	4,344	4,159	185
843,449,471	JPY	Merrill Lynch International	02/04/14	8,036	8,255	(219)
2,477,263,030	JPY	State Street Corp.	02/04/14	24,325	24,246	79
582,237,353	JPY	Union Bank of Switzerland AG	02/04/14	5,826	5,699	127
1,114,730,601	JPY	Merrill Lynch International	05/07/14	10,895	10,917	(22)
28,165,515	SEK	Westpac Banking Corp.	02/04/14	4,314	4,299	15
28,165,515	SEK	HSBC Bank, N.A.	05/07/14	4,331	4,293	38
				$389,393	$387,808	$1,585

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/14 of the currency being sold, and the value at 01/31/14 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,474,512,000 and 93.6% respectively

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$219,517
Aggregate gross unrealized depreciation	(34,451)

Net unrealized appreciation/depreciation	$185,066

Federal income tax cost of investments	$1,389,617

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,322	$—	$26,322
Belgium	—	18,193	—	18,193
Canada	17,692	—	—	17,692
China	—	25,075	—	25,075
Denmark	—	41,819	—	41,819
Finland	—	16,868	—	16,868
France	—	183,660	—	183,660
Germany	—	130,216	—	130,216
Hong Kong	—	58,458	—	58,458
Ireland	—	13,873	—	13,873
Italy	—	9,970	—	9,970
Japan	—	291,264	—	291,264
Netherlands	—	84,687	—	84,687
South Korea	—	20,582	—	20,582
Spain	—	13,650	—	13,650
Sweden	—	48,297	—	48,297
Switzerland	—	148,888	—	148,888
United Kingdom	—	310,432	—	310,432

Total Common Stocks	$17,692	$1,442,254	—	$1,459,946

Preferred Stock
Germany	—	32,257	—	32,257
Short-Term Investment
Investment Company	82,480	—	—	82,480

Total Investments in Securities	$100,172	$1,474,511	$—	$1,574,683

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,272	$—	$3,272
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,415)	$—	$(11,415)
Futures Contracts	(999)	—	—	(999)

Total Depreciation in Other Financial Instruments	$(999)	$(11,415)	$—	$(12,414)

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures contracts and forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Australia — 12.2%
1,299	BGP Holdings plc (a) (i)	—
6,309	Dexus Property Group (m)	5,502
2,385	Goodman Group (m)	9,746
6,040	Mirvac Group (m)	8,827
507	Stockland (m)	1,610
1,487	Westfield Group (m)	13,293

		38,978

	Belgium — 0.8%
34	Warehouses De Pauw S.C.A. (m)	2,408

	Canada — 6.5%
159	Allied Properties Real Estate Investment Trust (m)	4,657
210	Canadian Apartment Properties REIT (m)	3,993
111	Canadian Real Estate Investment Trust (m)	4,234
160	Dundee Real Estate Investment Trust, Class A (m)	4,216
240	First Capital Realty, Inc. (m)	3,768

		20,868

	Finland — 0.9%
494	Technopolis OYJ (m)	3,021

	France — 9.7%
60	ICADE (m)	5,237
106	Unibail-Rodamco SE (m)	25,595

		30,832

	Germany — 3.2%
378	Alstria Office REIT-AG (a) (m)	4,903
90	LEG Immobilien AG (a) (m)	5,362

		10,265

	Hong Kong — 10.3%
712	China Overseas Land & Investment Ltd. (m)	1,911
1,154	Hongkong Land Holdings Ltd. (m)	6,947
887	Link REIT (The) (m)	4,011
2,922	New World Development Co., Ltd. (m)	3,654
556	Sun Hung Kai Properties Ltd. (m)	6,780
1,422	Wharf Holdings Ltd. (m)	9,677

		32,980

	Italy — 0.2%
983	Beni Stabili S.p.A. (m)	728

	Japan — 27.3%
4	GLP J-REIT (m)	3,651
6	Japan Hotel REIT Investment Corp. (m)	2,687
3	Japan Logistics Fund, Inc. (m)	6,846

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — Continued
2	Japan Real Estate Investment Corp. (m)	12,037
726	Mitsubishi Estate Co., Ltd. (m)	17,831
854	Mitsui Fudosan Co., Ltd. (m)	26,969
1	Nippon Building Fund, Inc. (m)	4,757
13	Nomura Real Estate Holdings, Inc. (m)	270
2	Orix JREIT, Inc. (m)	2,987
206	Sumitomo Realty & Development Co., Ltd. (m)	9,096

		87,131

	Netherlands — 1.6%
104	Vastned Retail N.V. (m)	4,996

	Norway — 0.2%
462	Norwegian Property ASA (m)	533

	Singapore — 7.3%
4,716	CapitaCommercial Trust (m)	5,233
2,438	CapitaLand Ltd. (m)	5,251
3,377	CapitaMalls Asia Ltd. (m)	4,643
3,662	Global Logistic Properties Ltd. (m)	8,015

		23,142

	United Kingdom — 17.7%
142	Atrium European Real Estate Ltd. (m)	800
1,382	British Land Co. plc (m)	14,906
167	Derwent London plc (m)	6,840
1,426	Hammerson plc (m)	12,299
807	Helical Bar plc (m)	4,599
152	Land Securities Group plc (m)	2,562
3,027	Safestore Holdings plc (m)	9,554
760	ST Modwen Properties plc (m)	4,797

		56,357

	Total Common Stocks (Cost $287,013)	312,239

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.3%
	Investment Company — 3.3%
10,402	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $10,402)	10,402

	Total Investments — 101.2% (Cost $297,415)	322,641
	Liabilities in Excess of Other Assets — (1.2)%	(3,853)

	NET ASSETS — 100.0%	$318,788

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	41.4%
Diversified	28.4
Office	11.0
Shopping Centers	10.7
Industrial	2.1
Real Estate Investment Trusts (REITs)	2.0
Apartments	1.2
Short-Term Investment	3.2

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,674,365	AUD	BNP Paribas	03/14/14	$1,490	$1,462	$(28)
840,269	AUD	Credit Suisse International	03/14/14	752	733	(19)
2,116,926	AUD	TD Bank Financial Group	03/14/14	1,845	1,848	3
1,985,892	AUD	Westpac Banking Corp.	03/14/14	1,781	1,734	(47)

4,234,283	CAD	Union Bank of Switzerland AG	03/14/14	3,971	3,799	(172)

1,471,795	CHF	TD Bank Financial Group	03/14/14	1,635	1,624	(11)
3,954,520	CHF	Union Bank of Switzerland AG	03/14/14	4,449	4,363	(86)

1,090,691	HKD	Goldman Sachs International	02/04/14	140	140	— (h)
10,404,707	HKD	Citibank, N.A.	03/14/14	1,342	1,340	(2)
6,139,183	HKD	Deutsche Bank AG	03/14/14	792	791	(1)
5,176,205	HKD	State Street Corp.	03/14/14	668	667	(1)
140,388,299	HKD	Union Bank of Switzerland AG	03/14/14	18,110	18,084	(26)
16,122,336	HKD	Westpac Banking Corp.	03/14/14	2,079	2,077	(2)

85,531,850	JPY	Citibank, N.A.	03/14/14	820	837	17
69,539,911	JPY	Credit Suisse International	03/14/14	667	681	14
296,531,040	JPY	Morgan Stanley	03/14/14	2,888	2,903	15

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
91,986,842	JPY	State Street Corp.	03/14/14	885	900	15
186,240,182	JPY	Union Bank of Switzerland AG	03/14/14	1,820	1,823	3
273,353,912	JPY	Westpac Banking Corp.	03/14/14	2,640	2,676	36

9,739,889	SEK	Credit Suisse International	03/14/14	1,498	1,486	(12)
26,868,904	SEK	Union Bank of Switzerland AG	03/14/14	4,097	4,099	2

1,398,375	SGD	Barclays Bank plc	03/14/14	1,098	1,095	(3)

				$55,467	$55,162	$(305)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,173,855	AUD	Barclays Bank plc	03/14/14	$3,766	$3,644	$122
1,000,490	AUD	Deutsche Bank AG	03/14/14	898	873	25
1,409,744	AUD	Union Bank of Switzerland AG	03/14/14	1,232	1,231	1

727,965	EUR	Australia and New Zealand Banking Group Limited	03/14/14	990	982	8
3,012,651	EUR	Barclays Bank plc	03/14/14	4,140	4,063	77
853,989	EUR	BNP Paribas	03/14/14	1,175	1,152	23
933,729	EUR	Deutsche Bank AG	03/14/14	1,277	1,259	18
640,788	EUR	Goldman Sachs International	03/14/14	875	864	11
984,912	EUR	HSBC Bank, N.A.	03/14/14	1,340	1,328	12
834,010	EUR	Merrill Lynch International	03/14/14	1,147	1,125	22
704,801	EUR	State Street Corp.	03/14/14	961	951	10
752,545	EUR	Union Bank of Switzerland AG	03/14/14	1,029	1,015	14

582,272	GBP	Australia and New Zealand Banking Group Limited	03/14/14	956	957	(1)
6,289,247	GBP	Barclays Bank plc	03/14/14	10,339	10,336	3
593,728	GBP	BNP Paribas	03/14/14	980	976	4
655,405	GBP	Deutsche Bank AG	03/14/14	1,074	1,077	(3)
985,285	GBP	Merrill Lynch International	03/14/14	1,617	1,620	(3)
745,592	GBP	State Street Corp.	03/14/14	1,233	1,225	8
665,507	GBP	Union Bank of Switzerland AG	03/14/14	1,103	1,093	10

140,946,514	JPY	Australia and New Zealand Banking Group Limited	03/14/14	1,342	1,380	(38)
581,154,856	JPY	Barclays Bank plc	03/14/14	5,606	5,690	(84)
109,984,644	JPY	Goldman Sachs International	03/14/14	1,074	1,077	(3)
74,359,403	JPY	Merrill Lynch International	03/14/14	727	728	(1)
151,219,435	JPY	Morgan Stanley	03/14/14	1,450	1,480	(30)

2,316,005	SGD	Barclays Bank plc	03/14/14	1,853	1,814	39

				$48,184	$47,940	$244

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $291,372,000 and 90.3%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (amounts in thousands):

Aggregate gross unrealized appreciation	$32,844
Aggregate gross unrealized depreciation	(7,618)

Net unrealized appreciation/depreciation	$25,226

Federal income tax cost of investments	$297,415

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$38,978	$—	(a)	$38,978
Belgium	—	2,408	—		2,408
Canada	20,868	—	—		20,868
Finland	—	3,021	—		3,021
France	—	30,832	—		30,832
Germany	—	10,265	—		10,265
Hong Kong	—	32,980	—		32,980
Italy	—	728	—		728
Japan	—	87,131	—		87,131
Netherlands	—	4,996	—		4,996
Norway	—	533	—		533
Singapore	—	23,142	—		23,142
United Kingdom	—	56,357	—		56,357

Total Common Stocks	20,868	291,371	—	(a)	312,239

Short-Term Investment
Investment Company	10,402	—	—		10,402

Total Investments in Securities	$31,270	$291,371	$—	(a)	$322,641

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$512	$—		$512
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(573)	$—	*(a)	$(573)

(a)	Value is zero.

There were no transfers among any levels during the period ended January 31, 2014.

*	Level 3 securities are valued by brokers and pricing services. At January 31, 2014, the value of these securities was zero. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

1. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (a) below describes the derivatives used by the Fund.

(a). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
		Belgium — 1.9%
1		Anheuser-Busch InBev N.V. (m)	79

		Canada — 4.3%
2		Canadian National Railway Co. (m)	88
3		Suncor Energy, Inc. (m)	95

			183

		China — 2.9%
—	(h)	Baidu, Inc., ADR (a) (m)	61
8		Ping An Insurance Group Co. of China Ltd., Class H (m)	61

			122

		France — 11.1%
2		Accor S.A. (m)	113
1		Airbus Group N.V. (m)	84
3		AXA S.A. (m)	87
1		Kering (m)	106
1		Schneider Electric S.A. (m)	78

			468

		Germany — 10.0%
—	(h)	Allianz SE (m)	82
3		Deutsche Post AG (m)	86
1		Fresenius SE & Co. KGaA (m)	88
1		Henkel AG & Co. KGaA (m)	85
1		SAP AG (m)	79

			420

		Hong Kong — 3.8%
8		Cheung Kong Holdings Ltd. (m)	119
6		Sands China Ltd. (m)	43

			162

		India — 1.9%
3		HDFC Bank Ltd., ADR (m)	82

		Ireland — 2.4%
2		Shire plc (m)	100

		Japan — 12.4%
1		East Japan Railway Co. (m)	74
2		Japan Tobacco, Inc. (m)	74
2		Nitto Denko Corp. (m)	71
6		ORIX Corp. (m)	97
2		Toyota Motor Corp. (m)	120
16		Yahoo! Japan Corp. (m)	88

			524

		Netherlands — 1.9%
6		ING Groep N.V., CVA (a) (m)	80

		Russia — 1.7%
7		Sberbank of Russia, ADR (m)	71

		South Korea — 4.2%
—	(h)	Hyundai Mobis (m)	89
—	(h)	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	87

			176

		Spain — 1.7%
6		Banco Bilbao Vizcaya Argentaria S.A. (m)	74

		Sweden — 2.0%
3		Svenska Cellulosa AB SCA, Class B (m)	85

		Switzerland — 11.3%
1		Cie Financiere Richemont S.A. (m)	127
1		Novartis AG (m)	87
—	(h)	Roche Holding AG (m)	127
7		UBS AG (a) (m)	134

			475

		United Kingdom — 21.8%
4		BG Group plc (m)	68
32		Home Retail Group plc (m)	94
13		HSBC Holdings plc (m)	133
14		International Consolidated Airlines Group S.A. (a) (m)	97
9		Meggitt plc (m)	80
9		Partnership Assurance Group plc (a) (m)	46
4		Persimmon plc (a) (m)	77
4		Prudential plc (m)	84
1		Rio Tinto plc (m)	45
6		Standard Chartered plc (m)	118
4		WPP plc (m)	76

			918

		United States — 2.4%
37		Samsonite International S.A. (m)	102

		Total Investments — 97.7% (Cost $3,584)	4,121
		Other Assets in Excess of Liabilities — 2.3%	99

		NET ASSETS — 100.0%	$4,220

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	11.6%
Insurance	8.7
Textiles, Apparel & Luxury Goods	8.1
Pharmaceuticals	7.6
Diversified Financial Services	4.3
Household Products	4.1
Aerospace & Defense	4.0
Oil, Gas & Consumable Fuels	4.0
Road & Rail	3.9
Hotels, Restaurants & Leisure	3.8
Internet Software & Services	3.6
Capital Markets	3.3
Automobiles	2.9
Real Estate Management & Development	2.9
Airlines	2.4
Internet & Catalog Retail	2.3
Auto Components	2.2
Health Care Providers & Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Air Freight & Logistics	2.1
Software	1.9
Beverages	1.9
Electrical Equipment	1.9
Household Durables	1.9
Media	1.8
Tobacco	1.8
Chemicals	1.7
Metals & Mining	1.1

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,708,000 and 90.0%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$667
Aggregate gross unrealized depreciation	(130)

Net unrealized appreciation/depreciation	$537

Federal income tax cost of investments	$3,584

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$79	$—	$79
Canada	183	—	—	183
China	61	61	—	122
France	—	468	—	468
Germany	—	420	—	420
Hong Kong	—	162	—	162
India	82	—	—	82
Ireland	—	100	—	100
Japan	—	524	—	524
Netherlands	—	80	—	80
Russia	—	71	—	71
South Korea	—	176	—	176
Spain	—	74	—	74
Sweden	—	85	—	85
Switzerland	—	475	—	475
United Kingdom	—	918	—	918
United States	—	102	—	102
Total Common Stocks	326	3,795	—	4,121

Total Investments in Securities	$326	$3,795	$—	$4,121

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.1%
	Australia — 1.7%
1,429	Australia & New Zealand Banking Group Ltd. (m)	37,630
4,150	Goodman Group (m)	16,956

		54,586

	Belgium — 1.3%
297	Solvay S.A. (m)	41,504

	Canada — 0.4%
786	First Quantum Minerals Ltd. (m)	14,063

	China — 1.4%
34,296	China Construction Bank Corp., Class H (m)	23,759
8,562	China Shenhua Energy Co., Ltd., Class H (m)	21,975

		45,734

	Denmark — 1.1%
1,607	Danske Bank A/S (a) (m)	36,344

	Finland — 1.1%
2,353	UPM-Kymmene OYJ (m)	36,041

	France — 13.8%
497	Airbus Group N.V. (m)	35,231
2,486	AXA S.A. (m)	65,213
1,066	BNP Paribas S.A. (m)	82,270
1,195	Cie de St-Gobain (m)	62,672
571	Electricite de France (m)	19,395
1,102	GDF Suez (m)	24,334
549	Lafarge S.A. (m)	39,351
362	Publicis Groupe S.A. (m)	32,087
429	Schneider Electric S.A. (m)	34,544
385	Sodexo (m)	37,959
903	Suez Environnement Co. (m)	16,172

		449,228

	Germany — 10.5%
222	Allianz SE (m)	36,987
543	BASF SE (m)	58,085
550	Bayer AG (m)	72,435
1,630	Commerzbank AG (a) (m)	27,593
714	Daimler AG (m)	59,629
3,577	Deutsche Telekom AG (m)	57,835
726	Metro AG (m)	29,829

		342,393

	Hong Kong — 2.8%
9,316	China Overseas Land & Investment Ltd. (m)	25,007
3,687	Hutchison Whampoa Ltd. (m)	45,660
3,103	Wharf Holdings Ltd. (m)	21,123

		91,790

	India — 0.6%
606	ICICI Bank Ltd., ADR (m)	19,505

	Italy — 4.3%
1,228	Assicurazioni Generali S.p.A. (m)	26,489
5,044	Enel S.p.A. (m)	22,958
2,915	Eni S.p.A. (m)	66,205
3,140	UniCredit S.p.A. (m)	23,503

		139,155

	Japan — 21.0%
807	Bridgestone Corp. (m)	28,959
1,772	Daiwa House Industry Co., Ltd. (m)	33,611
479	East Japan Railway Co. (m)	35,357
8,320	Hitachi Ltd. (m)	63,427
1,117	Honda Motor Co., Ltd. (m)	41,876
1,259	Japan Tobacco, Inc. (m)	38,877
7,061	Kawasaki Heavy Industries Ltd. (m)	30,537
532	KDDI Corp. (m)	29,293
12,471	Mitsubishi UFJ Financial Group, Inc. (m)	74,975
395	Nitto Denko Corp. (m)	17,572
4,264	Nomura Holdings, Inc. (m)	29,625
2,820	ORIX Corp. (m)	42,771
1,515	Ricoh Co., Ltd. (m)	15,923
1,104	Seven & I Holdings Co., Ltd. (m)	43,526
1,768	Sumitomo Electric Industries Ltd. (m)	27,774
1,203	Sumitomo Mitsui Financial Group, Inc. (m)	55,726
696	Toyota Motor Corp. (m)	39,808
1,701	Yamato Holdings Co., Ltd. (m)	35,608

		685,245

	Netherlands — 4.4%
2,776	ING Groep N.V., CVA (a) (m)	36,669
6,885	Koninklijke KPN N.V. (a) (m)	25,760
2,367	Royal Dutch Shell plc, Class A (m)	81,993

		144,422

	Norway — 0.4%
614	Telenor ASA (m)	12,770

	South Korea — 0.9%
25	Samsung Electronics Co., Ltd. (m)	29,271

	Spain — 1.4%
1,936	CaixaBank S.A. (m)	11,864

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Spain — Continued
1,492	Repsol S.A. (m)	34,867

		46,731

	Sweden — 2.6%
1,443	Electrolux AB, Series B (m)	30,595
1,180	Nordea Bank AB (m)	15,745
3,232	Telefonaktiebolaget LM Ericsson, Class B (m)	39,574

		85,914

	Switzerland — 5.3%
888	Novartis AG (m)	70,204
160	Roche Holding AG (m)	43,810
367	Swiss Re AG (a) (m)	31,676
1,406	UBS AG (a) (m)	27,890

		173,580

	United Kingdom — 20.1%
757	AstraZeneca plc (m)	47,976
3,113	Aviva plc (m)	22,772
8,762	Barclays plc (m)	39,116
2,840	BG Group plc (m)	47,739
5,031	BP plc (m)	39,430
10,040	HSBC Holdings plc (m)	103,025
1,343	InterContinental Hotels Group plc (m)	43,425
4,002	Kingfisher plc (m)	24,266
540	Pearson plc (m)	9,859
2,581	Prudential plc (m)	51,946
1,296	Rio Tinto plc (m)	68,955
589	SABMiller plc (m)	26,449
1,145	Tullow Oil plc (m)	14,829
31,479	Vodafone Group plc (m)	116,652

		656,439

	Total Common Stocks (Cost $2,657,165)	3,104,715

Preferred Stock — 1.3%
	Germany — 1.3%
162	Volkswagen AG (m) (Cost $22,343)	40,883

Short-Term Investment — 3.4%
	Investment Company — 3.4%
112,422	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $112,422)	112,422

	Total Investments — 99.8% (Cost $2,791,930)	3,258,020
	Other Assets in Excess of Liabilities — 0.2%	5,603

	NET ASSETS — 100.0%	$3,263,623

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.9%
Oil, Gas & Consumable Fuels	9.4
Insurance	7.2
Pharmaceuticals	7.2
Automobiles	5.6
Wireless Telecommunication Services	4.5
Chemicals	3.6
Diversified Telecommunication Services	3.0
Metals & Mining	2.5
Hotels, Restaurants & Leisure	2.5
Real Estate Management & Development	2.4
Diversified Financial Services	2.4
Food & Staples Retailing	2.3
Electronic Equipment, Instruments & Components	1.9
Building Products	1.9
Electrical Equipment	1.9
Capital Markets	1.8
Industrial Conglomerates	1.4
Electric Utilities	1.3
Media	1.3
Multi-Utilities	1.2
Communications Equipment	1.2
Construction Materials	1.2
Tobacco	1.2
Paper & Forest Products	1.1
Air Freight & Logistics	1.1
Road & Rail	1.1
Aerospace & Defense	1.1
Others (each less than 1.0%)	6.3
Short-Term Investments	3.5

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
32,850,114	CHF
26,718,966	for EUR	State Street Corp.	02/28/14	$36,036	#	$36,239	#	$203
4,832,149	GBP
5,715,239	for EUR	Goldman Sachs International	02/28/14	7,708	#	7,942	#	234
4,006,369	GBP
4,865,322	for EUR	Merrill Lynch International	02/28/14	6,562	#	6,585	#	23
58,487,676	GBP
70,313,069	for EUR	State Street Corp.	02/28/14	94,832	#	96,132	#	1,300
4,863,664	GBP
811,868,086	for JPY	Citibank, N.A.	02/28/14	7,947	#	7,994	#	47
691,417,132	JPY
4,843,746	for EUR	Credit Suisse International	02/28/14	6,533	#	6,768	#	235
758,734,709	JPY
5,402,140	for EUR	Westpac Banking Corp.	02/28/14	7,286	#	7,427	#	141
688,263,249	JPY
3,997,006	for GBP	Credit Suisse International	02/28/14	6,569	#	6,737	#	168
1,762,812,189	JPY
112,817,814	for SEK	State Street Corp.	02/28/14	17,214	#	17,255	#	41
11,848,458	AUD	Goldman Sachs International	02/28/14	10,365		10,354		(11)
12,458,663	AUD	HSBC Bank, N.A.	02/28/14	11,064		10,887		(177)
183,120,490	AUD	National Australia Bank	02/28/14	166,672		160,015		(6,657)
19,025,464	CHF	Barclays Bank plc	02/28/14	20,967		20,988		21
8,256,909	CHF	Credit Suisse International	02/28/14	9,074		9,109		35
9,620,810	CHF	Westpac Banking Corp.	02/28/14	10,659		10,613		(46)
32,471,209	EUR	BNP Paribas	02/28/14	44,264		43,794		(470)
12,101,067	EUR	Citibank, N.A.	02/28/14	16,449		16,321		(128)
15,955,582	EUR	Credit Suisse International	02/28/14	21,801		21,519		(282)
8,222,458	EUR	Deutsche Bank AG	02/28/14	11,122		11,090		(32)
12,731,019	EUR	Goldman Sachs International	02/28/14	17,307		17,170		(137)
4,754,173	EUR	HSBC Bank, N.A.	02/28/14	6,595		6,412		(183)
6,265,640	EUR	Morgan Stanley	02/28/14	8,477		8,450		(27)
11,320,701	EUR	National Australia Bank	02/28/14	15,390		15,268		(122)
8,935,658	EUR	Royal Bank of Canada	02/28/14	12,209		12,052		(157)
14,323,743	EUR	State Street Corp.	02/28/14	19,717		19,319		(398)
19,225,456	EUR	Union Bank of Switzerland AG	02/28/14	26,160		25,930		(230)
13,979,015	EUR	Westpac Banking Corp.	02/28/14	19,029		18,854		(175)
59,689,793	GBP	BNP Paribas	02/28/14	96,575		98,108		1,533
9,899,551	GBP	Citibank, N.A.	02/28/14	16,368		16,271		(97)
6,006,168	GBP	Credit Suisse International	02/28/14	9,932		9,872		(60)
5,488,608	GBP	State Street Corp.	02/28/14	9,109		9,021		(88)
4,038,613	GBP	Union Bank of Switzerland AG	02/28/14	6,669		6,638		(31)
7,551,638	GBP	Westpac Banking Corp.	02/28/14	12,428		12,412		(16)
1,699,293,313	JPY	Barclays Bank plc	02/28/14	16,227		16,634		407
914,090,663	JPY	Credit Suisse International	02/28/14	8,752		8,947		195
2,825,059,171	JPY	Goldman Sachs International	02/28/14	27,379		27,653		274
1,019,041,094	JPY	Royal Bank of Canada	02/28/14	9,915		9,975		60
1,101,266,930	JPY	Societe Generale	02/28/14	10,758		10,780		22
1,386,709,001	JPY	State Street Corp.	02/28/14	13,564		13,574		10
1,358,492,173	JPY	Union Bank of Switzerland AG	02/28/14	13,248		13,298		50
96,742,391	NOK	BNP Paribas	02/28/14	15,783		15,398		(385)
54,254,923	NOK	Societe Generale	02/28/14	8,649		8,636		(13)
76,531,535	SEK	BNP Paribas	02/28/14	11,608		11,677		69
60,498,296	SGD	National Australia Bank	02/28/14	48,310		47,385		(925)
				$973,282		$967,503		$(5,779)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,966,978	CAD	Union Bank of Switzerland AG	02/28/14	$9,050	$8,945	$105
4,259,576	CAD	Westpac Banking Corp.	02/28/14	4,023	3,822	201
5,756,033	CHF	Credit Suisse International	02/28/14	6,417	6,350	67
72,897,144	CHF	Westpac Banking Corp.	02/28/14	80,135	80,417	(282)
4,998,608	EUR	Australia and New Zealand Banking Group Limited	02/28/14	6,772	6,742	30
24,106,477	EUR	Barclays Bank plc	02/28/14	32,674	32,512	162
10,521,283	EUR	BNP Paribas	02/28/14	14,397	14,190	207
20,675,350	EUR	Goldman Sachs International	02/28/14	28,227	27,885	342
80,261,536	EUR	HSBC Bank, N.A.	02/28/14	108,488	108,249	239
17,869,135	EUR	TD Bank Financial Group	02/28/14	24,609	24,101	508
12,701,823	GBP	Barclays Bank plc	02/28/14	20,877	20,877	— (h)
9,175,635	GBP	BNP Paribas	02/28/14	15,042	15,081	(39)
15,151,509	GBP	Goldman Sachs International	02/28/14	24,762	24,904	(142)
5,632,118	GBP	HSBC Bank, N.A.	02/28/14	9,074	9,257	(183)
6,121,517	GBP	TD Bank Financial Group	02/28/14	10,028	10,061	(33)
5,909,070	GBP	Union Bank of Switzerland AG	02/28/14	9,657	9,713	(56)
24,323,748	GBP	Westpac Banking Corp.	02/28/14	39,838	39,979	(141)
427,259,864	HKD	Westpac Banking Corp.	02/28/14	55,122	55,035	87
2,128,387,656	JPY	Barclays Bank plc	02/28/14	20,557	20,835	(278)
1,366,731,557	JPY	Citibank, N.A.	02/28/14	13,556	13,378	178
730,857,200	JPY	Goldman Sachs International	02/28/14	7,134	7,154	(20)
780,452,373	JPY	HSBC Bank, N.A.	02/28/14	7,575	7,639	(64)
7,918,387,830	JPY	Societe Generale	02/28/14	77,677	77,510	167
1,894,884,791	JPY	TD Bank Financial Group	02/28/14	18,456	18,548	(92)
1,805,027,437	JPY	Westpac Banking Corp.	02/28/14	17,243	17,669	(426)
				$661,390	$660,853	$537

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/14 of the currency being sold, and the value at 01/31/14 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures,

swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,112,030,000 and 95.5%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$534,443
Aggregate gross unrealized depreciation	(68,353)

Net unrealized appreciation/depreciation	$466,090

Federal income tax cost of investments	$2,791,930

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$54,586	$—	$54,586
Belgium	—	41,504	—	41,504
Canada	14,063	—	—	14,063
China	—	45,734	—	45,734
Denmark	—	36,344	—	36,344
Finland	—	36,041	—	36,041
France	—	449,228	—	449,228
Germany	—	342,393	—	342,393
Hong Kong	—	91,790	—	91,790
India	19,505	—	—	19,505
Italy	—	139,155	—	139,155
Japan	—	685,245	—	685,245
Netherlands	—	144,422	—	144,422
Norway	—	12,770	—	12,770
South Korea	—	29,271	—	29,271
Spain	—	46,731	—	46,731
Sweden	—	85,914	—	85,914
Switzerland	—	173,580	—	173,580
United Kingdom	—	656,439	—	656,439

Total Common Stocks	$33,568	$3,071,147	$—	$3,104,715

Preferred Stock
Germany	—	40,883	—	40,883
Short-Term Investment
Investment Company	112,422	—	—	112,422

Total Investments in Securities	$145,990	$3,112,030	$—	$3,258,020

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,361	$—	$7,361
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(12,603)	$—	$(12,603)

There were no transfers among any levels during the period ended January 31, 2014.

1. Derivatives — The Fund uses instruments including forward foreign currency exchange and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(a). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.7%
	Australia — 1.5%
1,186	Goodman Group (m)	4,846

	Belgium — 3.9%
87	Solvay S.A. (m)	12,102

	Canada — 1.4%
238	First Quantum Minerals Ltd. (m)	4,257

	China — 2.1%
2,561	China Shenhua Energy Co., Ltd., Class H (m)	6,572

	Denmark — 3.3%
465	Danske Bank A/S (a) (m)	10,508

	Finland — 3.4%
698	UPM-Kymmene OYJ (m)	10,694

	France — 17.7%
146	Airbus Group N.V. (m)	10,315
344	Cie de St-Gobain (m)	18,057
160	Lafarge S.A. (m)	11,443
114	Sodexo (m)	11,192
269	Suez Environnement Co. (m)	4,820

		55,827

	Germany — 8.5%
209	Daimler AG (m)	17,464
228	Metro AG (m)	9,377

		26,841

	Hong Kong — 4.4%
2,722	China Overseas Land & Investment Ltd. (m)	7,307
946	Wharf Holdings Ltd. (m)	6,440

		13,747

	Italy — 4.7%
369	Assicurazioni Generali S.p.A. (m)	7,952
912	UniCredit S.p.A. (m)	6,824

		14,776

	Japan — 24.7%
236	Bridgestone Corp. (m)	8,487
512	Daiwa House Industry Co., Ltd. (m)	9,711
138	East Japan Railway Co. (m)	10,193
367	Japan Tobacco, Inc. (m)	11,317
2,090	Kawasaki Heavy Industries Ltd. (m)	9,039
120	Nitto Denko Corp. (m)	5,327
445	Ricoh Co., Ltd. (m)	4,674
538	Sumitomo Electric Industries Ltd. (m)	8,442
512	Yamato Holdings Co., Ltd. (m)	10,713

		77,903

	Norway — 1.2%
184	Telenor ASA (m)	3,821

	South Korea — 2.7%
7	Samsung Electronics Co., Ltd. (m)	8,445

	Spain — 1.1%
572	CaixaBank S.A. (m)	3,505

	Sweden — 2.8%
421	Electrolux AB, Series B (m)	8,938

	Switzerland — 5.6%
110	Swiss Re AG (a) (m)	9,509
410	UBS AG (a) (m)	8,139

		17,648

	United Kingdom — 4.7%
1,180	Kingfisher plc (m)	7,157
170	SABMiller plc (m)	7,655

		14,812

	Total Common Stocks (Cost $263,731)	295,242

Preferred Stock — 3.8%
	Germany — 3.8%
48	Volkswagen AG (m) (Cost $5,999)	12,071

	Total Investments — 97.5% (Cost $269,730)	307,313
	Other Assets in Excess of Liabilities — 2.5%	7,958

	NET ASSETS — 100.0%	$315,271

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Automobiles	9.6%
Real Estate Management & Development	7.6
Commercial Banks	6.8
Building Products	5.9
Insurance	5.7
Chemicals	5.7
Construction Materials	3.7
Tobacco	3.7
Hotels, Restaurants & Leisure	3.6
Air Freight & Logistics	3.5
Paper & Forest Products	3.5
Aerospace & Defense	3.4
Road & Rail	3.3
Food & Staples Retailing	3.1
Machinery	2.9
Household Durables	2.9
Auto Components	2.8
Semiconductors & Semiconductor Equipment	2.8
Electrical Equipment	2.7
Capital Markets	2.6
Beverages	2.5
Specialty Retail	2.3
Oil, Gas & Consumable Fuels	2.1
Real Estate Investment Trusts (REITs)	1.6
Multi-Utilities	1.6
Office Electronics	1.5
Metals & Mining	1.4
Diversified Telecommunication Services	1.2

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	TOPIX Index	03/13/14	$832	$(57)
4	SPI 200 Index	03/20/14	450	(10)
45	Euro STOXX 50 Index	03/21/14	1,832	(80)
11	FTSE 100 Index	03/21/14	1,168	(55)

				$(202)

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $ 303,055,000 and 98.6%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,298
Aggregate gross unrealized depreciation	(10,715)

Net unrealized appreciation/depreciation	$37,583

Federal income tax cost of investments	$269,730

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation by country input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,846	$—	$4,846
Belgium	—	12,102	—	12,102
Canada	4,257	—	—	4,257
China	—	6,572	—	6,572
Denmark	—	10,508	—	10,508
Finland	—	10,694	—	10,694
France	—	55,827	—	55,827
Germany	—	26,841	—	26,841
Hong Kong	—	13,747	—	13,747
Italy	—	14,776	—	14,776
Japan	—	77,903	—	77,903
Norway	—	3,821	—	3,821
South Korea	—	8,445	—	8,445
Spain	—	3,505	—	3,505
Sweden	—	8,938	—	8,938
Switzerland	—	17,648	—	17,648
United Kingdom	—	14,812	—	14,812

Total Common Stocks	4,257	290,985	—	295,242

Preferred Stock
Germany	—	12,071	—	12,071

Total Investments in Securities	$4,257	$303,056	$—	$307,313

Depreciation in Other Financial Instruments
Futures Contracts	$(202)	$—	$—	$(202)

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.0%
	Austria — 0.3%
75	Voestalpine AG (m)	3,349

	Belgium — 1.1%
180	Delhaize Group S.A. (m)	11,531

	Bermuda — 0.6%
683	Frontline Ltd. (a) (m)	2,878
1,576	Golden Ocean Group Ltd. (m)	3,281

		6,159

	Denmark — 4.2%
1	AP Moeller - Maersk A/S, Class B (m)	8,336
111	D/S Norden A/S (m)	5,207
131	FLSmidth & Co. A/S (m)	7,002
361	GN Store Nord A/S (m)	8,580
192	Pandora A/S (m)	11,017
166	Vestas Wind Systems A/S (a) (m)	5,485

		45,627

	France — 15.5%
225	Airbus Group N.V. (m)	15,910
1,434	Alcatel-Lucent (a) (m)	5,736
468	AXA S.A. (m)	12,270
236	Cap Gemini S.A. (m)	16,083
148	Carrefour S.A. (m)	5,102
297	Cie de St-Gobain (m)	15,569
827	Credit Agricole S.A. (a) (m)	11,099
260	Electricite de France (m)	8,811
1,845	Natixis (m)	10,821
80	Renault S.A. (m)	6,910
144	Sanofi (m)	14,040
146	Societe Generale S.A. (m)	8,254
171	Thales S.A. (m)	11,148
401	Total S.A. (m)	22,855
50	Valeo S.A. (m)	5,613

		170,221

	Germany — 12.0%
54	Allianz SE (m)	8,913
82	Bayer AG (m)	10,790
91	Bayerische Motoren Werke AG (m)	9,863
36	Continental AG (m)	7,691
181	Daimler AG (m)	15,119
13	Deutsche Bank AG (m)	634
578	Deutsche Lufthansa AG (a) (m)	13,719
427	Deutsche Post AG (m)	14,731
43	Duerr AG (m)	3,589
131	Merck KGaA (m)	20,259

SHARES	SECURITY DESCRIPTION	VALUE($)
	Germany — Continued
50	Muenchener Rueckversicherungs AG (m)	10,212
246	Nordex SE (a) (m)	3,267
83	Osram Licht AG (a) (m)	4,837
182	ProSiebenSat.1 Media AG (m)	8,169

		131,793

	Ireland — 3.3%
19,342	Bank of Ireland (a) (m)	7,656
1,866	Henderson Group plc (m)	6,721
329	Shire plc (m)	16,410
220	Smurfit Kappa Group plc (m)	5,151

		35,938

	Italy — 1.5%
147	Azimut Holding S.p.A. (m)	4,241
313	Eni S.p.A. (m)	7,107
529	Mediobanca S.p.A. (a) (m)	4,837

		16,185

	Luxembourg — 0.0% (g)
21	GAGFAH S.A. (a) (m)	300

	Netherlands — 5.8%
592	Aegon N.V. (m)	5,163
285	Delta Lloyd N.V. (m)	7,334
1,278	ING Groep N.V., CVA (a) (m)	16,880
1,007	PostNL N.V. (a) (m)	5,636
533	Royal Dutch Shell plc, Class A (m)	18,395
274	Unilever N.V., CVA (m)	10,208

		63,616

	Norway — 0.7%
199	Yara International ASA (m)	8,233

	Spain — 2.9%
1,567	Abengoa S.A., Class B (m)	5,176
313	Gamesa Corp. Tecnologica S.A. (a) (m)	3,427
165	Grifols S.A. (m)	8,547
641	Repsol S.A. (m)	14,987

		32,137

	Sweden — 2.8%
136	NCC AB, Class B (m)	4,324
335	Swedbank AB, Class A (m)	8,747
985	TeliaSonera AB (m)	7,294
533	Trelleborg AB, Class B (m)	10,622

		30,987

	Switzerland — 7.9%
59	Cembra Money Bank AG (a) (m)	3,852
8	Galenica AG (m)	7,144

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Switzerland — Continued
1,394	Glencore Xstrata plc (a) (m)	7,350
269	Nestle S.A. (m)	19,502
305	Novartis AG (m)	24,136
88	Roche Holding AG (m)	24,132

		86,116

	United Kingdom — 36.4%
640	Ashtead Group plc (m)	8,297
662	Aviva plc (m)	4,840
722	Babcock International Group plc (m)	16,474
1,636	BAE Systems plc (m)	11,540
927	Barratt Developments plc (m)	5,761
227	Berkeley Group Holdings plc (m)	9,617
426	BHP Billiton plc (m)	12,552
3,857	BP plc (m)	30,226
444	British American Tobacco plc (m)	21,196
4,143	BT Group plc (m)	26,089
1,349	Countrywide plc (m)	12,666
559	Crest Nicholson Holdings plc (a) (m)	3,365
969	Daily Mail & General Trust plc, Class A (m)	15,302
364	easyJet plc (m)	9,836
870	Foxtons Group plc (a) (m)	4,995
1,429	GKN plc (m)	9,248
591	GlaxoSmithKline plc (m)	15,189
1,293	HSBC Holdings plc (m)	13,266
2,207	International Consolidated Airlines Group S.A. (a) (m)	15,108
2,884	ITV plc (m)	9,308
1,144	Jupiter Fund Management plc (m)	7,013
1,761	Legal & General Group plc (m)	6,218
10,088	Lloyds Banking Group plc (a) (m)	13,757
173	Next plc (m)	17,790
239	Persimmon plc (a) (m)	5,151
688	Prudential plc (m)	13,843
245	Reckitt Benckiser Group plc (m)	18,352
259	Rio Tinto plc (m)	13,765
580	Sports Direct International plc (a) (m)	6,504
4,516	Taylor Wimpey plc (m)	8,312
1,171	Thomas Cook Group plc (a) (m)	3,460
1,141	TUI Travel plc (m)	7,974
5,784	Vodafone Group plc (m)	21,435

		398,449

	Total Common Stocks (Cost $969,933)	1,040,641

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.9%
	Investment Company — 5.9%
64,168	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $64,168)	64,168

	Total Investments — 100.9% (Cost $1,034,101)	1,104,809
	Liabilities in Excess of Other Assets — (0.9)%	(9,936)

	NET ASSETS — 100.0%	$1,094,873

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.0%
Oil, Gas & Consumable Fuels	8.7
Commercial Banks	6.7
Insurance	6.2
Airlines	3.5
Aerospace & Defense	3.5
Metals & Mining	3.4
Diversified Telecommunication Services	3.0
Media	3.0
Household Durables	2.9
Automobiles	2.9
Food Products	2.7
Capital Markets	2.1
Auto Components	2.0
Wireless Telecommunication Services	1.9
Tobacco	1.9
Air Freight & Logistics	1.8
Household Products	1.7
Real Estate Management & Development	1.6
Multiline Retail	1.6
Electrical Equipment	1.5
Diversified Financial Services	1.5
Marine	1.5
Food & Staples Retailing	1.5
Construction & Engineering	1.5
Commercial Services & Supplies	1.5
IT Services	1.5
Building Products	1.4
Machinery	1.3
Hotels, Restaurants & Leisure	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	5.9
Short-Term Investments	5.8

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,040,642,000 and 94.2%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,070
Aggregate gross unrealized depreciation	(14,362)

Net unrealized appreciation/depreciation	$70,708

Federal income tax cost of investments	$1,034,101

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$64,168	$1,040,641	$—	$1,104,809

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and common stocks. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period January 31, 2014.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Australia — 5.0%
213	Australia & New Zealand Banking Group Ltd. (m)	5,614
221	Bank of Queensland Ltd. (m)	2,201
236	Bendigo and Adelaide Bank Ltd. (m)	2,393
259	BHP Billiton Ltd. (m)	8,269
390	Challenger Ltd. (m)	2,045
50	Macquarie Group Ltd. (m)	2,356
148	National Australia Bank Ltd. (m)	4,295
50	Sydney Airport (m)	174
61	Wesfarmers Ltd. (m)	2,248
199	Westpac Banking Corp. (m)	5,361

		34,956

	Austria — 0.7%
19	ams AG (m)	2,397
49	Voestalpine AG (m)	2,208

		4,605

	Belgium — 1.0%
74	Anheuser-Busch InBev N.V. (m)	7,086

	Bermuda — 0.4%
33	Signet Jewelers Ltd. (m)	2,645

	China — 0.6%
2,847	China Construction Bank Corp., Class H (m)	1,972
936	China Merchants Bank Co., Ltd., Class H (m)	1,649
1,282	Xinyi Solar Holdings Ltd. (a) (m)	269

		3,890

	Denmark — 0.7%
45	Pandora A/S (m)	2,610
261	TDC A/S (m)	2,457

		5,067

	Finland — 1.8%
100	Elisa OYJ (m)	2,558
377	Nokia OYJ (a) (m)	2,612
51	Sampo, Class A (m)	2,354
260	Stora Enso OYJ, Class R (m)	2,430
143	UPM-Kymmene OYJ (m)	2,190

		12,144

	France — 10.2%
48	Accor S.A. (m)	2,302
48	Airbus Group N.V. (m)	3,431
267	AXA S.A. (m)	6,994
85	BNP Paribas S.A. (m)	6,555
63	Bouygues S.A. (m)	2,397
45	Cap Gemini S.A. (m)	3,063
51	Cie de St-Gobain (m)	2,674
185	Credit Agricole S.A. (a) (m)	2,486
72	Electricite de France (m)	2,445
27	Neopost S.A. (m)	2,283
77	Plastic Omnium S.A. (m)	1,993
33	Renault S.A. (m)	2,855
40	Safran S.A. (m)	2,821
73	SCOR SE (m)	2,381
69	Societe Generale S.A. (m)	3,922
44	Teleperformance (m)	2,563
39	Thales S.A. (m)	2,530
149	Total S.A. (m)	8,523
24	Valeo S.A. (m)	2,650
50	Vinci S.A. (m)	3,259
14	Zodiac Aerospace (m)	2,550

		70,677

	Germany — 9.6%
39	Allianz SE (m)	6,522
64	BASF SE (m)	6,821
79	Bayer AG (m)	10,457
23	Bayerische Motoren Werke AG (m)	2,513
21	Bilfinger Berger SE (m)	2,399
14	Continental AG (m)	2,986
77	Daimler AG (m)	6,451
48	Deutsche Bank AG (m)	2,332
109	Deutsche Lufthansa AG (a) (m)	2,584
101	Deutsche Post AG (m)	3,472
259	Deutsche Telekom AG (m)	4,191
82	Freenet AG (a) (m)	2,500
20	Fresenius SE & Co. KGaA (m)	3,149
55	GEA Group AG (m)	2,578
13	Merck KGaA (m)	2,030
53	Metro AG (m)	2,164
14	Osram Licht AG (a) (m)	820
37	Wincor Nixdorf AG (m)	2,612

		66,581

	Hong Kong — 2.2%
1,133	Cathay Pacific Airways Ltd. (m)	2,357
152	Cheung Kong Holdings Ltd. (m)	2,255
1,036	China Overseas Land & Investment Ltd. (m)	2,781
228	Hutchison Whampoa Ltd. (m)	2,823

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Hong Kong — Continued
294	Sands China Ltd. (m)	2,255
146	Swire Pacific Ltd., Class A (m)	1,573
1,822	Xinyi Glass Holdings Ltd. (m)	1,476

		15,520

	India — 0.5%
73	HDFC Bank Ltd., ADR (m)	2,289
253	Yes Bank Ltd. (m)	1,242

		3,531

	Ireland — 1.1%
437	Greencore Group plc (m)	1,792
69	Shire plc (m)	3,451
107	Smurfit Kappa Group plc (m)	2,513

		7,756

	Israel — 0.4%
66	Teva Pharmaceutical Industries Ltd., ADR (m)	2,955

	Italy — 0.8%
82	Azimut Holding S.p.A. (m)	2,377
692	Enel S.p.A. (m)	3,149

		5,526

	Japan — 18.6%
98	Asahi Group Holdings Ltd. (m)	2,657
301	Asahi Kasei Corp. (m)	2,278
45	Astellas Pharma, Inc. (m)	2,750
83	Bridgestone Corp. (m)	2,984
78	Century Tokyo Leasing Corp. (m)	2,284
264	Chiba Bank Ltd. (The) (m)	1,671
90	Coca-Cola West Co., Ltd. (m)	1,764
44	Daikin Industries Ltd. (m)	2,518
122	Daiwa House Industry Co., Ltd. (m)	2,314
260	Daiwa Securities Group, Inc. (m)	2,411
531	Fuji Electric Co., Ltd. (m)	2,300
113	Fuji Media Holdings, Inc. (m)	2,118
90	FUJIFILM Holdings Corp. (m)	2,611
445	Fukuoka Financial Group, Inc. (m)	1,854
498	Hitachi Ltd. (m)	3,796
134	Honda Motor Co., Ltd. (m)	5,012
181	ITOCHU Corp. (m)	2,215
980	Kawasaki Kisen Kaisha Ltd. (m)	2,284
54	KDDI Corp. (m)	2,990
67	Kose Corp. (m)	2,099
159	Kubota Corp. (m)	2,447
322	Marubeni Corp. (m)	2,246
123	Medipal Holdings Corp. (m)	1,798
133	Mitsubishi Corp. (m)	2,436
1,103	Mitsubishi UFJ Financial Group, Inc. (m)	6,633
88	Mitsui Fudosan Co., Ltd. (m)	2,779
147	Nippon Meat Packers, Inc. (m)	2,503
150	Nippon Paint Co., Ltd. (m)	2,466
47	Nippon Telegraph & Telephone Corp. (m)	2,489
84	Nissin Kogyo Co., Ltd. (m)	1,708
24	Nitori Holdings Co., Ltd. (m)	2,355
483	OJI Paper Co., Ltd. (m)	2,276
63	Omron Corp. (m)	2,471
236	ORIX Corp. (m)	3,578
22	Ryohin Keikaku Co., Ltd. (m)	2,017
99	Seiko Epson Corp. (m)	2,581
205	Sekisui Chemical Co., Ltd. (m)	2,363
64	SoftBank Corp. (m)	4,662
163	Sumitomo Electric Industries Ltd. (m)	2,562
123	Sumitomo Mitsui Financial Group, Inc. (m)	5,680
470	Sumitomo Mitsui Trust Holdings, Inc. (m)	2,230
601	Sumitomo Osaka Cement Co., Ltd. (m)	2,247
180	T&D Holdings, Inc. (m)	2,197
170	TOTO Ltd. (m)	2,689
183	Toyota Motor Corp. (m)	10,448

		128,771

	Netherlands — 5.4%
375	Aegon N.V. (m)	3,272
32	ASML Holding N.V. (m)	2,682
375	ING Groep N.V., CVA (a) (m)	4,949
147	Koninklijke Ahold N.V. (m)	2,446
80	Koninklijke Philips N.V. (m)	2,783
427	PostNL N.V. (a) (m)	2,390
42	Randstad Holding N.V. (m)	2,674
376	Royal Dutch Shell plc, Class B (m)	13,741
130	SBM Offshore N.V. (a) (m)	2,517

		37,454

	Norway — 0.7%
153	DNB ASA (m)	2,590
114	Telenor ASA (m)	2,376

		4,966

	Portugal — 0.3%
634	EDP - Energias de Portugal S.A. (m)	2,379

	South Korea — 0.6%
10	Hyundai Motor Co. (m)	2,075

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — Continued
2	Samsung Electronics Co., Ltd. (m)	2,358

		4,433

	Spain — 3.2%
70	Amadeus IT Holding S.A., Class A (m)	2,782
449	CaixaBank S.A. (m)	2,750
80	Endesa S.A. (m)	2,343
120	Ferrovial S.A. (m)	2,304
104	Gas Natural SDG S.A. (m)	2,564
57	Grifols S.A., ADR (m)	2,260
48	Grupo Catalana Occidente S.A. (m)	1,825
438	Iberdrola S.A. (a) (m)	2,695
107	Repsol S.A. (m)	2,503

		22,026

	Sweden — 2.5%
74	NCC AB, Class B (m)	2,351
128	Securitas AB, Class B (m)	1,332
96	Svenska Cellulosa AB SCA, Class B (m)	2,723
62	Svenska Handelsbanken AB, Class A (m)	2,921
106	Swedbank AB, Class A (m)	2,760
192	Telefonaktiebolaget LM Ericsson, Class B (m)	2,351
134	Trelleborg AB, Class B (m)	2,662

		17,100

	Switzerland — 11.5%
219	ABB Ltd. (a) (m)	5,441
19	Actelion Ltd. (a) (m)	1,754
152	Clariant AG (a) (m)	2,871
154	Credit Suisse Group AG (a) (m)	4,650
536	Ferrexpo plc (m)	1,336
3	Galenica AG (m)	2,464
3	Georg Fischer AG (a) (m)	2,289
988	Glencore Xstrata plc (a) (m)	5,209
25	Lonza Group AG (a) (m)	2,478
120	Nestle S.A. (m)	8,690
154	Novartis AG (m)	12,180
162	OC Oerlikon Corp. AG (a) (m)	2,551
48	Roche Holding AG (m)	13,165
12	Straumann Holding AG (m)	2,395
10	Swiss Life Holding AG (a) (m)	2,095
35	Swiss Re AG (a) (m)	3,062
177	UBS AG (a) (m)	3,516
13	Zurich Insurance Group AG (a) (m)	3,665

		79,811

	United Kingdom — 19.6%
395	3i Group plc (m)	2,419
50	Associated British Foods plc (m)	2,236
92	AstraZeneca plc (m)	5,836
405	Aviva plc (m)	2,962
1,532	Barclays plc (m)	6,840
484	Barratt Developments plc (m)	3,012
278	BG Group plc (m)	4,665
1,447	BP plc (m)	11,340
98	British American Tobacco plc (m)	4,663
227	British Land Co. plc (m)	2,447
185	Britvic plc (m)	2,112
625	BT Group plc (m)	3,936
221	BTG plc (a) (m)	2,154
387	Carillion plc (m)	2,168
162	Daily Mail & General Trust plc, Class A (m)	2,563
216	Drax Group plc (m)	2,883
106	easyJet plc (m)	2,874
111	Hikma Pharmaceuticals plc (m)	2,196
612	Home Retail Group plc (m)	1,799
942	HSBC Holdings plc (m)	9,669
804	ITV plc (m)	2,594
361	J Sainsbury plc (m)	2,046
752	Legal & General Group plc (m)	2,656
3,958	Lloyds Banking Group plc (a) (m)	5,398
121	Persimmon plc (a) (m)	2,608
283	Prudential plc (m)	5,704
151	Rio Tinto plc (m)	8,010
215	St. James’s Place plc (m)	2,709
200	Standard Chartered plc (m)	4,061
1,381	Taylor Wimpey plc (m)	2,542
91	Travis Perkins plc (m)	2,605
3,582	Vodafone Group plc (m)	13,274
137	WPP plc (m)	2,867

		135,848

	United States — 0.2%
35	Carnival plc (m)	1,427

	Total Common Stocks (Cost $563,906)	677,154

Preferred Stocks — 0.9%
	Germany — 0.9%
23	Henkel AG & Co. KGaA (m)	2,521

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Germany — Continued
15	Volkswagen AG (m)	3,839

	Total Preferred Stocks (Cost $3,987)	6,360

Short-Term Investment — 2.3%
	Investment Company — 2.3%
15,790	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $15,790)	15,790

	Total Investments — 100.8% (Cost $583,683)	699,304
	Liabilities in Excess of Other Assets — (0.8)%	(5,383)

	NET ASSETS — 100.0%	$693,921

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.6%
Pharmaceuticals	8.5
Insurance	6.9
Oil, Gas & Consumable Fuels	5.8
Automobiles	4.7
Metals & Mining	3.6
Wireless Telecommunication Services	3.3
Capital Markets	2.9
Diversified Telecommunication Services	2.6
Food Products	2.2
Chemicals	2.1
Auto Components	2.0
Beverages	1.9
Electric Utilities	1.9
Diversified Financial Services	1.8
Machinery	1.8
Construction & Engineering	1.8
Real Estate Management & Development	1.7
Aerospace & Defense	1.6
Electrical Equipment	1.6
Household Durables	1.5
Media	1.5
Trading Companies & Distributors	1.4
Food & Staples Retailing	1.3
Electronic Equipment, Instruments & Components	1.3
Building Products	1.1
Airlines	1.1
Semiconductors & Semiconductor Equipment	1.1
Paper & Forest Products	1.0
Others (each less than 1.0%)	14.1
Short-Term Investment	2.3

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $675,939,000 and 96.7% respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,515
Aggregate gross unrealized depreciation	(6,894)

Net unrealized appreciation/depreciation	$115,621

Federal income tax cost of investments	$583,683

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$34,956	$—	$34,956
Austria	—	4,605	—	4,605
Belgium	—	7,086	—	7,086
Bermuda	—	2,645	—	2,645
China	—	3,890	—	3,890
Denmark	2,457	2,610	—	5,067
Finland	—	12,144	—	12,144
France	—	70,677	—	70,677
Germany	—	66,581	—	66,581
Hong Kong	—	15,520	—	15,520
India	2,289	1,242	—	3,531
Ireland	1,792	5,964	—	7,756
Israel	2,955	—	—	2,955
Italy	—	5,526	—	5,526
Japan	—	128,771	—	128,771
Netherlands	—	37,454	—	37,454
Norway	—	4,966	—	4,966
Portugal	—	2,379	—	2,379
South Korea	—	4,433	—	4,433
Spain	2,330	19,696	—	22,026
Sweden	—	17,100	—	17,100
Switzerland	—	79,811	—	79,811
United Kingdom	—	135,848	—	135,848
United States	—	1,427	—	1,427

Total Common Stocks	$11,823	$665,331	$—	$677,154

Preferred Stocks
Germany	—	6,360	—	6,360
Short-Term Investment
Investment Company	15,790	—	—	15,790

Total Investments in Securities	$27,613	$671,691	$—	$699,304

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 84.9%
	Bermuda — 0.5%
39	Wilson Sons Ltd., BDR (m)	457

	Brazil — 41.8%
808	AMBEV S.A., ADR, (m)	5,284
265	Anhanguera Educacional Participacoes S.A. (m)	1,393
105	Arezzo Industria e Comercio S.A. (m)	1,127
205	Banco Bradesco S.A., ADR (m)	2,155
192	BB Seguridade Participacoes S.A. (m)	1,804
486	BM&FBovespa S.A. (m)	1,931
282	Embraer S.A. (m)	2,151
115	Ez Tec Empreendimentos e Participacoes S.A. (m)	1,283
120	Iochpe-Maxion S.A. (m)	1,208
529	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	6,473
73	Linx S.A. (m)	1,321
119	Localiza Rent a Car S.A. (m)	1,508
63	Lojas Renner S.A. (m)	1,437
157	LPS Brasil Consultoria de Imoveis S.A. (m)	821
31	M. Dias Branco S.A. (m)	1,047
86	Mills Estruturas e Servicos de Engenharia S.A. (m)	1,000
65	MRV Engenharia e Participacoes S.A. (m)	221
23	Multiplan Empreendimentos Imobiliarios S.A. (m)	418
329	Odontoprev S.A. (m)	1,227
50	Souza Cruz S.A. (m)	437
187	Tim Participacoes S.A. (m)	980
52	Ultrapar Participacoes S.A. (m)	1,146
89	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (m)	1,114
132	WEG S.A. (m)	1,495

		38,981

	Chile — 2.8%
5,215	CFR Pharmaceuticals S.A. (m)	1,056
194	S.A.C.I. Falabella (m)	1,513

		2,569

	Colombia — 1.0%
61	Pacific Rubiales Energy Corp. (m)	922

	Luxembourg — 2.3%
49	Tenaris S.A., ADR (m)	2,174

	Mexico — 25.9%
872	Alfa S.A.B. de C.V., Class A (m)	2,459
84	America Movil S.A.B. de C.V., Series L, ADR (m)	1,791
213	Cemex S.A.B. de C.V., ADR (a) (m)	2,635
1,278	Compartamos S.A.B. de C.V. (m)	2,294
239	Concentradora Fibra Hotelera Mexicana S.A. de C.V. (m)	386
316	Fibra Uno Administracion S.A. de C.V. (m)	1,020
34	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	3,048
104	Genomma Lab Internacional S.A.B. de C.V., Class B (a) (m)	258
132	Gruma S.A.B. de C.V., Class B (a) (m)	1,070
13	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	1,474
278	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	1,757
325	Infraestructura Energetica Nova S.A.B. de C.V. (m)	1,400
662	Mexichem S.A.B. de C.V. (m)	2,300
146	Promotora y Operadora de Infraestructura S.A.B. de C.V. (a) (m)	1,774
197	Qualitas Controladora S.A.B. de C.V. (m)	511

		24,177

	Panama — 2.9%
21	Copa Holdings S.A., Class A (m)	2,699

	Peru — 4.6%
21	Credicorp Ltd. (m)	2,723
29	Grana y Montero S.A., ADR (a) (m)	604
32	Intercorp Financial Services, Inc. (m)	1,004

		4,331

	Spain — 1.0%
135	Cemex Latam Holdings S.A. (a) (m)	907

	United States — 2.1%
41	First Cash Financial Services, Inc. (a) (m)	1,994

	Total Common Stocks (Cost $77,778)	79,211

Preferred Stocks — 9.9%
	Brazil — 9.9%
170	Alpargatas S.A. (m)	886
247	Banco do Estado do Rio Grande do Sul S.A., Class B (m)	1,076
38	Cia Brasileira de Distribuicao Grupo Pao de Acucar (m)	1,469
163	Gerdau S.A. (m)	1,157
375	Itausa — Investimentos Itau S.A. (m)	1,307

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Brazil — Continued
472	Marcopolo S.A. (m)	1,013
186	Vale S.A. (m)	2,309

	Total Preferred Stocks (Cost $11,408)	9,217

Short-Term Investment — 0.5%
	Investment Company — 0.5%
500	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $500)	500

	Total Investments — 95.3% (Cost $89,686)	88,928
	Other Assets in Excess of Liabilities — 4.7%	4,370

	NET ASSETS — 100.0%	$93,298

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17.4%
Beverages	9.4
Consumer Finance	4.8
Machinery	4.2
Construction Materials	4.0
Metals & Mining	3.9
Multiline Retail	3.3
Diversified Financial Services	3.3
Wireless Telecommunication Services	3.1
Airlines	3.0
Industrial Conglomerates	2.8
Construction & Engineering	2.7
Insurance	2.6
Chemicals	2.6
Energy Equipment & Services	2.4
Aerospace & Defense	2.4
Food Products	2.4
Oil, Gas & Consumable Fuels	2.3
Textiles, Apparel & Luxury Goods	2.3
Transportation Infrastructure	2.2
Road & Rail	1.7
Household Durables	1.7
Food & Staples Retailing	1.7
Real Estate Investment Trusts (REITs)	1.6
Gas Utilities	1.6
Diversified Consumer Services	1.6
Software	1.5
Pharmaceuticals	1.5
Real Estate Management & Development	1.4
Health Care Providers & Services	1.4
Commercial Services & Supplies	1.3
Trading Companies & Distributors	1.1
Others (each less than 1.0%)	0.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,212
Aggregate gross unrealized depreciation	(10,970)

Net unrealized appreciation/depreciation	$(758)

Federal income tax cost of investments	$89,686

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Latin America Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$88,928	$—	$—	$88,928

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.0% (j)
Common Stocks — 72.3%
	Consumer Discretionary — 9.0%
	Auto Components — 1.3%
1,080	BorgWarner, Inc.	57,996

	Hotels, Restaurants & Leisure — 1.0%
1,301	Noodles & Co. (a)	47,291

	Specialty Retail — 5.7%
2,110	Five Below, Inc. (a)	77,332
2,670	GameStop Corp., Class A	93,637
574	Lumber Liquidators Holdings, Inc. (a)	51,080
1,238	Urban Outfitters, Inc. (a)	44,345

		266,394

	Textiles, Apparel & Luxury Goods — 1.0%
579	Michael Kors Holdings Ltd., (Hong Kong) (a)	46,280

	Total Consumer Discretionary	417,961

	Energy — 6.1%
	Energy Equipment & Services — 1.7%
790	Dril-Quip, Inc. (a)	79,443

	Oil, Gas & Consumable Fuels — 4.4%
1,626	Cabot Oil & Gas Corp.	65,007
480	Concho Resources, Inc. (a)	46,939
620	Phillips 66	45,316
910	Plains All American Pipeline LP	45,946

		203,208

	Total Energy	282,651

	Health Care — 24.2%
	Biotechnology — 2.6%
772	Aegerion Pharmaceuticals, Inc. (a)	46,305
3,520	AMAG Pharmaceuticals, Inc. (a)	75,574

		121,879

	Health Care Equipment & Supplies — 9.5%
21,066	Imris, Inc., (Canada) (a)	41,079
5,213	Novadaq Technologies, Inc., (Canada) (a)	106,814
1,002	Sirona Dental Systems, Inc. (a)	72,084
6,500	Syneron Medical Ltd., (Israel) (a)	78,845
30,657	Unilife Corp. (a)	143,168

		441,990

	Health Care Providers & Services — 4.3%
1,179	Acadia Healthcare Co., Inc. (a)	60,176
2,538	Brookdale Senior Living, Inc. (a)	69,693
732	Humana, Inc.	71,224

		201,093

	Life Sciences Tools & Services — 4.0%
3,821	Bruker Corp. (a)	77,757
2,340	Fluidigm Corp. (a)	105,581

		183,338

	Pharmaceuticals — 3.8%
5,230	Nektar Therapeutics (a)	71,128
761	Valeant Pharmaceuticals International, Inc. (a)	103,222

		174,350

	Total Health Care	1,122,650

	Industrials — 19.8%
	Airlines — 1.4%
2,088	Delta Air Lines, Inc.	63,914

	Building Products — 2.7%
2,807	Fortune Brands Home & Security, Inc.	126,483

	Construction & Engineering — 1.5%
901	Fluor Corp.	68,440

	Electrical Equipment — 2.5%
920	Acuity Brands, Inc.	116,877

	Industrial Conglomerates — 1.3%
810	Carlisle Cos., Inc.	60,369

	Machinery — 4.9%
1,279	Flowserve Corp.	92,510
1,711	Pall Corp.	137,051

		229,561

	Marine — 4.0%
1,850	Kirby Corp. (a)	184,612

	Trading Companies & Distributors — 1.5%
864	MSC Industrial Direct Co., Inc., Class A	72,593

	Total Industrials	922,849

	Information Technology — 13.2%
	Computers & Peripherals — 1.4%
2,670	EMC Corp.	64,721

	Internet Software & Services — 4.5%
115	Google, Inc., Class A (a)	135,812
874	Zillow, Inc., Class A (a)	71,755

		207,567

	Semiconductors & Semiconductor Equipment — 1.0%
990	ARM Holdings plc, (United Kingdom), ADR	45,609

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Software — 6.3%
1,973	Adobe Systems, Inc. (a)	116,782
1,190	Infoblox, Inc. (a)	41,745
471	NetSuite, Inc. (a)	49,540
1,126	Splunk, Inc. (a)	86,736

		294,803

	Total Information Technology	612,700

	Total Common Stocks (Cost $2,739,726)	3,358,811

Short-Term Investment — 27.7%
	Investment Company — 27.7%
1,288,900	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,288,900)	1,288,900

	Total Investments — 100.0% (Cost $4,028,626)	4,647,711
	Liabilities in Excess of Other Assets — 0.0%	(1,435)

	NET ASSETS — 100.0%	$4,646,276

Short Positions — 33.9%
Common Stocks — 33.9%
	Consumer Discretionary — 3.3%
	Hotels, Restaurants & Leisure — 2.8%
1,480	BJ’s Restaurants, Inc. (a)	41,973
1,974	International Game Technology	28,485
946	Multimedia Games Holding Co., Inc. (a)	30,045
1,350	Pinnacle Entertainment, Inc. (a)	29,497

		130,000

	Specialty Retail — 0.5%
460	Restoration Hardware Holdings, Inc. (a)	26,100

	Total Consumer Discretionary	156,100

	Energy — 3.0%
	Energy Equipment & Services — 2.0%
803	Cameron International Corp. (a)	48,156
950	FMC Technologies, Inc. (a)	46,968

		95,124

	Oil, Gas & Consumable Fuels — 1.0%
2,601	Comstock Resources, Inc.	44,607

	Total Energy	139,731

	Financials — 0.6%
	Insurance — 0.6%
549	eHealth, Inc. (a)	29,333

	Health Care — 12.8%
	Biotechnology — 4.0%
1,456	Agios Pharmaceuticals, Inc. (a)	38,511
425	Alnylam Pharmaceuticals, Inc. (a)	35,556
1,361	Bluebird Bio, Inc. (a)	30,174
1,330	Foundation Medicine, Inc. (a)	39,820
1,426	Genomic Health, Inc. (a)	42,951

		187,012

	Health Care Equipment & Supplies — 3.1%
981	ABIOMED, Inc. (a)	26,968
450	HeartWare International, Inc. (a)	44,644
1,332	Quidel Corp. (a)	39,374
508	St. Jude Medical, Inc.	30,851

		141,837

	Health Care Providers & Services — 2.1%
1,088	Community Health Systems, Inc. (a)	45,054
799	DaVita HealthCare Partners, Inc. (a)	51,879

		96,933

	Life Sciences Tools & Services — 2.5%
4,958	Affymetrix, Inc. (a)	46,556
1,865	Luminex Corp. (a)	34,073
1,659	QIAGEN N.V., (Netherlands) (a)	36,697

		117,326

	Pharmaceuticals — 1.1%
1,136	Hospira, Inc. (a)	49,995

	Total Health Care	593,103

	Industrials — 8.9%
	Air Freight & Logistics — 1.5%
1,174	C.H. Robinson Worldwide, Inc.	68,726

	Machinery — 6.2%
560	Caterpillar, Inc.	52,590
840	Deere & Co.	72,206
2,266	Harsco Corp.	57,534
823	Kennametal, Inc.	35,669
4,190	Titan International, Inc.	70,224

		288,223

	Trading Companies & Distributors — 1.2%
1,260	Fastenal Co.	55,352

	Total Industrials	412,301

	Information Technology — 5.3%
	Internet Software & Services — 1.7%
433	Equinix, Inc. (a)	80,192

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	IT Services — 1.2%
320	International Business Machines Corp.	56,538

	Software — 2.4%
3,400	Jive Software, Inc. (a)	31,450
1,410	Oracle Corp.	52,029
670	SolarWinds, Inc. (a)	26,726

		110,205

	Total Information Technology	246,935

	Total Short Positions (Proceeds $1,495,759)	$1,577,503

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$730,807
Aggregate gross unrealized depreciation	(111,722)

Net unrealized appreciation/depreciation	$619,085

Federal income tax cost of investments	$4,028,626

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,647,711	$—	$—	$4,647,711
Total Liabilities in Securities Sold Short (a)	$(1,577,503)	$—	$—	$(1,577,503)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 106.9% (j)
Common Stocks — 106.8%
		Consumer Discretionary — 16.4%
		Auto Components — 0.7%
3		Lear Corp.	212
6		TRW Automotive Holdings Corp. (a)	436

			648

		Automobiles — 1.7%
45		General Motors Co. (a)	1,616

		Hotels, Restaurants & Leisure — 0.9%
11		Royal Caribbean Cruises Ltd.	535
2		Starbucks Corp.	166
2		Starwood Hotels & Resorts Worldwide, Inc.	137

			838

		Household Durables — 1.2%
2		Harman International Industries, Inc.	155
6		Lennar Corp., Class A	240
23		PulteGroup, Inc.	464
10		Toll Brothers, Inc. (a)	360

			1,219

		Internet & Catalog Retail — 1.2%
2		Amazon.com, Inc. (a)	807
—	(h)	priceline.com, Inc. (a)	321

			1,128

		Media — 7.7%
22		CBS Corp. (Non-Voting), Class B	1,302
24		Comcast Corp., Class A	1,303
12		DISH Network Corp., Class A (a)	698
3		Time Warner Cable, Inc.	429
60		Time Warner, Inc.	3,783

			7,515

		Specialty Retail — 2.2%
—	(h)	AutoZone, Inc. (a)	213
12		Home Depot, Inc. (The)	910
12		Lowe’s Cos., Inc.	554
8		TJX Cos., Inc.	454

			2,131

		Textiles, Apparel & Luxury Goods — 0.8%
4		Lululemon Athletica, Inc., (Canada) (a)	178
10		V.F. Corp.	597

			775

		Total Consumer Discretionary	15,870

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 8.8%
	Beverages — 2.3%
10	Coca-Cola Enterprises, Inc.	448
3	Constellation Brands, Inc., Class A (a)	243
11	Dr. Pepper Snapple Group, Inc.	535
4	Molson Coors Brewing Co., Class B	224
10	PepsiCo, Inc.	788

		2,238

	Food & Staples Retailing — 0.7%
9	CVS Caremark Corp.	641

	Food Products — 4.0%
21	Archer-Daniels-Midland Co.	810
39	General Mills, Inc.	1,852
6	Kellogg Co.	358
26	Mondelez International, Inc., Class A	842

		3,862

	Household Products — 0.8%
3	Kimberly-Clark Corp.	301
6	Procter & Gamble Co. (The)	453

		754

	Tobacco — 1.0%
13	Philip Morris International, Inc.	1,013

	Total Consumer Staples	8,508

	Energy — 3.2%
	Energy Equipment & Services — 1.7%
8	Ensco plc, (United Kingdom), Class A	406
8	Halliburton Co.	385
10	Schlumberger Ltd.	858

		1,649

	Oil, Gas & Consumable Fuels — 1.5%
4	Anadarko Petroleum Corp.	353
4	Cheniere Energy, Inc. (a)	161
2	EQT Corp.	202
4	Marathon Petroleum Corp.	321
5	Occidental Petroleum Corp.	462

		1,499

	Total Energy	3,148

	Financials — 20.4%
	Capital Markets — 2.9%
15	Charles Schwab Corp. (The)	376
23	Invesco Ltd.	762
28	Morgan Stanley	830
9	State Street Corp.	617

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Capital Markets — Continued
7	TD Ameritrade Holding Corp.	228

		2,813

	Commercial Banks — 2.8%
14	BB&T Corp.	518
12	Comerica, Inc.	566
5	PNC Financial Services Group, Inc. (The)	390
10	Popular, Inc., (Puerto Rico) (a)	262
22	Wells Fargo & Co.	994

		2,730

	Consumer Finance — 0.7%
8	Capital One Financial Corp.	577
2	Santander Consumer USA Holdings, Inc. (a)	61

		638

	Diversified Financial Services — 2.1%
53	Bank of America Corp.	888
15	Citigroup, Inc.	727
2	IntercontinentalExchange Group, Inc.	470

		2,085

	Insurance — 6.1%
18	ACE Ltd., (Switzerland)	1,720
4	Aon plc, (United Kingdom)	356
7	Axis Capital Holdings Ltd., (Bermuda)	324
2	Everest Re Group Ltd., (Bermuda)	278
13	Marsh & McLennan Cos., Inc.	583
24	MetLife, Inc.	1,178
3	Prudential Financial, Inc.	265
5	RenaissanceRe Holdings Ltd., (Bermuda)	411
7	Travelers Cos., Inc. (The)	544
9	XL Group plc, (Ireland)	266

		5,925

	Real Estate Investment Trusts (REITs) — 5.8%
2	AvalonBay Communities, Inc.	303
3	Boston Properties, Inc.	294
22	Brandywine Realty Trust	315
6	Brixmor Property Group, Inc.	134
44	DCT Industrial Trust, Inc.	315
27	DiamondRock Hospitality Co.	310
5	Digital Realty Trust, Inc.	237
11	Extra Space Storage, Inc.	484
12	Highwoods Properties, Inc.	429
33	Host Hotels & Resorts, Inc.	610
6	Kilroy Realty Corp.	310
14	Kimco Realty Corp.	302

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — Continued
8	Mid-America Apartment Communities, Inc.	510
6	Post Properties, Inc.	269
13	Prologis, Inc.	487
24	Sunstone Hotel Investors, Inc.	302

		5,611

	Total Financials	19,802

	Health Care — 12.8%
	Biotechnology — 3.2%
4	Alexion Pharmaceuticals, Inc. (a)	568
4	Biogen Idec, Inc. (a)	1,136
6	Celgene Corp. (a)	863
7	Vertex Pharmaceuticals, Inc. (a)	534

		3,101

	Health Care Equipment & Supplies — 2.1%
13	Abbott Laboratories (m)	473
12	Baxter International, Inc.	798
9	Stryker Corp.	712

		1,983

	Health Care Providers & Services — 2.8%
3	Aetna, Inc. (m)	182
8	Humana, Inc.	758
3	McKesson Corp.	542
17	UnitedHealth Group, Inc.	1,209

		2,691

	Health Care Technology — 0.4%
7	Cerner Corp. (a)	409

	Life Sciences Tools & Services — 0.4%
2	Mettler-Toledo International, Inc. (a)	421

	Pharmaceuticals — 3.9%
2	Allergan, Inc.	222
32	Bristol-Myers Squibb Co.	1,581
22	Johnson & Johnson	1,976

		3,779

	Total Health Care	12,384

	Industrials — 13.4%
	Aerospace & Defense — 4.0%
16	Honeywell International, Inc.	1,481
21	United Technologies Corp.	2,381

		3,862

	Airlines — 0.4%
8	United Continental Holdings, Inc. (a)	383

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Building Products — 0.5%
23	Masco Corp.	486

	Construction & Engineering — 1.7%
22	Fluor Corp.	1,638

	Electrical Equipment — 2.2%
9	Eaton Corp. plc, (Ireland)	638
23	Emerson Electric Co.	1,496

		2,134

	Machinery — 1.6%
19	PACCAR, Inc.	1,069
5	SPX Corp.	534

		1,603

	Road & Rail — 2.6%
45	CSX Corp.	1,212
3	Norfolk Southern Corp.	260
6	Union Pacific Corp.	1,005

		2,477

	Trading Companies & Distributors — 0.4%
2	W.W. Grainger, Inc.	406

	Total Industrials	12,989

	Information Technology — 19.0%
	Communications Equipment — 1.8%
26	Cisco Systems, Inc.	567
15	QUALCOMM, Inc.	1,140

		1,707

	Computers & Peripherals — 0.5%
8	SanDisk Corp.	529

	Internet Software & Services — 5.5%
15	eBay, Inc. (a)	806
4	Facebook, Inc., Class A (a)	239
3	Google, Inc., Class A (a)	4,039
1	LinkedIn Corp., Class A (a)	250

		5,334

	IT Services — 2.1%
3	Accenture plc, (Ireland), Class A	246
2	Alliance Data Systems Corp. (a)	549
4	Cognizant Technology Solutions Corp., Class A (a)	380
5	Fidelity National Information Services, Inc.	248
3	Visa, Inc., Class A	627

		2,050

	Semiconductors & Semiconductor Equipment — 6.7%
27	Applied Materials, Inc.	448
1	ASML Holding N.V., (Netherlands)	90

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — Continued
31	Avago Technologies Ltd., (Singapore)	1,719
27	Freescale Semiconductor Ltd. (a)	487
10	KLA-Tencor Corp.	585
20	Lam Research Corp. (a)	1,024
21	Maxim Integrated Products, Inc.	627
32	ON Semiconductor Corp. (a)	269
18	Teradyne, Inc. (a)	337
20	Xilinx, Inc.	944

		6,530

	Software — 2.4%
11	Adobe Systems, Inc. (a) (m)	640
6	Citrix Systems, Inc. (a)	300
10	Microsoft Corp.	390
15	Oracle Corp.	537
5	VMware, Inc., Class A (a)	421

		2,288

	Total Information Technology	18,438

	Materials — 5.4%
	Chemicals — 1.9%
4	Air Products & Chemicals, Inc. (m)	455
11	Axiall Corp.	449
11	Dow Chemical Co. (The)	479
4	Monsanto Co.	478

		1,861

	Containers & Packaging — 0.5%
10	Ball Corp.	533

	Metals & Mining — 2.7%
101	Alcoa, Inc.	1,168
57	Alumina Ltd., (Australia), ADR (a)	251
23	Freeport-McMoRan Copper & Gold, Inc.	739
17	United States Steel Corp.	434

		2,592

	Paper & Forest Products — 0.3%
5	International Paper Co.	258

	Total Materials	5,244

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
18	Verizon Communications, Inc.	877

	Utilities — 6.5%
	Electric Utilities — 2.6%
21	American Electric Power Co., Inc.	1,030

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Electric Utilities — Continued
16		NextEra Energy, Inc.	1,465

			2,495

		Multi-Utilities — 3.0%
3		Ameren Corp.	100
36		CMS Energy Corp.	992
8		DTE Energy Co.	546
19		NiSource, Inc.	655
7		Sempra Energy	667

			2,960

		Water Utilities — 0.9%
20		American Water Works Co., Inc.	859

		Total Utilities	6,314

		Total Common Stocks (Cost $84,831)	103,574

Short-Term Investment — 0.1%
		Investment Company — 0.1%
51		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $51)	51

		Total Investments — 106.9% (Cost $84,882)	103,625
		Liabilities in Excess of Other Assets — (6.9)%	(6,683)

		NET ASSETS — 100.0%	$96,942

Short Positions — 75.2%
Common Stocks — 75.2%
		Consumer Discretionary — 9.1%
		Auto Components — 0.9%
5		Autoliv, Inc., (Sweden)	416
3		BorgWarner, Inc.	137
10		Gentex Corp.	309

			862

		Hotels, Restaurants & Leisure — 1.4%
—	(h)	Chipotle Mexican Grill, Inc. (a)	199
3		Choice Hotels International, Inc.	151
5		Darden Restaurants, Inc.	268
7		Hyatt Hotels Corp., Class A (a)	323
3		Marriott International, Inc., Class A	143
5		Tim Hortons, Inc., (Canada)	265

			1,349

SHARES		SECURITY DESCRIPTION	VALUE($)
		Household Durables — 0.0% (g)
—	(h)	Harman International Industries, Inc.	23

		Internet & Catalog Retail — 1.4%
19		Groupon, Inc. (a)	199
3		Netflix, Inc. (a)	1,183

			1,382

		Leisure Equipment & Products — 0.4%
9		Hasbro, Inc.	428

		Media — 4.2%
2		AMC Networks, Inc., Class A (a)	142
7		Discovery Communications, Inc., Class A (a)	593
1		Graham Holdings Co., Class B	801
18		Interpublic Group of Cos., Inc. (The)	297
18		News Corp., Class B (a)	281
9		Omnicom Group, Inc.	688
10		Scripps Networks Interactive, Inc., Class A	713
17		Twenty-First Century Fox, Inc., Class B	540

			4,055

		Multiline Retail — 0.3%
6		Kohl’s Corp.	289

		Specialty Retail — 0.2%
3		Bed Bath & Beyond, Inc. (a)	169

		Textiles, Apparel & Luxury Goods — 0.3%
2		Under Armour, Inc., Class A (a)	241

		Total Consumer Discretionary	8,798

		Consumer Staples — 6.5%
		Beverages — 0.5%
1		Boston Beer Co., Inc. (The), Class A (a)	289
3		Brown-Forman Corp., Class B	245

			534

		Food & Staples Retailing — 0.9%
5		Safeway, Inc.	151
20		Sysco Corp.	707

			858

		Food Products — 2.0%
14		Hershey Co. (The)	1,438
7		Mead Johnson Nutrition Co.	509

			1,947

		Household Products — 1.3%
14		Church & Dwight Co., Inc.	886
4		Clorox Co. (The)	367

			1,253

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Personal Products — 0.9%
12	Estee Lauder Cos., Inc. (The), Class A	847

	Tobacco — 0.9%
26	Altria Group, Inc.	904

	Total Consumer Staples	6,343

	Energy — 3.1%
	Energy Equipment & Services — 0.6%
22	Nabors Industries Ltd., (Bermuda)	369
4	Tenaris S.A., (Luxembourg), ADR	191

		560

	Oil, Gas & Consumable Fuels — 2.5%
8	ConocoPhillips	505
8	CONSOL Energy, Inc.	316
5	Devon Energy Corp.	286
3	Energen Corp.	198
4	Phillips 66	281
14	Spectra Energy Corp.	513
19	WPX Energy, Inc. (a)	354

		2,453

	Total Energy	3,013

	Financials — 15.3%
	Capital Markets — 1.5%
2	Ameriprise Financial, Inc.	206
1	BlackRock, Inc.	358
7	Federated Investors, Inc., Class B	176
13	Franklin Resources, Inc.	676

		1,416

	Commercial Banks — 3.2%
17	BancorpSouth, Inc.	400
12	Bank of Hawaii Corp.	707
8	Commerce Bancshares, Inc.	338
15	KeyCorp	188
3	Signature Bank (a)	345
11	Trustmark Corp.	272
8	UMB Financial Corp.	446
39	Valley National Bancorp	378

		3,074

	Diversified Financial Services — 0.2%
2	CME Group, Inc.	174

	Insurance — 4.5%
12	Arch Capital Group Ltd., (Bermuda) (a)	667
7	Assurant, Inc.	476
9	Chubb Corp. (The)	764
5	Principal Financial Group, Inc.	235

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — Continued
50	Progressive Corp. (The)	1,172
8	Torchmark Corp.	610
12	W.R. Berkley Corp.	482

		4,406

	Real Estate Investment Trusts (REITs) — 5.9%
8	EastGroup Properties, Inc.	462
6	Federal Realty Investment Trust	670
25	First Potomac Realty Trust	331
9	Home Properties, Inc.	488
26	Hudson Pacific Properties, Inc.	564
8	Omega Healthcare Investors, Inc.	268
3	Public Storage	449
10	Realty Income Corp.	389
17	Senior Housing Properties Trust	386
4	SL Green Realty Corp.	333
10	Tanger Factory Outlet Centers	319
36	UDR, Inc.	884
10	Washington Real Estate Investment Trust	231

		5,774

	Total Financials	14,844

	Health Care — 8.5%
	Biotechnology — 1.2%
4	Amgen, Inc.	481
4	Medivation, Inc. (a)	283
1	Regeneron Pharmaceuticals, Inc. (a)	239
1	United Therapeutics Corp. (a)	119

		1,122

	Health Care Equipment & Supplies — 2.2%
5	Becton, Dickinson & Co.	539
4	C.R. Bard, Inc.	570
5	St. Jude Medical, Inc.	306
8	Zimmer Holdings, Inc.	709

		2,124

	Health Care Providers & Services — 1.7%
6	DaVita HealthCare Partners, Inc. (a)	372
4	Laboratory Corp. of America Holdings (a)	341
8	Tenet Healthcare Corp. (a)	379
6	WellPoint, Inc.	550

		1,642

	Health Care Technology — 0.1%
9	Allscripts Healthcare Solutions, Inc. (a)	149

	Pharmaceuticals — 3.3%
9	AbbVie, Inc.	448

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Pharmaceuticals — Continued
22		Eli Lilly & Co.	1,170
14		Hospira, Inc. (a)	612
32		Pfizer, Inc.	962

			3,192

		Total Health Care	8,229

		Industrials — 11.9%
		Aerospace & Defense — 3.8%
7		Boeing Co. (The)	866
13		Lockheed Martin Corp.	1,974
9		Raytheon Co.	810

			3,650

		Air Freight & Logistics — 0.4%
4		United Parcel Service, Inc., Class B	425

		Building Products — 0.0% (g)
—	(h)	Allegion plc, (Ireland) (a)	—	(h)

		Electrical Equipment — 1.0%
8		Rockwell Automation, Inc.	952

		Industrial Conglomerates — 2.2%
4		3M Co.	510
6		Danaher Corp.	441
47		General Electric Co.	1,172

			2,123

		Machinery — 2.5%
7		Caterpillar, Inc.	658
12		Dover Corp.	995
7		Illinois Tool Works, Inc.	539
4		Ingersoll-Rand plc, (Ireland)	222

			2,414

		Road & Rail — 1.6%
39		Heartland Express, Inc.	829
13		Knight Transportation, Inc.	281
18		Werner Enterprises, Inc.	477

			1,587

		Trading Companies & Distributors — 0.4%
9		Fastenal Co.	378

		Total Industrials	11,529

		Information Technology — 9.6%
		Computers & Peripherals — 0.3%
5		Seagate Technology plc, (Ireland)	240

		Internet Software & Services — 0.8%
11		AOL, Inc. (a)	525

SHARES	SECURITY DESCRIPTION	VALUE($)
	Internet Software & Services — Continued
3	Twitter, Inc. (a)	208

		733

	IT Services — 1.3%
7	Automatic Data Processing, Inc.	535
4	MasterCard, Inc., Class A	265
6	Paychex, Inc.	237
8	Vantiv, Inc., Class A (a)	248

		1,285

	Semiconductors & Semiconductor Equipment — 6.1%
43	Advanced Micro Devices, Inc. (a)	146
15	Analog Devices, Inc.	713
50	Intel Corp.	1,216
13	Linear Technology Corp.	598
27	Microchip Technology, Inc.	1,207
8	Micron Technology, Inc. (a)	195
25	NVIDIA Corp.	387
45	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	769
17	Texas Instruments, Inc.	709

		5,940

	Software — 1.1%
30	Electronic Arts, Inc. (a)	803
5	Red Hat, Inc. (a)	282

		1,085

	Total Information Technology	9,283

	Materials — 5.2%
	Chemicals — 2.9%
11	Cabot Corp.	546
10	OM Group, Inc. (a)	331
13	Praxair, Inc.	1,565
3	Sigma-Aldrich Corp.	310

		2,752

	Containers & Packaging — 0.4%
10	Bemis Co., Inc.	371

	Metals & Mining — 1.7%
42	Cliffs Natural Resources, Inc.	815
11	Nucor Corp.	512
24	Vale S.A., (Brazil), ADR	324

		1,651

	Paper & Forest Products — 0.2%
2	Domtar Corp., (Canada)	219

	Total Materials	4,993

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
26	AT&T, Inc.	855

	Utilities — 5.1%
	Electric Utilities — 3.0%
11	Entergy Corp.	720
23	Exelon Corp.	666
37	Southern Co. (The)	1,508

		2,894

	Gas Utilities — 0.4%
7	ONEOK, Inc.	460

	Multi-Utilities — 1.7%
7	Consolidated Edison, Inc.	377
18	Public Service Enterprise Group, Inc.	584
5	SCANA Corp.	226
10	Wisconsin Energy Corp.	438

		1,625

	Total Utilities	4,979

	Total Short Positions (Proceeds $64,107)	$72,866

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,515
Aggregate gross unrealized depreciation	(772)

Net unrealized appreciation/depreciation	$18,743

Federal income tax cost of investments	$84,882

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$103,625	$—	$—	$103,625
Total Liabilities (a)	$(72,866)	$—	$—	$(72,866)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.1% (j)
Common Stocks — 89.2%
	Consumer Discretionary — 12.4%
	Auto Components — 0.7%
23	Lear Corp.	1,656
45	TRW Automotive Holdings Corp. (a)	3,300

		4,956

	Automobiles — 1.2%
237	General Motors Co. (a)	8,565

	Hotels, Restaurants & Leisure — 0.7%
62	Royal Caribbean Cruises Ltd.	3,065
9	Starbucks Corp.	647
15	Starwood Hotels & Resorts Worldwide, Inc.	1,084

		4,796

	Household Durables — 1.0%
12	Harman International Industries, Inc.	1,189
50	Lennar Corp., Class A	2,016
108	PulteGroup, Inc.	2,191
58	Toll Brothers, Inc. (a)	2,139

		7,535

	Internet & Catalog Retail — 1.1%
17	Amazon.com, Inc. (a)	6,116
1	priceline.com, Inc. (a)	1,603

		7,719

	Media — 5.2%
145	CBS Corp. (Non-Voting), Class B	8,532
87	Comcast Corp., Class A	4,753
64	DISH Network Corp., Class A (a)	3,586
20	Time Warner Cable, Inc.	2,599
299	Time Warner, Inc.	18,811

		38,281

	Specialty Retail — 1.9%
5	AutoZone, Inc. (a)	2,673
62	Home Depot, Inc. (The)	4,734
68	Lowe’s Cos., Inc.	3,134
63	TJX Cos., Inc.	3,631

		14,172

	Textiles, Apparel & Luxury Goods — 0.6%
31	Lululemon Athletica, Inc., (Canada) (a)	1,412
52	V.F. Corp.	3,010

		4,422

	Total Consumer Discretionary	90,446

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 6.8%
	Beverages — 1.9%
76	Coca-Cola Enterprises, Inc.	3,277
15	Constellation Brands, Inc., Class A (a)	1,119
36	Dr. Pepper Snapple Group, Inc.	1,714
27	Molson Coors Brewing Co., Class B	1,405
79	PepsiCo, Inc.	6,381

		13,896

	Food & Staples Retailing — 0.6%
66	CVS Caremark Corp.	4,437

	Food Products — 2.9%
155	Archer-Daniels-Midland Co.	6,131
152	General Mills, Inc.	7,294
23	Kellogg Co.	1,311
193	Mondelez International, Inc., Class A	6,334

		21,070

	Household Products — 0.5%
20	Kimberly-Clark Corp.	2,155
18	Procter & Gamble Co. (The)	1,402

		3,557

	Tobacco — 0.9%
92	Philip Morris International, Inc.	7,158

	Total Consumer Staples	50,118

	Energy — 2.9%
	Energy Equipment & Services — 1.5%
49	Ensco plc, (United Kingdom), Class A	2,453
60	Halliburton Co.	2,916
62	Schlumberger Ltd.	5,385

		10,754

	Oil, Gas & Consumable Fuels — 1.4%
35	Anadarko Petroleum Corp.	2,824
21	Cheniere Energy, Inc. (a)	910
17	EQT Corp.	1,578
31	Marathon Petroleum Corp.	2,707
26	Occidental Petroleum Corp.	2,314

		10,333

	Total Energy	21,087

	Financials — 16.2%
	Capital Markets — 2.6%
104	Charles Schwab Corp. (The)	2,591
148	Invesco Ltd.	4,904
175	Morgan Stanley	5,173
61	State Street Corp.	4,064

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Capital Markets — Continued
73	TD Ameritrade Holding Corp.	2,269

		19,001

	Commercial Banks — 2.7%
65	BB&T Corp.	2,428
35	CIT Group, Inc.	1,624
74	Comerica, Inc.	3,380
19	PNC Financial Services Group, Inc. (The)	1,534
39	Popular, Inc., (Puerto Rico) (a)	1,030
21	SVB Financial Group (a)	2,368
163	Wells Fargo & Co.	7,399

		19,763

	Consumer Finance — 0.5%
50	Capital One Financial Corp.	3,538
19	Santander Consumer USA Holdings, Inc. (a)	474

		4,012

	Diversified Financial Services — 1.8%
367	Bank of America Corp.	6,149
85	Citigroup, Inc.	4,028
13	IntercontinentalExchange Group, Inc.	2,756

		12,933

	Insurance — 5.0%
123	ACE Ltd., (Switzerland)	11,581
32	Axis Capital Holdings Ltd., (Bermuda)	1,427
16	Everest Re Group Ltd., (Bermuda)	2,273
101	Marsh & McLennan Cos., Inc.	4,598
175	MetLife, Inc.	8,589
13	Prudential Financial, Inc.	1,089
18	RenaissanceRe Holdings Ltd., (Bermuda)	1,669
43	Travelers Cos., Inc. (The)	3,487
59	XL Group plc, (Ireland)	1,704

		36,417

	Real Estate Investment Trusts (REITs) — 3.6%
15	AvalonBay Communities, Inc.	1,877
27	Boston Properties, Inc.	2,885
114	Brandywine Realty Trust	1,624
49	Brixmor Property Group, Inc.	1,013
236	DCT Industrial Trust, Inc.	1,701
30	Digital Realty Trust, Inc.	1,530
34	Extra Space Storage, Inc.	1,553
56	Highwoods Properties, Inc.	2,065
44	Kilroy Realty Corp.	2,297
80	Kimco Realty Corp.	1,678
30	Mid-America Apartment Communities, Inc.	1,949

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — Continued
39	Post Properties, Inc.	1,828
65	Prologis, Inc.	2,527
117	Sunstone Hotel Investors, Inc.	1,496

		26,023

	Total Financials	118,149

	Health Care — 10.6%
	Biotechnology — 3.1%
28	Alexion Pharmaceuticals, Inc. (a)	4,428
24	Biogen Idec, Inc. (a)	7,535
44	Celgene Corp. (a)	6,675
51	Vertex Pharmaceuticals, Inc. (a)	4,063

		22,701

	Health Care Equipment & Supplies — 1.3%
54	Baxter International, Inc.	3,654
75	Stryker Corp.	5,836

		9,490

	Health Care Providers & Services — 2.1%
21	Aetna, Inc.	1,428
39	Humana, Inc.	3,785
19	McKesson Corp.	3,297
90	UnitedHealth Group, Inc.	6,505

		15,015

	Health Care Technology — 0.3%
40	Cerner Corp. (a)	2,298

	Life Sciences Tools & Services — 0.5%
15	Mettler-Toledo International, Inc. (a)	3,744

	Pharmaceuticals — 3.3%
12	Allergan, Inc.	1,375
211	Bristol-Myers Squibb Co.	10,554
141	Johnson & Johnson	12,509

		24,438

	Total Health Care	77,686

	Industrials — 14.1%
	Aerospace & Defense — 4.7%
128	Honeywell International, Inc.	11,696
195	United Technologies Corp.	22,251

		33,947

	Airlines — 0.4%
65	United Continental Holdings, Inc. (a)	2,998

	Building Products — 0.4%
131	Masco Corp.	2,774

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Construction & Engineering — 1.5%
145	Fluor Corp.	11,022

	Electrical Equipment — 2.2%
66	Eaton Corp. plc, (Ireland)	4,853
174	Emerson Electric Co.	11,500

		16,353

	Machinery — 1.7%
147	PACCAR, Inc.	8,239
45	SPX Corp.	4,451

		12,690

	Road & Rail — 2.8%
391	CSX Corp.	10,534
17	Norfolk Southern Corp.	1,602
47	Union Pacific Corp.	8,154

		20,290

	Trading Companies & Distributors — 0.4%
13	W.W. Grainger, Inc.	3,072

	Total Industrials	103,146

	Information Technology — 14.9%
	Communications Equipment — 1.5%
208	Cisco Systems, Inc.	4,555
84	QUALCOMM, Inc.	6,264

		10,819

	Computers & Peripherals — 0.4%
40	SanDisk Corp.	2,754

	Internet Software & Services — 3.9%
106	eBay, Inc. (a)	5,623
21	Facebook, Inc., Class A (a)	1,333
17	Google, Inc., Class A (a)	19,486
10	LinkedIn Corp., Class A (a)	2,066

		28,508

	IT Services — 1.8%
24	Accenture plc, (Ireland), Class A	1,877
10	Alliance Data Systems Corp. (a)	2,492
26	Cognizant Technology Solutions Corp., Class A (a)	2,501
29	Fidelity National Information Services, Inc.	1,470
22	Visa, Inc., Class A	4,783

		13,123

	Semiconductors & Semiconductor Equipment — 5.8%
191	Applied Materials, Inc.	3,204
8	ASML Holding N.V., (Netherlands)	702
241	Avago Technologies Ltd., (Singapore)	13,191
173	Freescale Semiconductor Ltd. (a)	3,127

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — Continued
57	KLA-Tencor Corp.	3,498
135	Lam Research Corp. (a)	6,812
146	Maxim Integrated Products, Inc.	4,418
151	ON Semiconductor Corp. (a)	1,264
137	Teradyne, Inc. (a)	2,573
82	Xilinx, Inc.	3,823

		42,612

	Software — 1.5%
53	Adobe Systems, Inc. (a)	3,143
48	Citrix Systems, Inc. (a)	2,584
45	Microsoft Corp.	1,715
62	Oracle Corp.	2,277
18	VMware, Inc., Class A (a)	1,650

		11,369

	Total Information Technology	109,185

	Materials — 5.2%
	Chemicals — 1.8%
40	Air Products & Chemicals, Inc.	4,184
83	Axiall Corp.	3,326
41	Dow Chemical Co. (The)	1,870
35	Monsanto Co.	3,719

		13,099

	Containers & Packaging — 0.6%
86	Ball Corp.	4,397

	Metals & Mining — 2.6%
858	Alcoa, Inc.	9,871
320	Alumina Ltd., (Australia), ADR (a)	1,398
142	Freeport-McMoRan Copper & Gold, Inc.	4,605
126	United States Steel Corp.	3,293

		19,167

	Paper & Forest Products — 0.2%
27	International Paper Co.	1,299

	Total Materials	37,962

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
117	Verizon Communications, Inc.	5,628

	Utilities — 5.3%
	Electric Utilities — 2.6%
130	American Electric Power Co., Inc.	6,345
33	Edison International	1,594
119	NextEra Energy, Inc.	10,940

		18,879

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Multi-Utilities — 2.0%
21	Ameren Corp.	783
187	CMS Energy Corp.	5,194
23	DTE Energy Co.	1,590
110	NiSource, Inc.	3,770
39	Sempra Energy	3,644

		14,981

	Water Utilities — 0.7%
124	American Water Works Co., Inc.	5,266

	Total Utilities	39,126

	Total Common Stocks (Cost $478,321)	652,533

Short-Term Investment— 9.9%
	Investment Company—9.9%
72,164	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	72,164

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation—0.0% (g)
470	U.S. Treasury Bill, 0.070%, 06/26/14 (k) (n)	470

	Total Short-Term Investments (Cost $72,633)	72,634

	Total Investments — 99.1% (Cost $550,954)	725,167
	Other Assets in Excess of Liabilities — 0.9%	6,344

	NET ASSETS — 100.0%	$731,511

SHARES
Short Positions — 89.4%
Common Stocks — 89.4%
	Consumer Discretionary — 12.1%
	Auto Components — 1.0%
36	Autoliv, Inc., (Sweden)	3,291
20	BorgWarner, Inc.	1,069
83	Gentex Corp.	2,685

		7,045

	Automobiles — 0.7%
365	Ford Motor Co.	5,460

	Distributors — 0.1%
9	Genuine Parts Co.	707

	Hotels, Restaurants & Leisure — 2.3%
1	Chipotle Mexican Grill, Inc. (a)	773
116	Choice Hotels International, Inc.	5,644

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hotels, Restaurants & Leisure — Continued
39	Darden Restaurants, Inc.	1,938
110	Hyatt Hotels Corp., Class A (a)	5,238
23	Marriott International, Inc., Class A	1,134
39	Tim Hortons, Inc., (Canada)	1,998

		16,725

	Household Durables — 0.0% (g)
2	Harman International Industries, Inc.	207

	Internet & Catalog Retail — 1.6%
104	Groupon, Inc. (a)	1,091
27	Netflix, Inc. (a)	10,929

		12,020

	Leisure Equipment & Products — 0.8%
61	Hasbro, Inc.	2,972
73	Mattel, Inc.	2,758

		5,730

	Media — 4.5%
15	AMC Networks, Inc., Class A (a)	973
46	Discovery Communications, Inc., Class A (a)	3,694
10	Graham Holdings Co., Class B	6,098
150	Interpublic Group of Cos., Inc. (The)	2,453
185	News Corp., Class B (a)	2,884
84	Omnicom Group, Inc.	6,093
87	Scripps Networks Interactive, Inc., Class A	6,295
145	Twenty-First Century Fox, Inc., Class B	4,517

		33,007

	Multiline Retail — 0.3%
30	Kohl’s Corp.	1,494
15	Target Corp.	838

		2,332

	Specialty Retail — 0.6%
4	Advance Auto Parts, Inc.	414
25	Bed Bath & Beyond, Inc. (a)	1,609
16	O’Reilly Automotive, Inc. (a)	2,148

		4,171

	Textiles, Apparel & Luxury Goods — 0.2%
13	Under Armour, Inc., Class A (a)	1,427

	Total Consumer Discretionary	88,831

	Consumer Staples — 7.7%
	Beverages — 0.5%
5	Boston Beer Co., Inc. (The), Class A (a)	945
30	Brown-Forman Corp., Class B	2,322

		3,267

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Food & Staples Retailing — 2.1%
49	Safeway, Inc.	1,528
159	Sysco Corp.	5,571
62	Walgreen Co.	3,561
66	Wal-Mart Stores, Inc.	4,891

		15,551

	Food Products — 1.9%
97	Hershey Co. (The)	9,607
55	Mead Johnson Nutrition Co.	4,260

		13,867

	Household Products — 1.4%
123	Church & Dwight Co., Inc.	7,937
23	Clorox Co. (The)	2,048

		9,985

	Personal Products — 1.0%
109	Estee Lauder Cos., Inc. (The), Class A	7,498

	Tobacco — 0.8%
167	Altria Group, Inc.	5,868

	Total Consumer Staples	56,036

	Energy — 3.5%
	Energy Equipment & Services — 0.8%
159	Nabors Industries Ltd., (Bermuda)	2,714
65	Tenaris S.A., (Luxembourg), ADR	2,902

		5,616

	Oil, Gas & Consumable Fuels — 2.7%
49	ConocoPhillips	3,196
72	CONSOL Energy, Inc.	2,678
34	Devon Energy Corp.	2,037
22	Energen Corp.	1,556
35	Exxon Mobil Corp.	3,263
29	Phillips 66	2,134
69	Spectra Energy Corp.	2,470
134	WPX Energy, Inc. (a)	2,558

		19,892

	Total Energy	25,508

	Financials — 16.3%
	Capital Markets — 2.9%
13	Ameriprise Financial, Inc.	1,341
58	Bank of New York Mellon Corp. (The)	1,854
11	BlackRock, Inc.	3,215
64	Federated Investors, Inc., Class B	1,728
97	Franklin Resources, Inc.	5,045
58	Northern Trust Corp.	3,511

SHARES	SECURITY DESCRIPTION	VALUE($)
	Capital Markets — Continued
56	T. Rowe Price Group, Inc.	4,353

		21,047

	Commercial Banks — 4.8%
120	BancorpSouth, Inc.	2,828
105	Bank of Hawaii Corp.	5,985
77	Commerce Bancshares, Inc.	3,350
47	Cullen/Frost Bankers, Inc.	3,479
83	Fifth Third Bancorp	1,734
127	First Horizon National Corp.	1,490
113	KeyCorp	1,435
36	Prosperity Bancshares, Inc.	2,227
18	Signature Bank (a)	2,173
66	Trustmark Corp.	1,571
84	UMB Financial Corp.	4,983
428	Valley National Bancorp	4,149

		35,404

	Consumer Finance — 0.3%
39	Discover Financial Services	2,093

	Diversified Financial Services — 0.2%
18	CME Group, Inc.	1,338

	Insurance — 4.7%
77	Arch Capital Group Ltd., (Bermuda) (a)	4,165
55	Assurant, Inc.	3,620
74	Chubb Corp. (The)	6,239
54	Principal Financial Group, Inc.	2,335
405	Progressive Corp. (The)	9,410
73	Torchmark Corp.	5,486
92	W.R. Berkley Corp.	3,547

		34,802

	Real Estate Investment Trusts (REITs) — 3.4%
35	EastGroup Properties, Inc.	2,061
19	Federal Realty Investment Trust	2,093
34	Home Properties, Inc.	1,868
125	Hudson Pacific Properties, Inc.	2,709
56	Omega Healthcare Investors, Inc.	1,792
10	Public Storage	1,513
55	Realty Income Corp.	2,249
113	Senior Housing Properties Trust	2,550
14	SL Green Realty Corp.	1,350
39	Tanger Factory Outlet Centers	1,302
153	UDR, Inc.	3,734

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Real Estate Investment Trusts (REITs) — Continued
66	Washington Real Estate Investment Trust	1,547

		24,768

	Total Financials	119,452

	Health Care — 10.2%
	Biotechnology — 1.2%
38	Amgen, Inc.	4,544
23	Medivation, Inc. (a)	1,851
6	Regeneron Pharmaceuticals, Inc. (a)	1,616
9	United Therapeutics Corp. (a)	898

		8,909

	Health Care Equipment & Supplies — 2.9%
34	Becton, Dickinson & Co.	3,676
28	C.R. Bard, Inc.	3,564
74	Medtronic, Inc.	4,185
33	St. Jude Medical, Inc.	1,974
13	Varian Medical Systems, Inc. (a)	1,089
69	Zimmer Holdings, Inc.	6,484

		20,972

	Health Care Providers & Services — 2.4%
33	Cardinal Health, Inc.	2,238
42	DaVita HealthCare Partners, Inc. (a)	2,747
29	Express Scripts Holding Co. (a)	2,188
36	Laboratory Corp. of America Holdings (a)	3,189
67	Tenet Healthcare Corp. (a)	3,094
50	WellPoint, Inc.	4,300

		17,756

	Health Care Technology — 0.2%
68	Allscripts Healthcare Solutions, Inc. (a)	1,131

	Pharmaceuticals — 3.5%
93	AbbVie, Inc.	4,593
157	Eli Lilly & Co.	8,454
117	Hospira, Inc. (a)	5,132
245	Pfizer, Inc.	7,439

		25,618

	Total Health Care	74,386

	Industrials — 13.6%
	Aerospace & Defense — 4.3%
61	Boeing Co. (The)	7,691
97	Lockheed Martin Corp.	14,638
92	Raytheon Co.	8,789

		31,118

	Air Freight & Logistics — 0.4%
33	United Parcel Service, Inc., Class B	3,152

SHARES	SECURITY DESCRIPTION	VALUE($)
	Airlines — 0.2%
65	Southwest Airlines Co.	1,360

	Electrical Equipment — 1.2%
75	Rockwell Automation, Inc.	8,659

	Industrial Conglomerates — 2.4%
28	3M Co.	3,538
46	Danaher Corp.	3,399
438	General Electric Co.	11,012

		17,949

	Machinery — 2.5%
47	Caterpillar, Inc.	4,423
92	Dover Corp.	7,938
60	Illinois Tool Works, Inc.	4,704
23	Ingersoll-Rand plc, (Ireland)	1,334

		18,399

	Road & Rail — 1.9%
390	Heartland Express, Inc.	8,221
96	Knight Transportation, Inc.	2,059
143	Werner Enterprises, Inc.	3,736

		14,016

	Trading Companies & Distributors — 0.7%
74	Fastenal Co.	3,242
29	GATX Corp.	1,656

		4,898

	Total Industrials	99,551

	Information Technology — 13.1%
	Communications Equipment — 0.2%
58	Juniper Networks, Inc. (a)	1,551

	Computers & Peripherals — 0.5%
4	Apple, Inc.	1,752
32	Seagate Technology plc, (Ireland)	1,708

		3,460

	Internet Software & Services — 0.9%
107	AOL, Inc. (a)	4,926
21	Twitter, Inc. (a)	1,380

		6,306

	IT Services — 2.5%
75	Automatic Data Processing, Inc.	5,745
35	International Business Machines Corp.	6,166
23	MasterCard, Inc., Class A	1,741
86	Paychex, Inc.	3,605
49	Vantiv, Inc., Class A (a)	1,474

		18,731

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Semiconductors & Semiconductor Equipment — 7.3%
250	Advanced Micro Devices, Inc. (a)	859
124	Analog Devices, Inc.	5,990
488	Intel Corp.	11,983
204	Linear Technology Corp.	9,096
182	Microchip Technology, Inc.	8,147
65	Micron Technology, Inc. (a)	1,495
204	NVIDIA Corp.	3,201
438	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	7,413
119	Texas Instruments, Inc.	5,063

		53,247

	Software — 1.7%
327	Electronic Arts, Inc. (a)	8,639
38	Red Hat, Inc. (a)	2,153
27	Salesforce.com, Inc. (a)	1,647

		12,439

	Total Information Technology	95,734

	Materials — 5.9%
	Chemicals — 3.6%
89	Cabot Corp.	4,312
45	Ecolab, Inc.	4,484
60	OM Group, Inc. (a)	1,946
89	Praxair, Inc.	11,087
26	Sigma-Aldrich Corp.	2,389
32	Valspar Corp. (The)	2,249

		26,467

	Containers & Packaging — 0.3%
47	Bemis Co., Inc.	1,817

	Metals & Mining — 1.8%
339	Cliffs Natural Resources, Inc.	6,545
90	Nucor Corp.	4,354
178	Vale S.A., (Brazil), ADR	2,426

		13,325

	Paper & Forest Products — 0.2%
12	Domtar Corp., (Canada)	1,257

	Total Materials	42,866

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
425	AT&T, Inc.	14,164

	Utilities — 5.1%
	Electric Utilities — 2.7%
71	Entergy Corp.	4,469
145	Exelon Corp.	4,211

SHARES	SECURITY DESCRIPTION	VALUE($)
	Electric Utilities — Continued
258	Southern Co. (The)	10,627

		19,307

	Gas Utilities — 0.4%
47	ONEOK, Inc.	3,192

	Multi-Utilities — 2.0%
52	Consolidated Edison, Inc.	2,808
43	MDU Resources Group, Inc.	1,365
128	Public Service Enterprise Group, Inc.	4,254
32	SCANA Corp.	1,498
116	Wisconsin Energy Corp.	4,933

		14,858

	Total Utilities	37,357

	Total Short Positions (Proceeds $553,463)	$653,885

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(46)	E-mini S&P 500	03/21/14	$(4,086)	$(26)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,167
Aggregate gross unrealized depreciation	(4,954)

Net unrealized appreciation/depreciation	$174,213

Federal income tax cost of investments	$550,954

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$724,697	$470	$—	$725,167
Total Liabilities (b)	$(653,885)	$—	$—	$(653,885)
Depreciation in Other Financial Instruments
Futures Contracts	$(26)	$—	$—	$(26)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures contracts collateral, the report values of which are evaluated prices. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — 29.8%
		Belgium — 0.5%
	10	Ageas (m)	447

		Denmark — 0.3%
	8	Novo Nordisk A/S, Class B (m)	306

		France — 0.8%
	7	Cap Gemini S.A. (m)	509
	2	Sanofi (m)	243

			752

		Germany — 0.6%
	3	Bayer AG (m)	430
	5	Deutsche Wohnen AG (m)	93

			523

		Ireland — 1.8%
	11	Covidien plc (m)	756
	17	Shire plc (m)	837

			1,593

		Japan — 6.5%
	24	Asahi Kasei Corp. (m)	182
	5	Bridgestone Corp. (m)	187
	4	Daito Trust Construction Co., Ltd. (m)	359
	24	Haseko Corp. (a) (m)	178
	14	Japan Tobacco, Inc. (m)	420
	194	Mitsubishi UFJ Financial Group, Inc. (m)	1,168
	306	Mizuho Financial Group, Inc. (m)	649
	11	Nippon Telegraph & Telephone Corp. (m)	589
	11	ORIX Corp. (m)	162
	12	Sekisui House Ltd. (m)	171
	18	Sumitomo Mitsui Financial Group, Inc. (m)	829
	171	Sumitomo Mitsui Trust Holdings, Inc. (m)	811
	5	Toyota Motor Corp. (m)	257

			5,962

		Netherlands — 1.5%
	30	ING Groep N.V., CVA (a) (m)	395
	8	Nutreco N.V. (m)	354
	12	Reed Elsevier N.V. (m)	251
	13	Wolters Kluwer N.V. (m)	357

			1,357

		Norway — 0.6%
	47	Marine Harvest ASA (m)	538

		Switzerland — 1.9%
	7	Novartis AG (m)	563
	2	Roche Holding AG (m)	672
	2	Swiss Re AG (a) (m)	207
	1	Zurich Insurance Group AG (a) (m)	300

			1,742

		United Kingdom — 3.4%
	11	Berkeley Group Holdings plc (m)	478
	48	BT Group plc (m)	304
	36	GKN plc (m)	233
	25	GlaxoSmithKline plc (m)	647
	5	Lancashire Holdings Ltd. (m)	60
	137	Legal & General Group plc (m)	483
	6	Next plc (m)	648
	11	WPP plc (m)	226

			3,079

		United States — 11.9%
	5	Actavis plc (a) (m)	829
	16	Aetna, Inc. (m)	1,094
	10	CBS Corp. (Non-Voting), Class B (m)	582
	11	CVS Caremark Corp. (m)	734
	14	HCA Holdings, Inc. (a) (m)	718
	13	Macy’s, Inc. (m)	668
	12	MetLife, Inc. (m)	566
	18	Mylan, Inc. (a) (m)	828
	24	Pfizer, Inc. (m)	736
	7	Prudential Financial, Inc. (m)	568
	14	St. Jude Medical, Inc. (m)	834
	5	Thermo Fisher Scientific, Inc. (m)	598
	9	Time Warner, Inc. (m)	551
	12	UnitedHealth Group, Inc. (m)	856
	16	Wells Fargo & Co. (m)	726

			10,888

		Total Common Stocks (Cost $25,158)	27,187

PRINCIPAL/UNIT AMOUNT
	Convertible Bonds — 3.3%
		France — 1.6%
		Air France-KLM,
EUR	2,700	2.030%, 02/15/23 (m)	430
EUR	4,357	4.970%, 04/01/15 (m)	757
EUR	67	AXA S.A., 3.750%, 01/01/17 (m)	249

			1,436

		Germany — 0.2%
EUR	100	SGL Carbon SE, 2.750%, 01/25/18 (m)	139

		United States — 1.5%
		Ares Capital Corp.,
	560	4.375%, 01/15/19 (e) (m)	591
	219	4.750%, 01/15/18 (m)	234

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL/UNIT AMOUNT			SECURITY DESCRIPTION	VALUE
	Convertible Bonds — Continued
			United States –– Continued
	541		Prospect Capital Corp., 5.875%, 01/15/19 (m)	565

				1,390

			Total Convertible Bonds (Cost $2,852)	2,965

	Foreign Government Securities — 13.5%
			Finland — 2.2%
EUR	1,410		Finland Government Bond, Reg. S, 2.750%, 07/04/28 (e) (m)	1,994

			France — 1.3%
EUR	870		France Government Bond OAT, 1.000%, 05/25/18 (m)	1,186

			Germany — 8.6%
EUR	2,933		Bundesobligation, 0.250%, 04/13/18 (m)	3,923
EUR	2,540		Bundesrepublik Deutschland, 4.250%, 07/04/18 (m)	3,993

				7,916

			United Kingdom — 1.4%
GBP	780		United Kingdom of Great Britain, 1.250%, 07/22/18 (m)	1,261

			Total Foreign Government Securities (Cost $11,972)	12,357

	Preferred Security — 0.8% (x)
			Cayman Islands — 0.8%
	700		Hutchison Whampoa International 10 Ltd., VAR, 6.000%, 10/28/15 (e) (m) (Cost $700)	739

SHARES
	Preferred Stocks — 1.3%
			United States — 1.3%
	—	(h)	Bank of America Corp., 7.250%, 12/31/49 ($1,000 par value) (a) (m) @	391
	1		Wells Fargo & Co., 7.500%, 12/31/49 ($1,000 par value) (m) @	764

			Total Preferred Stocks (Cost $1,127)	1,155

PRINCIPALAMOUNT
	Supranational — 6.9%
	1,600		European Investment Bank, 1.000%, 12/15/17 (m)	1,582
	1,650		Inter-American Development Bank, 2.375%, 08/15/17 (m)	1,727
	3,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14 (m)	3,011

			Total Supranational (Cost $6,293)	6,320

	U.S. Treasury Obligations — 21.1%
			U.S. Treasury Notes,
	6,900		0.250%, 01/15/15 (m)	6,907
	1,960		1.000%, 06/30/19 (m)	1,891
	3,840		1.625%, 08/15/22 (m)	3,580
	6,700		2.375%, 02/28/15 (m)	6,857

			Total U.S. Treasury Obligations (Cost $19,420)	19,235

SHARES
	Short-Term Investment — 19.0%
			Investment Company — 19.0%
	17,372		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $17,372)	17,372

			Total Investments — 95.7% (Cost $84,894)	87,330
			Other Assets in Excess of Liabilities — 4.3%	3,926

			NET ASSETS — 100.0%	$91,256

Percentages indicated are based on net assets.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
U.S. Treasury Notes	22.0%
Foreign Government Securities	14.1
Supranational	7.2
Pharmaceuticals	7.0
Commercial Banks	5.7
Insurance	3.3
Health Care Providers & Services	3.1
Media	2.3
Health Care Equipment & Supplies	1.8
Capital Markets	1.6
Multiline Retail	1.5
Airlines	1.4
Diversified Financial Services	1.1
Diversified Telecommunication Services	1.0
Food Products	1.0
Others (each less than 1.0%)	6.0
Short-Term Investment	19.9

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
33	Euro Bobl	03/06/14	5,641	46
22	Euro Bund	03/06/14	4,269	74
21	TOPIX Index	03/13/14	2,497	(100)
63	E-mini S&P 500	03/21/14	5,596	(92)
53	Euro STOXX 50 Index	03/21/14	2,157	(111)
21	FTSE 100 Index	03/21/14	2,230	(8)
	Short Futures Outstanding
(10)	IBEX 35 Index	02/21/14	(1,341)	(6)
(28)	Hang Seng Index	02/27/14	(3,969)	(9)
(48)	10 Year U.S. Treasury Note	03/20/14	(6,036)	(77)
(36)	FTSE/JSE Top 40 Index	03/20/14	(1,314)	20
(16)	SPI 200 Index	03/20/14	(1,800)	43
(10)	FTSE/MIB Index	03/21/14	(1,308)	— (h)
(188)	Mini MSCI Emerging Markets Index	03/21/14	(8,698)	465
(151)	5 Year U.S. Treasury Note	03/31/14	(18,214)	38

				283

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,042,570	AUD
12,168,504	for MXN	HSBC Bank, N.A.	03/05/14	$908	#	$911	#	$3
1,240,198	AUD
14,682,086	for MXN	Union Bank of Switzerland AG	03/05/14	1,095	#	1,083	#	(12)
5,105,557	CAD
35,470,883	for HKD	HSBC Bank, N.A.	03/05/14	4,569	#	4,581	#	12
2,506,111	CAD
14,827,153	for SEK	Royal Bank of Canada	03/05/14	2,262	#	2,249	#	(13)
1,022,140	CHF
15,065,369	for MXN	HSBC Bank, N.A.	03/05/14	1,123	#	1,127	#	4
2,061,064	CHF
30,070,926	for MXN	Union Bank of Switzerland AG	03/05/14	2,244	#	2,274	#	30
448,240	EUR
64,973,714	for JPY	Deutsche Bank AG	03/05/14	637	#	605	#	(32)
17,784,104	HKD
30,489,068	for MXN	Citibank, N.A.	03/05/14	2,275	#	2,291	#	16
17,670,875	HKD
14,761,352	for SEK	HSBC Bank, N.A.	03/05/14	2,252	#	2,276	#	24
5,888,530	MXN
480,708	for CAD	HSBC Bank, N.A.	03/05/14	431	#	439	#	8
24,439,523	MXN
5,745,744	for PLN	HSBC Bank, N.A.	03/05/14	1,820	#	1,824	#	4
11,221,122	NOK
408,609,916	for HUF	HSBC Bank, N.A.	03/05/14	1,762	#	1,786	#	24
1,420,415	NZD
11,813,705	for ZAR	HSBC Bank, N.A.	03/05/14	1,058	#	1,146	#	88
2,248,581	CAD	Royal Bank of Canada	03/05/14	2,017		2,018		1
149,454	CHF	Barclays Bank plc	03/05/14	165		165		— (h)
279,297	CHF	Deutsche Bank AG	03/05/14	310		308		(2)
1,224,799	CHF	HSBC Bank, N.A.	03/05/14	1,349		1,351		2
610,999	CHF	Westpac Banking Corp.	03/05/14	683		674		(9)
384,036	EUR	Credit Suisse International	03/05/14	525		518		(7)
827,226	EUR	Deutsche Bank AG	03/05/14	1,133		1,116		(17)
93,783	EUR	Goldman Sachs International	03/05/14	129		127		(2)
3,527,749	EUR	HSBC Bank, N.A.	03/05/14	4,852		4,758		(94)
188,601	EUR	Morgan Stanley	03/05/14	257		254		(3)
2,972,742	EUR	Royal Bank of Scotland	03/05/14	4,098		4,009		(89)
61,332	GBP	Barclays Bank plc	03/05/14	100		101		1
445,004	GBP	Deutsche Bank AG	03/05/14	729		731		2
442,936	GBP	National Australia Bank	03/05/14	730		728		(2)
226,289	GBP	Union Bank of Switzerland AG	03/05/14	375		372		(3)
170,563,884	JPY	Citibank, N.A.	03/05/14	1,664		1,670		6
76,262,242	JPY	Deutsche Bank AG	03/05/14	745		746		1
121,930,331	JPY	Goldman Sachs International	03/05/14	1,174		1,194		20
165,000,000	JPY	HSBC Bank, N.A.	03/05/14	1,582		1,615		33
28,299,500	JPY	State Street Corp.	03/05/14	271		277		6
14,682,086	MXN	Merrill Lynch International	03/05/14	1,114		1,095		(19)
6,157,089	NOK	Merrill Lynch International	03/05/14	1,008		980		(28)
3,240	NZD	Citibank, N.A.	03/05/14	2		2		— (h)
4,593,685	PLN	BNP Paribas	03/05/14	1,504		1,455		(49)
11,813,705	ZAR	Deutsche Bank AG	03/05/14	1,088		1,059		(29)
				50,040		49,915		(125)

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
848,696	AUD	Union Bank of Switzerland AG	03/05/14	751	742	9
5,352,762	AUD	Westpac Banking Corp.	03/05/14	4,871	4,675	196
169,266	CAD	Deutsche Bank AG	03/05/14	159	152	7
966,742	CAD	HSBC Bank, N.A.	03/05/14	903	868	35
3,137,976	CAD	TD Bank Financial Group	03/05/14	2,958	2,815	143
188,780	CHF	Citibank, N.A.	03/05/14	209	208	1
91,022	CHF	Morgan Stanley	03/05/14	101	101	— (h)
6,281,215	CHF	Westpac Banking Corp.	03/05/14	6,917	6,929	(12)
366,411	DKK	Morgan Stanley	03/05/14	67	66	1
607,500	DKK	Westpac Banking Corp.	03/05/14	110	110	— (h)
327,570	EUR	Barclays Bank plc	03/05/14	445	441	4
18,448,260	EUR	BNP Paribas	03/05/14	24,935	24,881	54
135,634	EUR	Deutsche Bank AG	03/05/14	184	183	1
311,236	EUR	Goldman Sachs International	03/05/14	429	420	9
203,178	EUR	Morgan Stanley	03/05/14	278	274	4
806,195	EUR	Westpac Banking Corp.	03/05/14	1,101	1,088	13
2,848,345	GBP	BNP Paribas	03/05/14	4,610	4,682	(72)
72,359	GBP	Goldman Sachs International	03/05/14	116	118	(2)
346,372	GBP	HSBC Bank, N.A.	03/05/14	570	569	1
445,637	GBP	Morgan Stanley	03/05/14	732	733	(1)
95,313	GBP	Union Bank of Switzerland AG	03/05/14	157	157	— (h)
461,731	GBP	Westpac Banking Corp.	03/05/14	754	759	(5)
414,102,665	HUF	Societe Generale	03/05/14	1,830	1,785	45
758,274,656	JPY	BNP Paribas	03/05/14	7,498	7,422	76
17,994,215	JPY	Citibank, N.A.	03/05/14	174	176	(2)
159,705,506	JPY	Deutsche Bank AG	03/05/14	1,536	1,564	(28)
41,346,936	JPY	Goldman Sachs International	03/05/14	395	405	(10)
86,211,861	JPY	HSBC Bank, N.A.	03/05/14	838	844	(6)
43,976,573	JPY	Westpac Banking Corp.	03/05/14	440	430	10
6,081,470	MXN	Union Bank of Switzerland AG	03/05/14	465	454	11
8,826,590	NOK	Citibank, N.A.	03/05/14	1,443	1,405	38
1,420,415	NZD	Deutsche Bank AG	03/05/14	1,183	1,146	37
3,240	NZD	HSBC Bank, N.A.	03/05/14	3	3	— (h)
4,593,685	PLN	Merrill Lynch International	03/05/14	1,468	1,455	13
				68,630	68,060	570

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/14 of the currency being sold, and the value at 01/31/14 is the U.S. dollar market value of the currency being purchased.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2014.
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rate for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $15,542,000 and 17.8% respectively.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,831
Aggregate gross unrealized depreciation	(395)

Net unrealized appreciation/depreciation	$2,436

Federal income tax cost of investments	$84,894

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$447	$—	$447
Denmark	—	306	—	306
France	—	752	—	752
Germany	—	523	—	523
Ireland	756	837	—	1,593
Japan	—	5,962	—	5,962
Netherlands	—	1,357	—	1,357
Norway	—	538	—	538
Switzerland	—	1,742	—	1,742
United Kingdom	—	3,079	—	3,079
United States	10,888	—	—	10,888

Total Common Stocks	11,644	15,543	—	27,187

Preferred Stocks
United States	1,155	—	—	1,155
Debt Securities
Convertible Bonds
France	—	1,436	—	1,436
Germany	—	139	—	139
United States	—	1,390	—	1,390

Total Convertible Bonds	—	2,965	—	2,965

Preferred Security
Cayman Islands	—	739	—	739
Foreign Government Securities	—	12,357	—	12,357
Supranational	—	6,320	—	6,320
U.S. Treasury Obligations	—	19,235	—	19,235
Short-Term Investment
Investment Company	17,372	—	—	17,372

Total Investments in Securities	$30,171	$57,159	$—	$87,330

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$993	$—	$993
Futures Contracts	686	—	—	686

Total Appreciation in Other Financial Instruments	$686	$993	$—	$1,679

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(548)	$—	$(548)

Futures Contracts	(403)	—	—	(403)

Total Depreciation in Other Financial Instruments	$(403)	$(548)	$—	$(951)

There were no transfers among any levels during the period ended January 31, 2014.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (b) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 15.1%
	Auto Components — 0.4%
110	Johnson Controls, Inc.	5,065

	Automobiles — 1.6%
515	General Motors Co. (a)	18,587

	Hotels, Restaurants & Leisure — 1.2%
32	Starwood Hotels & Resorts Worldwide, Inc.	2,417
166	Yum! Brands, Inc.	11,170

		13,587

	Internet & Catalog Retail — 1.6%
26	Amazon.com, Inc. (a)	9,436
7	priceline.com, Inc. (a)	8,469

		17,905

	Media — 7.0%
157	CBS Corp. (Non-Voting), Class B	9,190
451	Comcast Corp., Class A	24,549
132	DISH Network Corp., Class A (a)	7,444
44	Time Warner Cable, Inc.	5,930
357	Time Warner, Inc.	22,434
149	Walt Disney Co. (The)	10,814

		80,361

	Specialty Retail — 3.3%
17	AutoZone, Inc. (a)	8,605
190	Home Depot, Inc. (The)	14,584
312	Lowe’s Cos., Inc.	14,450

		37,639

	Total Consumer Discretionary	173,144

	Consumer Staples — 7.1%
	Beverages — 2.1%
182	Coca-Cola Co. (The)	6,890
29	Constellation Brands, Inc., Class A (a)	2,221
86	Molson Coors Brewing Co., Class B	4,541
121	PepsiCo, Inc.	9,717

		23,369

	Food & Staples Retailing — 1.0%
35	Costco Wholesale Corp.	3,926
106	CVS Caremark Corp.	7,172

		11,098

	Food Products — 1.5%
132	Archer-Daniels-Midland Co.	5,215
103	General Mills, Inc.	4,928
220	Mondelez International, Inc., Class A	7,215

		17,358

	Household Products — 1.7%
73	Colgate-Palmolive Co.	4,452
197	Procter & Gamble Co. (The)	15,103

		19,555

	Tobacco — 0.8%
121	Philip Morris International, Inc.	9,433

	Total Consumer Staples	80,813

	Energy — 10.3%
	Energy Equipment & Services — 2.4%
157	Halliburton Co.	7,715
231	Schlumberger Ltd.	20,210

		27,925

	Oil, Gas & Consumable Fuels — 7.9%
134	Anadarko Petroleum Corp.	10,825
124	Cheniere Energy, Inc. (a)	5,441
39	EOG Resources, Inc.	6,471
44	EQT Corp.	4,113
162	Exxon Mobil Corp.	14,887
40	Marathon Petroleum Corp.	3,454
204	Occidental Petroleum Corp.	17,908
153	Phillips 66	11,176
189	QEP Resources, Inc.	5,842
243	Williams Cos., Inc. (The)	9,821

		89,938

	Total Energy	117,863

	Financials — 15.4%
	Capital Markets — 2.5%
30	Goldman Sachs Group, Inc. (The)	4,901
114	Invesco Ltd.	3,804
447	Morgan Stanley	13,199
110	State Street Corp.	7,367

		29,271

	Commercial Banks — 3.4%
93	BB&T Corp.	3,487
34	SVB Financial Group (a)	3,788
636	Wells Fargo & Co.	28,857
94	Zions Bancorporation	2,701

		38,833

	Consumer Finance — 0.5%
65	Capital One Financial Corp.	4,619
29	Santander Consumer USA Holdings, Inc. (a)	741

		5,360

	Diversified Financial Services — 5.0%
1,459	Bank of America Corp.	24,442

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Financial Services — Continued
406	Citigroup, Inc.	19,259

64	IntercontinentalExchange Group, Inc.	13,353

		57,054

	Insurance — 4.0%
153	ACE Ltd., (Switzerland)	14,310
90	American International Group, Inc.	4,325
78	Hartford Financial Services Group, Inc.	2,610
151	Marsh & McLennan Cos., Inc.	6,882
371	MetLife, Inc.	18,185

		46,312

	Total Financials	176,830

	Health Care — 14.8%
	Biotechnology — 3.8%
48	Alexion Pharmaceuticals, Inc. (a)	7,577
47	Biogen Idec, Inc. (a)	14,820
81	Celgene Corp. (a)	12,257
117	Vertex Pharmaceuticals, Inc. (a)	9,232

		43,886

	Health Care Equipment & Supplies — 0.3%
43	Stryker Corp.	3,344

	Health Care Providers & Services — 2.5%
93	Humana, Inc.	9,093
23	McKesson Corp.	3,939
211	UnitedHealth Group, Inc.	15,245

		28,277

	Health Care Technology — 0.5%
105	Cerner Corp. (a)	5,946

	Life Sciences Tools & Services — 0.5%
24	Mettler-Toledo International, Inc. (a)	5,873

	Pharmaceuticals — 7.2%
59	Allergan, Inc.	6,722
430	Bristol-Myers Squibb Co.	21,495
381	Johnson & Johnson	33,672
259	Merck & Co., Inc.	13,721
43	Perrigo Co. plc, (Ireland)	6,733

		82,343

	Total Health Care	169,669

	Industrials — 11.5%
	Aerospace & Defense — 4.5%
205	Honeywell International, Inc.	18,743
104	Textron, Inc.	3,677
258	United Technologies Corp.	29,407

		51,827

	Airlines — 0.7%
144	Delta Air Lines, Inc.	4,415
85	United Continental Holdings, Inc. (a)	3,877

		8,292

	Building Products — 0.9%
480	Masco Corp.	10,157

	Construction & Engineering — 1.3%
195	Fluor Corp.	14,821

	Electrical Equipment — 1.2%
78	Eaton Corp. plc, (Ireland)	5,693
124	Emerson Electric Co.	8,185

		13,878

	Machinery — 2.1%
55	Flowserve Corp.	3,995
206	PACCAR, Inc.	11,539
53	Pentair Ltd., (Switzerland)	3,942
51	WABCO Holdings, Inc. (a)	4,388

		23,864

	Road & Rail — 0.8%
338	CSX Corp.	9,100

	Total Industrials	131,939

	Information Technology — 18.7%
	Communications Equipment — 2.4%
451	Cisco Systems, Inc.	9,890
243	QUALCOMM, Inc.	18,008

		27,898

	Computers & Peripherals — 3.4%
63	Apple, Inc.	31,571
290	EMC Corp.	7,041

		38,612

	Internet Software & Services — 3.8%
180	eBay, Inc. (a)	9,569
29	Google, Inc., Class A (a)	34,036

		43,605

	IT Services — 2.2%
56	Accenture plc, (Ireland), Class A	4,507
24	Alliance Data Systems Corp. (a)	5,639
192	MasterCard, Inc., Class A	14,560

		24,706

	Semiconductors & Semiconductor Equipment — 2.5%
318	Avago Technologies Ltd., (Singapore)	17,354

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
115	Lam Research Corp. (a)	5,832
123	Xilinx, Inc.	5,705

		28,891

	Software — 4.4%
106	Adobe Systems, Inc. (a)	6,266
67	Citrix Systems, Inc. (a)	3,615
630	Microsoft Corp.	23,835
450	Oracle Corp.	16,623

		50,339

	Total Information Technology	214,051

	Materials — 3.2%
	Chemicals — 1.8%
211	Dow Chemical Co. (The)	9,605
98	Monsanto Co.	10,462

		20,067

	Metals & Mining — 1.4%
556	Alcoa, Inc.	6,395
220	Freeport-McMoRan Copper & Gold, Inc.	7,127
93	United States Steel Corp.	2,421

		15,943

	Total Materials	36,010

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
219	Verizon Communications, Inc.	10,527

	Utilities — 2.0%
	Electric Utilities — 1.2%
132	NextEra Energy, Inc.	12,152
39	Northeast Utilities	1,727

		13,879

	Multi-Utilities — 0.8%
260	NiSource, Inc.	8,944

	Total Utilities	22,823

	Total Common Stocks (Cost $783,302)	1,133,669

Short-Term Investment — 1.2%
	Investment Company — 1.2%
13,791	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $13,791)	13,791

	Total Investments — 100.2% (Cost $797,093)	1,147,460
	Liabilities in Excess of Other Assets — (0.2)%	(2,129)

	NET ASSETS — 100.0%	$1,145,331

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,607
Aggregate gross unrealized depreciation	(3,240)

Net unrealized appreciation/depreciation	$350,367

Federal income tax cost of investments	$797,093

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,147,460	$—	$—	$1,147,460

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.3% (t)
	Alabama — 0.4%
	Education — 0.4%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,174

	Arizona — 3.0%
	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	186

	General Obligation — 0.8%
	City of Goodyear,
1,175	GO, AGM, 6.000%, 07/01/15	1,269
1,300	GO, AGM, 6.000%, 07/01/17	1,527
1,375	GO, AGM, 6.000%, 07/01/18	1,656
1,400	GO, AGM, 6.000%, 07/01/19	1,663
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	3,955
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/15 (p)	774
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	293
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,034

		20,171

	Hospital — 0.2%
	Arizona Health Facilities Authority, Banner Health,
2,500	Series D, Rev., 5.000%, 01/01/23	2,746
3,215	Series D, Rev., 5.000%, 01/01/24	3,526

		6,272

	Other Revenue — 1.7%
	Arizona State Transportation Board,
16,705	Series A, Rev., GAN, 5.250%, 07/01/25	18,967
17,135	Series A, Rev., GAN, 5.250%, 07/01/26	19,365
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/24	3,447
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,263
1,000	Series C, Rev., 5.000%, 07/01/24	1,135

		44,177

	Prerefunded — 0.1%
1,205	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	1,233

	Special Tax — 0.1%
1,845	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	2,115

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/22	1,707

	Total Arizona	75,861

	Arkansas — 0.3%
	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,181

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,060

	Total Arkansas	8,241

	California — 9.2%
	Certificate of Participation/Lease — 0.0% (g)
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/31	86

	Education — 1.3%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,136
8,700	California State Public Works Board, University of California, Series H, Rev., 5.000%, 09/01/32	9,216
	California State Public Works Board, University of California Research Project,
3,025	Series E, Rev., 5.250%, 10/01/16 (p)	3,410
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/28	6,174
5,000	Series O, Rev., 5.750%, 05/15/29	5,831
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,420

		33,187

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 4.5%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	465
2,500	GO, Zero Coupon, 05/01/16	2,464
2,000	GO, Zero Coupon, 05/01/17	1,912
1,490	GO, Zero Coupon, 05/01/19	1,325
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	1,895
13,815	City of Los Angeles, Series A, GO, 5.000%, 09/01/20	16,604
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,547
1,000	GO, 5.000%, 08/01/22	1,186
1,000	GO, 5.000%, 08/01/24	1,151
1,090	Evergreen Elementary School District, Series A, GO, AGM, 6.000%, 08/01/16	1,237
5,845	Grossmont-Cuyamaca Community College District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/15	5,806
145	Los Altos School District, Unrefunded Balance, GO, AMBAC, 5.000%, 08/01/21	160
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,136
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	3,008
5,000	Series D, GO, 5.250%, 07/01/24	5,817
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/14 (p)	1,540
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,616
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,177
2,860	San Francisco City & County, Clean & Safe Neighborhood Park, GO, 4.000%, 06/15/24	3,041
	State Center Community College District,
1,705	GO, 5.000%, 08/01/22	2,015
1,000	GO, 5.000%, 08/01/24	1,143
1,000	State of California, GO, 5.000%, 08/01/16	1,115
6,060	State of California, Economic Recovery, Unrefunded Balance, Series A, GO, 5.250%, 07/01/14	6,190
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,887
940	GO, 5.000%, 04/01/16	1,035
3,810	GO, 5.000%, 04/01/17	4,327
5,000	GO, 5.000%, 04/01/20	5,810
2,000	GO, 5.000%, 09/01/26	2,237
10,000	GO, 5.500%, 04/01/18	11,850
5,000	GO, 5.500%, 04/01/21	5,911
5,000	GO, 5.625%, 04/01/26	5,742
6,600	GO, 6.500%, 04/01/33	7,922

		114,271

	Hospital — 0.2%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/24	1,769
2,000	Series C, Rev., 6.250%, 10/01/28	2,323
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,007

		5,099

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/14 (p)	206

	Other Revenue — 1.2%
	California State University, Unrefunded Balance, Systemwide,
1,040	Series A, Rev., AGM, 4.750%, 11/01/22	1,051
870	Series A, Rev., AGM, 4.750%, 11/01/24	879
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,957
2,500	Los Angeles Department of Water & Power, Power System, Series A, Rev., 5.000%, 07/01/23	2,994
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	2,950
10,000	San Diego County Water Authority, Rev., 5.000%, 05/01/30	11,066
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,497
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	5,738

		31,132

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.2%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	411
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,814
105	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16 (p)	117
450	State of California, GO, 5.125%, 02/01/14 (p)	450
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	1,808

		5,600

	Utility — 1.5%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,398
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,611
25,385	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/28	28,776

		36,785

	Water & Sewer — 0.3%
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,273
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,821
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,430

		6,524

	Total California	232,890

	Colorado — 2.1%
	Certificate of Participation/Lease — 0.3%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	6,605

	General Obligation — 1.3%
3,450	Adams 12 Five Star Schools, GO, 4.000%, 12/15/23	3,754
	Douglas County School District No. Re-1 Douglas & Elbert Counties,
6,950	GO, 5.250%, 12/15/23	8,406
2,345	GO, 5.250%, 12/15/25	2,852
4,375	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	5,278
10,000	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	11,889

		32,179

	Prerefunded — 0.5%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,601
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,355
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,621

		11,577

	Utility — 0.0% (g)
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,422

	Total Colorado	51,783

	Connecticut — 1.2%
	Certificate of Participation/Lease — 0.1%
3,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., COP, AMBAC, 5.000%, 07/01/15 (p)	3,202

	Education — 0.1%
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,096

	General Obligation — 0.9%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	348
200	GO, 5.000%, 06/01/20	229
	City of Hartford,
1,325	GO, AGC, 5.000%, 11/15/15	1,430
250	GO, AGC, 5.000%, 11/15/16	279
270	GO, AGC, 5.000%, 11/15/17	310
345	GO, AGC, 5.000%, 11/15/18	400
	State of Connecticut,
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,187
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	5,978
8,200	Series E, GO, 5.000%, 08/15/30	9,134

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
650	Town of Trumbull, GO, 5.000%, 09/15/15	700

		22,995

	Transportation — 0.0% (g)
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,068

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	298
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,538

		1,836

	Total Connecticut	30,197

	Delaware — 0.4%
	General Obligation — 0.2%
2,035	New Castle County, Series B, GO, 5.000%, 07/15/19	2,435
	State of Delaware,
1,000	Series C, GO, 5.000%, 03/01/19	1,189
1,000	Series C, GO, 5.000%, 03/01/21	1,204

		4,828

	Other Revenue — 0.2%
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,083
1,000	Series B, Rev., 5.000%, 11/01/18	1,178
1,000	Series B, Rev., 5.000%, 11/01/21	1,153
	Wilmington Parking Authority,
1,500	Rev., AGM, 5.250%, 09/15/14	1,544
500	Rev., AGM, 5.250%, 09/15/15	538

		5,496

	Total Delaware	10,324

	District of Columbia — 1.2%
	Other Revenue — 1.2%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	5,743
5,000	Series C, Rev., 5.000%, 10/01/29	5,596
	District of Columbia, Income Tax,
3,395	Series A, Rev., 5.000%, 12/01/17	3,936
5,000	Series A, Rev., 5.000%, 12/01/18	5,903
6,000	Series A, Rev., 5.000%, 12/01/19	7,166
2,000	Series A, Rev., 5.000%, 12/01/20	2,393

	Total District of Columbia	30,737

	Florida — 3.9%
	Certificate of Participation/Lease — 0.2%
2,500	Miami-Dade County, School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/18	2,795
3,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	3,127

		5,922

	General Obligation — 2.3%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	5,965
15,000	Series B, GO, 4.750%, 06/01/21	15,963
32,375	Series D, GO, 5.000%, 06/01/25	37,016
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	138

		59,082

	Other Revenue — 0.5%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	1,931
1,070	Rev., AGC, 5.000%, 09/01/20	1,213
4,500	Orlando Utilities Commission Utility System, Series A, Rev., 5.000%, 10/01/25	5,300
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,819

		11,263

	Prerefunded — 0.2%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,283

	Water & Sewer — 0.7%
15,180	Miami-Dade County, Water & Sewer Systems, Series B, Rev., AGM, 5.000%, 10/01/15	16,356

	Total Florida	97,906

	Georgia — 4.8%
	Education — 0.0% (g)
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,250

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 2.4%
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/17 (p)	5,705
3,090	Henry County School District, GO, 5.000%, 08/01/20	3,689
	State of Georgia,
3,425	Series A, GO, 5.000%, 09/01/15 (p)	3,682
3,140	Series B, GO, 5.000%, 07/01/19	3,753
3,300	Series B, GO, 5.000%, 07/01/20	3,967
1,000	Series B, GO, 5.750%, 08/01/17	1,176
14,960	Series C, GO, 5.000%, 07/01/17	17,166
3,935	Series E, GO, 5.000%, 08/01/16	4,387
14,790	Series F, GO, 5.000%, 12/01/19	17,776

		61,301

	Other Revenue — 0.5%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	6,988
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	5,752
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	139

		12,879

	Special Tax — 0.5%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	11,624

	Transportation — 0.6%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	8,106
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,193
5,000	Series A, Rev., 5.000%, 06/01/15	5,312

		15,611

	Utility — 0.3%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,574

	Water & Sewer — 0.5%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,895
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	3,875

		11,770

	Total Georgia	121,009

	Hawaii — 1.5%
	General Obligation — 0.8%
	State of Hawaii,
2,750	Series D, GO, 5.000%, 06/01/16 (p)	3,043
7,500	Series DQ, GO, 5.000%, 06/01/15	7,977
7,250	Series DR, GO, 5.000%, 06/01/16	8,028

		19,048

	Transportation — 0.2%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,566
2,575	Rev., 5.000%, 01/01/19	3,030

		4,596

	Water & Sewer — 0.5%
	City & County of Honolulu, Wastewater System, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	4,247
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	3,111
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,581

		12,939

	Total Hawaii	36,583

	Idaho — 0.4%
	Hospital — 0.4%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	9,343

	Illinois — 1.1%
	General Obligation — 0.1%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	176
	Village of Schaumburg,
1,000	Series A, GO, 4.000%, 12/01/19	1,131
625	Series A, GO, 4.000%, 12/01/20	703

		2,010

	Hospital — 0.1%
2,025	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,059

	Other Revenue — 0.2%
4,850	City of Chicago, Second Lien Water Project, Rev., 4.000%, 11/01/37	4,254

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,160

	Transportation — 0.6%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,242
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	687
	Illinois State Toll Highway Authority,
3,000	Series A, Rev., 5.000%, 12/01/22 (w)	3,512
5,000	Series A, Rev., AGM, 5.500%, 01/01/15	5,239
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	939

		15,619

	Water & Sewer — 0.0% (g)
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/30	1,213

	Total Illinois	28,315

	Indiana — 1.3%
	Certificate of Participation/Lease — 0.2%
5,205	Indianapolis Local Public Improvement Bond Bank, Series E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,430

	Education — 0.1%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,312

	Other Revenue — 0.8%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,264
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	174
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	11,251
1,700	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	1,780
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	2,013
	South Bend Community School Corp., First Mortgage,
855	Rev., AGM, 5.000%, 01/05/16	930
1,030	Rev., AGM, 5.000%, 07/05/17	1,173

		19,585

	Utility — 0.2%
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.000%, 01/01/26	4,598

	Total Indiana	33,925

	Iowa — 0.4%
	General Obligation — 0.1%
1,070	City of Des Moines, Capital Loan Notes, Series C, GO, 5.000%, 06/01/15	1,139

	Other Revenue — 0.3%
	Iowa Finance Authority, State Revolving Fund,
1,000	Rev., 5.000%, 08/01/19	1,192
1,000	Rev., 5.000%, 08/01/20	1,195
5,440	Rev., 5.000%, 08/01/26	6,188

		8,575

	Total Iowa	9,714

	Kansas — 2.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.5%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,415
6,105	Rev., 5.000%, 06/01/17	6,945

		13,360

	Other Revenue — 0.6%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	1,876
	Kansas State Department of Transportation, Highway,
7,000	Series A, Rev., 5.000%, 09/01/16	7,826
4,800	Series A, Rev., 5.000%, 09/01/18	5,650

		15,352

	Prerefunded — 1.2%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	20,804
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,897

		29,701

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 0.2%
3,755	Wyandotte County-Kansas City Unified Government, Utility System, Series 2004, Rev., AMBAC, 5.650%, 09/01/15	4,057

	Total Kansas	62,470

	Kentucky — 0.7%
	Other Revenue — 0.7%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	6,985
1,000	Rev., AGM, 5.000%, 11/01/24	1,133
5,185	Kentucky Turnpike Authority, Revitalization, Series A, Rev., 5.000%, 07/01/28	5,788
3,955	Louisville & Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/18	4,663

	Total Kentucky	18,569

	Louisiana — 0.3%
	Other Revenue — 0.0% (g)
1,250	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,288

	Prerefunded — 0.3%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,937
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,896

		6,833

	Total Louisiana	8,121

	Maryland — 2.6%
	Education — 0.4%
	University System of Maryland, Tuition,
4,340	Series A, Rev., 5.000%, 04/01/17	4,941
4,560	Series A, Rev., 5.000%, 04/01/18	5,317

		10,258

	General Obligation — 1.2%
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17	5,709
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	23,643

		29,352

	Other Revenue — 0.4%
4,725	Baltimore Board of School Commissioners, Rev., 5.000%, 05/01/17	5,392
4,605	Maryland State Transportation Authority, Transportation Facilities Project, Rev., 5.000%, 07/01/22	5,472

		10,864

	Transportation — 0.6%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/18	4,377
9,880	Rev., 5.250%, 12/15/17	11,573

		15,950

	Total Maryland	66,424

	Massachusetts — 2.1%
	Certificate of Participation/Lease — 0.5%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	12,016

	General Obligation — 0.4%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,832

	Other Revenue — 0.6%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,877
1,770	Rev., AGM, 5.000%, 04/01/17	1,974
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,304
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30	8,258

		14,413

	Prerefunded — 0.4%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22 (p)	247
5,000	Commonwealth of Massachusetts, Consolidated Lien, Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	5,691
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,619

		11,557

	Special Tax — 0.2%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/15 (p)	4,120

	Total Massachusetts	52,938

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — 1.2%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	3,734
4,170	Series A, Rev., 5.000%, 04/01/21	4,748

		8,482

	General Obligation — 0.2%
2,000	Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,359
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,095
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,229

		5,683

	Other Revenue — 0.6%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	12,114
3,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/21	3,578

		15,692

	Transportation — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,356

	Total Michigan	31,213

	Minnesota — 1.6%
	General Obligation — 1.1%
	Olmsted County, Crossover,
2,085	Series A, GO, 4.000%, 02/01/23	2,298
775	Series A, GO, 5.000%, 02/01/21	929
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,571
910	GO, 5.000%, 11/01/19	1,017
6,760	Series C, GO, 5.000%, 08/01/16	7,533
1,270	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/21	1,529
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,933

		28,810

	Other Revenue — 0.5%
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.000%, 03/01/25	11,122

	Total Minnesota	39,932

	Mississippi — 0.6%
	Prerefunded — 0.6%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,482

	Missouri — 4.1%
	General Obligation — 0.1%
2,260	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,579

	Other Revenue — 2.3%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
2,785	Series A, Rev., 5.000%, 09/01/19	3,212
7,640	Series A, Rev., 5.000%, 09/01/20	8,777
6,620	Series A, Rev., 5.000%, 09/01/21	7,597
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	12,794
20,915	Series A, Rev., 5.000%, 01/01/21	24,514
2,355	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	2,755

		59,649

	Transportation — 1.7%
	Missouri Highways & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,119
4,060	Series A, Rev., 5.000%, 05/01/20	4,747
7,000	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	7,855
	Missouri State Highways & Transit Commission, First Lien,
7,000	Series A, Rev., 5.000%, 05/01/17	7,686
6,000	Series B, Rev., 5.000%, 05/01/22	6,575
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,520

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
5,000	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/16	5,468

		41,970

	Total Missouri	104,198

	Nebraska — 0.8%
	Education — 0.3%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	4,004
3,715	Rev., AMBAC, 5.000%, 07/15/19	4,101

		8,105

	General Obligation — 0.1%
1,960	Omaha City Convention Center/Arena Project, GO, 5.250%, 04/01/27	2,403

	Other Revenue — 0.2%
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,082

	Utility — 0.2%
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	281
600	Series B, Rev., AGM, 5.000%, 01/01/18	682
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,709

		3,672

	Total Nebraska	19,262

	Nevada — 0.7%
	Education — 0.1%
	Nevada System of Higher Education University, Unrefunded Balance,
640	Series B, Rev., AMBAC, 5.000%, 07/01/21	689
675	Series B, Rev., AMBAC, 5.000%, 07/01/22	726

		1,415

	General Obligation — 0.2%
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	5,251

	Prerefunded — 0.2%
3,795	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	4,128

	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,510

	Total Nevada	16,304

	New Hampshire — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,157
1,035	Series E, Rev., 5.000%, 01/15/24	1,163
1,195	Series E, Rev., 5.000%, 01/15/26	1,338
1,250	Series E, Rev., 5.000%, 01/15/27	1,395

	Total New Hampshire	5,053

	New Jersey — 2.1%
	Education — 0.3%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	7,940

	General Obligation — 0.5%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	973
2,500	State of New Jersey, GO, 5.250%, 08/01/20	3,009
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,688
	Township of Maplewood, General Improvement,
775	GO, 4.000%, 10/15/17	866
1,495	GO, 5.000%, 10/15/20	1,781
1,505	GO, 5.000%, 10/15/21	1,788
	Township of Woodbridge,
1,100	GO, 5.000%, 07/15/22	1,253
1,200	GO, 5.000%, 07/15/23	1,351

		12,709

	Other Revenue — 1.0%
6,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	6,575
5,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/29	5,413
	New Jersey EDA, School Facilities Construction,
1,500	Series NN, Rev., 5.000%, 03/01/23	1,718
5,000	Series NN, Rev., 5.000%, 03/01/25	5,610

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
60	New Jersey Environmental Infrastructure Trust, Unrefunded Balance, Series A, Rev., 5.000%, 09/01/15 (p)	64
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series Aa, Rev., 5.000%, 06/15/36	5,236

		24,616

	Prerefunded — 0.1%
1,500	New Jersey Transportation Trust Fund Authority, Transportation System, Series D, Rev., 5.000%, 06/15/14 (p)	1,527

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,861

	Total New Jersey	52,653

	New Mexico — 0.8%
	General Obligation — 0.2%
4,200	New Mexico Finance Authority, Senior Lien Public Project, Series C, GO, 5.000%, 06/01/22	5,000

	Other Revenue — 0.6%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,832
1,690	Series B, Rev., 5.000%, 06/01/23	1,900
1,820	Series B, Rev., 5.000%, 06/01/25	2,034
1,965	Series B, Rev., 5.000%, 06/01/27	2,169
	New Mexico Finance Authority, State Transportation, Sub Lien,
3,000	Series A-2, Rev., 5.000%, 12/15/19	3,566
2,245	Series A-2, Rev., 5.000%, 12/15/20	2,669
1,385	Series A-2, Rev., 5.000%, 12/15/21	1,613

		15,783

	Total New Mexico	20,783

	New York — 14.4%
	Certificate of Participation/Lease — 0.7%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	17,047

	Education — 1.8%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,453
6,750	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,449
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	5,704
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	11,331
4,000	Series A, Rev., 5.000%, 03/15/23	4,565
6,500	Series C, Rev., 5.000%, 12/15/21	7,272
	New York State Dormitory Authority, School Districts, Building Finance Program,
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	725
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,508
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	4,991

		46,998

	General Obligation — 1.4%
100	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	103
	City of New York,
6,085	Series D, GO, 5.000%, 08/01/28	6,725
2,000	Sub Series F-1, GO, 5.000%, 03/01/27	2,227
4,050	Sub Series F-1, GO, 5.000%, 03/01/30	4,420
	New York City,
4,000	Series E, GO, 5.000%, 08/01/21	4,692
5,000	Series E, GO, 5.000%, 08/01/23	5,730
7,500	Series I, GO, 5.000%, 08/01/24	8,523
1,000	Starpoint Central School District, GO, 5.000%, 06/15/19	1,169
1,000	Taconic Hills Central School District at Craryville, GO, 5.000%, 06/15/19	1,170

		34,759

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 02/15/18	570

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
9,475	New York Liberty Development Corp., World Trade Centrer Projects, Class 1, Rev., 5.000%, 09/15/30	10,444

	Other Revenue — 5.8%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,542
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,181
4,790	New York City Transitional Finance Authority, Building Aid Revenue, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,568
400	New York City Transitional Finance Authority, Building Aid Revenue, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	444
	New York City Transitional Finance Authority, Future Tax Secured,
395	Sub Series A-2, Rev., 5.000%, 11/01/18	427
9,000	Sub Series D-1, Rev., 5.000%, 11/01/31	9,813
10,000	Sub Series F-1, Rev., 5.000%, 02/01/31	10,939
1,675	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured, Series B, Rev., 5.000%, 11/01/17	1,918
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	9,602
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,684
3,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 02/15/43	3,163
6,100	New York State Thruway Authority, Series G, Rev., AGM, 5.000%, 01/01/25	6,461
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
7,425	Series B, Rev., 5.000%, 04/01/23	8,360
5,000	Series B, Rev., AMBAC, 5.000%, 04/01/21	5,364
10,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/26	11,390
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	5,950
7,500	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.000%, 06/01/21	8,351
4,970	Triborough Bridge & Tunnel Authority, General Purpose, Series A-2, Rev., 5.000%, 11/15/28	5,550
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	28,218
1,250	Series B, Rev., 5.000%, 11/15/31	1,365

		147,290

	Prerefunded — 0.4%
3,290	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 05/01/17 (p)	3,751
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,114

		9,865

	Special Tax — 1.4%
3,750	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/21	4,342
7,875	New York Local Government Assistance Corp., Sub Series A-5/6, Rev., 5.500%, 04/01/19	9,560
5,805	New York Local Government Assistance Corp., Senior Lien, Rev., 5.500%, 04/01/19	7,047
1,000	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 12/15/19	1,135
2,430	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.250%, 12/15/18	2,891
5,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	5,958
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/27	5,161

		36,094

	Transportation — 1.4%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/28	1,174
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,251
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	7,950
	New York State Thruway Authority,
10,000	Series A, Rev., 5.000%, 05/01/19	11,627

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
2,535	Series B, Rev., AMBAC, 5.000%, 04/01/18	2,729
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,446

		35,177

	Utility — 0.2%
4,250	Utility Debt Securitization Authority Series TE, Rev., 5.000%, 12/15/41	4,579

	Water & Sewer — 0.9%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,742
2,500	New York City Municipal Water Finance Authority, Series CC, Rev., 5.000%, 06/15/29	2,797
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/17	2,762
380	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17	434
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Sub Series C, Rev., 5.000%, 06/15/21	11,533
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,484

		21,752

	Total New York	364,575

	North Carolina — 1.5%
	Certificate of Participation/Lease — 0.0% (g)
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/17	1,119

	General Obligation — 1.0%
	State of North Carolina,
5,000	Series C, GO, 4.000%, 05/01/22	5,624
5,500	Series D, GO, 4.000%, 06/01/22	6,212
	Wake County, Hammond Road Detention Center, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,371
3,905	GO, 5.000%, 06/01/20	4,552
5,950	GO, 5.000%, 06/01/21	6,878

		24,637

	Other Revenue — 0.3%
	City of High Point, Combined Water & Sewer System Revenue,
1,000	Rev., AGM, 5.000%, 11/01/25	1,148
1,170	Rev., AGM, 5.000%, 11/01/26	1,342
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/22	4,767

		7,257

	Utility — 0.2%
2,665	City of Raleigh Combined Enterprise System, Series A, Rev., 5.000%, 03/01/27	3,075
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,867

		5,942

	Total North Carolina	38,955

	Ohio — 2.6%
	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	3,066

	General Obligation — 1.2%
4,750	City of Columbus, Series 1, GO, 5.000%, 07/01/27	5,491
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,686
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/14 (p)	234
	State of Ohio, Common Schools,
3,165	Series B, GO, 5.000%, 09/15/15	3,407
5,035	Series B, GO, 5.000%, 09/15/16	5,632
1,560	Series C, GO, 5.000%, 09/15/22	1,869
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	5,781

		29,100

	Other Revenue — 0.6%
550	City of Cleveland, Parking Facility, Rev., AGM, 5.250%, 09/15/18 (p)	654
1,725	JobsOhio Beverage System, Statewide Senior Lien Liquor Profits, Series A, Rev., 5.000%, 01/01/23	1,973

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/22	2,514
6,850	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	8,180
2,000	Ohio State University, Series A, Rev., 5.000%, 06/01/24	2,325

		15,646

	Prerefunded — 0.3%
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	6,729

	Water & Sewer — 0.4%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,414
4,650	Series A, Rev., 5.000%, 12/01/18	5,489

		9,903

	Total Ohio	64,444

	Oklahoma — 1.0%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
3,500	Rev., 5.500%, 09/01/15	3,776
5,210	Rev., 5.500%, 09/01/18	6,137

		9,913

	Other Revenue — 0.6%
2,195	Oklahoma Development Finance Authority, Department of Corrections Project, Rev., 5.000%, 04/01/23	2,548
	Oklahoma Turnpike Authority, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,502
2,000	Series A, Rev., 5.000%, 01/01/24	2,279
5,500	Tulsa County Industrial Authority, Broken Arrow Public Schools Project, Rev., 5.000%, 09/01/19	6,405

		14,734

	Utility — 0.0% (g)
1,380	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.000%, 07/01/27	1,598

	Total Oklahoma	26,245

	Oregon — 1.2%
	Certificate of Participation/Lease — 0.6%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	3,959
3,350	Series A, COP, 5.000%, 05/01/21	3,802
6,965	Series A, COP, 5.000%, 05/01/22	7,798

		15,559

	General Obligation — 0.1%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,753
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	123

		1,876

	Other Revenue — 0.2%
1,500	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/27	1,728
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/14 (p)	2,819

		4,547

	Special Tax — 0.0% (g)
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,448

	Water & Sewer — 0.3%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	7,668

	Total Oregon	31,098

	Pennsylvania — 3.6%
	Education — 0.2%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/22	1,412
2,000	Series A, Rev., 5.000%, 03/01/23	2,249

		3,661

	General Obligation — 2.5%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/15	9,586
865	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15 (p)	918
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/22	5,187
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,510
	Commonwealth of Pennsylvania, First Series,
14,865	GO, 5.000%, 05/15/18	17,346
9,660	GO, 5.000%, 07/01/22	11,519

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/22	4,306
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,112
	Red Lion Area School District,
1,860	GO, AGM, 5.000%, 05/01/20	2,114
1,200	GO, AGM, 5.000%, 05/01/21	1,351
2,365	GO, AGM, 5.000%, 05/01/22	2,654

		63,603

	Hospital — 0.3%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	5,656
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.940%, 12/01/24	2,681

		8,337

	Other Revenue — 0.2%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	2,675
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,285

		3,960

	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	2,937

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,310

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,775

	Total Pennsylvania	90,583

	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Health & Educational Building Corp., Brown University,
810	Series A, Rev., 5.000%, 09/01/23	942
655	Series A, Rev., 5.000%, 09/01/25	749

	Total Rhode Island	1,691

	South Carolina — 2.2%
	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	3,345

	General Obligation — 0.9%
1,175	State of South Carolina, Series A, GO, 5.000%, 06/01/20	1,411
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,935
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/21	2,492
4,740	Series A, GO, SCSDE, 5.250%, 03/01/22	5,371

		21,209

	Other Revenue — 0.2%
2,500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	2,888
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,710

		4,598

	Utility — 0.9%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	14,742
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	8,006

		22,748

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,504

	Total South Carolina	54,404

	Tennessee — 1.0%
	Education — 0.4%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,664

	General Obligation — 0.4%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,763
	Metropolitan Government Nashville & Davidson County,
1,030	GO, 5.000%, 07/01/24	1,200
4,050	Series B, GO, 5.000%, 08/01/16 (p)	4,506

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Metropolitan Government of Nashville & Davidson County, Improvement, Series A, GO, 5.000%, 01/01/28	1,134

		9,603

	Other Revenue — 0.1%
4,000	City of Memphis, Rev., 5.000%, 12/01/15	4,341

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,359

	Total Tennessee	25,967

	Texas — 9.9%
	Certificate of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/18	1,587

	Education — 1.0%
	Southwest Higher Education Authority, Southern Methodist University Project,
2,000	Rev., 5.000%, 10/01/20	2,347
3,000	Rev., 5.000%, 10/01/21	3,457
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,558
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,102
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,453
2,500	Series A, Rev., 5.000%, 04/15/22	2,887
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,343
2,500	Series B, Rev., 5.250%, 08/15/17	2,901
500	Series C, Rev., 5.000%, 08/15/18	587
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,553
1,215	Series C, Rev., 5.000%, 03/01/22	1,359

		25,547

	General Obligation — 4.5%
1,075	Bexar County, GO, 5.250%, 06/15/22	1,222
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,625
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	5,041
2,000	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/25	2,320
	City of Pflugerville, Limited Tax,
700	GO, 5.000%, 08/01/22	829
680	GO, 5.000%, 08/01/23	790
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,323
4,735	GO, 5.000%, 08/01/26	5,429
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	823
1,500	GO, 5.000%, 08/01/24	1,743
2,735	GO, 5.000%, 08/01/27	3,126
	Collin County, Tax Road,
90	GO, 5.000%, 02/15/15 (p)	94
95	GO, 5.000%, 02/15/15 (p)	100
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	753
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,337
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,265
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,228
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,275
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 4.000%, 02/15/15	1,039
1,000	GO, AGM, 5.250%, 02/15/26	1,110
1,000	GO, AGM, 5.250%, 02/15/27	1,094
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,324
1,000	Fort Bend County, Road, GO, 5.000%, 03/01/20	1,189
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	1,965
4,800	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/19	5,797
	Harris County, Permanent Improvement,
1,500	Series B, GO, 5.000%, 10/01/15	1,618
1,605	Series B, GO, 5.000%, 10/01/19	1,917
	Harris County, Road,
2,750	Series A, GO, 5.250%, 10/01/18	3,270
2,000	Series A, GO, 5.250%, 10/01/19	2,416
	Hays County,
1,000	GO, 5.000%, 02/15/23	1,123

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,785	GO, 5.000%, 02/15/24	1,987
2,410	GO, 5.000%, 02/15/25	2,666
1,500	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	1,685
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/17	725
2,210	Longview Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 02/15/15	2,203
2,730	North East Independent School District, Capital Appreciation, School Building, Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,716
3,000	Pasadena Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/27	3,453
	San Jacinto Community College District,
4,920	GO, 5.000%, 02/15/18	5,677
5,000	GO, 5.000%, 02/15/34	5,496
1,330	GO, AMBAC, 5.000%, 02/15/19	1,480
390	GO, AMBAC, 5.000%, 02/15/20	434
2,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	2,709
2,000	Socorro Independent School District, GO, PSF-GTD, 5.000%, 08/15/22	2,364
8,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/16	8,976
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,912
4,340	Series A, GO, 5.000%, 08/01/21	5,018
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,061

		112,747

	Hospital — 0.3%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/14 (p)	5,416
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,416

		6,832

	Other Revenue — 0.7%
1,000	City of Austin, Water & Wastewater System, Rev., 5.000%, 05/15/20	1,187
905	City of El Paso, Water & Sewer Revenue, Series A, Rev., 4.000%, 03/01/20	1,020
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	113
3,315	Rev., 5.000%, 12/15/23	3,747
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.250%, 10/01/51	7,924
3,000	Houston Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,286

		17,277

	Prerefunded — 0.3%
5,550	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	7,243
1,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	1,044

		8,287

	Special Tax — 0.3%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,167
945	Series C, GO, 5.000%, 02/15/22	1,082
325	Series C, GO, 5.000%, 02/15/23	371
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/18	5,497

		8,117

	Transportation — 1.3%
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/21	5,315
3,000	Rev., 5.250%, 12/01/48	3,128
10,000	Series A, Rev., 5.000%, 12/01/16	11,280
7,660	Series A, Rev., 5.000%, 12/01/21	8,808
	Dallas-Fort Worth International Airport,
1,000	Series A, Rev., 5.000%, 11/01/19	1,176
2,000	Series A, Rev., 5.000%, 11/01/21	2,183
600	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	605

		32,495

	Utility — 0.2%
	City of San Antonio, Water System Junior Lien,
1,000	Rev., 5.000%, 05/15/21	1,188
1,600	Rev., 5.000%, 05/15/22	1,899
1,500	Rev., 5.000%, 05/15/23	1,777

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — Continued
1,250	Rev., 5.000%, 05/15/24	1,457

		6,321

	Water & Sewer — 1.2%
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,475
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,156
2,230	Rev., 5.000%, 06/01/17	2,535
2,130	Rev., 5.000%, 06/01/18	2,472
2,695	Rev., 5.000%, 06/01/21	3,039
2,955	Rev., 5.000%, 06/01/23	3,350
3,405	Rev., 5.000%, 06/01/26	3,840
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,674
3,820	Sub Series A-1, Rev., 5.000%, 07/15/20	4,561

		30,102

	Total Texas	249,312

	Utah — 1.0%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,169
1,050	Rev., 5.000%, 12/01/20	1,204
1,100	Rev., 5.000%, 12/01/21	1,240
1,150	Rev., 5.000%, 12/01/22	1,280

		4,893

	General Obligation — 0.1%
1,365	Central Utah Water Conservancy District, Series C, GO, 5.000%, 04/01/18	1,587
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,221
1,000	Series A, Rev., 5.000%, 12/01/17	1,158

		2,379

	Other Revenue — 0.0% (g)
795	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., AMBAC, 5.000%, 07/01/15	811

	Prerefunded — 0.3%
7,525	Utah Transit Authority, Series B, Rev., AGM, 4.750%, 12/15/15 (p)	8,153

	Water & Sewer — 0.3%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,312

	Total Utah	26,135

	Vermont — 0.3%
	Other Revenue — 0.3%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,783
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,655

	Total Vermont	7,438

	Virginia — 4.6%
	Education — 0.9%
	Virginia College Building Authority, Public Higher Education Financing Program,
9,080	Series B, Rev., 5.000%, 09/01/17	10,456
10,050	Series B, Rev., 5.000%, 09/01/19	11,970

		22,426

	General Obligation — 1.8%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	5,656
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	3,896
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	241
17,575	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	20,635
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/18 (p)	7,590
6,260	Prince William County, Public Improvement, Series A, GO, 5.000%, 08/01/18	7,362

		45,380

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,298

	Other Revenue — 1.3%
	Virginia Public Building Authority,
4,910	Series B-1, Rev., 5.000%, 08/01/18	5,756
5,620	Series C, Rev., 5.000%, 08/01/15 (p)	6,021
5,225	Series D, Rev., 5.000%, 08/01/17	6,002

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
	Virginia Public Building Authority, Public Facilities,
2,980	Series A, Rev., 5.000%, 08/01/20	3,559
5,650	Series B, Rev., 5.000%, 08/01/21	6,730
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	3,842

		31,910

	Prerefunded — 0.3%
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	7,497

	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,669

	Transportation — 0.2%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,583
1,935	5.000%, 04/01/17	2,195
1,655	5.000%, 04/01/18	1,917

		5,695

	Total Virginia	116,875

	Washington — 2.2%
	General Obligation — 2.1%
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,659
5,820	State of Washington, Series R-2012A, GO, 5.000%, 07/01/24	6,685
6,000	State of Washington, Motor Vehicle Tax Senior 520, Series C, GO, 5.000%, 06/01/23	6,943
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,072
1,000	Series C, GO, 5.000%, 01/01/18	1,159
2,000	Series D, GO, 5.000%, 02/01/24	2,350
12,400	Series R-2010A, GO, 5.000%, 01/01/22	14,507
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,541

		53,916

	Hospital — 0.1%
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,341

	Total Washington	55,257

	Wisconsin — 0.2%
	General Obligation — 0.2%
5,000	State of Wisconsin, Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,300

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/14 (p)	155

	Total Municipal Bonds (Cost $2,313,245)	2,457,838

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
114,745	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $114,745)	114,745

	Total Investments — 101.8% (Cost $2,427,990)	2,572,583
	Liabilities in Excess of Other Assets — (1.8)%	(44,821)

	NET ASSETS — 100.0%	$2,527,762

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.007% at termination	CPI-U at termination	01/15/15	$20,000	$(2,278)
Barclays Bank plc	2.920% at termination	CPI-U at termination	01/15/15	25,000	(2,609)
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	50,000	(3,604)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	50,000	(3,796)
Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/16	25,000	(3,127)
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/16	5,000	(580)
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/16	3,000	(344)
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/16	25,000	(2,225)
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	(2,745)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	35,000	(1,411)
Barclays Bank plc	2.420% at termination	CPI-U at termination	05/24/20	25,000	(688)
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/16	25,000	(819)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/18	25,000	(107)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/18	12,000	(54)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/18	39,000	(156)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	(413)
Citibank, N.A.	1.200% at termination	CPI-U at termination	04/23/14	50,000	(10)
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/20	50,000	(1,232)
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/20	50,000	(1,173)
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/20	50,000	(716)
Credit Suisse International	1.900% at termination	CPI-U at termination	05/02/14	49,000	(391)
Credit Suisse International	1.840% at termination	CPI-U at termination	05/09/14	50,000	(381)
Credit Suisse International	1.880% at termination	CPI-U at termination	01/02/15	50,000	(629)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/17	50,000	(1,353)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	65,000	(950)
Deutsche Bank AG, New York	1.865% at termination	CPI-U at termination	01/03/15	50,000	(617)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	40,000	(134)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	50,000	(1,549)
Deutsche Bank AG, New York	2.138% at termination	CPI-U at termination	11/22/18	50,000	(218)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	100,000	(2,354)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/24	31,000	(32)
Deutsche Bank AG, New York	2.508% at termination	CPI-U at termination	02/04/24	50,000	(51)
Morgan Stanley Capital Services	2.268% at termination	CPI-U at termination	03/01/15	212,000	(4,471)
Morgan Stanley Capital Services	2.175% at termination	CPI-U at termination	10/01/18	50,000	(367)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/24	30,000	(93)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/24	34,000	—
Royal Bank of Scotland	1.840% at termination	CPI-U at termination	05/09/14	50,000	(381)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	(646)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	(1,876)
Royal Bank of Scotland	0.036% at termination	CPI-U at termination	07/31/29	49,000	(10,775)
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/18	50,000	(771)
Union Bank of Switzerland AG	2.275% at termination	CPI-U at termination	07/02/18	50,000	(913)
Union Bank of Switzerland AG	2.220% at termination	CPI-U at termination	07/06/18	50,000	(655)
Union Bank of Switzerland AG	2.480% at termination	CPI-U at termination	07/01/22	50,000	(1,148)

					$(58,842)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $56,760,000 of this investment is restricted as collateral for swaps to various brokers

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,622
Aggregate gross unrealized depreciation	(10,029)

Net unrealized appreciation/depreciation	$144,593

Federal income tax cost of investments	$2,427,990

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Tax Aware Real Return Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$114,745	$2,457,838	$—	$2,572,583
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(58,842)	$—	$(58,842)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Swaps — The Fund engages in various swap transactions, including interest rate and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.9% (t)
	Arizona — 0.4%
	General Obligation — 0.4%
85	Maricopa County, School District No. 38, Madison Elementary School Improvement, Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	94

	California — 2.5%
	Education — 0.3%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	70

	General Obligation — 1.6%
375	State Center Community College District, GO, 5.000%, 08/01/25	424

	Other Revenue — 0.5%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	88
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	30

		118

	Prerefunded — 0.1%
30	El Monte Union High School District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 03/01/15 (p)	31

	Total California	643

	Colorado — 3.6%
	General Obligation — 1.4%
305	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	363

	Other Revenue — 2.2%
500	Colorado Water Resources & Power Development Authority, Wastewater Revolving Fund, Series A, Rev., 5.250%, 09/01/16	562

	Total Colorado	925

	Connecticut — 4.5%
	General Obligation — 2.8%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	170
50	State of Connecticut, Series E, GO, 5.000%, 12/15/16	56
100	Town of New Canaan, Series B, GO, 5.000%, 04/01/20	117
200	Town of Trumbull, GO, 5.000%, 09/15/16	224

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– Continued
135	Town of West Hartford, Series A, GO, 5.000%, 07/01/18	159

		726

	Utility — 1.7%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20 (w)	124
150	Series A, Rev., 6.000%, 08/15/21 (w)	186
100	Series A, Rev., 6.000%, 08/15/22	124

		434

	Total Connecticut	1,160

	District of Columbia — 1.1%
	Education — 0.4%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	110

	General Obligation — 0.1%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	21

	Other Revenue — 0.6%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	156

	Total District of Columbia	287

	Florida — 3.5%
	General Obligation — 2.2%
500	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	572

	Other Revenue — 1.2%
185	Florida State Department of Transportation, Turnpike Authority, Series A, Rev., 4.000%, 07/01/18	208
80	Polk County, Public Facilities, Rev., NATL-RE, 5.000%, 12/01/18	86

		294

	Water & Sewer — 0.1%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	27

	Total Florida	893

	Georgia — 5.2%
	Other Revenue — 4.9%
625	Columbia County Water & Sewerage, Rev., 4.000%, 06/01/17	692

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
250	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	296
250	Henry County, Water & Sewerage Authority, Rev., 5.000%, 02/01/26	284

		1,272

	Water & Sewer — 0.3%
60	Jackson County, Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	67

	Total Georgia	1,339

	Hawaii — 1.4%
	General Obligation — 1.4%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	350

	Idaho — 0.2%
	Water & Sewer — 0.2%
50	Idaho Bond Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	54

	Illinois — 1.7%
	General Obligation — 0.3%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	69

	Other Revenue — 0.7%
165	Forest Preserve District of Cook County, Limited Tax Project and Refunding, Series B, GO, 5.000%, 12/15/24	183

	Prerefunded — 0.7%
150	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	178

	Total Illinois	430

	Indiana — 2.3%
	Education — 0.5%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	121

	Other Revenue — 1.8%
250	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	293
150	Indiana State Transportation Finance Authority, Highway, Series B, Rev., NATL-RE, FGIC, 5.500%, 12/01/16	171

		464

	Total Indiana	585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Kansas — 2.2%
	General Obligation — 2.2%
500	City of Wichita, Series B, GO, 4.000%, 09/01/17	558

	Louisiana — 0.9%
	Industrial Development Revenue/Pollution Control Revenue — 0.9%
200	Terrebonne Parish, Public Improvement, Series ST, Rev., 5.875%, 03/01/26	223

	Maryland — 5.6%
	General Obligation — 5.2%
545	County of Baltimore, GO, 5.000%, 02/01/20	651
100	Montgomery County, Consolidated Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	114
500	State of Maryland, State & Local Facilities Loan of 2009, Third Series C, GO, 5.000%, 11/01/17	580

		1,345

	Transportation — 0.4%
100	Maryland State Department of Transportation, Consolidated Transportation, Second Issue, Rev., 4.000%, 09/01/16	109

	Total Maryland	1,454

	Massachusetts — 4.2%
	Certificate of Participation/Lease — 2.8%
	Massachusetts Bay Transportation Authority,
350	Series A, Rev., 5.250%, 07/01/27	421
250	Series B, Rev., 5.250%, 07/01/23	305

		726

	General Obligation — 1.4%
300	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/21	363

	Total Massachusetts	1,089

	Michigan — 0.3%
	Education — 0.3%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	79

	Minnesota — 0.8%
	Other Revenue — 0.8%
200	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/16	219

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Mississippi — 0.4%
	Prerefunded — 0.4%
100	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	100

	Missouri — 2.9%
	General Obligation — 2.4%
175	Clay County, North Kansas City School District No. 74, Direct Deposit of State Aid Program, GO, 5.000%, 03/01/20	198
350	Kansas City, Improvement, Series A, GO, 5.000%, 02/01/23	405

		603

	Transportation — 0.4%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/22	110

	Water & Sewer — 0.1%
30	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, State Revolving Fund Program, Series B, Rev., 5.500%, 07/01/14	31

	Total Missouri	744

	New Jersey — 0.6%
	Transportation — 0.6%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	95
60	Series A, Rev., 5.500%, 12/15/21	72

	Total New Jersey	167

	New Mexico — 7.3%
	Other Revenue — 7.3%
300	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	352
340	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	405
250	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	282
	New Mexico Finance Authority, State Transportation, Sub Lien,
200	Series A-2, Rev., 5.000%, 12/15/20	238
500	Series A-2, Rev., 5.000%, 12/15/21	582

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– Continued
30	New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	34

	Total New Mexico	1,893

	New York — 11.9%
	General Obligation — 2.6%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	53
100	Queensbury Union Free School District, GO, 4.000%, 12/15/18	113
350	Taconic Hills Central School District at Craryville, GO, 4.000%, 06/15/18	390
100	Town of Riverhead, Public Improvement, GO, 4.000%, 06/01/21	112

		668

	Industrial Development Revenue/Pollution Control Revenue — 1.3%
280	City of New York, Sub Series E-1, GO, 6.250%, 10/15/28	330

	Other Revenue — 6.9%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	124
260	New York State Dormitory Authority, Personal Income Tax, Series C, Rev., 5.000%, 03/15/19	299
250	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, New York City Municipal Water Projects, Series K, Rev., 5.500%, 06/15/17	290
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	109
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
750	Series A, Rev., 5.000%, 01/01/26	846
100	Series D, Rev., 5.000%, 11/15/18	118

		1,786

	Special Tax — 0.4%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/17	103

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.7%
150	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17	171

	Total New York	3,058

	Ohio — 2.6%
	General Obligation — 2.0%
100	Cincinnati City School District, Classroom Facilities Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	120
250	City of Columbus, Series 1, GO, 5.000%, 07/01/27	289
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	117

		526

	Other Revenue — 0.6%
125	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	149

	Total Ohio	675

	Oregon — 1.8%
	General Obligation — 1.0%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	263

	Other Revenue — 0.8%
175	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/21	202

	Total Oregon	465

	Pennsylvania — 4.4%
	Education — 0.8%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/23	208

	General Obligation — 1.3%
15	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	17
	State of Pennsylvania, Second Series,
200	GO, 5.000%, 01/01/16 (p)	218
100	GO, 5.000%, 03/01/16	110

		345

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — 2.3%
485	Central Bucks School District, Series A, GO, 5.000%, 05/15/21 (p)	583

	Total Pennsylvania	1,136

	Rhode Island — 2.3%
	Other Revenue — 2.3%
505	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Series A, Rev., 5.000%, 10/01/18	593

	South Carolina — 1.4%
	General Obligation — 1.4%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	355

	Tennessee — 1.3%
	General Obligation — 0.2%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	58

	Other Revenue — 1.1%
250	City of Memphis, Electric System, Rev., 5.000%, 12/01/17	289

	Total Tennessee	347

	Texas — 9.7%
	Education — 2.3%
500	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/18	588

	General Obligation — 3.6%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/23	84
240	City of Irving, Improvement, GO, 5.000%, 09/15/21	282
500	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	562

		928

	Other Revenue — 0.9%
210	Harris County, Series C, Rev., 5.000%, 08/15/22	241

	Prerefunded — 0.5%
100	Harris County, Permanent Improvement, Series C, GO, 5.750%, 10/01/18 (p)	121

	Utility — 0.2%
50	City of Garland, Electric Utility System, Rev., NATL-RE, 5.625%, 03/01/15	53

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 2.2%
	City of Houston, Combined Utility System, First Lien,
50	Series A, Rev., AGM, 5.000%, 11/15/15	54
355	Series D, Rev., 5.000%, 11/15/24	408
70	City of Mesquite, Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	78
25	City of San Antonio, Water System, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	27

		567

	Total Texas	2,498

	Vermont — 0.1%
	Utility — 0.1%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL-RE, 5.250%, 07/01/14	36

	Virginia — 5.9%
	General Obligation — 4.9%
900	City of Newport News, Water Improvement, Series B, GO, 5.250%, 07/01/22	1,095
150	Loudoun County, Public Improvement, Series A, GO, 5.000%, 07/01/16	166

		1,261

	Other Revenue — 1.0%
175	Henrico County, Public Improvement, GO, 5.000%, 07/15/20	210
50	Virginia College Building Authority, 21st Century College & Equipment, Educational Facilities, Series E-2, Rev., 5.000%, 02/01/23	60

		270

	Total Virginia	1,531

	Washington — 2.3%
	General Obligation — 1.4%
25	Snohomish County, School District No. 2, Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	28
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	334

		362

	Other Revenue — 0.7%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	173

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 0.1%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	26

	Utility — 0.1%
20	Energy Northwest Project 1, Electric, Series D, Rev., 5.000%, 07/01/16	22

	Total Washington	583

	Wisconsin — 2.6%
	Other Revenue — 2.6%
	State of Wisconsin, Transportation,
290	Series A, Rev., 5.000%, 07/01/20	346
300	Series A, Rev., 5.000%, 07/01/26	338

	Total Wisconsin	684

	Total Municipal Bonds (Cost $23,982)	25,247

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
1077	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $1077)	1077

	Total Investments — 102.1% (Cost $25,059)	26,324
	Liabilities in Excess of Other Assets — (2.1)%	(554)

	NET ASSETS — 100.0%	$25,770

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
(Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	1,500	$(108)
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	500	(38)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/18	3,000	(98)
BNP Paribas	2.165% at termination	CPI-U at termination	11/04/18	2,000	(13)
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	8,000	(418)
BNP Paribas	2.510% at termination	CPI-U at termination	11/04/23	1,000	(7)
Credit Suisse International	1.900% at termination	CPI-U at termination	05/02/14	1,000	(8)
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/17	3,000	(29)
Morgan Stanley	2.525% at termination	CPI-U at termination	01/27/24	1,000	(3)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/21	1,000	—
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	(29)

					$(751)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $530,000 of this investment is restricted as collateral for swaps to various brokers.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,304
Aggregate gross unrealized depreciation	(39)

Net unrealized appreciation/depreciation	$1,265

Federal income tax cost of investments	$25,059

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Tax Aware Real Return SMA Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,077	$25,247	$—	$26,324
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(751)	$—	$(751)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2014.

1. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 58.8%
	Brazil — 6.8%
63,400	AMBEV S.A.	422,710
28,710	Banco do Brasil S.A.	248,525
18,410	BR Properties S.A.	129,078
11,100	Embraer S.A., ADR (m)	340,659
5,203	Lojas Renner S.A.	119,508
69,810	MRV Engenharia e Participacoes S.A.	238,654
27,100	Vale S.A., ADR	368,560

		1,867,694

	China — 10.5%
50,000	Anhui Conch Cement Co., Ltd., Class H	192,866
760,000	Bank of China Ltd., Class H	320,781
173,160	China Merchants Bank Co., Ltd., Class H	305,007
113,500	China Shenhua Energy Co., Ltd., Class H	291,325
176,000	CNOOC Ltd.	273,383
54,500	Great Wall Motor Co., Ltd., Class H	256,487
653,000	Industrial & Commercial Bank of China Ltd., Class H	402,614
61,200	MGM China Holdings Ltd.	239,869
43,000	Ping An Insurance Group Co. of China Ltd., Class H	347,519
58,400	Wynn Macau Ltd.	248,038

		2,877,889

	Hong Kong — 4.1%
239,000	Belle International Holdings Ltd.	258,795
28,000	China Mobile Ltd.	267,185
108,000	China Overseas Land & Investment Ltd.	289,909
38,400	Sands China Ltd.	294,884

		1,110,773

	Hungary — 0.5%
7,760	OTP Bank plc	142,031

	India — 5.8%
8,330	HDFC Bank Ltd., ADR	260,646
7,500	Infosys Ltd., ADR	439,350
11,100	Larsen & Toubro Ltd., Reg. S., GDR	173,393
23,000	Mahindra & Mahindra Ltd., GDR	326,600
13,260	Tata Motors Ltd., ADR	369,291

		1,569,280

	Indonesia — 1.4%
273,000	Bank Rakyat Indonesia Persero Tbk PT	186,563
1,064,500	Telekomunikasi Indonesia Persero Tbk PT	197,396

		383,959

	Mexico — 0.7%
32,120	Grupo Financiero Banorte S.A.B. de C.V., Class O	202,749

	Peru — 1.0%
2,150	Credicorp Ltd.	283,628

	Poland — 0.4%
9,091	Eurocash S.A.	118,022

	Qatar — 1.4%
7,270	Qatar National Bank SAQ (a)	368,336

	Russia — 5.0%
10,147	Lukoil OAO, ADR	576,084
20,787	Mobile Telesystems OJSC, ADR	358,576
39,640	Sberbank of Russia, ADR	427,921

		1,362,581

	South Africa — 3.1%
12,032	Foschini Group Ltd. (The)	100,790
8,441	Imperial Holdings Ltd.	140,736
16,500	Mr Price Group Ltd.	204,359
14,263	MTN Group Ltd.	254,699
10,966	Shoprite Holdings Ltd.	141,337

		841,921

	South Korea — 8.4%
12,728	Kia Motors Corp.	635,041
1,141	LG Chem Ltd.	273,326
877	Samsung Electronics Co., Ltd., Reg. S., GDR	513,534
1,300	Samsung Fire & Marine Insurance Co., Ltd.	300,088
4,580	Shinhan Financial Group Co., Ltd.	193,278
17,686	SK Telecom Co., Ltd., ADR	388,031

		2,303,298

	Taiwan — 6.4%
46,000	Delta Electronics, Inc.	251,751
245,000	Fubon Financial Holding Co., Ltd.	345,636
218,500	Hon Hai Precision Industry Co., Ltd.	610,399
9,000	MediaTek, Inc.	119,940
244,000	Siliconware Precision Industries Co.	293,967
5,159	Siliconware Precision Industries Co., ADR	29,458
20,000	Simplo Technology Co., Ltd.	91,625

		1,742,776

	Thailand — 1.5%
59,700	Kasikornbank PCL, NVDR	307,162

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Thailand — Continued
31,200	Total Access Communication PCL, NVDR	90,492

		397,654

	Turkey — 1.5%
23,937	Arcelik A.S.	118,266
8,800	Tofas Turk Otomobil Fabrikasi A.S.	41,393
7,690	Tupras Turkiye Petrol Rafinerileri A.S.	126,757
22,373	Turkcell Iletisim Hizmetleri A.S. (a)	110,515

		396,931

	United Arab Emirates — 0.3%
8,181	Dragon Oil plc	78,869

	Total Common Stocks (Cost $16,018,225)	16,048,391

PRINCIPAL AMOUNT
Corporate Bonds — 6.6%
	Colombia — 0.1%
40,000	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e) (m)	38,268

	Indonesia — 0.7%
200,000	Pertamina Persero PT, Reg. S., 5.250%, 05/23/21	191,500

	Kazakhstan — 1.6%
	KazMunayGas National Co. JSC,
200,000	5.750%, 04/30/43 (e)	169,250
130,000	Reg. S., 7.000%, 05/05/20	143,650
120,000	Reg. S., 11.750%, 01/23/15	130,800

		443,700

	Luxembourg — 0.4%
100,000	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S., 7.750%, 05/29/18	111,000

	Malaysia — 0.4%
100,000	Petronas Capital Ltd., Reg. S., 5.250%, 08/12/19	110,996

	Mexico — 1.2%
	Petroleos Mexicanos,
30,000	3.500%, 01/30/23	27,128
20,000	4.875%, 01/18/24	19,850
10,000	4.875%, 01/18/24 (e)	9,952
80,000	5.500%, 01/21/21	85,200
110,000	5.500%, 06/27/44	99,000
30,000	6.375%, 01/23/45 (e)	30,003
MXN 400,000	7.650%, 11/24/21 (e)	30,288
10,000	VAR, 2.257%, 07/18/18	10,300

		311,721

	United Kingdom — 0.7%
200,000	Sinopec Group Overseas Development 2012 Ltd., Reg. S., 3.900%, 05/17/22	193,782

	United States — 0.8%
200,000	Cemex Finance LLC, Reg. S., 9.375%, 10/12/22	224,000

	Venezuela — 0.7%
	Petroleos de Venezuela S.A.,
97,137	6.000%, 11/15/26	49,783
196,700	Reg. S., 5.375%, 04/12/27	96,580
48,000	Reg. S., 8.500%, 11/02/17	37,248

		183,611

	Total Corporate Bonds (Cost $1,897,537)	1,808,578

Foreign Government Securities — 26.5%
	Argentina — 0.5%
	Republic of Argentina,
ARS 111,964	0.000%, 12/31/33 (m)	17,221
97,190	7.000%, 04/17/17	74,059
39,000	8.750%, 06/02/17	30,030
67,500	SUB, 2.500%, 12/31/38 (m)	23,962

		145,272

	Belarus — 0.4%
100,000	Republic of Belarus, Reg. S., 8.950%, 01/26/18	101,000

	Belize — 0.0% (g)
11,300	Republic of Belize, SUB, 5.000%, 02/20/38 (e) (m)	7,345

	Brazil — 1.6%
	Federal Republic of Brazil,
100,000	5.625%, 01/07/41 (m)	95,000
97,000	7.125%, 01/20/37 (m)	109,367
84,444	8.000%, 01/15/18 (m)	94,156
30,000	8.250%, 01/20/34 (m)	37,725
BRL 250,000	10.250%, 01/10/28	98,156

		434,404

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Colombia — 1.2%
	Republic of Colombia,
50,000	8.125%, 05/21/24 (m)	63,625
79,000	10.375%, 01/28/33 (m)	115,143
110,000	11.750%, 02/25/20 (m)	157,300

		336,068

	Costa Rica — 0.5%
101,000	Republic of Costa Rica, Reg. S., 9.995%, 08/01/20	126,250

	Croatia — 0.8%
210,000	Republic of Croatia, Reg. S., 6.750%, 11/05/19	224,175

	Dominican Republic — 0.7%
	Government of Dominican Republic,
100,000	6.600%, 01/28/24 (e) (m)	100,000
70,553	Reg. S., 9.040%, 01/23/18	76,903

		176,903

	Ecuador — 0.4%
100,000	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	104,250

	El Salvador — 0.5%
	Republic of El Salvador,
24,000	5.875%, 01/30/25 (e) (m)	21,720
10,000	Reg. S., 7.650%, 06/15/35	9,550
95,000	Reg. S., 7.750%, 01/24/23	99,750
10,000	Reg. S., 8.250%, 04/10/32	10,200

		141,220

	Hungary — 1.5%
	Republic of Hungary,
2,000	5.375%, 02/21/23	1,980
200,000	5.750%, 11/22/23	200,157
90,000	6.250%, 01/29/20	95,625
62,000	6.375%, 03/29/21	66,514
36,000	7.625%, 03/29/41	38,160

		402,436

	Indonesia — 1.3%
	Republic of Indonesia,
100,000	Reg. S., 7.750%, 01/17/38	111,000
100,000	Reg. S., 8.500%, 10/12/35	118,750
100,000	Reg. S., 11.625%, 03/04/19	132,000

		361,750

	Iraq — 0.8%
250,000	Republic of Iraq, Reg. S., 5.800%, 01/15/28	209,375

	Ireland — 0.7%
170,000	Vnesheconombank Via VEB Finance plc, Reg. S., 5.450%, 11/22/17	179,775

	Ivory Coast — 0.3%
110,000	Republic of Ivory Coast, Reg. S., SUB, 5.750%, 12/31/32	94,325

	Lebanon — 1.3%
	Republic of Lebanon,
30,000	6.375%, 03/09/20	30,600
20,000	9.000%, 03/20/17	22,200
264,000	Reg. S., 8.250%, 04/12/21	294,360

		347,160

	Lithuania — 0.9%
230,000	Republic of Lithuania, Reg. S., 5.125%, 09/14/17	250,413

	Mexico — 1.0%
	United Mexican States,
74,000	3.625%, 03/15/22	72,890
22,000	4.000%, 10/02/23	21,670
34,000	4.750%, 03/08/44	30,175
30,000	5.625%, 01/15/17	33,375
34,000	5.750%, 10/12/10	31,195
39,000	6.750%, 09/27/34	45,630
MXN 445,000	10.000%, 11/20/36	41,499

		276,434

	Pakistan — 0.7%
200,000	Republic of Pakistan, Reg. S., 6.875%, 06/01/17	197,500

	Panama — 0.7%
	Republic of Panama,
24,000	6.700%, 01/26/36	26,700
69,000	8.875%, 09/30/27	92,115
50,000	9.375%, 04/01/29	68,500

		187,315

	Peru — 1.0%
	Republic of Peru,
20,000	6.550%, 03/14/37	22,950
130,000	7.350%, 07/21/25	162,500
70,000	8.750%, 11/21/33	99,225

		284,675

	Philippines — 1.3%
	Republic of Philippines,
220,000	7.750%, 01/14/31	289,850

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Philippines — Continued
50,000	10.625%, 03/16/25	76,875

		366,725

	Poland — 1.1%
	Republic of Poland,
42,000	3.000%, 03/17/23	38,490
71,000	4.000%, 01/22/24	69,049
192,000	5.000%, 03/23/22	205,511

		313,050

	Romania — 0.5%
	Republic of Romania,
30,000	4.375%, 08/22/23 (e)	28,575
16,000	6.125%, 01/22/44 (e)	15,600
70,000	6.750%, 02/07/22 (e)	79,012

		123,187

	Russia — 0.9%
	Russian Federation,
RUB 1,570,000	8.150%, 02/03/27	44,328
200,000	Reg. S., 5.625%, 04/04/42	194,000
13,585	Reg. S., SUB, 7.500%, 03/31/30	15,657

		253,985

	Serbia — 0.3%
90,629	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	90,176

	South Africa — 1.2%
	Republic of South Africa,
200,000	5.875%, 09/16/25	204,500
100,000	6.875%, 05/27/19	112,500

		317,000

	Sri Lanka — 0.9%
240,000	Republic of Sri Lanka, Reg. S., 6.250%, 10/04/20	240,600

	Turkey — 1.5%
	Republic of Turkey,
120,000	6.750%, 04/03/18	129,900
243,000	7.000%, 06/05/20	265,174

		395,074

	Ukraine — 0.6%
200,000	Republic of Ukraine, Reg. S., 7.950%, 02/23/21	172,500

	Uruguay — 0.4%
	Republic of Uruguay,
33,000	7.625%, 03/21/36	40,095
60,000	PIK, 7.875%, 01/15/33	74,100

		114,195

	Venezuela — 0.6%
	Republic of Venezuela,
49,000	7.650%, 04/21/25	28,542
28,000	Reg. S., 6.000%, 12/09/20	16,380
90,800	Reg. S., 8.250%, 10/13/24	54,707
97,600	Reg. S., 9.000%, 05/07/23	62,464

		162,093

	Vietnam — 0.4%
100,000	Republic of Vietnam, Reg. S., 6.750%, 01/29/20	107,375

	Total Foreign Government Securities (Cost $7,420,498)	7,244,005

SHARES
Preferred Stocks — 3.6%
	Brazil — 1.6%
36,595	Cia Energetica de Minas Gerais	211,237
18,190	Itau Unibanco Holding S.A.	228,237

		439,474

	South Korea — 2.0%
613	Samsung Electronics Co. Ltd.	540,215
	Total Preferred Stocks (Cost $966,131)	979,689

NOTIONAL AMOUNT
Option Purchased — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
	United States — 0.0% (g)
110,000	USD Put/SGD Call, Expiring 05/08/14 @ 1.24 SGD to 1 USD, Vanilla, European Style (a) (Cost $1,592)	3,060
PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.1%
25,000	U.S. Treasury Note, 0.250%, 03/31/14 (Cost $25,008)	25,006

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 3.6%
	Investment Company — 3.6%
989,188	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $989,188)	989,188

	Total Investments — 99.2% (Cost $27,318,179)	27,097,917
	Other Assets in Excess of Liabilities — 0.8%	227,673

	NET ASSETS — 100.0%	$27,325,590

Percentages indicated are based on net assets.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	26.7%
Commercial Banks	14.9
Oil, Gas & Consumable Fuels	9.9
Automobiles	6.0
Semiconductors & Semiconductor Equipment	5.5
Wireless Telecommunication Services	5.4
Electronic Equipment, Instruments & Components	3.2
Hotels, Restaurants & Leisure	2.9
Insurance	2.4
Specialty Retail	2.1
Diversified Financial Services	1.7
IT Services	1.6
Beverages	1.6
Real Estate Management & Development	1.5
Construction Materials	1.5
Metals & Mining	1.4
Household Durables	1.3
Aerospace & Defense	1.3
Chemicals	1.0
Food & Staples Retailing	1.0
Others (each less than 1.0%)	3.4
Short-Term Investment	3.7

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	10 Year U.S. Treasury Note	03/20/14	377,250	4,681
1	U.S. Long Bond	03/20/14	133,594	(189)
	Short Futures Outstanding
(1)	5 Year U.S.Treasury Note	03/31/14	(120,625)	201

				4,693

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,249,904	INR	Barclays Bank plc †	03/19/14	100,191	98,946	(1,245)
110,129,666	KRW	HSBC Bank, N.A. †	03/19/14	103,774	101,468	(2,306)
1,317,584	MXN	HSBC Bank, N.A.	03/19/14	100,850	98,182	(2,668)
1,351,830	MXN	Union Bank of Switzerland AG	03/19/14	103,059	100,734	(2,325)
700,861	MXN	Union Bank of Switzerland AG	03/31/14	53,729	52,172	(1,557)
326,456	MYR	HSBC Bank, N.A. †	03/19/14	98,776	97,401	(1,375)
4,405,515	PHP	BNP Paribas †	03/19/14	99,695	97,121	(2,574)
3,552,768	RUB	Credit Suisse International †	03/19/14	101,916	100,124	(1,792)
126,686	SGD	BNP Paribas	03/19/14	99,990	99,226	(764)
				861,980	845,374	(16,606)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
48,750	ARS	Citibank, N.A. †	03/31/14	6,491	5,396	1,095
35,832	ARS	Goldman Sachs International †	03/31/14	4,437	3,966	471
138,000	ARS	Union Bank of Switzerland AG †	03/31/14	17,830	15,275	2,555
110,290	CAD	Royal Bank of Canada	03/19/14	102,911	98,929	3,982
53,611,791	CLP	BNP Paribas †	03/19/14	100,368	96,034	4,334
56,167,351	CLP	Deutsche Bank AG †	03/19/14	102,234	100,612	1,622
6,249,904	INR	BNP Paribas †	03/19/14	100,643	98,946	1,697
10,803,663	JPY	Barclays Bank plc	03/19/14	103,908	105,763	(1,855)
1,024,052	MXN	BNP Paribas	03/31/14	75,887	76,230	(343)
700,861	MXN	Deutsche Bank AG	03/31/14	53,632	52,172	1,460
326,456	MYR	HSBC Bank, N.A.	03/19/14	101,352	97,401	3,951
7,232,243	RUB	Credit Suisse International †	03/19/14	209,594	203,819	5,775
3,458,483	RUB	Deutsche Bank AG †	03/19/14	102,519	97,466	5,053
1,865,869	RUB	Goldman Sachs International †	03/31/14	55,708	52,449	3,259
126,686	SGD	Barclays Bank plc	03/19/14	101,352	99,225	2,127
3,197,413	THB	Barclays Bank plc	03/19/14	98,628	96,642	1,986
1,126,284	ZAR	Barclays Bank plc	03/19/14	103,133	100,721	2,412
				1,440,627	1,401,046	39,581

†	Non-deliverable forward.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
GDR	—	Global Depositary Receipt
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NVDR	—	Non Voting Depositary Receipt
PHP	—	Philippine Peso
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2014.
THB	—	Thai Baht
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2014.
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $12,389,183 and 45.7%, respectively.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,456,693
Aggregate gross unrealized depreciation	(1,676,955)

Net unrealized appreciation/depreciation	$(220,262)

Federal income tax cost of investments	$27,318,179

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,867,694	$—	$—	$1,867,694
China	—	2,877,889	—	2,877,889
Hong Kong	—	1,110,773	—	1,110,773
Hungary	—	142,031	—	142,031
India	1,069,287	499,993	—	1,569,280
Indonesia	—	383,959	—	383,959
Mexico	202,749	—	—	202,749
Peru	283,628	—	—	283,628
Poland	—	118,022	—	118,022
Qatar	368,336	—	—	368,336
Russia	358,576	1,004,005	—	1,362,581
South Africa	—	841,921	—	841,921
South Korea	388,031	1,915,267	—	2,303,298
Taiwan	29,458	1,713,318	—	1,742,776
Thailand	—	397,654	—	397,654
Turkey	—	396,931	—	396,931
United Arab Emirates	—	78,869	—	78,869

Total Common Stocks	4,567,759	11,480,632	—	16,048,391

Preferred Stocks
Brazil	439,474	—	—	439,474
South Korea	—	540,215	—	540,215

Total Preferred Stocks	439,474	540,215	—	979,689

Debt Securities
Corporate Bonds
Colombia	—	38,268	—	38,268
Indonesia	—	191,500	—	191,500
Kazakhstan	—	443,700	—	443,700
Luxembourg	—	111,000	—	111,000
Malaysia	—	110,996	—	110,996
Mexico	—	311,721	—	311,721
United Kingdom	—	193,782	—	193,782
United States	—	224,000	—	224,000

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Venezuela	—	183,611	—	183,611

Total Corporate Bonds	—	1,808,578	—	1,808,578

Foreign Government Securities	17,221	7,226,784	—	7,244,005
U.S. Treasury Obligation	—	25,006	—	25,006
Short-Term Investment Investment Company	989,188	—	—	989,188
Option Purchased Call Option Purchased	—	3,060	—	3,060

Total Investments in Securities	$6,013,642	$21,084,275	$—	$27,097,917

Liabilities
Options Written Put Options Written	$—	$(3,060)	$—	$(3,060)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$41,779	$—	$41,779
Futures Contracts	4,882	—	—	4,882

Total Appreciation in Other Financial Instruments	$4,882	$41,779	$—	$46,661

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(18,804)	$—	$(18,804)
Futures Contracts	(189)	—	—	(189)

Total Depreciation in Other Financial Instruments	$(189)	$(18,804)	$—	$(18,993)

There were no transfers among any levels during the period ended January 31, 2014.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

JPMorgan Total Emerging Markets Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 31, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 31, 2014